Registration Nos. 333-187762

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 5

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 20, 2015.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-187762
May 1, 2015

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (B Share)

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the owner dies before annuity payments begin.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the Separate Account are paid from our general account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

The minimum initial premium payment is $10,000 ($5,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 25 of the available variable investment options. The variable investment options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling 1-800-221-3253 or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AB Variable Products Series Fund, Inc. (previously known as AllianceBernstein Variable Products Series Fund, Inc.)
–	AB VPS Dynamic Asset Allocation Portfolio Class B (previously known as AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)
•	ALPS Variable Investment Trust
–	ALPS/Alerian Energy Infrastructure Portfolio Class III
–	ALPS/Red Rocks Private Equity Portfolio (Class III)
•	American Century Variable Portfolios, Inc.
–	American Century VP Inflation Protection Fund Class II
–	American Century VP Mid Cap Value Fund Class II
•	Deutsche Variable Series II (previously known as DWS Variable Series II)
–	Deutsche Alternative Asset Allocation VIP (Class B) (previously known as DWS Alternative Asset Allocation VIP Class B)
•	Fidelity® Variable Insurance Products
–	Fidelity VIP Growth Opportunities Portfolio Service Class 2
–	Fidelity VIP Money Market Service Class 2
•	Franklin Templeton Variable Insurance Products Trust
–	Franklin Growth & Income VIP Fund Class 2
•	Invesco Variable Insurance Funds
–	Invesco V.I. Balanced-Risk Allocation Fund Series II shares
•	Ivy Funds Variable Insurance Portfolios
–	Ivy Funds VIP Global Bond
–	Ivy Funds VIP High Income
•	Janus Aspen Series
–	Janus Aspen Enterprise Portfolio Service Shares
–	Janus Aspen Global Technology Portfolio Service Shares
•	Lazard Retirement Series, Inc.
–	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares
•	Legg Mason Partners Variable Equity Trust
–	ClearBridge Variable Small Cap Growth Portfolio Class II
–	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (previously known as Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)
•	Merger Fund VL
–	The Merger Fund VL
•	MFS® Variable Insurance Trust II
–	MFS® International Value Portfolio Service Class
•	Northern Lights Variable Trust
–	Mariner Managed Futures Strategy Portfolio Class II
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer International Growth Fund/VA
•	PIMCO Variable Insurance Trust
–	PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class
–	PIMCO Unconstrained Bond Portfolio Advisor Class
•	Pioneer Variable Contracts Trust
–	Pioneer Bond VCT Portfolio Class II
•	Putnam Variable Trust
–	Putnam VT Absolute Return 500 Fund Class IB
–	Putnam VT Small Cap Value Fund Class IB
•	Rydex Variable Trust
–	Guggenheim VT Multi-Hedge Strategies
–	Guggenheim VT Long Short Equity

•	T. Rowe Price Equity Series, Inc.
–	T. Rowe Price Health Sciences Portfolio II
•	The Universal Institutional Funds, Inc.
–	UIF Emerging Markets Equity Portfolio – Class II
•	Value Line Funds Variable Trust
–	Value Line VIP Equity Advantage Fund
•	Van Eck VIP Trust
–	Van Eck VIP Global Hard Assets Service Class
•	Virtus Variable Insurance Trust
–	Virtus Real Estate Securities Series

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 (overnight mail), or by calling 1-800-221-3253. Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2015, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

The variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the Statement of Additional Information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments. This is the annuity period. The amount of the annuity payments will depend on the amount of accumulation value annuitized, annuity rates, annuity option selected and, for non-qualified contracts, gender of the annuitant.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 25 of the available variable investment options.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 30 investment divisions, corresponding to 30 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen.

The total value of your contract’s investment in the investment divisions is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units. The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no earlier than the first contract anniversary (without GIAC’s prior consent) and no later than the contract anniversary immediately following the annuitant’s 100th birthday. Gains under the contract are taxable at distribution, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select only one of the available annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments for 10 year period certain

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers among the variable investment options.

Death benefits

If you should die before annuity payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural person, then the death of the annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase or elect other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are charges for some of these riders. You should contact your registered representative for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest contract

SUMMARY	PROSPECTUS	1

anniversary value death benefit. The return of premium and return of premium plus death benefit rider may in certain circumstances increase the death benefit payable upon the owner’s death if your adjusted premium payments exceed your contract earnings. Finally, the deferred income annuity payout option rider can provide you with a stream of income payments that will start at a date in the future that you select. Before taking advantage of this rider, you should consider your liquidity needs because amounts that you transfer to the deferred income annuity payout option rider cannot be withdrawn or surrendered; those amounts are accessible only through the future stream of fixed income payments created by transfers to the rider. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of your accumulation value is a withdrawal. A surrender charge may apply to both surrenders and withdrawals. Surrenders and withdrawals may be subject to any applicable contract fee, premium taxes, state taxes, penalty taxes, and federal income tax and/or federal income tax withholding. Once annuity payments begin, surrenders and withdrawals are not available. Please see The accumulation period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently, range from 0.50% to 4.70% on a gross basis, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Contract charges

We apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 1.00% of the accumulation value in the variable investment options.

The following are expenses that you may incur as a contract owner:

•	Surrender charges

We assess a charge on surrenders and withdrawals of accumulation value. We deduct up to 8% of each premium payment withdrawn within the first seven years of receipt of each such premium payment. However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a surrender charge. See Surrenders and withdrawals.

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your accumulation value in the variable investment options.

•	Return of premium death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your accumulation value in the variable investment options.

•	Return of premium plus death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.30% of your accumulation value in the variable investment options.

•	Combination of death benefit riders expense

You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you do, then we will assess one combined daily charge at an annual rate of 0.35% of your accumulation value in the variable investment options.

•	Premium taxes

These charges for taxes on premiums or annuity purchase payments are applicable only in some states and municipalities and currently range from

2	PROSPECTUS	SUMMARY

0.50% up to 3.5% of premium payments made to the contract or accumulation value used to purchase an annuity option, depending on state requirements.

This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 10 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms may vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the contract, the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer accumulation value among the variable investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Surrender Charge:	8% declining annually[1]
Number of full years completed since premium payment was made	Surrender charge percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7	0%

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract accumulation value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

1 The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

4	PROSPECTUS	EXPENSE TABLES

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB = Highest Anniversary Value Death Benefit Rider	ROPDB Plus = Return of Premium Death Benefit Plus Rider
ROPDB Basic = Return of Premium Death Benefit Basic Rider

	Basic contract (with no benefit riders)	Contract with HAVDB	Contract with ROPDB Basic	Contract with ROPDB Plus	Contract with HAVDB and ROPDB Plus
Contract Charge	1.00%	1.00%	1.00%	1.00%	1.00
Other Separate Account Fees
Charges for Optional Additional Riders
– HAVDB	0.00%	0.30%	0.00%	0.00%	0.00%
– ROPDB Basic	0.00%	0.00%	0.25%	0.00%	0.00%
– ROPDB Plus	0.00%	0.00%	0.00%	0.30%	0.00%
– Combination HAVDB & ROPDB Plus	0.00%	0.00%	0.00%	0.00%	0.35%
Subtotal Other Separate Account Fees	0.00%	0.30%	0.25%	0.30%	0.35%
Total Separate Account Level Annual Expenses	1.00%	1.30%	1.25%	1.30%	1.35%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.50%	4.70%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2014 for all underlying mutual funds. Newer underlying mutual funds will have higher expense ratios partly due to the smaller initial asset bases. It is important for contractowners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher or lower than the expense information presented.

The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.48% and 2.53%, respectively. The minimum charge of 0.48% reflects a voluntary waiver that can be terminated at any time by the fund’s investments advisor. The maximum charge of 2.53% reflects a contractual waiver, which will continue indefinitely and may only be terminated with the approval of the fund’s Board. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contractowner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 1.00% of the accumulation value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a basic contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (4.70%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,435	$2,530	$3,591	$5,979
Minimum:	$994	$1,251	$1,532	$2,233
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$635	$1,880	$3,091	$5,979
Minimum:	$194	$601	$1,032	$2,233

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.53%) and net minimum (0.48%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,207	$1,884	$2,575	$4,248
Minimum:	$992	$1,244	$1,522	$2,221
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$407	$1,234	$2,075	$4,248
Minimum:	$192	$594	$1,022	$2,221

6	PROSPECTUS	EXPENSE TABLES

Example 2 shows a basic contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (4.70%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,399	$2,428	$3,434	$5,727
Minimum:	$958	$1,139	$1,434	$1,841
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$599	$1,778	$2,934	$5,727
Minimum:	$158	$489	$843	$1,841

** Basic Contract without any riders and net maximum (2.53%) and net minimum (0.48%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,171	$1,776	$2,402	$3,930
Minimum:	$955	$1,132	$1,332	$1,819
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$371	$1,126	$1,902	$3,930
Minimum:	$155	$482	$832	$1,819

These Examples do not reflect transfer charges or premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $15.6 billion as of December 31, 2014. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2014, Guardian Life had total admitted assets (Statutory basis) in excess of $45.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the annuitant is over 90 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and taxes, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $5,000 for qualified contracts and $10,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an owner of the contract who is a natural person to exceed $6,000,000.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premiums to your contract on the same day we receive them, provided we receive them in good order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a valuation date).

If the New York Stock Exchange closes before its regular closing time, we will normally credit a premium payment received after that close on the next valuation date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use net premiums to purchase accumulation units in the variable investment options you have chosen, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the price calculated on the valuation date that we receive and accept your payment. The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 25 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of

Accumulation units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the variable investment options. The Separate Account has 30 investment divisions, corresponding to the 30 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as annuity payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of

12	PROSPECTUS	ACCUMULATION PERIOD

any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of net premiums or transfers of accumulation value, or both, with respect to some or all contracts.

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the available variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

ACCUMULATION PERIOD	PROSPECTUS	13

The Funds have different investment objectives which influence their risk and return. These objectives affect the potential risks and outcome for each Fund, and there is no guarantee that a Fund will be able to meet its investment objectives fully. The table below summarizes their main characteristics.

Variable investment option	Investment objectives	Typical investments
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously known as AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	To maximize total return consistent with the Adviser’s determination of reasonable risk

Invests in a globally diversified portfolio of equity and debt securities, including exchange-traded funds, ETFs and derivatives. From a neutral weighting of 60% equities and 40% debt, the Portfolio team makes tactical asset-allocation changes – equity exposure can range from 0% to 80%. The Portfolio is expected to be diversified across industries, sectors, market capitalizations and countries, choosing securities from market indices in seeking to track their performance before fees and expenses. Investments in fixed-income securities are expected to be diversified across government, corporate and inflation-protected securities as well as a broad range of maturities and credit qualities. The Portfolio may invest in U.S., non-U.S. and emerging-market issuers, and may hedge some or all of the resulting currency exposure – or decide not to hedge.

ALPS/Alerian Energy Infrastructure Portfolio Class III	Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index	Will invest at least 90% of its net assets in securities that comprise of the Alerian Energy Infrastructure Index (the “Index”). The Index is intended to give investors a means of tracking overall performance of the North American Energy Infrastructure sector. The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, primarily consisting of common stock, but also including, among others, Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates and Canadian pipeline trusts and their successor companies.
ALPS/Red Rocks Listed Private Equity Portfolio (Class III)	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

14	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
American Century VP Inflation Protection Fund (Class II)	Long-term total return	The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, the fund will invest over 50% of its assets in inflation-adjusted debt securities.
Deutsche Alternative Asset Allocation VIP (Class B) (previously known as DWS Alternative Asset Allocation VIP Class B)	The fund seeks capital appreciation.

The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such Deutsche fund could invest. The fund may also invest in securities of unaffiliated mutual funds or ETFs to gain a desired economic exposure to a particular asset category that is not available through a Deutsche fund (Deutsche funds and unaffiliated mutual funds and ETFs are collectively referred to as “underlying funds”). The fund’s allocations among direct investments and other Deutsche funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, long/short, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets, high-yield and other alternative strategies. Deutsche Investment Management Americas Inc. is the investment advisor for the fund. RREEF America L.L.C. is the subadvisor for the fund.

ACCUMULATION PERIOD	PROSPECTUS	15

Variable investment option	Investment objectives	Typical investments
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes has above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Money Market Portfolio	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to “Government Money Market Portfolio.” If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015. Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

16	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Franklin Growth & Income VIP Fund (Class 2 Shares)	Seeks capital appreciation with current income as a secondary goal.	Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.
Guggenheim VT Multi-Hedge Strategies	Seeks long-term capital appreciation with less risk than traditional equity funds.

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics.

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and Global Macro - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Guggenheim VT Long Short Equity	Seeks long-term capital appreciation.

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.

ACCUMULATION PERIOD	PROSPECTUS	17

Variable investment option	Investment objectives	Typical investments
Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices	The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance.
Ivy Funds VIP Global Bond	To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Funds VIP Global Bond seeks to achieve its objectives by investing, during normal market conditions, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets. The Portfolio may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity. Under normal circumstances, the Portfolio invests at least 40% (or, if Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States). Although the Portfolio invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by (WRIMCO), to be of comparable quality. The Portfolio will only invest in non-investment grade securities if WRIMCO deems the risks to be consistent with the Portfolio’s objectives. The Portfolio also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

18	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Ivy Funds VIP High Income	To seek to provide total return through a combination of high current income and capital appreciation.	Ivy Funds VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies. The Portfolio may invest significantly in restricted securities that have not been registered for sale under the Securities Act of 1933 that are determined to be liquid in accordance with procedures adopted by the Trust’s Board of Trustees. The Portfolio may also invest in private placement securities. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including the economic environment, interest rate trends and industry fundamentals as well as analysis of the company’s fundamentals, including: financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving debt to cash ratios, potential to improve credit standing and a strong, defensible market position.

ACCUMULATION PERIOD	PROSPECTUS	19

Variable investment option	Investment objectives	Typical investments
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.
Janus Aspen Global Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies from different countries that are economically tied to throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.
Lazard Retirement Global Dynamic Multi Asset Portfolio (Services Shares)	Total Return	The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts.

20	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II) (previously known as Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.
Mariner Managed Futures Strategy Portfolio (Class II)	The Portfolio seeks income and capital appreciation.	Short term fixed Income and Managed Futures (see annual Report)
The Merger Fund VL

The Fund’s investment objective of achieving capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the Fund’s other investment policies are not fundamental and may be changed without obtaining approval by the Fund’s shareholders. There is no guarantee that the Fund will achieve its investment objective. Under normal market conditions, the Fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser

The team will choose securities they believe offer the best risk/reward within the strategy guidelines. As a result, portfolio weightings by security category will vary. The Fund uses the following instruments:

• Exchange Listed Equities

• Exchange Traded Funds

• Listed Options

• OTC Options

• Equity underlying Total Return Swaps

• Currencies

• Currency Forward Sales

• Corporate Bonds

• Convertible Bonds

ACCUMULATION PERIOD	PROSPECTUS	21

Variable investment option	Investment objectives	Typical investments
believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets. In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.
MFS® International Value Portfolio (Service Class)	Seeks capital appreciation	Normally invests primarily in foreign equity securities, including emerging market equity securities. Focuses on investing in the stocks of companies MFS believes are undervalued compared to their perceived worth (value companies). The fund may invest in companies of any size.
UIF Emerging Markets Equity Portfolio (Class II)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	The global strategists of the Adviser and its Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/ or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects.

22	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Oppenheimer International Growth Fund/VA (Service Class)	The Fund seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.
PIMCO Global Multi-Asset Managed Volatility Portfolio (Advisor Class)	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility.	The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The

ACCUMULATION PERIOD	PROSPECTUS	23

Variable investment option	Investment objectives	Typical investments
Portfolio’s combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets. The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its exposure to emerging markets’ currencies to 15% of its total assets. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
PIMCO Unconstrained Bond Portfolio (Advisor Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management

Under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will not be constrained by management against an index. The average portfolio duration of this Portfolio will normally vary from (negative) 3 years to positive 8 years based on PIMCO’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s

24	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Portfolio may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.
Pioneer Bond VCT Portfolio (Class II)	Current Income	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.
Putnam VT Absolute Return 500 Fund IB	Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.	The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

ACCUMULATION PERIOD	PROSPECTUS	25

Variable investment option	Investment objectives	Typical investments
Putnam VT Small Cap Value Fund IB	Capital appreciation	We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in small companies of a size similar to those in the Russell 2000 Value Index.
T. Rowe Price Health Sciences Portfolio (Class II)	Fund seeks long term capital appreciation	Fund investments may be made in any type of security or instrument whose investment characteristics are consistent with its investment program.
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs.
Van Eck VIP Global Hard Assets Fund	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Under normal conditions, the Fund invests at least 80% of its net assets in securities of “hard assets” companies and instruments that derive their value from “hard assets”. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.
Virtus Real Estate Securities Series	The fund has investment objectives of capital appreciation and income with approximately equal emphasis.	The fund offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market. Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

26	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates), except Monte Capital Group LLC, pay us compensation every year for administration or other expenses. This compensation ranges from 0.05% to 0.40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Rydex Variable Trust and Merger Fund VL. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.50%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

The Funds’ investment advisors and their principal business addresses are shown in the table below.

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
AB VPS Dynamic Asset Allocation Portfolio	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
ALPS/Alerian Energy Infrastructure Portfolio ALPS/Red Rocks Private Equity Portfolio	ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
American Century VP Mid Cap Value Fund American Century VP Inflation Protection Fund	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
Deutsche Alternative Asset Allocation VIP	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	RREEF America L.L.C. 875 North Michigan Avenue, Suite 4100 Chicago, IL 60611
Fidelity VIP Growth Opportunities Portfolio Fidelity VIP Money Market Portfolio

Fidelity Management & Research Company and its affiliates

82 Devonshire Street

Boston, Massachusetts 02109

Fidelity Management & Research Company and its affiliates

245 Summer Street

Boston, Massachusetts 02210

Franklin Growth & Income VIP Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403

ACCUMULATION PERIOD	PROSPECTUS	27

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
Guggenheim VT Multi-Hedge Strategies Guggenheim VT Long Short Equity	Guggenheim Investments 805 King Farm Boulevard, Suite 600, Rockville MD 20850
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Ivy Funds VIP Global Bond Ivy Funds VIP High Income	Waddell & Reed Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Janus Aspen Enterprise Portfolio Janus Aspen Global Research Portfolio	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
ClearBridge Variable Small Cap Growth Portfolio	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue New York, NY 10018
Mariner Managed Futures Strategy Portfolio	Monte Capital Group LLC 11 Broadway Suite 766 New York, NY 10004
The Merger Fund VL	Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595
MFS® International Value Portfolio	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
UIF Emerging Markets Equity Portfolio	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and Morgan Stanley Investment Management Company 23 Church Street, 16-01 Capital Square, Singapore
Oppenheimer International Growth Fund/VA	Oppenheimer Funds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
PIMCO Global Multi-Asset Managed Volatility Portfolio PIMCO Unconstrained Bond Portfolio	PIMCO 840 Newport Center Drive Newport Beach, California 92660

28	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
Pioneer Bond VCT Portfolio	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109
Putnam VT Absolute Return 500 Fund	Putnam Investment Management LLC. One Post Office Square Boston MA 02109	Putnam Advisory Company, LLC One Post Office Square Boston MA 02109
Putnam VT Small Cap Value Fund	Putnam Investment Management LLC. One Post Office Square Boston MA 02109	Putnam Investments Limited Cassini House 57–59 St James’s Street, London, England, SW1A 1LD
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD, 21202
Value Line VIP Equity Advantage Fund	EULAV Asset Management 7 Times Square 21st Floor New York, New York 10036
Van Eck VIP Global Hard Assets Fund	Van Eck Associates Corporation 335 Madison Avenue New York, NY 10017
Virtus Real Estate Securities Series	Virtus Investment Partners 100 Pearl Street Hartford, CT 06103	Duff & Phelps Investment Management Co 200 S. Wacker Drive Suite 500 Chicago, IL 60606

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

ACCUMULATION PERIOD	PROSPECTUS	29

When you buy a contract, please note:

•	You can choose up to 25 of the available variable investment options at any one time.

•	There are no initial sales charges on the premium payments.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the variable investment options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office. Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

Transfers

You can only transfer money among variable investment options up to 30 days before the date annuity payments begin.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:

•	You are limited to 15 transfers per year;

•	You are limited to no more than 5 transfers within a quarter;

•	You are limited to no more than 3 transfers within a month;

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received transfer instructions from you, in good order, at our Customer Service Office.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

30	PROSPECTUS	ACCUMULATION PERIOD

electronic instructions in good order at our Customer Service Office. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contract owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contract owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contract owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contract owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset

ACCUMULATION PERIOD	PROSPECTUS	31

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contract owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers. Redemption fees and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any

32	PROSPECTUS	ACCUMULATION PERIOD

contract owners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable Fund.

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract owners should be aware that we may not have the contractual obligation or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

ACCUMULATION PERIOD	PROSPECTUS	33

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

SURRENDERS AND WITHDRAWALS

During the accumulation period and while all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the accumulation period. This is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date annuity payments begin.

DIA transfers under the Deferred Income Annuity (DIA) Payout Option rider will be treated as withdrawals under the basic contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal or state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the accumulation value of the basic contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	Net Return of 0%

•	A $15,000 DIA transfer is made on January 15, 2015

•	The DIA Commencement Date is January 15, 2023

•	The present value of future payments as of the DIA Commencement Date is $18,228

34	PROSPECTUS	ACCUMULATION PERIOD

Event	Accumulation Value	Chargeable Premium	Surrender Charges (on full surrender of basic contract)	Cost Basis Allocated to basic contract	Cost Basis Allocated to DIA rider
Contract Issue	$100,000	$100,000	$8,000	$100,000	$0
Second Contract Anniversary	$100,000	$100,000	$6,500	$100,000	$0
DIA Transfer
Values on January 15, 2015 prior to DIA Transfer	$100,000	$100,000	$6,500	$100,000	$0
Values on January 16, 2015 immediately after the DIA Transfer	$85,000	$85,000	$5,525	$100,000	$0
Values on January 15, 2023 upon DIA payment commencement	$85,000	$0	$0	$82,342	$17,658*
*	Note: The cost basis allocated to the DIA rider is equal to the cost basis ratio multiplied by the cost basis ($100,000). The cost basis ratio is equal to the present value of future payments as of the DIA Commencement Date divided by the sum of the present value of future payments and accumulation value as of the DIA Commencement Date (18,228 / ($18,228 + $85,000) x $100,000 = $17,658). The DIA payment amount used in this example to determine the cost basis is hypothetical.

Your request for surrenders and withdrawals must be received in good order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges, surrender charges and premium taxes from the proceeds of a surrender. In the case of a withdrawal, we will redeem additional units to cover any applicable charges unless you instruct us to do otherwise. See Financial information: Contract costs and expenses. To effect your request, we will redeem accumulation units attributable to the variable investment option choices; this will be done on a pro-rata basis unless you instruct us differently.

A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the accumulation value is less than $2000 after the withdrawal then GIAC reserves the right to terminate the contract, subject to any applicable surrender charge for a surrender.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your accumulation value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a surrender charge, of an amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Calculating the Surrender Charge for a Withdrawal. For the purpose of calculating the surrender charge and to minimize the applicable surrender charge, we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any valuation date equals the accumulation value on that date, less the total net premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total net premiums in the calculation of earnings;

ACCUMULATION PERIOD	PROSPECTUS	35

•	from net premiums that are no longer subject to a surrender charge;

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

Calculating the Surrender Charge for a Surrender. If you surrender the contract, the surrender charge is the sum of each surrender charge percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•	If you surrender the contract and Chargeable Premiums exceed accumulation value, then we will calculate the surrender charge based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation or is a contract that has been issued pursuant to an internal 1035 exchange of certain contracts, then all net premiums made before spousal continuation or the internal 1035 exchange will be treated as not subject to a surrender charge and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, surrender charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in good order at our Customer Service Office before the end of a valuation date, then we will process your request based on accumulation unit values determined at the end of that valuation date. If we receive your surrender or withdrawal request in good order at our Customer Service Office at or after the end of a valuation date or on a day that is not a valuation date, then we will process your request based on accumulation unit values determined at the end of the next valuation date. We will send you your payment within seven days of receiving a request from you in good order at our Customer Service Office. Please see The accumulation period: Payments.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

36	PROSPECTUS	ACCUMULATION PERIOD

Inactive Contracts

Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the owner the accumulation value under the basic contract in one sum, if, before the annuity commencement date:

•	no premium payments are made for 2 consecutive years;

•	the accumulation value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your accumulation value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges, surrender charges and premium taxes. Please see Financial information: Federal tax matters.

If the accumulation value of the basic contract is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract owner. If the accumulation value is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s annuity commencement date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

ACCUMULATION PERIOD	PROSPECTUS	37

Forms and Reports

In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures regarding liquidity and product choice.

We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.

We will also send you quarterly, annual and anniversary statements that will provide you with much of the information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. Similarly, if several members of the same household own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

You may receive additional copies by calling or writing our Customer Service Office.

Dollar Cost Averaging

This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

Fixed Dollar Cost Averaging Program

Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial net premium, and any subsequent net premiums received prior to the third monthly contract anniversary, must be allocated to the Fixed DCA Account. On each of the first three monthly contract anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the variable investment options in accordance with your allocation instructions then in effect. If a monthly contract anniversary is not also a valuation date, the transfer will occur on the next following valuation date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest net premium and any interest attributable to that net premium.

We guarantee that the net premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the net premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated valuation date may be credited with a different rate of interest than the rate previously credited to net premiums allocated to the DCA Account on any other valuation date.

38	PROSPECTUS	ACCUMULATION PERIOD

Fixed DCA will terminate on the earliest of

•	the valuation date that all amounts have been transferred out of the Fixed DCA Account;

•	the annuity commencement date;

•	the date a transfer or change in allocation instructions under the basic contract is received at our Customer Service Office;

•	the date the basic contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your accumulation value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	39

GIAC reserves the right to discontinue or restrict the use of Automated Alerts at any time, at its discretion. GIAC does not currently charge a fee for Automated Alerts. However, we reserve the right to limit the frequency of Automated Alerts or to impose a charge for Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable; or

•	the Securities and Exchange Commission by order so permits for the protection of security holders.

40	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first contract anniversary (without GIAC’s prior consent) or later than the contract anniversary immediately following the annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your annuity payments will be processed on the first business day of the following month. Once annuity payments begin, you may not change: the annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the annuitant at the birthday nearest the date annuity payments are to begin, and

•	the annuity payout option you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the annuity payments.

The number and amount of your annuity payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.
•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any annuity payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving owner or joint owner; if none, then

•	any surviving primary beneficiary; and, if none, then

•	any surviving contingent beneficiary.

ANNUITY PERIOD	PROSPECTUS	41

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining annuity payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have annuity payments made under payout options that are available under the contract; we will make annuity payments to you if the annuitant is living and the contract is in force on the annuity commencement date. You can make your choice of annuity payout option at any time before your annuity payments begin. If no election is made as of the annuity commencement date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.

Before the annuity commencement date, the owner(s) may elect to restrict certain rights any beneficiary may have under the contract in the event that the contract owner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contract owner and/or annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in good order and in a form satisfactory to us, before the annuity commencement date. Once elected, only the contract owner on record as of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of accumulation value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the annuity commencement date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if

42	PROSPECTUS	ANNUITY PERIOD

Fixed-rate annuity payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-6 10-Year Guaranteed Period

the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

ANNUITY PERIOD	PROSPECTUS	43

OTHER CONTRACT FEATURES

Death benefits

We will pay a death benefit upon receipt of due proof of death of any owner. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

Death of an Owner before the annuity commencement date

We will pay a death benefit upon receipt, in good order at our Customer Service Office, of due proof of the death of any owner before the annuity commencement date. If the owner is a non-natural owner, the death of the annuitant will be treated as the death of an owner for purposes of determining whether a death benefit is payable.

The death benefit is payable first to:

•	any surviving owner or joint owner, if none, then

•	any surviving primary beneficiary, if none, then,

•	any surviving contingent beneficiary, if none then

•	to the owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive due proof of death in good order at our Customer Service Office; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive due proof of death in good order at our Customer Service Office before the end of a valuation date, we will calculate the death benefit based on the accumulation value determined at the end of that valuation date. If we receive due proof of death in good order at our Customer Service Office at or after the end of a valuation date (or on a day other than a valuation date), then we will calculate the death benefit based on the accumulation value determined at the end of the next valuation date. We will pay the death benefit to the appropriate beneficiary or beneficiaries (or surviving joint owner(s), if applicable) after we receive due proof of death in good order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the accumulation value as of the end of the valuation date on which we receive due proof of death in good order, less any premium taxes, or

•	the amount of any death benefit provided by an enhanced death benefit rider.

Multiple Beneficiaries. If there is more than one beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in good order from that beneficiary. Proceeds for those beneficiaries who have not provided settlement instructions in good order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such

44	PROSPECTUS	OTHER CONTRACT FEATURES

instructions. Therefore, each beneficiary may receive a different amount, even when all beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum. A beneficiary (or surviving joint owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the beneficiary or surviving joint owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive annuity payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If, on the valuation date that we calculate the death benefit, we also receive settlement instructions for at least one beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in good order from all beneficiaries, any death benefit amount exceeding the accumulation value that is not distributed to the beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the beneficiaries as death proceeds on such valuation date will be allocated among the variable investment options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from beneficiaries.

You may designate that a beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in good order. Upon your death, the beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving owner or joint owner, if none then

OTHER CONTRACT FEATURES	PROSPECTUS	45

•	any surviving primary beneficiary, if none then

•	any surviving contingent beneficiary, if none then

•	the owner’s estate.

Upon the death of an annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal beneficiary (or any surviving joint owner) that is entitled to a death benefit has the right to elect another beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the annuity commencement date

If any owner dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest: is payable to, or for the benefit of, any new contract owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

•

If your spouse is the only primary beneficiary (or the sole surviving joint owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a beneficiary is not a natural person, the beneficiary must elect that the entire death benefit be distributed within five years of your death.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: an owner dies before the annuity commencement date; the deceased owner’s spouse, is the sole surviving joint owner or the sole surviving primary beneficiary (or, in the case of joint owners, the surviving spouses are the only concurrent beneficiaries, or the surviving spouse is the designated beneficiary) on the date of such owner’s death.

46	PROSPECTUS	OTHER CONTRACT FEATURES

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Although partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of election of spousal continuation by the 90th day after we receive due proof of death (of the owner) in good order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the accumulation value to the investment options under the contract in accordance with your allocation instructions at that time. If applicable, the surviving spouse will become the new owner and will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value as of the end of the valuation date we received, in good order at our Customer Service Office, due proof of death of the surviving spouse.

If the annuitant is changed under spousal continuation, then the annuity commencement date will be the new annuitant’s 100th birthday, unless

OTHER CONTRACT FEATURES	PROSPECTUS	47

an earlier date is otherwise elected by the owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all net premium payments made before spousal continuation will not be subject to surrender charge. All provisions of the contract with respect to surrender charges will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of any owner (or, in the event of a non-natural owner, the annuitant), and a surviving spouse that continues the basic contract in accordance with the spousal continuation provision, who is under age 76. This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the basic contract); or

•	the highest anniversary value enhanced death benefit, less any premium taxes as of the end of the valuation date on which we receive due proof of death in good order.

We must receive proof of death in good order at our Customer Service Office that the death occurred before the annuity commencement date for a benefit to be payable.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older owner’s 80th birthday (or the annuitant’s 80th birthday if there is a non-natural owner), the HAVDB will equal the greater of the current HAVDB or the accumulation value of the basic contract on that contract anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the basic contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable surrender charges) by the accumulation value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will

48	PROSPECTUS	OTHER CONTRACT FEATURES

be distributed in the same manner as the death benefit under the basic contract. We deduct a daily charge for this rider based on an annual rate of 0.30% of the accumulation value of your variable investment options.

If there is a change of owner (or, if the owner is a non-natural person, a change in annuitant) under the terms of the basic contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the accumulation value on the valuation date that the change in owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the basic contract under spousal continuation, and the HAVDB that would have been paid under the basic contract upon the owner’s death exceeds the accumulation value at the time of the owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the basic contract. If the HAVDB that would have been paid is less than the accumulation value at the time of the owner’s death, then we will increase the HAVDB to equal the accumulation value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all owners under the contract must be under age 76. If the owner is a non-natural person, then the annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the basic contract under the spousal continuation provisions of the basic contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

If upon the death of the surviving spouse the HAVDB exceeds the accumulation value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the accumulation value on the applicable valuation date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The beneficiaries may not continue this rider and this rider will terminate.

This rider terminates on the earliest of the following:

•	the date that a death benefit is paid under a death benefit rider or under the basic contract, if the basic contract is not continued by an eligible spouse;

•	the date that a death benefit is paid under this rider or under the basic contract upon death of the surviving spouse who has continued the basic contract and this rider;

•	the date the accumulation value under the basic contract equals zero;

•	the annuity commencement date; or

•	upon a change in owner (or, if owner is a non-natural person, a change in annuitant), including spousal continuation, and the new owner is age 76 or older.

OTHER CONTRACT FEATURES	PROSPECTUS	49

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for information about the availability of this enhanced death benefit rider under your contract.

Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.

RETURN OF PREMIUM DEATH BENEFIT (ROPDB) RIDER

This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the basic contract. You may elect one of two options, the return of premium death benefit rider standard (ROPDB Basic) or return of premium death benefit PLUS (ROPDB Plus).

The ROPDB will be payable if on the Valuation Date a death benefit under the Basic Contract is calculated, the ROPDB is greater than the death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract.

ROPDB Basic

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective, even if the accumulation value is lower than the ROPDB Basic death benefit on that Valuation Date.

Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:

•	The dollar amount of the withdrawal, including any applicable Surrender Charges; or

•

The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal, including any applicable Surrender Charges and (b) is the accumulation value immediately before the withdrawal.

We deduct a daily charge for this rider based on an annual rate of 0.25% of the accumulation value of your variable investment options.

50	PROSPECTUS	OTHER CONTRACT FEATURES

ROPDB Plus

If you have elected the ROPDB Plus death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Plus death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Plus death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Plus to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective, even if the accumulation value is lower than the ROPDB Plus death benefit on that Valuation Date. On each contract anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account on the day immediately prior to the contract anniversary.

On each contract anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account. Amounts will be transferred from the ROPDB Plus Interest Account on the day prior to the contract anniversary so that on the contract anniversary the amount in the ROPDB Plus Interest Account will be zero.

On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Plus Daily Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equal to 0.00008219). In addition, we will decrease the ROPDB Interest Account by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.

Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

•	The dollar amount of the withdrawal (including any surrender charges) in excess of the dollar amount in the ROPDB Plus Interest Account; or

•	The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the accumulation value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.

ROPDB Plus Basis

The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the basic contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the basic contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:

•	The accumulation value immediately after the withdrawal; or

•	The total premiums paid under the basic contract less the total amount of withdrawals.

On each contract anniversary, the ROPDB Plus Basis will be reset to the accumulation value in effect on that contract anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	51

We deduct a daily charge for this rider based on an annual rate of 0.30% of the accumulation value of your variable investment options.

Termination

This rider terminates on the earliest of the following:

•	the date a death benefit is paid under a death benefit rider or under the basic contract upon proof of death in good order; or

•	the date the accumulation value under the basic contract equals zero; or

•	the basic contract’s annuity commencement date.

Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.

The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for information about the availability of this enhanced death benefit rider under your contract.

Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.

This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. We deduct a daily charge for this combination of riders based on an annual rate of 0.35% of the accumulation value of your variable investment options.

DEFERRED INCOME ANNUITY PAYOUT OPTION RIDER (also referred to as SecureFuture Income Rider)

When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if owner/annuitant is age 80 or under for a non-qualified contract or owner/annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider, it must be elected at the time of application. This rider allows you to transfer all or a portion of your accumulation value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any accumulation value to the DIA rider until the second contract anniversary. Only amounts not subject to a surrender charge may be transferred to the DIA rider.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of the rider under your contract.

The DIA rider is designed to provide you with a long term strategy for creating a future stream of annuity payments guaranteed to last for your

52	PROSPECTUS	OTHER CONTRACT FEATURES

lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of annuity payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The basic contract provides the potential to benefit from possible market gains by allocating net premium to an array of variable investment options, which gains can be transferred to the DIA rider to increase your future stream of annuity payments. You bear the risk of investment losses in the variable investment options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.

Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.

DIA Transfers

We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase payments below $1,000. Total DIA transfers made in any contract year after the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning 12 months prior to the DIA commencement date. The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.

You may only make DIA transfers for a non-qualified contract if owner/annuitant is age 83 or younger; for a qualified contract if owner/ annuitant is age 68 or younger; and if choosing a life only DIA Payout option if owner/annuitant is age 70 or younger.

We will not accept any DIA transfer requests if the annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

DIA Commencement Date – This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the annuitant’s age 85 (age 70 1/2 if the basic contract is subject to required minimum distribution rules established under the Internal Revenue Code).

OTHER CONTRACT FEATURES	PROSPECTUS	53

Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:

•	the age of the annuitant at the time the DIA transfer request is received at our Customer Service Office in good order;

•	the DIA commencement date;

•	the DIA payout option chosen;

•	for non-qualified contracts, the sex of the annuitant; and

•	the current interest rate environment.

It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer, you will receive a confirmation of the current DIA transfer amount, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers made to date.

You may request to cancel the DIA transfer. Notice of such request must be received at our Customer Service Office in good order no later than the 10th day after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the basic contract in the same proportion as the current accumulation value. If there is no accumulation value at the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the accumulation value immediately prior to the last DIA transfer. Any death benefit provided by the basic contract or any other death benefit rider that may be attached to the basic contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.

After the initial DIA transfer, you may not change the annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider. You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.

54	PROSPECTUS	OTHER CONTRACT FEATURES

Effect of DIA Transfers on Basic Contract

All DIA transfers will be treated as withdrawals under the basic contract except that the DIA transfer will reduce the Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount under the basic contract. A subsequent cancellation of a DIA transfer will cause the Chargeable Premium to be increased by the amount the Chargeable Premium was reduced by that transfer.

DIA transfers will be treated as withdrawals under the basic contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of any Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the accumulation value of the basic contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	Net Return of 0%

•	A $15,000 DIA transfer is made on January 15, 2015

•	The DIA Commencement Date is January 15, 2023

•	The present value of future payments as of the DIA Commencement Date is $18,228

Event	Accumulation Value	Chargeable Premium	Surrender Charges (on full surrender of basic contract)	Cost Basis Allocated to basic contract	Cost Basis Allocated to DIA rider
Contract Issue	$100,000	$100,000	$8,000	$100,000	$0
Second Contract Anniversary	$100,000	$100,000	$6,500	$100,000	$0
DIA Transfer
Values on January 15, 2015 prior to DIA Transfer	$100,000	$100,000	$6,500	$100,000	$0
Values on January 16, 2015 immediately after the DIA Transfer	$85,000	$85,000	$5,525	$100,000	$0
Values on January 15, 2023 upon DIA payment commencement	$85,000	$0	$0	$82,342	$17,658*
*	Note: The cost basis allocated to the DIA rider is equal to the cost basis ratio multiplied by the cost basis ($100,000). The cost basis ratio is equal to the present value of future payments as of the DIA Commencement Date divided by the sum of the present value of future payments and accumulation value as of the DIA Commencement Date (18,228 / ($18,228 + $85,000) x $100,000 = $17,658). The DIA payment amount used in this example to determine the cost basis is hypothetical.

DIA Payment Options

You may elect to receive DIA payments based on one of the following options.

OTHER CONTRACT FEATURES	PROSPECTUS	55

Life Annuity without Guaranteed Period

We will make DIA payments during the lifetime of the annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period

We will make DIA payments during the lifetime of the annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the annuitant’s age on the DIA commencement date. For qualified contracts, the guaranteed period cannot exceed the annuitant’s life expectancy as determined under the Internal Revenue Code. If the annuitant dies before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the owner, unless the owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.

Life Annuity with Refund Certain

We will make DIA payments during the lifetime of the annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the owner elects to continue to receive the remaining DIA payments.

Payment Acceleration Feature

For DIA payout options other than Life Annuity without Guaranteed Period and when the basic contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:

•	the DIA rider is in effect and payments thereunder have begun;

•	the request is made after the DIA commencement date;

•	The owner is at least age 59 1/2; and

•	the frequency of DIA payments is monthly.

•	there are at least six months of payments remaining in any guaranteed or refund certain period.

The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Customer Service Office in good order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.

56	PROSPECTUS	OTHER CONTRACT FEATURES

We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.

Changing the DIA Commencement Date

Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within 12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Customer Service Office in good order no later than 14 days prior to the new DIA commencement date.

If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.

The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.

Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.

OTHER CONTRACT FEATURES	PROSPECTUS	57

DIA death benefit prior to DIA commencement date: 100% of total amount of DIA transfers, unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.

Effect of Death of Owner or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Internal

Revenue Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Internal Revenue Code, as amended from time to time, for qualified contracts.

Death before the DIA Commencement Date

If the contract owner (or annuitant, if the owner is a trust or other non-natural person) dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the owner’s death will be added to the death benefit payable under the basic contract and the DIA rider will terminate. If the annuitant named under the DIA rider, who is not also the owner, dies prior to the DIA commencement date, no death benefit is payable under the basic contract, any amounts transferred to the DIA rider will be added to the accumulation value of the contract and the DIA rider will terminate.

Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the accumulation value of the basic contract is zero, the death benefit will be paid to any beneficiaries in a lump sum.

Death after the DIA Commencement Date

If the annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.

If an owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.

DIA Payments

On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly, quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in good order at our Customer Service Office at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.

58	PROSPECTUS	OTHER CONTRACT FEATURES

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the owner is elected by the owner at the time of the initial DIA transfer, the owner is the sole DIA payee. The owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Customer Service Office in good order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Customer Service Office in good order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.

In either case, unless otherwise elected by the owner in a written notice received at our Customer Service Office in good order, the owner becomes the new DIA payee.

Inactive Contracts

If the accumulation value of the basic contract is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity but the DIA payout option has been funded and the DIA rider is in force, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract owner. If the accumulation value is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.

Premium Tax

We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer.

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FINANCIAL INFORMATION

The accumulation

value of your contract

To determine the accumulation value of your contract, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your accumulation value in the variable investment options, we multiply the number of accumulation units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.

60	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the surrender charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the contract charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Contract charge

We will deduct daily a portion of the assets allocated to variable investment options for administrative expenses and mortality expense risks. This results in a total annual charge of 1.00%.

Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

We are compensated for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Surrender charge

If you make a withdrawal from or surrender your contract, then you may pay a surrender charge on any amount that was paid into your contract during the previous seven years. This charge compensates us for expenses related to the sale of contracts.

For withdrawals, you may instruct us to deduct any applicable surrender charges from the amount requested. Otherwise, we will deduct the surrender charge from the remaining value of your contract. We do not impose a surrender charge on the amount deducted from the remaining value that is used to pay surrender charges on the withdrawal.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	contract charge

and the following charges may apply:

•	highest anniversary value death benefit rider charge

•	return of premium death benefit basic rider charge

•	return of premium death benefit plus rider charge

•	combination of return of premium death benefit plus and highest anniversary value death benefit rider charge

•	surrender charge

•	withdrawal charge

•	premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	61

Surrender charges

Number of full years completed since premium payment was made	Surrender charge (%)
0	8
1	7.5
2	6.5
3	5.5
4	5
5	4
6	3
7	0

When we calculate the surrender charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Surrender charges are listed in the table to the left.)

Each contract year, you can make a withdrawal from the contract without paying a surrender charge, however, of a Free Withdrawal Amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as a Free Withdrawal Amount in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation or at the time a contract is issued pursuant to an internal 1035 exchange of certain contracts will not be subject to a surrender charge. See Spousal continuation.

We do not impose surrender charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:
–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.30% of your accumulation value in the variable investment options.

Return of premium death benefit basic rider expense

If you choose the return of premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your accumulation value in the variable investment options.

62	PROSPECTUS	FINANCIAL INFORMATION

Return of premium death benefit plus rider expense

If you choose the return of premium plus death benefit plus rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.30% of your accumulation value in the variable investment options.

Combination of highest anniversary value death benefit and return of premium death benefit plus rider charge

We will deduct daily a portion of the assets allocated to each variable investment option as a charge for this rider. This results in an annual rider charge of 0.35%.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when your accumulation value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your accumulation value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FINANCIAL INFORMATION	PROSPECTUS	63

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution. If an owner transfers a contract without adequate consideration to a person other than the owner’s spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income unless one of several exceptions applies. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the owner names someone other than the owner as the payee under the contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following summary generally applies to contracts owned by natural persons.

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Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In addition, if the basic contract is issued with a deferred income annuity (DIA) payout option rider, there is some uncertainty regarding how withdrawals from the basic contract before the DIA Commencement Date should be treated for federal income tax purposes. In particular, it is not entirely clear whether amounts allocated under the basic contract to the DIA payout option rider remain part of the basic contract’s cash value for purposes of determining the taxable amount of any withdrawal from the basic contract prior to the DIA Commencement Date. GIAC currently intends to treat the cash value of the basic contract as not including such allocations to the DIA payout option rider for purposes of reporting amounts received as withdrawals under the basic contract, but given the uncertainty you should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider. In view of the uncertainty on these points, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider or DIA payout option rider.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer or the joint lives (or life expectancies) of the taxpayer and a beneficiary.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	65

59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where annuity payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payment option rider, GIAC believes these partial annuitization rules will apply to determine the tax treatment of the DIA payments you receive. However, there is uncertainty whether these rules will apply in such circumstances and, if so, how they apply. You should consult your tax advisor about the treatment of any DIA payments.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as annuity payments.

If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the annuitant would cause a death benefit under the rider to be credited to the cash value of the basic contract even though no death benefit is payable under the basic contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the basic contract would be currently taxable. You should consult your tax adviser.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

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Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Treatment of certain charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable withdrawal occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income and other factors.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if

FINANCIAL INFORMATION	PROSPECTUS	67

the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

68	PROSPECTUS	FINANCIAL INFORMATION

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the accumulation value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was

FINANCIAL INFORMATION	PROSPECTUS	69

issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate and generation-skipping transfer taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” (GST) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemption and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of

70	PROSPECTUS	FINANCIAL INFORMATION

distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Final regulations had not been issued as of the date of this prospectus, so these rules may change. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

FINANCIAL INFORMATION	PROSPECTUS	71

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as surrender charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of investment divisions. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

72	PROSPECTUS	FINANCIAL INFORMATION

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in its respective annual report, which may be obtained from PAS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	73

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.guardianannuities.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, with the exception of the electronic document delivery program, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

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VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other contract owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your accumulation value.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in good order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•	the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the variable investment options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the accumulation value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	75

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. Commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest owner is age 81 or older on the contract’s issue date, commissions paid in conjunction with the contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly.

For contracts issued on applications signed and dated on or after June 16, 2014, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly. If the oldest owner is age 86 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 1.25% on all premium payments and, beginning in the 18th contract month a commission of up to 0.075% of the unliquidated premiums may be paid quarterly.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not

76	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions or other forms of compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

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SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin.

Accumulation value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the basic contract begin.

Annuity payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the annuitant if there is a non-natural owner.

Chargeable premium

Each net premium that is subject to a surrender charge, less the amount of any withdrawal attributable to that premium on which we assessed a surrender charge.

Contract anniversary

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving owner and all primary beneficiaries predecease such owner.

Customer service office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our street address is 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Our telephone number is 1-800-221-3253.

Due proof of death in good order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly contract anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (contract owner)

You (or your); the person(s) or entity designated as the owner in the contract.

78	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The period between two successive valuation dates.

Variable investment options

The investment divisions of Separate Account R that are available for allocations of net premiums and accumulation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	79

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

80	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2014. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until December 2013. All accumulation values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Invesco V.I. Balanced-Risk Allocation Fund Series II	2014	6,434	1,787	44,242	7,186	24,643
	2013	—	—	—	—	—
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	2014	8,075	11,459	4,247	—	18,171
	2013	—	—	—	—	—
Fidelity VIP Growth Opportunities Service Class 2	2014	30,842	5,461	83,093	3,263	75,336
	2013	—	—	—	—	—
Franklin Growth & Income Securities Fund Class 2	2014	27,757	12,967	150,416	2,608	77,019
	2013	—	—	—	—	—
MFS International Value Portfolio Service Class	2014	21,062	1,083	36,977	15,442	33,738
	2013	—	—	—	—	—
Oppenheimer International Growth Fund/VA Service Class	2014	25,679	344	51,635	4,362	25,652
	2013	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	2014	7,903	595	20,152	555	613
	2013	—	—	—	—	—
PIMCO Unconstrained Bond Portfolio Advisor Class	2014	493	—	9,208	1,348	13,034
	2013	—	—	—	—	—
Pioneer Bond VCT Portfolio Class II	2014	14,047	607	77,765	1,180	89,071
	2013	—	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2014	23,013	3,536	48,706	51,051	55,597
	2013	—	—	—	—	—
American Century VP Inflation Protection Fund Class II	2014	24,979	2,214	62,910	797	78,208
	2013	—	—	—	—	—
Ivy Funds VIP Global Bond	2014	16,565	877	40,383	1,411	16,596
	2013	—	—	—	—	—
Ivy Funds VIP High Income	2014	18,004	3,176	38,452	25,266	67,716
	2013	—	—	—	—	—
Putnam VT Absolute Return 500 Fund Class IB	2014	6,568	—	5,808	1,321	3,867
	2013	—	—	—	—	—
Putnam VT Small Cap Value Fund Class IB	2014	13,620	464	33,339	1,566	43,573
	2013	—	—	—	—	—

APPENDIX	PROSPECTUS	81

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
ALPS/Alerian Energy Infrastructure Portfolio Class III	2014	8,041	299	29,147	2,332	22,022
	2013	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	2014	9,497	—	8,599	582	4,593
	2013	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	2014	23,652	281	22,464	89,238	14,380
	2013	—	—	—	—	—
Janus Aspen Global Technology Portfolio Service Shares	2014	3,134	307	9,733	2,610	5,114
	2013	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	2014	6,264	—	13,720	867	3,909
	2013	—	—	—	—	—
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II	2014	12,254	125	23,339	32,197	20,606
	2013	—	—	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	2014	4,282	92	4,823	613	7,605
	2013	—	—	—	—	—
The Merger Fund VL	2014	7,770	491	11,053	1,523	19,599
	2013	—	—	—	—	—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	2014	5,996	411	9,427	—	15,142
	2013	—	—	—	—	—
Guggenheim VT Multi-Hedge Strategies	2014	10,173	4,934	1,031	1,488	6,288
	2013	—	—	—	—	—
Guggenheim VT U.S. Long Short Equity	2014	6,389	365	8,236	1,288	19,957
	2013	—	—	—	—	—
T. Rowe Price Health Sciences Portfolio II	2014	4,555	1,226	31,813	1,189	13,231
	2013	—	—	—	—	—
UIF Emerging Markets Equity Portfolio Class II	2014	6,244	587	13,942	49,686	18,063
	2013	—	—	—	—	—
Van Eck VIP Global Hard Assets Service Class	2014	3,411	1,905	6,082	36,267	7,859
	2013	—	—	—	—	—
Virtus Real Estate Securities Series	2014	6,678	171	19,176	1,897	17,452
	2013	—	—	—	—	—

82	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Invesco V.I. Balanced-Risk Allocation Fund Series II	2014	$10.90	$10.86	$10.85	$10.85	$10.84
	2013	—	—	—	—	—
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	2014	11.09	11.05	11.04	—	11.03
	2013	—	—	—	—	—
Fidelity VIP Growth Opportunities Service Class 2	2014	13.11	13.06	13.05	13.05	13.04
	2013	—	—	—	—	—
Franklin Growth & Income Securities Fund Class 2	2014	12.30	12.25	12.24	12.24	12.23
	2013	—	—	—	—	—
MFS International Value Portfolio Service Class	2014	11.20	11.16	11.15	11.15	11.14
	2013	—	—	—	—	—
Oppenheimer International Growth Fund/VA Service Class	2014	10.67	10.63	10.62	10.62	10.61
	2013	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	2014	10.38	10.34	10.33	10.33	10.32
	2013	—	—	—	—	—
PIMCO Unconstrained Bond Portfolio Advisor Class	2014	10.02	—	9.97	9.97	9.96
	2013	—	—	—	—	—
Pioneer Bond VCT Portfolio Class II	2014	10.60	10.56	10.55	10.55	10.54
	2013	—	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2014	12.83	12.78	12.77	12.77	12.76
	2013	—	—	—	—	—
American Century VP Inflation Protection Fund Class II	2014	10.01	9.97	9.96	9.96	9.96
	2013	—	—	—	—	—
Ivy Funds VIP Global Bond	2014	10.15	10.11	10.11	10.11	10.10
	2013	—	—	—	—	—
Ivy Funds VIP High Income	2014	10.66	10.62	10.61	10.61	10.60
	2013	—	—	—	—	—
Putnam VT Absolute Return 500 Fund Class IB	2014	10.49	—	10.44	10.44	10.44
	2013	—	—	—	—	—
Putnam VT Small Cap Value Fund Class IB	2014	11.96	11.92	11.91	11.91	11.90
	2013	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio Class III	2014	12.34	12.29	12.28	12.28	12.27
	2013	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	2014	10.44	—	10.40	10.40	10.39
	2013	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	2014	12.85	12.80	12.79	12.79	12.78
	2013	—	—	—	—	—
Janus Aspen Global Technology Portfolio Service Shares	2014	13.25	13.20	13.19	13.19	13.18
	2013	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	2014	11.39	—	11.33	11.33	11.33
	2013	—	—	—	—	—

APPENDIX	PROSPECTUS	83

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II	2014	$12.45	$12.40	$12.39	$12.39	$12.38
	2013	—	—	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	2014	11.50	11.45	11.44	11.44	11.43
	2013	—	—	—	—	—
The Merger Fund VL	2014	10.29	10.25	10.24	10.24	10.23
	2013	—	—	—	—	—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	2014	10.65	10.61	10.60	—	10.59
	2013	—	—	—	—	—
Guggenheim VT Multi-Hedge Strategies	2014	10.31	10.27	10.27	10.27	10.26
	2013	—	—	—	—	—
Guggenheim VT U.S. Long Short Equity	2014	11.01	10.97	10.96	10.96	10.95
	2013	—	—	—	—	—
T. Rowe Price Health Sciences Portfolio II	2014	15.99	15.93	15.92	15.92	15.91
	2013	—	—	—	—	—
UIF Emerging Markets Equity Portfolio Class II	2014	9.84	9.80	9.79	9.79	9.78
	2013	—	—	—	—	—
Van Eck VIP Global Hard Assets Service Class	2014	9.14	9.10	9.10	9.10	9.09
	2013	—	—	—	—	—
Virtus Real Estate Securities Series	2014	12.52	12.48	12.47	12.47	12.46
	2013	—	—	—	—	—

84	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2015

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor ProFreedom Variable AnnuitySM”) dated May 1, 2015.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-017000

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $106,652,852 in 2012, $79,857,599 in 2013 and $86,279,922 in 2014.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the contract charge, (b) administrative expenses and (c) if applicable, any optional death benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the payment is due.

Determination of the First Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the accumulation unit value on the valuation period ten (10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

DIA TRANSFERS

A.	At the time you submit a transfer request we will inform you of the following:
1.	That amounts used to purchase deferred income payments are not liquid.
2.	That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.
3.

The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA

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transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

4.	The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.

B.	Upon completion of the transfer you will receive a confirmation which will inform you of the following:
1.	The amount of the DIA payment purchased.
2.	The lack of liquidity of amounts transferred to the DIA rider.
3.	A notice that the contract owner has the ability to consider other products and cancel within a specific period of time.
4.	Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity commencement date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the

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Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Money Market Portfolios’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period.

The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

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EXPERTS

The statutory basis balance sheets of GIAC as of December 31, 2014 and 2013 and the related statements of operations, of changes in capital and surplus and of cash flows for each of the two years in the period ended December 31, 2014 and the statements of assets and liabilities of Separate Account R as of December 31, 2014 and the related statements of operations for the year then ended and the statements of changes in net assets for the two years in the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	7,942,956	3,861,397
Net asset value per share (NAV)	50.63	14.97

Total Assets ( Shares x NAV)	$402,151,857	$57,805,113

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	214,130	52,067

Net Assets	$401,937,727	$57,753,046

Net Assets: Total
Contract Value in accumulation period	$401,843,680	$57,650,129
Contracts in Payout (annuitization) period	94,047	102,917

Net Assets	$401,937,727	$57,753,046

Total Units Outstanding	17,298,108	2,835,392

Unit Value (Accumulation, Lowest to Highest)	$16.57 to $23.79	$15.33 to $25.77

Cost of Shares in Underlying Fund	$303,629,619	$34,273,609

STATEMENTS OF OPERATIONS Year Ended December 31, 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2014 Investment Income
Income:
Reinvested dividends	$4,909,564	$998,813
Expenses:
Mortality expense risk and administrative charges	5,807,560	872,518

Net investment income/(expense)	(897,996)	126,295

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	22,241,348	3,639,779
Reinvested realized gain distributions	49,115,632	—

Net realized gain/(loss) on investments	71,356,980	3,639,779
Net change in unrealized appreciation/(depreciation) of investments	(25,356,171)	2,856,375

Net realized and unrealized gain/(loss) from investments	46,000,809	6,496,154

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$45,102,813	$6,622,449

See notes to financial statements.

B-6

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

2,399,145	24,454,732	1,204,145	3,440,160	1,160,728	41,581,698	19,860,698
6.90	10.22	17.47	14.63	13.81	12.38	1.00

$16,554,097	$249,927,365	$21,036,408	$50,329,541	$16,029,653	$514,781,422	$19,860,698

21,787	141,181	39,520	32,056	32,811	274,073	91,033

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

$16,526,017	$249,779,890	$20,933,712	$50,267,154	$15,996,048	$514,168,321	$19,562,625
6,293	6,294	63,176	30,331	794	339,028	207,040

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

1,023,323	23,625,790	902,767	3,007,222	981,446	40,659,283	2,060,561

$12.57 to $17.57	$9.73 to $10.89	$22.30 to $32.46	$13.55 to $19.97	$9.55 to $20.39	$10.16 to $13.11	$9.01 to $9.26

$17,677,919	$256,236,891	$17,178,541	$53,548,781	$20,050,168	$524,142,937	$19,860,698

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$1,135,653	$4,205,094	$—	$1,098,006	$171,829	$15,106,387	$1,981

272,220	3,456,738	310,256	798,843	257,960	7,367,997	301,628

863,433	748,356	(310,256)	299,163	(86,131)	7,738,390	(299,647)

567,085	(118,874)	1,614,430	956,513	(204,281)	1,994,332	—
444,621	—	3,344,803	4,258,067	301,784	3,902,951	—

1,011,706	(118,874)	4,959,233	5,214,580	97,503	5,897,283	—
(2,209,253)	(1,978,993)	(3,041,311)	(9,105,874)	(874,222)	5,982,554	—

(1,197,547)	(2,097,867)	1,917,922	(3,891,294)	(776,719)	11,879,837	—

$(334,114)	$(1,349,511)	$1,607,666	$(3,592,131)	$(862,850)	$19,618,227	$(299,647)

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

Assets:
Shares owned in underlying fund	414,770	56,787
Net asset value per share (NAV)	23.09	20.56

Total Assets ( Shares x NAV)	$9,577,029	$1,167,546

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	10,006	4,500

Net Assets	$9,567,023	$1,163,046

Net Assets: Total
Contract Value in accumulation period	$9,554,167	$1,150,335
Contracts in Payout (annuitization) period	12,856	12,711

Net Assets	$9,567,023	$1,163,046

Total Units Outstanding	449,020	74,386

Unit Value (Accumulation, Lowest to Highest)	$19.34 to $21.53	$14.75 to $15.58

Cost of Shares in Underlying Fund	$7,672,870	$760,514

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

2014 Investment Income
Income:
Reinvested dividends	$44,099	$2,655
Expenses:
Mortality expense risk and administrative charges	163,485	18,105

Net investment income/(expense)	(119,386)	(15,450)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	437,997	96,518
Reinvested realized gain distributions	777,429	—

Net realized gain/(loss) on investments	1,215,426	96,518
Net change in unrealized appreciation/(depreciation) of investments	(1,198,688)	5,714

Net realized and unrealized gain/(loss) from investments	16,738	102,232

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(102,648)	$86,782

See notes to financial statements.

B-8

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

349,623	182,917	159,944	39,993	375,834	3,386,437	3,688,547
22.17	53.63	9.79	16.79	11.64	13.84	40.54

$7,751,143	$9,809,863	$1,565,856	$671,484	$4,374,710	$46,868,282	$149,533,688

14,557	10,699	5,389	3,265	3,428	46,244	83,918

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

$7,735,625	$9,788,659	$1,553,732	$668,219	$4,178,166	$46,821,661	$149,448,232
961	10,505	6,735	—	193,116	377	1,538

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

390,550	702,718	116,408	31,647	335,094	2,892,289	8,597,858

$16.84 to $21.55	$13.22 to $13.96	$12.85 to $13.58	$15.82 to $23.14	$11.94 to $12.55	$13.41 to $20.17	$14.28 to $22.04

$6,470,011	$5,220,565	$867,163	$563,445	$4,428,916	$45,367,773	$118,464,990

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

$37,045	$—	$18,795	$8,985	$126,732	$—	$965,272

118,210	154,840	25,894	10,315	71,415	624,168	1,968,878

(81,165)	(154,840)	(7,099)	(1,330)	55,317	(624,168)	(1,003,606)

17,327	696,099	160,872	17,952	(498)	938,506	2,936,404
882,655	—	—	—	—	5,073,889	687,018

899,982	696,099	160,872	17,952	(498)	6,012,395	3,623,422
(304,701)	115,808	(80,627)	59,489	54,455	(4,383,904)	5,318,973

595,281	811,907	80,245	77,441	53,957	1,628,491	8,942,395

$514,116	$657,067	$73,146	$76,111	$109,274	$1,004,323	$7,938,789

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

Assets:
Shares owned in underlying fund	3,508,664	2,320,444
Net asset value per share (NAV)	34.42	22.97

Total Assets ( Shares x NAV)	$120,768,205	$53,300,603

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	69,726	35,867

Net Assets	$120,698,479	$53,264,736

Net Assets: Total
Contract Value in accumulation period	$120,698,479	$53,264,736
Contracts in Payout (annuitization) period	—	—

Net Assets	$120,698,479	$53,264,736

Total Units Outstanding	10,091,560	3,830,575

Unit Value (Accumulation, Lowest to Highest)	$11.13 to $12.85	$13.24 to $14.40

Cost of Shares in Underlying Fund	$106,582,417	$46,554,121

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

2014 Investment Income
Income:
Reinvested dividends	$1,575,579	$—
Expenses:
Mortality expense risk and administrative charges	1,578,088	691,216

Net investment income/(expense)	(2,509)	(691,216)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,531,129	1,392,053
Reinvested realized gain distributions	—	4,745,118

Net realized gain/(loss) on investments	1,531,129	6,137,171
Net change in unrealized appreciation/(depreciation) of investments	(3,108,332)	(4,699,621)

Net realized and unrealized gain/(loss) from investments	(1,577,203)	1,437,550

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,579,712)	$746,334

See notes to financial statements.

B-10

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

8,638,158	2,366,700	294,495	77,205	48,576	72,717	2,977,775
19.08	19.75	25.09	12.17	69.08	29.71	13.41

$164,816,056	$46,742,323	$7,388,881	$939,588	$3,355,653	$2,160,430	$39,931,961

98,323	44,988	13,557	2,900	11,473	6,907	24,960

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

$164,717,733	$46,697,335	$7,351,534	$936,688	$3,330,853	$2,113,400	$39,907,001
—	—	23,790	—	13,327	40,123	—

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

10,622,341	2,380,756	385,978	86,344	121,497	121,286	2,536,870

$15.05 to $15.75	$14.81 to $29.46	$16.58 to $19.26	$10.73 to $10.90	$20.35 to $29.64	$15.63 to $17.56	$12.10 to $15.87

$124,161,574	$38,417,617	$5,451,446	$965,305	$3,028,019	$1,331,546	$40,993,426

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

$1,710,972	$87,215	$113,625	$—	$—	$24,499	$1,422,325

2,163,191	614,040	119,338	4,900	48,622	33,410	579,069

(452,219)	(526,825)	(5,713)	(4,900)	(48,622)	(8,911)	843,256

4,952,751	1,205,552	352,648	(855)	313,407	150,499	108,530
—	3,664,741	887,799	32,990	503,033	—	—

4,952,751	4,870,293	1,240,447	32,135	816,440	150,499	108,530
6,380,121	(1,098,430)	(616,970)	(25,717)	(416,552)	15,175	(4,125,723)

11,332,872	3,771,863	623,477	6,418	399,888	165,674	(4,017,193)

$10,880,653	$3,245,038	$617,764	$1,518	$351,266	$156,763	$(3,173,937)

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

Assets:
Shares owned in underlying fund	42,675	55,044
Net asset value per share (NAV)	47.38	21.15

Total Assets ( Shares x NAV)	$2,021,961	$1,164,178

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	6,979	3,905

Net Assets	$2,014,982	$1,160,273

Net Assets: Total
Contract Value in accumulation period	$1,993,550	$1,158,187
Contracts in Payout (annuitization) period	21,432	2,086

Net Assets	$2,014,982	$1,160,273

Total Units Outstanding	108,832	98,970

Unit Value (Accumulation, Lowest to Highest)	$17.43 to $18.41	$11.10 to $11.73

Cost of Shares in Underlying Fund	$1,204,412	$932,422

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

2014 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	31,106	18,225

Net investment income/(expense)	(31,106)	(18,225)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	316,964	52,609
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	316,964	52,609
Net change in unrealized appreciation/(depreciation) of investments	(58,476)	7,932

Net realized and unrealized gain/(loss) from investments	258,488	60,541

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$227,382	$42,316

See notes to financial statements.

B-12

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

466,228	92,318	54,364	20,053,425	317,472	9,693,155	107,398
10.05	15.37	11.67	8.96	14.17	33.11	12.61

$4,685,596	$1,418,932	$634,423	$179,678,684	$4,498,576	$320,940,363	$1,354,292

5,083	5,179	3,052	114,195	15,104	162,479	5,988

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

$4,674,168	$1,403,499	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304
6,345	10,254	—	—	—	—	—

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

178,485	93,261	56,102	12,873,888	306,683	15,522,725	67,610

$24.38 to $26.47	$14.47 to $15.29	$10.92 to $11.09	$12.92 to $13.41	$12.85 to $15.89	$15.22 to $22.24	$18.35 to $20.34

$5,164,768	$860,503	$635,615	$179,311,178	$4,740,528	$250,310,470	$1,243,747

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

$121,603	$21,872	$1,561	$—	$100,926	$2,165,247	$10,605

74,077	22,177	4,685	2,357,080	69,383	4,408,254	20,204

47,526	(305)	(3,124)	(2,357,080)	31,543	(2,243,007)	(9,599)

312,442	78,424	93	3,902,962	82,038	12,030,426	49,777
1,203,848	—	15,576	28,138,625	390,362	37,623,913	181,370

1,516,290	78,424	15,669	32,041,587	472,400	49,654,339	231,147
(580,153)	42,743	(3,879)	(17,375,369)	(492,700)	(16,837,567)	(102,289)

936,137	121,167	11,790	14,666,218	(20,300)	32,816,772	128,858

$983,663	$120,862	$8,666	$12,309,138	$11,243	$30,573,765	$119,259

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

Assets:
Shares owned in underlying fund	74,521	5,425,281
Net asset value per share (NAV)	15.67	18.33

Total Assets ( Shares x NAV)	$1,167,745	$99,445,410

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	4,273	75,972

Net Assets	$1,163,472	$99,369,438

Net Assets: Total
Contract Value in accumulation period	$1,163,472	$99,369,438
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,163,472	$99,369,438

Total Units Outstanding	60,310	4,890,601

Unit Value (Accumulation, Lowest to Highest)	$15.09 to $19.77	$14.30 to $24.00

Cost of Shares in Underlying Fund	$930,058	$88,860,499

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

2014 Investment Income
Income:
Reinvested dividends	$25,587	$435,282
Expenses:
Mortality expense risk and administrative charges	19,083	1,368,956

Net investment income/(expense)	6,504	(933,674)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	8,865	1,949,542
Reinvested realized gain distributions	25,026	11,471,007

Net realized gain/(loss) on investments	33,891	13,420,549
Net change in unrealized appreciation/(depreciation) of investments	45,415	(10,785,151)

Net realized and unrealized gain/(loss) from investments	79,306	2,635,398

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$85,810	$1,701,724

See notes to financial statements.

B-14

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

20,056	12,433	59,524	2,328,481	161,435	254,012	4,808,196
16.59	17.24	27.94	29.10	14.98	13.31	11.32

$332,734	$214,343	$1,663,094	$67,758,811	$2,418,289	$3,380,898	$54,428,777

2,337	2,119	6,410	43,532	8,940	11,114	32,379

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

$330,397	$212,224	$1,656,684	$67,715,279	$2,392,588	$3,357,377	$54,371,376
—	—	—	—	16,761	12,407	25,022

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

15,380	9,271	68,449	2,496,276	135,362	210,242	3,525,875

$17.16 to $22.80	$17.42 to $23.91	$18.70 to $24.70	$18.47 to $27.36	$17.70 to $26.96	$15.25 to $16.09	$14.64 to $15.45

$285,416	$175,834	$1,546,853	$48,936,089	$1,884,853	$2,070,300	$47,877,026

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

$—	$—	$320	$—	$28,160	$38,450	$510,503

4,637	3,531	12,219	942,203	35,490	51,393	853,669

(4,637)	(3,531)	(11,899)	(942,203)	(7,330)	(12,943)	(343,166)

5,559	35,404	14,957	4,316,117	246,411	356,643	3,199,318
5,882	10,020	82,950	5,509,469	264,146	—	11,049,393

11,441	45,424	97,907	9,825,586	510,557	356,643	14,248,711
(30,061)	(29,839)	(31,795)	4,737,458	(253,548)	391,039	(11,394,034)

(18,620)	15,585	66,112	14,563,044	257,009	747,682	2,854,677

$(23,257)	$12,054	$54,213	$13,620,841	$249,679	$734,739	$2,511,511

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

Assets:
Shares owned in underlying fund	47,328,118	24,614
Net asset value per share (NAV)	4.95	11.15

Total Assets ( Shares x NAV)	$234,274,185	$274,449

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	131,459	1,295

Net Assets	$234,142,726	$273,154

Net Assets: Total
Contract Value in accumulation period	$234,142,726	$273,154
Contracts in Payout (annuitization) period	—	—

Net Assets	$234,142,726	$273,154

Total Units Outstanding	14,997,304	14,376

Unit Value (Accumulation, Lowest to Highest)	$13.04 to $15.73	$14.05 to $20.51

Cost of Shares in Underlying Fund	$239,012,281	$226,697

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

2014 Investment Income
Income:
Reinvested dividends	$6,128,605	$986
Expenses:
Mortality expense risk and administrative charges	3,242,349	4,537

Net investment income/(expense)	2,886,256	(3,551)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	199,548	8,980
Reinvested realized gain distributions	5,286,924	—

Net realized gain/(loss) on investments	5,486,472	8,980
Net change in unrealized appreciation/(depreciation) of investments	(23,526,621)	2,412

Net realized and unrealized gain/(loss) from investments	(18,040,149)	11,392

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(15,153,893)	$7,841

See notes to financial statements.

B-16

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

293,648	14,384,165	945,731	40,000	6,422,806	6,989,327	17,218
16.61	36.70	23.83	62.80	12.51	36.84	18.55

$4,877,488	$527,898,868	$22,536,761	$2,512,019	$80,349,306	$257,486,792	$319,385

5,482	288,662	17,965	7,993	45,167	137,676	2,291

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

$4,871,778	$527,316,425	$22,518,263	$2,492,690	$80,296,736	$257,231,116	$317,094
228	293,781	533	11,336	7,403	118,000	—

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

279,268	24,226,790	1,362,045	146,808	5,924,921	10,197,269	18,005

$16.63 to $17.56	$15.03 to $26.35	$15.31 to $16.62	$16.97 to $17.66	$10.88 to $13.32	$16.83 to $25.86	$13.92 to $17.87

$4,071,538	$346,787,552	$15,319,175	$1,489,416	$79,902,717	$204,283,631	$288,756

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

$62,159	$3,773,086	$592,081	$—	$1,604,868	$48,665	$3,749

73,831	7,537,918	359,942	36,220	1,251,203	3,735,482	4,888

(11,672)	(3,764,832)	232,139	(36,220)	353,665	(3,686,817)	(1,139)

93,220	22,574,652	1,856,165	232,968	1,045,775	5,895,822	20,460
612,715	10,505,729	326,034	—	34,668	6,116,569	80

705,935	33,080,381	2,182,199	232,968	1,080,443	12,012,391	20,540
(307,424)	20,044,629	(784,967)	12,655	1,976,781	2,808,552	(52,697)

398,511	53,125,010	1,397,232	245,623	3,057,224	14,820,943	(32,157)

$386,839	$49,360,178	$1,629,371	$209,403	$3,410,889	$11,134,126	$(33,296)

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

Assets:
Shares owned in underlying fund	83,275	531,338
Net asset value per share (NAV)	33.20	17.99

Total Assets ( Shares x NAV)	$2,764,728	$9,558,777

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,226	20,872

Net Assets	$2,757,502	$9,537,905

Net Assets: Total
Contract Value in accumulation period	$2,757,502	$9,537,905
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,757,502	$9,537,905

Total Units Outstanding	211,294	731,345

Unit Value (Accumulation, Lowest to Highest)	$12.90 to $13.11	$11.73 to $14.61

Cost of Shares in Underlying Fund	$2,606,241	$9,954,975

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

2014 Investment Income
Income:
Reinvested dividends	$—	$478,253
Expenses:
Mortality expense risk and administrative charges	11,226	144,802

Net investment income/(expense)	(11,226)	333,451

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(502)	(74,855)
Reinvested realized gain distributions	1,628	—

Net realized gain/(loss) on investments	1,126	(74,855)
Net change in unrealized appreciation/(depreciation) of investments	158,487	(238,406)

Net realized and unrealized gain/(loss) from investments	159,613	(313,261)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$148,387	$20,190

See notes to financial statements.

B-18

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

403,515	5,644,943	363,037	146,730	21,210,045	687,578	4,617,589
14.61	15.05	16.00	22.60	12.73	29.06	22.32

$5,895,349	$84,956,392	$5,808,593	$3,316,092	$270,003,872	$19,981,018	$103,064,585

8,979	49,089	18,639	11,537	146,034	11,718	61,361

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

$5,842,344	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,930,109	$102,956,163
44,026	—	—	—	—	39,191	47,061

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

372,367	5,437,717	308,165	173,069	25,559,996	1,054,856	4,166,358

$15.89 to $20.72	$15.34 to $15.65	$14.00 to $19.96	$16.51 to $21.36	$9.63 to $10.94	$17.57 to $19.08	$18.75 to $26.90

$4,605,716	$87,396,286	$5,458,286	$2,494,158	$277,950,428	$11,989,048	$73,450,744

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$92,340	$1,271,102	$300,984	$66,620	$6,827,644	$299,052	$630,318

101,333	1,056,499	92,617	53,284	3,711,227	340,077	1,506,627

(8,993)	214,603	208,367	13,336	3,116,417	(41,025)	(876,309)

(62,835)	488,338	98,685	156,525	(327,470)	1,988,608	5,412,952
—	—	—	17,322	—	440,062	7,600,589

(62,835)	488,338	98,685	173,847	(327,470)	2,428,670	13,013,541
(186,785)	(11,193,531)	(135,619)	(5,009)	1,895,295	(983,346)	(12,887,980)

(249,620)	(10,705,193)	(36,934)	168,838	1,567,825	1,445,324	125,561

$(258,613)	$(10,490,590)	$171,433	$182,174	$4,684,242	$1,404,299	$(750,748)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

Assets:
Shares owned in underlying fund	217,697	6,627,368
Net asset value per share (NAV)	16.76	13.28

Total Assets ( Shares x NAV)	$3,648,594	$88,011,453

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,565	65,840

Net Assets	$3,640,029	$87,945,613

Net Assets: Total
Contract Value in accumulation period	$3,640,029	$87,806,076
Contracts in Payout (annuitization) period	—	139,537

Net Assets	$3,640,029	$87,945,613

Total Units Outstanding	297,507	8,200,358

Unit Value (Accumulation, Lowest to Highest)	$12.10 to $12.30	$10.29 to $10.86

Cost of Shares in Underlying Fund	$3,551,475	$87,011,020

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

2014 Investment Income
Income:
Reinvested dividends	$12,733	$2,231,652
Expenses:
Mortality expense risk and administrative charges	14,565	1,165,196

Net investment income/(expense)	(1,832)	1,066,456

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,005)	175,792
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(1,005)	175,792
Net change in unrealized appreciation/(depreciation) of investments	97,119	1,830,966

Net realized and unrealized gain/(loss) from investments	96,114	2,006,758

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$94,282	$3,073,214

See notes to financial statements.

B-20

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

13,411	64,754	27,571	1,686,829	62,073	589,784	2,642,599
25.92	38.77	30.13	15.30	9.92	23.95	33.48

$347,604	$2,510,529	$830,724	$25,808,481	$615,760	$14,125,316	$88,474,215

1,919	8,892	2,934	24,768	2,243	12,808	57,249

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

$334,774	$2,492,725	$816,496	$25,772,303	$613,517	$14,043,387	$88,416,966
10,911	8,912	11,294	11,410	—	69,121	—

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

17,984	108,884	42,139	1,167,687	42,385	883,914	4,400,070

$17.85 to $18.63	$19.64 to $26.74	$17.52 to $19.48	$17.92 to $18.93	$13.75 to $14.53	$14.76 to $16.02	$14.40 to $23.60

$206,570	$1,836,871	$583,736	$34,715,345	$639,855	$10,922,277	$73,310,477

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

$1,884	$—	$7,351	$—	$20,734	$259,728	$1,658,237

5,106	37,938	13,895	102,450	11,663	238,665	1,253,384

(3,222)	(37,938)	(6,544)	(102,450)	9,071	21,063	404,853

32,212	253,648	62,885	34,533	(30,163)	364,072	3,039,863
—	173,233	74,678	11,326,416	—	401,571	3,196,266

32,212	426,881	137,563	11,360,949	(30,163)	765,643	6,236,129
1,733	(215,880)	(54,882)	(9,558,361)	38,781	191,643	1,969,544

33,945	211,001	82,681	1,802,588	8,618	957,286	8,205,673

$30,723	$173,063	$76,137	$1,700,138	$17,689	$978,349	$8,610,526

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

Assets:
Shares owned in underlying fund	60,234	2,165,994
Net asset value per share (NAV)	20.05	11.20

Total Assets ( Shares x NAV)	$1,207,683	$24,259,134

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,410	20,247

Net Assets	$1,202,273	$24,238,887

Net Assets: Total
Contract Value in accumulation period	$1,202,273	$24,238,887
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,202,273	$24,238,887

Total Units Outstanding	54,424	2,202,438

Unit Value (Accumulation, Lowest to Highest)	$18.87 to $23.68	$10.81 to $11.03

Cost of Shares in Underlying Fund	$910,852	$19,801,897

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

2014 Investment Income
Income:
Reinvested dividends	$18,665	$—
Expenses:
Mortality expense risk and administrative charges	21,345	293,278

Net investment income/(expense)	(2,680)	(293,278)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	113,053	525,413
Reinvested realized gain distributions	43,791	427,072

Net realized gain/(loss) on investments	156,844	952,485
Net change in unrealized appreciation/(depreciation) of investments	(44,551)	1,163,479

Net realized and unrealized gain/(loss) from investments	112,293	2,115,964

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$109,613	$1,822,686

See notes to financial statements.

B-22

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

—	57,594	1,506,609	1,114,752	8,171,606	58,094,836	270,185
—	21.44	64.30	2.40	26.26	5.42	10.58

$—	$1,234,808	$96,874,939	$2,675,405	$214,586,364	$314,874,014	$2,858,557

—	3,257	51,109	8,359	127,596	177,629	10,073

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484
—	—	—	—	—	—	—

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

—	110,416	3,828,972	186,807	8,472,725	23,031,828	246,884

$—	$11.03 to $11.20	$18.86 to $25.51	$10.67 to $14.77	$20.43 to $31.62	$10.50 to $14.78	$10.01 to $11.78

$—	$1,246,816	$59,336,622	$2,589,137	$166,183,962	$322,307,232	$2,850,610

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

$—	$10,224	$181,344	$17,388	$1,249,337	$11,932,868	$32,295

217,867	5,258	1,406,933	28,013	2,889,129	4,456,703	48,700

(217,867)	4,966	(1,225,589)	(10,625)	(1,639,792)	7,476,165	(16,405)

12,297	(2,389)	6,954,463	35,510	8,388,739	735,691	9,467
—	—	2,428,106	37,077	27,729,090	—	—

12,297	(2,389)	9,382,569	72,587	36,117,829	735,691	9,467
(3,255,332)	(12,007)	4,097,078	(260,257)	(14,434,561)	(5,383,829)	(15,922)

(3,243,035)	(14,396)	13,479,647	(187,670)	21,683,268	(4,648,138)	(6,455)

$(3,460,902)	$(9,430)	$12,254,058	$(198,295)	$20,043,476	$2,828,027	$(22,860)

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

Assets:
Shares owned in underlying fund	213,977	50,351,335
Net asset value per share (NAV)	12.81	11.20

Total Assets ( Shares x NAV)	$2,741,040	$563,934,956

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,643	287,090

Net Assets	$2,732,397	$563,647,866

Net Assets: Total
Contract Value in accumulation period	$2,732,397	$563,647,866
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,732,397	$563,647,866

Total Units Outstanding	213,050	47,577,236

Unit Value (Accumulation, Lowest to Highest)	$10.50 to $13.28	$10.68 to $13.03

Cost of Shares in Underlying Fund	$3,029,716	$568,644,495

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

2014 Investment Income
Income:
Reinvested dividends	$37,840	$11,279,593
Expenses:
Mortality expense risk and administrative charges	43,598	7,595,060

Net investment income/(expense)	(5,758)	3,684,533

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(52,084)	200,560
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(52,084)	200,560
Net change in unrealized appreciation/(depreciation) of investments	110,102	9,496,704

Net realized and unrealized gain/(loss) from investments	58,018	9,697,264

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$52,260	$13,381,797

See notes to financial statements.

B-24

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

34,394	40,626	16,669,913	3,897,158	4,125	8,698,224	185,089
9.47	10.45	14.04	29.87	26.89	22.59	11.25

$325,708	$424,547	$234,045,580	$116,408,100	$110,933	$196,492,869	$2,082,254

1,722	2,014	116,419	76,326	1,996	106,219	5,638

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616
—	—	—	—	—	—	—

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

31,339	42,523	12,257,363	7,674,043	5,570	8,481,034	196,921

$10.27 to $10.38	$9.87 to $10.02	$16.29 to $19.23	$18.61 to $23.11	$17.78 to $22.47	$17.75 to $23.33	$10.43 to $10.60

$334,783	$425,027	$189,047,281	$98,060,755	$103,377	$149,210,652	$2,086,664

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

$8,708	$2,372	$2,530,755	$2,696,361	$865	$1,234,155	$23,674

1,722	3,014	3,321,244	1,423,042	1,483	2,760,451	10,638

6,986	(642)	(790,489)	1,273,319	(618)	(1,526,296)	13,036

—	17	6,873,266	1,572,293	181	7,119,249	1,557
—	—	21,996,411	—	7,343	25,338,577	2,569

—	17	28,869,677	1,572,293	7,524	32,457,826	4,126
(9,075)	(480)	(10,240,124)	7,698,951	762	(7,260,786)	(4,410)

(9,075)	(463)	18,629,553	9,271,244	8,286	25,197,040	(284)

$(2,089)	$(1,105)	$17,839,064	$10,544,563	$7,668	$23,670,744	$12,752

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

Assets:
Shares owned in underlying fund	3,818,511	200,869
Net asset value per share (NAV)	19.85	10.39

Total Assets ( Shares x NAV)	$75,797,436	$2,087,033

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	48,799	5,678

Net Assets	$75,748,637	$2,081,355

Net Assets: Total
Contract Value in accumulation period	$75,748,637	$2,081,355
Contracts in Payout (annuitization) period	—	—

Net Assets	$75,748,637	$2,081,355

Total Units Outstanding	3,597,679	209,152

Unit Value (Accumulation, Lowest to Highest)	$12.83 to $21.16	$9.85 to $10.01

Cost of Shares in Underlying Fund	$64,318,277	$2,125,674

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

2014 Investment Income
Income:
Reinvested dividends	$626,241	$11,134
Expenses:
Mortality expense risk and administrative charges	906,507	10,678

Net investment income/(expense)	(280,266)	456

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,062,222	(140)
Reinvested realized gain distributions	3,484,857	746

Net realized gain/(loss) on investments	4,547,079	606
Net change in unrealized appreciation/(depreciation) of investments	4,141,551	(38,641)

Net realized and unrealized gain/(loss) from investments	8,688,630	(38,035)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,408,364	$(37,579)

See notes to financial statements.

B-26

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

1,145,107	6,310,722	176,396	537,458	3,387,830	17,837	69,271
49.23	10.84	5.05	3.85	22.58	10.67	16.53

$56,373,628	$68,436,626	$890,518	$2,069,535	$76,497,205	$190,320	$1,145,042

33,032	49,333	2,863	6,209	50,867	1,148	3,256

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786
—	—	—	—	—	—	—

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

1,097,168	5,942,586	87,884	194,762	3,387,913	18,089	95,889

$50.46 to $51.45	$11.31 to $11.54	$10.00 to $10.15	$10.49 to $10.66	$22.17 to $22.61	$10.33 to $10.49	$11.77 to $11.96

$51,040,239	$60,585,923	$915,889	$2,113,075	$62,185,696	$185,820	$1,112,915

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

$787,427	$—	$2,801	$12,296	$982,506	$—	$97

700,239	835,322	3,863	10,209	943,297	1,147	4,256

87,188	(835,322)	(1,062)	2,087	39,209	(1,147)	(4,159)

436,823	485,810	15	(10,345)	1,263,905	—	(2,874)
1,145,017	3,232,640	—	1,855	—	42	4,792

1,581,840	3,718,450	15	(8,490)	1,263,905	42	1,918
1,342,336	963,616	(25,372)	(43,541)	5,382,014	4,500	32,127

2,924,176	4,682,066	(25,357)	(52,031)	6,645,919	4,542	34,045

$3,011,364	$3,846,744	$(26,419)	$(49,944)	$6,685,128	$3,395	$29,886

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

Assets:
Shares owned in underlying fund	67,598	17,562
Net asset value per share (NAV)	11.90	13.87

Total Assets ( Shares x NAV)	$804,421	$243,581

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,900	1,263

Net Assets	$801,521	$242,318

Net Assets: Total
Contract Value in accumulation period	$801,521	$242,318
Contracts in Payout (annuitization) period	—	—

Net Assets	$801,521	$242,318

Total Units Outstanding	65,285	23,271

Unit Value (Accumulation, Lowest to Highest)	$12.15 to $12.34	$10.39 to $10.44

Cost of Shares in Underlying Fund	$833,237	$247,550

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

2014 Investment Income
Income:
Reinvested dividends	$883	$488
Expenses:
Mortality expense risk and administrative charges	3,900	1,263

Net investment income/(expense)	(3,017)	(775)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	953	12
Reinvested realized gain distributions	4,746	181

Net realized gain/(loss) on investments	5,699	193
Net change in unrealized appreciation/(depreciation) of investments	(28,817)	(3,969)

Net realized and unrealized gain/(loss) from investments	(23,118)	(3,776)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(26,135)	$(4,551)

See notes to financial statements.

B-28

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

32,815	35,509	24,824	53,777	16,003	41,242	30,995
59.26	8.56	11.86	21.78	13.06	10.87	10.84

$1,944,614	$303,960	$294,417	$1,171,258	$209,000	$448,301	$335,984

5,129	1,414	1,016	3,982	1,185	1,943	1,289

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695
—	—	—	—	—	—	—

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

151,513	22,943	25,868	94,235	18,151	43,600	31,572

$12.65 to $12.85	$13.06 to $13.25	$11.26 to $11.39	$12.25 to $12.45	$11.37 to $11.50	$10.12 to $10.29	$10.48 to $10.65

$1,845,027	$291,318	$304,855	$1,181,307	$207,085	$458,503	$299,866

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

$206	$—	$1,023	$—	$2,610	$5,247	$—

10,129	1,414	1,016	5,983	1,185	1,943	1,289

(9,923)	(1,414)	7	(5,983)	1,425	3,304	(1,289)

(4,100)	12	—	(1,547)	19	94	277
43,050	2,217	10,257	106,459	685	2,107	—

38,950	2,229	10,257	104,912	704	2,201	277
99,587	12,642	(10,438)	(10,049)	1,915	(10,202)	36,118

138,537	14,871	(181)	94,863	2,619	(8,001)	36,395

$128,614	$13,457	$(174)	$88,880	$4,044	$(4,697)	$35,106

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

Assets:
Shares owned in underlying fund	12,270	27,073
Net asset value per share (NAV)	23.81	15.08

Total Assets ( Shares x NAV)	$292,139	$408,255

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,818	1,873

Net Assets	$290,321	$406,382

Net Assets: Total
Contract Value in accumulation period	$290,321	$406,382
Contracts in Payout (annuitization) period	—	—

Net Assets	$290,321	$406,382

Total Units Outstanding	28,281	37,066

Unit Value (Accumulation, Lowest to Highest)	$10.15 to $10.31	$10.84 to $11.01

Cost of Shares in Underlying Fund	$281,118	$390,997

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

2014 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	1,818	1,873

Net investment income/(expense)	(1,818)	(1,873)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	147	(65)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	147	(65)
Net change in unrealized appreciation/(depreciation) of investments	11,021	17,258

Net realized and unrealized gain/(loss) from investments	11,168	17,193

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,350	$15,320

See notes to financial statements.

B-30

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

26,763	63,746	22,477	22,303
36.25	13.93	24.64	27.05

$970,161	$887,981	$553,838	$603,293

2,553	2,640	1,697	1,801

$967,608	$885,341	$552,141	$601,492

$967,608	$885,341	$552,141	$601,492
—	—	—	—

$967,608	$885,341	$552,141	$601,492

60,847	90,415	60,736	48,250

$15.74 to $15.99	$9.70 to $9.84	$8.99 to $9.14	$12.33 to $12.52

$924,608	$958,549	$704,344	$600,124

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$—	$1,125	$—	$3,980

4,553	4,640	3,697	2,801

(4,553)	(3,515)	(3,697)	1,179

3,563	(198)	(1,308)	1,525
67,322	—	—	52,351

70,885	(198)	(1,308)	53,876
45,553	(70,568)	(150,506)	3,168

116,438	(70,766)	(151,814)	57,044

$111,885	$(74,281)	$(155,511)	$58,223

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(829,779)	$195,521
Net realized gain/(loss) from sale of investments	21,912,267	1,440,726
Reinvested realized gain distributions	14,055,650	—
Net change in unrealized appreciation/(depreciation) of investments	81,351,805	13,142,710

Net increase/(decrease) resulting from operations	116,489,943	14,778,957

2013 Contract Transactions
Contract purchase payments	5,410,677	1,093,204
Transfers between investment divisions, net	(40,877,865)	(581,027)
Transfers on account of death	(1,748,030)	(224,973)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,338,208)	(4,587,648)
Contract fees	(42,711)	(12,032)
Transfers–other	(4,469,901)	(230,743)

Net increase/(decrease) from contract transactions	(53,066,038)	(4,543,219)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	63,423,905	10,235,738
Net Assets at December 31, 2012	339,223,604	51,447,309

Net Assets at December 31, 2013	$402,647,509	$61,683,047

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(897,996)	$126,295
Net realized gain/(loss) from sale of investments	22,241,348	3,639,779
Reinvested realized gain distributions	49,115,632	—
Net change in unrealized appreciation/(depreciation) of investments	(25,356,171)	2,856,375

Net increase/(decrease) resulting from operations	45,102,813	6,622,449

2014 Contract Transactions
Contract purchase payments	4,576,132	946,386
Transfers between investment divisions, net	(28,151,526)	(3,822,180)
Transfers on account of death	(1,517,290)	(274,940)
Transfers for annuity benefits, surrenders and partial withdrawals	(15,934,650)	(7,163,337)
Contract fees	(39,374)	(11,266)
Transfers–other	(4,745,887)	(227,113)

Net increase/(decrease) from contract transactions	(45,812,595)	(10,552,450)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(709,782)	(3,930,001)
Net Assets at December 31, 2013	402,647,509	61,683,047

Net Assets at December 31, 2014	$401,937,727	$57,753,046

See notes to financial statements.

B-32

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$936,198	$714,332	$(283,985)	$(80,078)	$(220,120)	$6,313,408	$(330,535)
949,996	228,256	1,124,652	(776,144)	59,616	975,595	—
—	19,408	3,010,809	14,753,235	2,408,981	2,174,987	—
(908,615)	(3,488,703)	2,955,188	(4,504,964)	(3,210,888)	(23,237,804)	—

977,579	(2,526,707)	6,806,664	9,392,049	(962,411)	(13,773,814)	(330,535)

466,033	23,032,013	1,092,647	502,083	1,556,279	35,505,836	1,726,030
105,228	27,498,927	60,185	(1,113,075)	(123,469)	67,503,473	(1,732,227)
(244,372)	(1,336,337)	(23,923)	(409,497)	(25,164)	(3,368,840)	(215,350)
(1,971,505)	(5,886,081)	(1,636,093)	(4,578,258)	(2,361,856)	(21,779,223)	(4,174,638)
(4,282)	(23,367)	(4,927)	(11,566)	(7,706)	(57,218)	(13,055)
(98,031)	(2,507,090)	(55,128)	(371,025)	(20,860)	(4,877,478)	(13,562)

(1,746,929)	40,778,065	(567,239)	(5,981,338)	(982,776)	72,926,550	(4,422,802)

—	—	—	—	—	—	20,743

(769,350)	38,251,358	6,239,425	3,410,711	(1,945,187)	59,152,736	(4,732,594)
19,067,719	187,710,818	14,364,457	54,418,163	18,635,213	425,418,196	25,702,555

$18,298,369	$225,962,176	$20,603,882	$57,828,874	$16,690,026	$484,570,932	$20,969,961

$863,433	$748,356	$(310,256)	$299,163	$(86,131)	$7,738,390	$(299,647)
567,085	(118,874)	1,614,430	956,513	(204,281)	1,994,332	—
444,621	—	3,344,803	4,258,067	301,784	3,902,951	—
(2,209,253)	(1,978,993)	(3,041,311)	(9,105,874)	(874,222)	5,982,554	—

(334,114)	(1,349,511)	1,607,666	(3,592,131)	(862,850)	19,618,227	(299,647)

226,509	20,989,433	1,397,069	343,838	2,085,327	32,334,254	1,837,192
553,132	16,328,888	(263,737)	2,956,318	144,754	18,925,937	900,731
(98,215)	(1,092,090)	(59,657)	(423,670)	(44,753)	(2,298,437)	(214,835)
(2,008,419)	(8,104,282)	(2,224,186)	(6,437,843)	(1,996,006)	(33,032,342)	(3,416,624)
(3,726)	(23,549)	(4,948)	(10,053)	(6,154)	(55,150)	(10,177)
(101,226)	(2,924,881)	(59,201)	(367,848)	(13,502)	(5,556,072)	(12,003)

(1,431,945)	25,173,519	(1,214,660)	(3,939,258)	169,666	10,318,190	(915,716)

—	—	—	—	—	—	15,067

(1,766,059)	23,824,008	393,006	(7,531,389)	(693,184)	29,936,417	(1,200,296)
18,298,369	225,962,176	20,603,882	57,828,874	16,690,026	484,570,932	20,969,961

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(98,690)	$(11,642)
Net realized gain/(loss) from sale of investments	335,256	53,764
Reinvested realized gain distributions	872,369	—
Net change in unrealized appreciation/(depreciation) of investments	2,079,581	237,702

Net increase/(decrease) resulting from operations	3,188,516	279,824

2013 Contract Transactions
Contract purchase payments	117,440	53,315
Transfers between investment divisions, net	207,647	25,141
Transfers on account of death	(3,208)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,438,334)	(90,839)
Contract fees	(4,991)	(338)
Transfers–other	(16,208)	(3,294)

Net increase/(decrease) from contract transactions	(1,137,654)	(16,015)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,050,862	263,809
Net Assets at December 31, 2012	9,555,353	978,766

Net Assets at December 31, 2013	$11,606,215	$1,242,575

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(119,386)	$(15,450)
Net realized gain/(loss) from sale of investments	437,997	96,518
Reinvested realized gain distributions	777,429	—
Net change in unrealized appreciation/(depreciation) of investments	(1,198,688)	5,714

Net increase/(decrease) resulting from operations	(102,648)	86,782

2014 Contract Transactions
Contract purchase payments	89,177	24,634
Transfers between investment divisions, net	150,177	(80,484)
Transfers on account of death	(20,379)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,132,509)	(106,665)
Contract fees	(4,482)	(297)
Transfers–other	(18,528)	(3,499)

Net increase/(decrease) from contract transactions	(1,936,544)	(166,311)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,039,192)	(79,529)
Net Assets at December 31, 2013	11,606,215	1,242,575

Net Assets at December 31, 2014	$9,567,023	$1,163,046

See notes to financial statements.

B-34

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

$(55,938)	$(143,692)	$(7,734)	$14,278	$92,941	$(288,604)	$(123,787)
(19,825)	66,726	124,120	38,338	(45,129)	410,072	1,748,249
606,142	—	—	—	—	2,378,895	—
835,969	3,591,574	310,319	(44,991)	(309,480)	4,682,424	21,171,409

1,366,348	3,514,608	426,705	7,625	(261,668)	7,182,787	22,795,871

137,087	63,078	40,374	6,162	42,333	7,829,336	25,244,067
(33,630)	(1,235,933)	(29,188)	(35,930)	(69,697)	(599,259)	(2,259,462)
(8,161)	—	—	(520)	(42,232)	(132,488)	(416,785)
(755,455)	(1,842,211)	(176,727)	(18,538)	(1,262,838)	(652,501)	(1,483,844)
(3,523)	(3,240)	(669)	(194)	(2,263)	(3,678)	(8,668)
(14,180)	(65,211)	(2,671)	—	(23,238)	(360,691)	(1,191,174)

(677,862)	(3,083,517)	(168,881)	(49,020)	(1,357,935)	6,080,719	19,884,134

—	—	—	—	—	—	—

688,486	431,091	257,824	(41,395)	(1,619,603)	13,263,506	42,680,005
7,269,127	10,731,176	1,413,766	676,951	6,911,406	25,005,623	77,130,265

$7,957,613	$11,162,267	$1,671,590	$635,556	$5,291,803	$38,269,129	$119,810,270

$(81,165)	$(154,840)	$(7,099)	$(1,330)	$55,317	$(624,168)	$(1,003,606)
17,327	696,099	160,872	17,952	(498)	938,506	2,936,404
882,655	—	—	—	—	5,073,889	687,018
(304,701)	115,808	(80,627)	59,489	54,455	(4,383,904)	5,318,973

514,116	657,067	73,146	76,111	109,274	1,004,323	7,938,789

110,531	72,914	22,854	44,585	42,734	8,990,708	28,714,762
(164,022)	(161,814)	2,829	(51,641)	(205,947)	234,013	(1,997,965)
(30,882)	—	(25,186)	(5,999)	(13,901)	(280,931)	(1,029,835)
(633,415)	(1,873,919)	(182,268)	(30,361)	(829,892)	(877,737)	(2,271,894)
(3,189)	(2,772)	(591)	(156)	(1,735)	(4,279)	(10,777)
(14,166)	(54,579)	(1,907)	124	(21,054)	(513,188)	(1,703,580)

(735,143)	(2,020,170)	(184,269)	(43,448)	(1,029,795)	7,548,586	21,700,711

—	—	—	—	—	—	—

(221,027)	(1,363,103)	(111,123)	32,663	(920,521)	8,552,909	29,639,500
7,957,613	11,162,267	1,671,590	635,556	5,291,803	38,269,129	119,810,270

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(246,532)	$(507,494)
Net realized gain/(loss) from sale of investments	758,851	1,161,189
Reinvested realized gain distributions	—	371,771
Net change in unrealized appreciation/(depreciation) of investments	12,701,544	9,315,281

Net increase/(decrease) resulting from operations	13,213,863	10,340,747

2013 Contract Transactions
Contract purchase payments	19,170,977	9,088,602
Transfers between investment divisions, net	1,428,984	(2,029,546)
Transfers on account of death	(328,363)	(157,852)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,066,780)	(530,303)
Contract fees	(6,728)	(3,180)
Transfers–other	(1,009,270)	(419,472)

Net increase/(decrease) from contract transactions	18,188,820	5,948,249

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	31,402,683	16,288,996
Net Assets at December 31, 2012	66,459,187	27,058,685

Net Assets at December 31, 2013	$97,861,870	$43,347,681

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,509)	$(691,216)
Net realized gain/(loss) from sale of investments	1,531,129	1,392,053
Reinvested realized gain distributions	—	4,745,118
Net change in unrealized appreciation/(depreciation) of investments	(3,108,332)	(4,699,621)

Net increase/(decrease) resulting from operations	(1,579,712)	746,334

2014 Contract Transactions
Contract purchase payments	21,250,757	10,256,146
Transfers between investment divisions, net	6,727,835	633,303
Transfers on account of death	(562,181)	(312,263)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,608,730)	(807,710)
Contract fees	(8,160)	(3,946)
Transfers–other	(1,383,200)	(594,809)

Net increase/(decrease) from contract transactions	24,416,321	9,170,721

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	22,836,609	9,917,055
Net Assets at December 31, 2013	97,861,870	43,347,681

Net Assets at December 31, 2014	$120,698,479	$53,264,736

See notes to financial statements.

B-36

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

$35,362	$(269,561)	$(23,877)	$—	$(45,226)	$(9,943)	$1,653,196
3,838,007	970,079	159,606	—	401,458	78,149	243,165
—	—	69,127	—	339,105	—	—
26,657,508	7,392,658	1,971,490	—	166,129	547,986	5,386,254

30,530,877	8,093,176	2,176,346	—	861,466	616,192	7,282,615

27,704,674	8,212,297	144,912	—	80,104	97,842	287,126
(5,636,337)	(1,294,694)	(132,439)	—	(14,978)	(60,129)	(2,345,833)
(464,362)	(130,245)	(39,801)	—	—	(8,229)	(137,509)
(1,572,726)	(451,260)	(1,151,360)	—	(433,382)	(407,997)	(877,886)
(9,380)	(2,677)	(3,320)	—	(1,360)	(1,411)	(4,121)
(1,311,164)	(358,207)	(21,368)	—	(1,981)	(5,612)	(459,085)

18,710,705	5,975,214	(1,203,376)	—	(371,597)	(385,536)	(3,537,308)

—	—	—	—	—	—	—

49,241,582	14,068,390	972,970	—	489,869	230,656	3,745,307
84,256,766	23,119,003	7,368,949	—	2,753,091	2,041,439	36,462,588

$133,498,348	$37,187,393	$8,341,919	$—	$3,242,960	$2,272,095	$40,207,895

$(452,219)	$(526,825)	$(5,713)	$(4,900)	$(48,622)	$(8,911)	$843,256
4,952,751	1,205,552	352,648	(855)	313,407	150,499	108,530
—	3,664,741	887,799	32,990	503,033	—	—
6,380,121	(1,098,430)	(616,970)	(25,717)	(416,552)	15,175	(4,125,723)

10,880,653	3,245,038	617,764	1,518	351,266	156,763	(3,173,937)

31,721,266	8,922,170	55,003	900,883	76,447	31,864	233,620
(6,057,549)	(1,179,149)	(185,233)	37,426	304,013	97,422	4,641,835
(977,852)	(267,427)	(25,675)	—	(11,789)	(81,797)	(93,787)
(2,458,239)	(694,818)	(1,405,045)	(3,146)	(611,479)	(316,882)	(1,417,660)
(11,751)	(3,559)	(2,773)	—	(1,447)	(1,284)	(3,800)
(1,877,143)	(512,313)	(20,636)	7	(5,791)	(4,658)	(487,165)

20,338,732	6,264,904	(1,584,359)	935,170	(250,046)	(275,335)	2,873,043

—	—	—	—	—	—	—

31,219,385	9,509,942	(966,595)	936,688	101,220	(118,572)	(300,894)
133,498,348	37,187,393	8,341,919	—	3,242,960	2,272,095	40,207,895

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(30,259)	$(19,445)
Net realized gain/(loss) from sale of investments	76,707	43,112
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	524,688	209,831

Net increase/(decrease) resulting from operations	571,136	233,498

2013 Contract Transactions
Contract purchase payments	31,802	32,716
Transfers between investment divisions, net	(877)	(260,777)
Transfers on account of death	(2,819)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(90,639)	(158,361)
Contract fees	(585)	(578)
Transfers–other	(5,188)	(4,344)

Net increase/(decrease) from contract transactions	(68,306)	(391,344)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	502,830	(157,846)
Net Assets at December 31, 2012	1,668,842	1,427,162

Net Assets at December 31, 2013	$2,171,672	$1,269,316

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(31,106)	$(18,225)
Net realized gain/(loss) from sale of investments	316,964	52,609
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(58,476)	7,932

Net increase/(decrease) resulting from operations	227,382	42,316

2014 Contract Transactions
Contract purchase payments	12,268	23,028
Transfers between investment divisions, net	27,511	(1,079)
Transfers on account of death	(9,896)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(408,163)	(169,572)
Contract fees	(493)	(543)
Transfers–other	(5,299)	(3,193)

Net increase/(decrease) from contract transactions	(384,072)	(151,359)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(156,690)	(109,043)
Net Assets at December 31, 2013	2,171,672	1,269,316

Net Assets at December 31, 2014	$2,014,982	$1,160,273

See notes to financial statements.

B-38

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

$(20,100)	$5,885	$(297)	$(1,813,617)	$(15,715)	$(1,730,116)	$(9,737)
(44,573)	(8,038)	10	1,450,192	45,225	8,015,052	97,224
532,011	—	88	20,834,481	163,249	—	99,281
(316,470)	423,256	2,615	15,011,472	226,392	65,887,858	146,861

150,868	421,103	2,416	35,482,528	419,151	72,172,794	333,629

108,166	9,581	42,325	24,878,493	614,908	18,615,413	44,574
(89,725)	(12,521)	9,941	(6,029,180)	352,605	(14,042,903)	34,769
(35,628)	(17,021)	—	(554,514)	(30,268)	(1,115,504)	(34,066)
(737,160)	(213,868)	(346)	(1,496,348)	(207,722)	(4,485,351)	(44,623)
(2,206)	(540)	(22)	(9,668)	(1,189)	(25,096)	(306)
(8,798)	(4,481)	1	(1,605,723)	78	(3,440,098)	1,377

(765,351)	(238,850)	51,899	15,183,060	728,412	(4,493,539)	1,725

—	—	—	—	—	—	—

(614,483)	182,253	54,315	50,665,588	1,147,563	67,679,255	335,354
5,278,573	1,321,445	2,419	102,802,174	2,988,514	231,796,099	918,682

$4,664,090	$1,503,698	$56,734	$153,467,762	$4,136,077	$299,475,354	$1,254,036

$47,526	$(305)	$(3,124)	$(2,357,080)	$31,543	$(2,243,007)	$(9,599)
312,442	78,424	93	3,902,962	82,038	12,030,426	49,777
1,203,848	—	15,576	28,138,625	390,362	37,623,913	181,370
(580,153)	42,743	(3,879)	(17,375,369)	(492,700)	(16,837,567)	(102,289)

983,663	120,862	8,666	12,309,138	11,243	30,573,765	119,259

90,758	3,250	532,788	25,669,535	237,533	19,045,726	76,439
(232,435)	(18,865)	34,162	(7,089,883)	744,554	(16,254,486)	(2,469)
—	—	—	(500,684)	(172,390)	(934,658)	(13,913)
(815,495)	(190,779)	(925)	(2,160,290)	(472,463)	(7,142,012)	(84,690)
(1,797)	(522)	(54)	(11,452)	(1,372)	(24,864)	(359)
(8,271)	(3,891)	—	(2,119,637)	290	(3,960,941)	1

(967,240)	(210,807)	565,971	13,787,589	336,152	(9,271,235)	(24,991)

—	—	—	—	—	—	—

16,423	(89,945)	574,637	26,096,727	347,395	21,302,530	94,268
4,664,090	1,503,698	56,734	153,467,762	4,136,077	299,475,354	1,254,036

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,412	$(354,762)
Net realized gain/(loss) from sale of investments	25,305	2,815,743
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	109,149	20,007,827

Net increase/(decrease) resulting from operations	137,866	22,468,808

2013 Contract Transactions
Contract purchase payments	37,085	9,238,628
Transfers between investment divisions, net	170,046	(9,022,591)
Transfers on account of death	—	(393,146)
Transfers for annuity benefits, surrenders and partial withdrawals	(104,314)	(1,539,418)
Contract fees	(489)	(7,696)
Transfers–other	—	(998,127)

Net increase/(decrease) from contract transactions	102,328	(2,722,350)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	240,194	19,746,458
Net Assets at December 31, 2012	834,467	71,165,521

Net Assets at December 31, 2013	$1,074,661	$90,911,979

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,504	$(933,674)
Net realized gain/(loss) from sale of investments	8,865	1,949,542
Reinvested realized gain distributions	25,026	11,471,007
Net change in unrealized appreciation/(depreciation) of investments	45,415	(10,785,151)

Net increase/(decrease) resulting from operations	85,810	1,701,724

2014 Contract Transactions
Contract purchase payments	7,682	9,011,489
Transfers between investment divisions, net	7,410	1,707,520
Transfers on account of death	—	(310,833)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,577)	(2,464,086)
Contract fees	(514)	(7,959)
Transfers–other	—	(1,180,396)

Net increase/(decrease) from contract transactions	3,001	6,755,735

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	88,811	8,457,459
Net Assets at December 31, 2013	1,074,661	90,911,979

Net Assets at December 31, 2014	$1,163,472	$99,369,438

See notes to financial statements.

B-40

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

$(7,269)	$(2,809)	$(11,051)	$(847,886)	$(22,072)	$(15,469)	$(403,818)
58,378	1,291	68,528	1,978,442	54,426	(35,050)	(1,669,227)
—	—	—	568,092	—	—	4,134,441
69,194	58,852	120,909	10,939,703	515,903	(23,588)	14,086,877

120,303	57,334	178,386	12,638,351	548,257	(74,107)	16,148,273

12,816	3,088	3,145	830,943	89,762	50,926	329,003
(7,904)	14,004	(46,250)	(559,928)	38,138	(408,002)	(5,681,598)
(2,078)	(2,247)	—	(211,839)	—	—	(532,401)
(8,238)	(3,760)	(41,050)	(1,131,529)	(195,169)	(593,490)	(4,765,170)
(150)	(95)	(70)	(5,960)	(881)	(1,862)	(10,421)
—	—	—	(759,607)	(1,444)	(6,335)	(423,773)

(5,554)	10,990	(84,225)	(1,837,920)	(69,594)	(958,763)	(11,084,360)

—	—	—	—	—	—	—

114,749	68,324	94,161	10,800,431	478,663	(1,032,870)	5,063,913
210,553	137,648	454,495	53,896,510	1,868,177	4,148,135	56,278,041

$325,302	$205,972	$548,656	$64,696,941	$2,346,840	$3,115,265	$61,341,954

$(4,637)	$(3,531)	$(11,899)	$(942,203)	$(7,330)	$(12,943)	$(343,166)
5,559	35,404	14,957	4,316,117	246,411	356,643	3,199,318
5,882	10,020	82,950	5,509,469	264,146	—	11,049,393
(30,061)	(29,839)	(31,795)	4,737,458	(253,548)	391,039	(11,394,034)

(23,257)	12,054	54,213	13,620,841	249,679	734,739	2,511,511

12,023	2,292	7,459	672,823	23,221	47,047	218,078
32,082	(2,109)	1,066,681	(8,497,081)	124,537	10,543	(1,504,921)
—	—	—	(190,908)	(870)	(8,183)	(461,628)
(15,563)	(5,872)	(20,165)	(1,741,924)	(330,907)	(523,554)	(7,284,653)
(190)	(106)	(160)	(5,685)	(903)	(1,561)	(9,112)
—	(7)	—	(839,728)	(2,248)	(4,512)	(414,831)

28,352	(5,802)	1,053,815	(10,602,503)	(187,170)	(480,220)	(9,457,067)

—	—	—	—	—	—	—

5,095	6,252	1,108,028	3,018,338	62,509	254,519	(6,945,556)
325,302	205,972	548,656	64,696,941	2,346,840	3,115,265	61,341,954

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,422,341	$(2,669)
Net realized gain/(loss) from sale of investments	2,671,116	3,615
Reinvested realized gain distributions	10,435,408	—
Net change in unrealized appreciation/(depreciation) of investments	20,799,568	28,963

Net increase/(decrease) resulting from operations	35,328,433	29,909

2013 Contract Transactions
Contract purchase payments	2,883,987	1,810
Transfers between investment divisions, net	(8,285,270)	26,230
Transfers on account of death	(888,583)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(3,979,218)	(3,197)
Contract fees	(20,103)	(88)
Transfers–other	(2,805,480)	—

Net increase/(decrease) from contract transactions	(13,094,667)	24,755

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	22,233,766	54,664
Net Assets at December 31, 2012	204,218,238	220,604

Net Assets at December 31, 2013	$226,452,004	$275,268

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,886,256	$(3,551)
Net realized gain/(loss) from sale of investments	199,548	8,980
Reinvested realized gain distributions	5,286,924	—
Net change in unrealized appreciation/(depreciation) of investments	(23,526,621)	2,412

Net increase/(decrease) resulting from operations	(15,153,893)	7,841

2014 Contract Transactions
Contract purchase payments	2,440,994	3,314
Transfers between investment divisions, net	30,083,619	(4,753)
Transfers on account of death	(659,980)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(5,992,312)	(8,432)
Contract fees	(18,374)	(84)
Transfers–other	(3,009,332)	—

Net increase/(decrease) from contract transactions	22,844,615	(9,955)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,690,722	(2,114)
Net Assets at December 31, 2013	226,452,004	275,268

Net Assets at December 31, 2014	$234,142,726	$273,154

See notes to financial statements.

B-42

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

$(10,939)	$(2,871,405)	$166,668	$(31,258)	$663,413	$(2,927,919)	$(1,837)
39,404	11,705,784	(491,862)	124,316	303,724	9,068,369	5,262
204,499	132,647	1,588,598	1,398	1,103,863	31,056,840	1,134
501,043	106,065,583	4,322,647	491,424	(5,108,321)	33,634,697	68,973

734,007	115,032,609	5,586,051	585,880	(3,037,321)	70,831,987	73,532

70,359	38,007,432	139,059	43,791	652,699	2,773,858	20,591
177,796	(24,810,973)	(1,112,927)	6,461	11,924,810	(21,856,458)	(17,862)
—	(1,964,594)	(394,843)	—	(585,473)	(871,484)	—
(495,183)	(17,702,168)	(2,335,925)	(312,766)	(5,514,646)	(9,497,764)	(37,974)
(2,291)	(58,928)	(5,646)	(1,149)	(12,117)	(33,219)	(199)
(4,898)	(4,700,846)	(154,994)	(2,956)	(641,869)	(2,557,595)	617

(254,217)	(11,230,077)	(3,865,276)	(266,619)	5,823,404	(32,042,662)	(34,827)

—	—	—	—	—	—	—

479,790	103,802,532	1,720,775	319,261	2,786,083	38,789,325	38,705
4,307,360	398,573,155	23,214,417	1,864,695	83,684,530	223,192,381	289,739

$4,787,150	$502,375,687	$24,935,192	$2,183,956	$86,470,613	$261,981,706	$328,444

$(11,672)	$(3,764,832)	$232,139	$(36,220)	$353,665	$(3,686,817)	$(1,139)
93,220	22,574,652	1,856,165	232,968	1,045,775	5,895,822	20,460
612,715	10,505,729	326,034	—	34,668	6,116,569	80
(307,424)	20,044,629	(784,967)	12,655	1,976,781	2,808,552	(52,697)

386,839	49,360,178	1,629,371	209,403	3,410,889	11,134,126	(33,296)

44,656	38,694,508	53,904	52,993	277,991	2,284,628	12,855
304,185	(25,659,489)	(589,797)	370,173	2,797,670	(1,518,192)	62,394
(2,117)	(1,939,724)	(58,917)	(2,306)	(629,087)	(763,756)	—
(641,774)	(29,651,478)	(3,295,722)	(305,751)	(11,357,472)	(13,010,466)	(53,120)
(2,170)	(57,826)	(5,037)	(1,130)	(11,033)	(30,133)	(179)
(4,763)	(5,511,650)	(150,198)	(3,312)	(655,432)	(2,728,797)	(4)

(301,983)	(24,125,659)	(4,045,767)	110,667	(9,577,363)	(15,766,716)	21,946

—	—	—	—	—	—	—

84,856	25,234,519	(2,416,396)	320,070	(6,166,474)	(4,632,590)	(11,350)
4,787,150	502,375,687	24,935,192	2,183,956	86,470,613	261,981,706	328,444

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$251,145
Net realized gain/(loss) from sale of investments	—	6,835
Reinvested realized gain distributions	—	95,642
Net change in unrealized appreciation/(depreciation) of investments	—	(350,464)

Net increase/(decrease) resulting from operations	—	3,158

2013 Contract Transactions
Contract purchase payments	—	1,558,694
Transfers between investment divisions, net	—	411,763
Transfers on account of death	—	(16,786)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(345,490)
Contract fees	—	(1,199)
Transfers–other	—	(51)

Net increase/(decrease) from contract transactions	—	1,606,931

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	1,610,089
Net Assets at December 31, 2012	—	6,989,934

Net Assets at December 31, 2013	$—	$8,600,023

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,226)	$333,451
Net realized gain/(loss) from sale of investments	(502)	(74,855)
Reinvested realized gain distributions	1,628	—
Net change in unrealized appreciation/(depreciation) of investments	158,487	(238,406)

Net increase/(decrease) resulting from operations	148,387	20,190

2014 Contract Transactions
Contract purchase payments	2,287,681	1,829,869
Transfers between investment divisions, net	363,556	(353,662)
Transfers on account of death	(25,221)	(106,151)
Transfers for annuity benefits, surrenders and partial withdrawals	(16,609)	(451,162)
Contract fees	—	(1,273)
Transfers–other	(292)	71

Net increase/(decrease) from contract transactions	2,609,115	917,692

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,757,502	937,882
Net Assets at December 31, 2013	—	8,600,023

Net Assets at December 31, 2014	$2,757,502	$9,537,905

See notes to financial statements.

B-44

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$78,330	$304,198	$232,047	$12,624	$2,927,582	$5,970	$(157,818)
(181,633)	896,566	27,166	36,037	62,557	742,317	9,232,029
—	—	—	—	—	—	1,704,289
1,885,014	6,927,960	307,111	603,993	(11,094,674)	5,220,886	18,822,503

1,781,711	8,128,724	566,324	652,654	(8,104,535)	5,969,173	29,601,003

167,492	26,773,262	301,350	117,233	25,492,234	142,225	1,081,864
(113,526)	(1,688,616)	406,107	26,313	32,604,876	(1,191,627)	(13,323,091)
(42,259)	(191,400)	(15,552)	—	(1,381,458)	(232,052)	(321,022)
(1,004,458)	(393,509)	(155,660)	(46,828)	(4,645,023)	(2,161,116)	(4,394,564)
(2,683)	(2,241)	(1,076)	(377)	(22,066)	(4,318)	(12,807)
(17,667)	(391,662)	(3)	(1)	(2,773,642)	(124,271)	(1,051,614)

(1,013,101)	24,105,834	535,166	96,340	49,274,921	(3,571,159)	(18,021,234)

—	—	—	—	—	—	—

768,610	32,234,558	1,101,490	748,994	41,170,386	2,398,014	11,579,769
6,726,048	24,516,188	4,433,580	2,422,055	198,074,022	22,829,104	94,295,517

$7,494,658	$56,750,746	$5,535,070	$3,171,049	$239,244,408	$25,227,118	$105,875,286

$(8,993)	$214,603	$208,367	$13,336	$3,116,417	$(41,025)	$(876,309)
(62,835)	488,338	98,685	156,525	(327,470)	1,988,608	5,412,952
—	—	—	17,322	—	440,062	7,600,589
(186,785)	(11,193,531)	(135,619)	(5,009)	1,895,295	(983,346)	(12,887,980)

(258,613)	(10,490,590)	171,433	182,174	4,684,242	1,404,299	(750,748)

82,414	28,569,561	143,147	74,865	22,447,950	57,864	795,267
(163,269)	12,001,566	461,215	136,415	15,687,580	(883,246)	4,125,039
(10,680)	(189,981)	(104,288)	(40,470)	(1,157,480)	(34,290)	(379,447)
(1,239,540)	(930,197)	(415,685)	(219,107)	(7,777,623)	(5,677,100)	(5,548,342)
(2,466)	(4,452)	(1,197)	(371)	(22,588)	(3,954)	(11,281)
(16,134)	(799,350)	259	—	(3,248,651)	(121,391)	(1,102,550)

(1,349,675)	38,647,147	83,451	(48,668)	25,929,188	(6,662,117)	(2,121,314)

—	—	—	—	—	—	—

(1,608,288)	28,156,557	254,884	133,506	30,613,430	(5,257,818)	(2,872,062)
7,494,658	56,750,746	5,535,070	3,171,049	239,244,408	25,227,118	105,875,286

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(161,109)
Net realized gain/(loss) from sale of investments	—	149,706
Reinvested realized gain distributions	—	298,698
Net change in unrealized appreciation/(depreciation) of investments	—	(1,921,783)

Net increase/(decrease) resulting from operations	—	(1,634,488)

2013 Contract Transactions
Contract purchase payments	—	14,923,642
Transfers between investment divisions, net	—	8,314,601
Transfers on account of death	—	(546,023)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(1,146,575)
Contract fees	—	(5,537)
Transfers–other	—	(759,918)

Net increase/(decrease) from contract transactions	—	20,780,190

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	19,145,702
Net Assets at December 31, 2012	—	52,094,291

Net Assets at December 31, 2013	$—	$71,239,993

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,832)	$1,066,456
Net realized gain/(loss) from sale of investments	(1,005)	175,792
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	97,119	1,830,966

Net increase/(decrease) resulting from operations	94,282	3,073,214

2014 Contract Transactions
Contract purchase payments	3,176,031	13,413,923
Transfers between investment divisions, net	398,051	3,290,218
Transfers on account of death	(24,664)	(305,815)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,167)	(1,742,764)
Contract fees	—	(6,624)
Transfers–other	496	(1,016,532)

Net increase/(decrease) from contract transactions	3,545,747	13,632,406

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,640,029	16,705,620
Net Assets at December 31, 2013	—	71,239,993

Net Assets at December 31, 2014	$3,640,029	$87,945,613

See notes to financial statements.

B-46

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

$(2,655)	$(33,040)	$(5,999)	$(41,307)	$111,520	$14,753	$495,753
22,563	210,081	28,572	92,241	22,678	162,353	2,097,151
—	17,039	—	21,774	—	—	1,351,104
69,794	466,219	224,570	710,149	(140,045)	2,477,321	7,721,335

89,702	660,299	247,143	782,857	(5,847)	2,654,427	11,665,343

12,206	44,727	6,886	17,015	51,630	174,371	8,456,592
(3,315)	194,020	4,818	319,037	(82,466)	295,140	(631,785)
—	(33,974)	—	—	(17,382)	(123,610)	(335,043)
(27,470)	(359,535)	(131,912)	(151,180)	(324,518)	(2,512,401)	(1,314,176)
(158)	(1,015)	(545)	(635)	(508)	(6,367)	(7,002)
(724)	(4,174)	(2,609)	(4,680)	(1,652)	(28,369)	(852,502)

(19,461)	(159,951)	(123,362)	179,557	(374,896)	(2,201,236)	5,316,084

—	—	—	—	—	—	—

70,241	500,348	123,781	962,414	(380,743)	453,191	16,981,427
280,123	1,996,102	893,804	1,894,518	1,428,240	16,762,931	60,718,370

$350,364	$2,496,450	$1,017,585	$2,856,932	$1,047,497	$17,216,122	$77,699,797

$(3,222)	$(37,938)	$(6,544)	$(102,450)	$9,071	$21,063	$404,853
32,212	253,648	62,885	34,533	(30,163)	364,072	3,039,863
—	173,233	74,678	11,326,416	—	401,571	3,196,266
1,733	(215,880)	(54,882)	(9,558,361)	38,781	191,643	1,969,544

30,723	173,063	76,137	1,700,138	17,689	978,349	8,610,526

9,885	32,953	4,979	2,960,841	15,300	100,130	8,941,145
(4,392)	208,223	(118,808)	18,905,351	(105,549)	(206,954)	(3,412,852)
—	(14,234)	—	(23,347)	—	(94,605)	(312,352)
(39,846)	(389,422)	(148,823)	(478,492)	(359,561)	(3,846,739)	(2,066,846)
(137)	(960)	(522)	(1,248)	(340)	(5,775)	(7,477)
(912)	(4,436)	(2,758)	(136,462)	(1,519)	(28,020)	(1,034,975)

(35,402)	(167,876)	(265,932)	21,226,643	(451,669)	(4,081,963)	2,106,643

—	—	—	—	—	—	—

(4,679)	5,187	(189,795)	22,926,781	(433,980)	(3,103,614)	10,717,169
350,364	2,496,450	1,017,585	2,856,932	1,047,497	17,216,122	77,699,797

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(6,975)	$(159,265)
Net realized gain/(loss) from sale of investments	44,404	230,498
Reinvested realized gain distributions	3,527	10,988
Net change in unrealized appreciation/(depreciation) of investments	261,530	3,170,822

Net increase/(decrease) resulting from operations	302,486	3,253,043

2013 Contract Transactions
Contract purchase payments	64,168	7,250,570
Transfers between investment divisions, net	136,974	(627,311)
Transfers on account of death	—	(57,149)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,677)	(101,810)
Contract fees	(248)	(694)
Transfers–other	1	(101,923)

Net increase/(decrease) from contract transactions	167,218	6,361,683

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	469,704	9,614,726
Net Assets at December 31, 2012	833,554	6,318,445

Net Assets at December 31, 2013	$1,303,258	$15,933,171

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,680)	$(293,278)
Net realized gain/(loss) from sale of investments	113,053	525,413
Reinvested realized gain distributions	43,791	427,072
Net change in unrealized appreciation/(depreciation) of investments	(44,551)	1,163,479

Net increase/(decrease) resulting from operations	109,613	1,822,686

2014 Contract Transactions
Contract purchase payments	11,922	7,649,172
Transfers between investment divisions, net	46,757	(597,132)
Transfers on account of death	(228,356)	(114,067)
Transfers for annuity benefits, surrenders and partial withdrawals	(40,663)	(236,504)
Contract fees	(258)	(1,406)
Transfers–other	—	(217,033)

Net increase/(decrease) from contract transactions	(210,598)	6,483,030

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(100,985)	8,305,716
Net Assets at December 31, 2013	1,303,258	15,933,171

Net Assets at December 31, 2014	$1,202,273	$24,238,887

See notes to financial statements.

B-48

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

$(160,096)	$—	$(648,616)	$(7,396)	$(1,278,629)	$8,355,138	$(7,439)
181,727	—	3,618,552	40,108	13,219,627	1,904,897	12,086
182,922	—	—	—	2,014,413	—	—
3,174,352	—	18,895,026	238,965	39,932,360	(15,112,176)	(69,796)

3,378,905	—	21,864,962	271,677	53,887,771	(4,852,141)	(65,149)

7,081,909	—	630,889	18,028	19,013,115	23,038,663	372,080
(759,896)	—	(3,970,723)	56,976	(24,162,700)	34,926,911	(49,831)
(54,975)	—	(378,221)	—	(692,857)	(1,541,070)	(11,255)
(108,257)	—	(2,210,056)	(76,426)	(3,005,445)	(6,139,548)	(190,732)
(644)	—	(9,987)	(474)	(15,771)	(27,309)	(653)
(103,230)	—	(1,113,352)	—	(2,086,277)	(3,397,209)	(61)

6,054,907	—	(7,051,450)	(1,896)	(10,949,935)	46,860,438	119,548

—	—	—	—	—	—	—

9,433,812	—	14,813,512	269,781	42,937,836	42,008,297	54,399
6,262,296	—	82,586,656	1,172,342	145,964,487	250,260,062	3,420,427

$15,696,108	$—	$97,400,168	$1,442,123	$188,902,323	$292,268,359	$3,474,826

$(217,867)	$4,966	$(1,225,589)	$(10,625)	$(1,639,792)	$7,476,165	$(16,405)
12,297	(2,389)	6,954,463	35,510	8,388,739	735,691	9,467
—	—	2,428,106	37,077	27,729,090	—	—
(3,255,332)	(12,007)	4,097,078	(260,257)	(14,434,561)	(5,383,829)	(15,922)

(3,460,902)	(9,430)	12,254,058	(198,295)	20,043,476	2,828,027	(22,860)

4,719,491	1,179,271	458,042	1,216,670	19,598,822	20,433,984	89,524
(16,724,943)	71,985	(8,067,806)	304,790	(6,233,937)	14,567,869	(444,850)
(27,383)	—	(255,211)	(18,981)	(621,123)	(1,306,350)	(141,923)
(120,583)	(10,664)	(3,774,837)	(78,849)	(4,721,365)	(10,181,766)	(105,958)
(549)	—	(9,279)	(388)	(16,377)	(27,213)	(530)
(81,239)	389	(1,181,305)	(24)	(2,493,051)	(3,886,525)	255

(12,235,206)	1,240,981	(12,830,396)	1,423,218	5,512,969	19,599,999	(603,482)

—	—	—	—	—	—	—

(15,696,108)	1,231,551	(576,338)	1,224,923	25,556,445	22,428,026	(626,342)
15,696,108	—	97,400,168	1,442,123	188,902,323	292,268,359	3,474,826

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,861)	$2,939,416
Net realized gain/(loss) from sale of investments	(36,406)	422,652
Reinvested realized gain distributions	26,639	4,137,199
Net change in unrealized appreciation/(depreciation) of investments	(485,239)	(22,244,478)

Net increase/(decrease) resulting from operations	(506,867)	(14,745,211)

2013 Contract Transactions
Contract purchase payments	84,125	70,374,704
Transfers between investment divisions, net	(532,393)	66,263,679
Transfers on account of death	(122,838)	(2,602,108)
Transfers for annuity benefits, surrenders and partial withdrawals	(205,677)	(8,576,799)
Contract fees	(861)	(42,177)
Transfers–other	69	(5,127,256)

Net increase/(decrease) from contract transactions	(777,575)	120,290,043

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,284,442)	105,544,832
Net Assets at December 31, 2012	4,395,331	370,012,386

Net Assets at December 31, 2013	$3,110,889	$475,557,218

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,758)	$3,684,533
Net realized gain/(loss) from sale of investments	(52,084)	200,560
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	110,102	9,496,704

Net increase/(decrease) resulting from operations	52,260	13,381,797

2014 Contract Transactions
Contract purchase payments	110,052	71,443,404
Transfers between investment divisions, net	(396,292)	26,546,899
Transfers on account of death	(1,757)	(2,778,008)
Transfers for annuity benefits, surrenders and partial withdrawals	(142,132)	(13,966,939)
Contract fees	(640)	(46,309)
Transfers–other	17	(6,490,196)

Net increase/(decrease) from contract transactions	(430,752)	74,708,851

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(378,492)	88,090,648
Net Assets at December 31, 2013	3,110,889	475,557,218

Net Assets at December 31, 2014	$2,732,397	$563,647,866

See notes to financial statements.

B-50

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

$—	$—	$104,958	$485,597	$(455)	$(1,231,926)	$—
—	—	7,226,033	506,025	139	9,045,726	—
—	—	8,728,557	—	1,625	—	—
—	—	34,201,214	10,565,289	8,850	39,681,036	—

—	—	50,260,762	11,556,911	10,159	47,494,836	—

—	—	2,755,473	34,280,259	221	2,371,692	—
—	—	(6,014,526)	(1,236,369)	8,623	(15,468,077)	—
—	—	(894,295)	(266,006)	—	(785,358)	—
—	—	(4,505,140)	(551,849)	(2,243)	(3,471,108)	—
—	—	(20,525)	(3,091)	(24)	(17,215)	—
—	—	(2,742,581)	(493,369)	—	(2,314,368)	—

—	—	(11,421,594)	31,729,575	6,577	(19,684,434)	—

—	—	—	—	—	—	—

—	—	38,839,168	43,286,486	16,736	27,810,402	—
—	—	192,762,698	31,103,228	32,486	161,334,679	—

$—	$—	$231,601,866	$74,389,714	$49,222	$189,145,081	$—

$6,986	$(642)	$(790,489)	$1,273,319	$(618)	$(1,526,296)	$13,036
—	17	6,873,266	1,572,293	181	7,119,249	1,557
—	—	21,996,411	—	7,343	25,338,577	2,569
(9,075)	(480)	(10,240,124)	7,698,951	762	(7,260,786)	(4,410)

(2,089)	(1,105)	17,839,064	10,544,563	7,668	23,670,744	12,752

309,529	399,262	2,161,312	35,803,895	52,974	1,922,899	2,161,751
16,546	24,377	(7,065,572)	(1,667,928)	—	(9,875,971)	(85,236)
—	—	(696,740)	(279,179)	—	(617,680)	—
—	—	(6,921,918)	(1,386,014)	(903)	(5,334,771)	(12,667)
—	—	(19,021)	(6,310)	(24)	(16,008)	—
—	(1)	(2,969,830)	(1,066,967)	—	(2,507,644)	16

326,075	423,638	(15,511,769)	31,397,497	52,047	(16,429,175)	2,063,864

—	—	—	—	—	—	—

323,986	422,533	2,327,295	41,942,060	59,715	7,241,569	2,076,616
—	—	231,601,866	74,389,714	49,222	189,145,081	—

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(124,814)	$—
Net realized gain/(loss) from sale of investments	449,908	—
Reinvested realized gain distributions	372,605	—
Net change in unrealized appreciation/(depreciation) of investments	6,679,160	—

Net increase/(decrease) resulting from operations	7,376,859	—

2013 Contract Transactions
Contract purchase payments	21,534,944	—
Transfers between investment divisions, net	(1,492,828)	—
Transfers on account of death	(166,061)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(326,027)	—
Contract fees	(1,853)	—
Transfers–other	(307,381)	—

Net increase/(decrease) from contract transactions	19,240,794	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	26,617,653	—
Net Assets at December 31, 2012	19,273,105	—

Net Assets at December 31, 2013	$45,890,758	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(280,266)	$456
Net realized gain/(loss) from sale of investments	1,062,222	(140)
Reinvested realized gain distributions	3,484,857	746
Net change in unrealized appreciation/(depreciation) of investments	4,141,551	(38,641)

Net increase/(decrease) resulting from operations	8,408,364	(37,579)

2014 Contract Transactions
Contract purchase payments	25,330,084	2,011,835
Transfers between investment divisions, net	(2,269,379)	120,402
Transfers on account of death	(178,452)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(769,783)	(13,302)
Contract fees	(3,887)	—
Transfers–other	(659,068)	(1)

Net increase/(decrease) from contract transactions	21,449,515	2,118,934

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	29,857,879	2,081,355
Net Assets at December 31, 2013	45,890,758	—

Net Assets at December 31, 2014	$75,748,637	$2,081,355

See notes to financial statements.

B-52

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

$80,626	$(439,282)	$—	$—	$27,183	$—	$—
49,786	515,122	—	—	631,609	—	—
47,269	888,051	—	—	—	—	—
4,219,110	6,156,112	—	—	7,951,512	—	—

4,396,791	7,120,003	—	—	8,610,304	—	—

17,166,280	20,598,200	—	—	22,806,022	—	—
1,067,551	(1,412,319)	—	—	(1,428,119)	—	—
(131,234)	(137,177)	—	—	(171,581)	—	—
(251,008)	(285,241)	—	—	(343,720)	—	—
(1,551)	(1,649)	—	—	(1,937)	—	—
(246,978)	(273,108)	—	—	(329,477)	—	—

17,603,060	18,488,706	—	—	20,531,188	—	—

—	—	—	—	—	—	—

21,999,851	25,608,709	—	—	29,141,492	—	—
15,093,885	17,305,970	—	—	20,629,829	—	—

$37,093,736	$42,914,679	$—	$—	$49,771,321	$—	$—

$87,188	$(835,322)	$(1,062)	$2,087	$39,209	$(1,147)	$(4,159)
436,823	485,810	15	(10,345)	1,263,905	—	(2,874)
1,145,017	3,232,640	—	1,855	—	42	4,792
1,342,336	963,616	(25,372)	(43,541)	5,382,014	4,500	32,127

3,011,364	3,846,744	(26,419)	(49,944)	6,685,128	3,395	29,886

17,803,333	22,398,549	837,946	2,412,888	24,079,701	158,897	986,239
(311,647)	651,227	80,558	(282,815)	(2,406,431)	26,880	137,120
(131,915)	(138,450)	—	—	(174,131)	—	(9,742)
(589,170)	(697,312)	(4,577)	(16,768)	(794,695)	—	(1,690)
(3,159)	(3,575)	—	—	(4,076)	—	—
(531,946)	(584,569)	147	(35)	(710,479)	—	(27)

16,235,496	21,625,870	914,074	2,113,270	19,989,889	185,777	1,111,900

—	—	—	—	—	—	—

19,246,860	25,472,614	887,655	2,063,326	26,675,017	189,172	1,141,786
37,093,736	42,914,679	—	—	49,771,321	—	—

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2013 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2012	—	—

Net Assets at December 31, 2013	$—	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,017)	$(775)
Net realized gain/(loss) from sale of investments	953	12
Reinvested realized gain distributions	4,746	181
Net change in unrealized appreciation/(depreciation) of investments	(28,817)	(3,969)

Net increase/(decrease) resulting from operations	(26,135)	(4,551)

2014 Contract Transactions
Contract purchase payments	727,522	211,561
Transfers between investment divisions, net	107,062	37,103
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(6,903)	(1,795)
Contract fees	—	—
Transfers–other	(25)	—

Net increase/(decrease) from contract transactions	827,656	246,869

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	801,521	242,318
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$801,521	$242,318

See notes to financial statements.

B-54

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—

$(9,923)	$(1,414)	$7	$(5,983)	$1,425	$3,304	$(1,289)
(4,100)	12	—	(1,547)	19	94	277
43,050	2,217	10,257	106,459	685	2,107	—
99,587	12,642	(10,438)	(10,049)	1,915	(10,202)	36,118

128,614	13,457	(174)	88,880	4,044	(4,697)	35,106

1,679,522	189,317	274,378	926,542	154,996	380,187	277,500
171,024	100,143	19,197	167,646	49,569	75,964	28,133
—	—	—	—	—	—	—
(39,483)	(373)	—	(15,379)	(794)	(5,089)	(6,044)
—	—	—	—	—	—	—
(192)	2	—	(413)	—	(7)	—

1,810,871	289,089	293,575	1,078,396	203,771	451,055	299,589

—	—	—	—	—	—	—

1,939,485	302,546	293,401	1,167,276	207,815	446,358	334,695
—	—	—	—	—	—	—

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2013 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2012	—	—

Net Assets at December 31, 2013	$—	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,818)	$(1,873)
Net realized gain/(loss) from sale of investments	147	(65)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	11,021	17,258

Net increase/(decrease) resulting from operations	9,350	15,320

2014 Contract Transactions
Contract purchase payments	284,941	312,547
Transfers between investment divisions, net	(3,970)	83,576
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	(5,083)
Contract fees	—	—
Transfers–other	—	22

Net increase/(decrease) from contract transactions	280,971	391,062

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	290,321	406,382
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$290,321	$406,382

See notes to financial statements.

B-56

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$—	$—	$—	$—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—

$—	$—	$—	$—

$(4,553)	$(3,515)	$(3,697)	$1,179
3,563	(198)	(1,308)	1,525
67,322	—	—	52,351
45,553	(70,568)	(150,506)	3,168

111,885	(74,281)	(155,511)	58,223

689,498	915,583	719,784	506,475
167,608	64,741	(3,115)	38,458
—	(9,185)	—	—
(989)	(11,517)	(8,540)	(1,726)
—	—	—	—
(394)	—	(477)	62

855,723	959,622	707,652	543,269

—	—	—	—

967,608	885,341	552,141	601,492
—	—	—	—

$967,608	$885,341	$552,141	$601,492

B-57

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2014)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred thirteen investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. International Growth Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Comstock Fund Series II

Invesco V.I. American Value Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

Alger Capital Appreciation Portfolio Class S

AllianceBernstein VPS Growth & Income Portfolio Class B

AllianceBernstein VPS International Value Portfolio Class B

AllianceBernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth Portfolio Class B

AllianceBernstein VPS Real Estate Investment Portfolio Class B

AllianceBernstein VPS Value Portfolio Class B

AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Large Cap Core V.I. Fund Class III

BlackRock Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio – Asset Allocation Fund Class 2

Columbia Variable Portfolio – Small Cap Value Fund Class 2

Columbia Variable Portfolio – Small Company Growth Fund Class 2

Columbia Variable Portfolio – Marsico 21st Century Fund Class 2

Columbia Variable Portfolio – Marsico Growth Fund Class 2

Columbia Variable Portfolio – Seligman Global Technology Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Wells Fargo Advantage VT International Equity Fund Class 2

Wells Fargo Advantage VT Small Cap Value Fund Class 2

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)

B-58

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)

Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)

Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)

Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)

Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)

Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)

Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)

Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)

MFS Research Bond Series Service Class

MFS Core Equity Series Service Class

MFS Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Value Series Service Class

MFS Technology Portfolio Service Class

MFS International Value Portfolio Service Class

Oppenheimer Capital Appreciation Fund/VA Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small-Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Pioneer Disciplined Value VCT Portfolio Class II

Pioneer Equity Income VCT Portfolio Class II

Pioneer Fund VCT Portfolio Class II

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Dreyfus Appreciation Portfolio Service Class

Ivy Funds VIP Mid Cap Growth Portfolios

Ivy Funds VIP Global Bond Fund

Ivy Funds VIP High Income Fund

Putnam VT Equity Income Fund IB Shares

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Small Cap Value Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)

The Merger Fund VL

Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)

T. Rowe Price Health Sciences Portfolio II

UIF Emerging Markets Equity Portfolio Class II

Van Eck VIP Global Hard Assets Service Class

Virtus Real Estate Securities Series

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit

B-59

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

or guaranteed minimum withdrawal benefit) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2014, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2014, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2014, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $6,694,753,333.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also

B-60

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2014, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2014, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 12, 2015, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-61

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$56,489,818	$54,111,219
RS S&P 500 Index VIP Series	2,709,855	13,142,491
RS High Yield VIP Series	4,763,146	4,890,817
RS Low Duration Bond VIP Series	39,863,662	13,935,049
RS Small Cap Growth Equity VIP Series	5,691,846	3,866,703
RS International VIP Series	9,528,922	8,919,107
RS Emerging Markets VIP Series	3,399,783	3,014,506
RS Investment Quality Bond VIP Series	65,925,405	43,971,876
RS Money Market VIP Series	8,357,324	9,684,559
Gabelli Capital Asset Fund	1,214,367	2,499,382
Value Line Centurion Fund	26,680	208,336
Value Line Strategic Asset Management Trust	1,112,340	1,046,783
Invesco V.I. American Franchise Fund Series II	349,419	2,527,588
Invesco V.I. Value Opportunities Fund Series II	91,059	282,531
Invesco V.I. Global Real Estate Fund Series II	87,056	131,519
Invesco V.I. Government Securities Fund Series II	210,033	1,187,097
Invesco V.I. Mid Cap Core Equity Fund Series II	14,600,096	2,603,621
Invesco V.I. Core Equity Fund Series II	30,459,209	9,081,208
Invesco V.I. International Growth Fund Series II	30,870,717	6,463,817
Invesco V.I. Small Cap Equity Fund Series II	17,696,948	4,486,108
Invesco V.I. Comstock Fund Series II	33,062,809	13,174,106
Invesco V.I. American Value Fund Series II	12,595,022	3,192,162
Invesco V.I. Growth and Income Fund Series II	1,121,189	1,815,124
Invesco V.I. Balanced-Risk Allocation Fund Series II	988,790	22,630
Alger Capital Appreciation Portfolio Class S	1,027,030	822,045
AllianceBernstein VPS Growth & Income Portfolio Class B	213,751	498,587
AllianceBernstein VPS International Value Portfolio Class B	6,725,490	3,009,122
AllianceBernstein VPS Large Cap Growth Portfolio Class B	124,504	539,576
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	62,917	233,275
AllianceBernstein VPS Real Estate Investment Portfolio Class B	1,426,390	1,142,180
AllianceBernstein VPS Value Portfolio Class B	124,998	335,933
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	586,134	5,025
BlackRock Capital Appreciation V.I. Fund Class III	60,752,135	21,176,920
BlackRock Global Allocation V.I. Fund Class III	1,598,161	840,721
BlackRock Large Cap Core V.I. Fund Class III	57,449,923	31,362,998
BlackRock Large Cap Value V.I. Fund Class III	368,870	221,887
Columbia Variable Portfolio – Asset Allocation Fund Class 2	65,473	31,858
Columbia Variable Portfolio – Small Cap Value Fund Class 2	24,911,539	7,617,515
Columbia Variable Portfolio – Small Company Growth Fund Class 2	61,105	31,870
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	104,998	103,780
Columbia Variable Portfolio – Marsico Growth Fund Class 2	1,183,250	55,164
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	6,372,834	12,410,868
Davis Financial Portfolio	515,938	446,804
Davis Real Estate Portfolio	155,193	646,962
Davis Value Portfolio	11,851,959	10,609,129
Wells Fargo Advantage VT International Equity Fund Class 2	42,080,937	11,061,792
Wells Fargo Advantage VT Small Cap Value Fund Class 2	20,490	34,460
Fidelity VIP Balanced Portfolio Service Class 2	973,455	673,563
Fidelity VIP Contrafund Portfolio Service Class 2	49,242,157	66,625,001
Fidelity VIP Equity-Income Portfolio Service Class 2	1,168,344	4,661,997
Fidelity VIP Growth Portfolio Service Class 2	430,221	355,554
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	4,990,050	14,194,876

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December 31, 2014 (continued)

	Purchases	Sales
Fidelity VIP Mid Cap Portfolio Service Class 2	$9,306,109	$22,667,590
Fidelity VIP Overseas Portfolio Service Class 2	97,567	76,792
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2,681,691	74,948
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	2,587,499	1,332,554
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	248,583	1,612,918
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)	40,697,791	1,831,543
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	933,012	639,577
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	420,842	437,568
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	42,647,054	13,596,223
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	1,058,080	7,326,083
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	15,568,352	10,978,758
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)	3,647,465	94,985
MFS Research Bond Series Service Class	18,060,609	3,354,551
MFS Core Equity Series Service Class	14,815	53,332
MFS Growth Series Service Class	495,980	529,624
MFS Investors Trust Series Service Class	88,716	287,619
MFS New Discovery Series Service Class	33,263,940	794,080
MFS Strategic Income Portfolio Service Class	95,189	539,125
MFS Total Return Series Service Class	813,123	4,470,788
MFS Utilities Series Service Class	14,832,757	9,136,610
MFS Value Series Service Class	192,829	362,970
MFS Technology Portfolio Service Class	8,527,229	1,914,126
MFS New Discovery Portfolio Service Class	12,392,280	24,872,287
MFS International Value Portfolio Service Class	1,314,787	65,581
Oppenheimer Capital Appreciation Fund/VA Service Class	4,960,869	16,593,816
Oppenheimer International Growth Fund/VA Service Class	1,641,704	190,021
Oppenheimer Main Street Small-Cap Fund/VA Service Class	52,912,528	21,303,133
Oppenheimer Global Strategic Income Fund/VA Service Class	44,896,352	17,811,485
PIMCO Low Duration Portfolio Advisor Class	219,326	841,513
PIMCO Real Return Portfolio Advisor Class	166,346	605,256
PIMCO Total Return Portfolio Advisor Class	102,614,854	24,205,410
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	334,783	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	426,010	1,000
Pioneer Disciplined Value VCT Portfolio Class II	25,304,532	19,627,135
Pioneer Equity Income VCT Portfolio Class II	38,722,317	6,029,460
Pioneer Fund VCT Portfolio Class II	61,182	1,927
Pioneer Mid Cap Value VCT Portfolio Class II	27,149,523	19,772,966
Pioneer Bond VCT Portfolio Class II	2,264,199	179,093
American Century VP Mid Cap Value Fund Class II	28,928,441	4,261,829
American Century VP Inflation Protection Fund Class II	2,141,957	16,143
Dreyfus Appreciation Portfolio Service Class	20,143,724	2,674,783
Ivy Funds VIP Mid Cap Growth Portfolios	25,960,136	1,925,626
Ivy Funds VIP Global Bond Fund	925,980	10,105
Ivy Funds VIP High Income Fund	2,470,443	347,023
Putnam VT Equity Income Fund IB Shares	24,012,207	3,967,813
Putnam VT Absolute Return 500 Fund Class IB	185,820	—
Putnam VT Small Cap Value Fund Class IB	1,127,069	11,280

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December 31, 2014 (continued)

	Purchases	Sales
ALPS/Alerian Energy Infrastructure Portfolio Class III	$838,401	$6,116
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	249,334	1,795
Janus Aspen Enterprise Portfolio Service Shares	1,921,553	72,427
Janus Aspen Global Technology Portfolio Service Shares	291,605	300
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	304,855	—
ClearBridge Variable Small Cap Growth Portfolio Class II	1,212,102	29,247
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	207,860	794
The Merger Fund VL	464,947	6,538
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	305,617	6,029
Guggenheim VT Multi-Hedge Strategies Fund	294,801	13,830
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)	396,129	5,068
T. Rowe Price Health Sciences Portfolio II	961,890	40,844
UIF Emerging Markets Equity Portfolio Class II	976,803	18,056
Van Eck VIP Global Hard Assets Service Class	734,511	28,859
Virtus Real Estate Securities Series	619,996	21,397

Total	$1,243,140,746	$641,686,150

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2013 and 2014, contract fees amounted to $653,358 and $652,677, respectively.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

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December 31, 2014 (continued)

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.5%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There is an additional charge applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2014.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 2.15% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2013 and 2014, these rider fees amounted to $54,850,302 and $65,840,587, respectively, and are included in the “Transfers- Other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

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December 31, 2014 (continued)

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and served as the sole distributor of the RS funds until May 31, 2014. RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, serves as the sole distributor of the RS funds as of June 1, 2014. In addition, RS Investments and GIS also have the roles described below.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series • RS Small Cap Growth Equity VIP Series	• RS Emerging Markets VIP Series • RS International VIP Series

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series • RS S&P 500 Index VIP Series	• RS Low Duration Bond VIP Series • RS Money Market VIP Series

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Fund’s average daily net assets. The sub-advisory fee payable to GIS by RS Investments also covers the administrative and accounting services provided by GIS to the RS Funds.

RS Fund	Sub-Adviser	Advisory Fee Rate	Sub-Advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	GIS	0.25%	0.070%
RS High Yield VIP Series	GIS	0.60%	0.168%
RS Low Duration Bond VIP Series	GIS	0.45%	0.126%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International VIP Series	None	0.80%	N/A
RS Emerging Markets VIP Series	None	1.00%	N/A
RS Investment Quality Bond VIP Series	GIS	0.50%	0.140%
RS Money Market VIP Series	GIS	0.45%	0.126%

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co., LLC, Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Waddell & Reed Investment Management Company, American Century Investment Management, Inc., The Dreyfus Corporation, Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC,

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., Van Eck Associates Corporation, and Virtus Investment Partners, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share				None
C Share				None

*	0% and thereafter

For the years ended December 31, 2013 and 2014, contingent deferred sales charges were $2,751,594 and $2,986,064.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2014 and 2013, were as follows:

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	243,281	2,338,322	(2,095,041)	322,125	3,266,750	(2,944,625)
RS S&P 500 Index VIP Series	68,110	641,936	(573,826)	169,457	496,054	(326,597)
RS High Yield VIP Series	56,177	133,925	(77,748)	71,084	169,801	(98,717)
RS Low Duration Bond VIP Series	3,680,255	1,175,370	2,504,885	4,846,542	908,735	3,937,807
RS Small Cap Growth Equity VIP Series	106,906	136,649	(29,743)	106,129	115,891	(9,762)
RS International VIP Series	208,750	427,117	(218,367)	33,361	397,055	(363,694)
RS Emerging Markets VIP Series	214,612	98,328	116,284	165,231	131,171	34,060
RS Investment Quality Bond VIP Series	4,709,578	3,174,033	1,535,545	8,844,054	2,347,897	6,496,157
RS Money Market VIP Series	444,082	520,438	(76,356)	239,889	683,091	(443,202)
Gabelli Capital Asset Fund	14,733	104,978	(90,245)	28,341	90,222	(61,881)
Value Line Centurion Fund	1,725	12,879	(11,154)	6,409	7,665	(1,256)
Value Line Strategic Asset Management Trust	7,815	47,041	(39,226)	9,694	50,156	(40,462)
Invesco V.I. American Franchise Fund Series II	5,571	156,180	(150,609)	6,106	283,855	(277,749)
Invesco V.I. Value Opportunities Fund Series II	2,209	16,327	(14,118)	3,660	18,068	(14,408)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Global Real Estate Fund Series II	2,686	4,881	(2,195)	2,853	5,775	(2,922)
Invesco V.I. Government Securities Fund Series II	4,195	86,439	(82,244)	8,028	114,941	(106,913)
Invesco V.I. Mid Cap Core Equity Fund Series II	682,861	120,398	562,463	669,696	138,299	531,397
Invesco V.I. Core Equity Fund Series II	1,984,327	405,177	1,579,150	2,071,866	371,514	1,700,352
Invesco V.I. International Growth Fund Series II	2,183,650	297,057	1,886,593	1,737,766	224,920	1,512,846
Invesco V.I. Small Cap Equity Fund Series II	788,926	130,340	658,586	734,609	288,840	445,769
Invesco V.I. Comstock Fund Series II	2,073,666	774,955	1,298,711	2,136,185	773,944	1,362,241
Invesco V.I. American Value Fund Series II	601,478	133,958	467,520	655,189	116,184	539,005
Invesco V.I. Growth and Income Fund Series II	3,909	91,566	(87,657)	9,585	86,520	(76,935)
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,677	1,333	86,344	—	—	—
Alger Capital Appreciation Portfolio Class S	17,209	27,457	(10,248)	10,659	28,978	(18,319)
AllianceBernstein VPS Growth & Income Portfolio Class B	9,003	26,286	(17,283)	11,880	38,473	(26,593)
AllianceBernstein VPS International Value Portfolio Class B	300,902	121,326	179,576	19,208	247,460	(228,252)
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2,331	25,039	(22,708)	2,336	7,529	(5,193)
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2,740	14,649	(11,909)	3,409	43,779	(40,370)
AllianceBernstein VPS Real Estate Investment Portfolio Class B	3,858	44,320	(40,462)	12,879	48,398	(35,519)
AllianceBernstein VPS Value Portfolio Class B	2,124	17,843	(15,719)	3,425	22,470	(19,045)
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	51,333	82	51,251	4,656	33	4,623
BlackRock Capital Appreciation V.I. Fund Class III	1,864,584	875,089	989,495	2,157,406	892,118	1,265,288
BlackRock Global Allocation V.I. Fund Class III	70,037	48,533	21,504	80,059	19,920	60,139
BlackRock Large Cap Core V.I. Fund Class III	1,257,263	1,434,055	(176,792)	1,435,770	1,340,676	95,094
BlackRock Large Cap Value V.I. Fund Class III	4,691	6,335	(1,644)	7,751	4,993	2,758
Columbia Variable Portfolio – Asset Allocation Fund Class 2	809	636	173	12,296	6,406	5,890
Columbia Variable Portfolio – Small Cap Value Fund Class 2	713,022	190,113	522,909	703,220	618,553	84,667
Columbia Variable Portfolio – Small Company Growth Fund Class 2	1,851	777	1,074	2,225	532	1,693
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	1,439	1,818	(379)	1,174	395	779
Columbia Variable Portfolio – Marsico Growth Fund Class 2	45,667	1,582	44,085	497	3,231	(2,734)
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	28,577	474,426	(445,849)	43,595	133,486	(89,891)
Davis Financial Portfolio	7,572	24,384	(16,812)	10,155	17,124	(6,969)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Davis Real Estate Portfolio	5,359	38,930	(33,571)	4,508	77,491	(72,983)
Davis Value Portfolio	14,575	644,382	(629,807)	25,273	882,603	(857,330)
Wells Fargo Advantage VT International Equity Fund Class 2	2,070,641	607,896	1,462,745	192,892	1,040,398	(847,506)
Wells Fargo Advantage VT Small Cap Value Fund Class 2	237	721	(484)	1,507	176	1,331
Fidelity VIP Balanced Portfolio Service Class 2	21,473	39,598	(18,125)	17,495	34,508	(17,013)
Fidelity VIP Contrafund Portfolio Service Class 2	2,586,029	2,943,466	(357,437)	2,960,211	2,631,968	328,243
Fidelity VIP Equity-Income Portfolio Service Class 2	3,368	253,005	(249,637)	9,882	286,651	(276,769)
Fidelity VIP Growth Portfolio Service Class 2	28,055	20,666	7,389	3,895	24,640	(20,745)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	275,933	990,969	(715,036)	992,498	555,404	437,094
Fidelity VIP Mid Cap Portfolio Service Class 2	95,096	755,020	(659,924)	138,923	1,657,953	(1,519,030)
Fidelity VIP Overseas Portfolio Service Class 2	3,959	2,839	1,120	1,412	3,739	(2,327)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	214,566	3,272	211,294	—	—	—
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	164,337	70,891	93,446	172,635	36,068	136,567
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	6,163	90,862	(84,699)	16,260	88,480	(72,220)
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)	2,369,190	113,048	2,256,142	1,670,979	154,660	1,516,319
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	32,764	29,595	3,169	41,092	11,113	29,979
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	12,320	15,554	(3,234)	8,728	2,791	5,937
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	3,789,408	1,166,630	2,622,778	5,648,327	841,992	4,806,335
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	4,171	375,274	(371,103)	9,904	231,476	(221,572)
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	213,810	306,557	(92,747)	51,768	897,387	(845,619)
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)	300,256	2,749	297,507	—	—	—
MFS Research Bond Series Service Class	1,619,431	294,554	1,324,877	2,282,020	242,316	2,039,704
MFS Core Equity Series Service Class	559	2,660	(2,101)	805	2,459	(1,654)
MFS Growth Series Service Class	12,196	19,685	(7,489)	12,429	23,539	(11,110)

B-69

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
MFS Investors Trust Series Service Class	265	14,739	(14,474)	1,382	9,094	(7,712)
MFS New Discovery Series Service Class	1,075,545	41,003	1,034,542	20,327	9,249	11,078
MFS Strategic Income Portfolio Service Class	1,923	32,968	(31,045)	5,905	32,261	(26,356)
MFS Total Return Series Service Class	6,427	272,108	(265,681)	39,952	200,395	(160,443)
MFS Utilities Series Service Class	603,320	323,039	280,281	677,318	178,264	499,054
MFS Value Series Service Class	5,029	14,216	(9,187)	10,899	1,829	9,070
MFS Technology Portfolio Service Class	737,770	109,798	627,972	842,575	96,903	745,672
MFS New Discovery Portfolio Service Class	280,756	920,908	(640,152)	334,014	48,856	285,158
MFS International Value Portfolio Service Class	111,361	945	110,416	—	—	—
Oppenheimer Capital Appreciation Fund/VA Service Class	20,174	562,249	(542,075)	34,634	391,454	(356,820)
Oppenheimer International Growth Fund/VA Service Class	126,612	5,728	120,884	4,250	4,938	(688)
Oppenheimer Main Street Small-Cap Fund/VA Service Class	1,223,301	525,071	698,230	1,370,564	1,353,230	17,334
Oppenheimer Global Strategic Income Fund/VA Service Class	2,922,303	1,100,540	1,821,763	4,599,850	799,213	3,800,637
PIMCO Low Duration Portfolio Advisor Class	8,157	59,709	(51,552)	39,998	30,255	9,743
PIMCO Real Return Portfolio Advisor Class	8,687	41,152	(32,465)	8,834	72,727	(63,893)
PIMCO Total Return Portfolio Advisor Class	9,173,942	1,977,277	7,196,665	12,388,067	1,431,295	10,956,772
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	31,339	—	31,339	—	—	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	42,523	—	42,523	—	—	—
Pioneer Disciplined Value VCT Portfolio Class II	119,766	976,176	(856,410)	175,870	898,410	(722,540)
Pioneer Equity Income VCT Portfolio Class II	2,525,440	296,015	2,229,425	2,775,770	218,250	2,557,520
Pioneer Fund VCT Portfolio Class II	3,106	47	3,059	458	137	321
Pioneer Mid Cap Value VCT Portfolio Class II	89,383	852,792	(763,409)	133,796	1,209,434	(1,075,638)
Pioneer Bond VCT Portfolio Class II	226,971	30,050	196,921	—	—	—
American Century VP Mid Cap Value Fund Class II	1,358,334	201,199	1,157,135	1,263,240	134,512	1,128,728
American Century VP Inflation Protection Fund Class II	210,838	1,686	209,152	—	—	—
Dreyfus Appreciation Portfolio Service Class	360,426	30,521	329,905	409,657	14,067	395,590
Ivy Funds VIP Mid Cap Growth Portfolios	2,112,981	131,606	1,981,375	2,126,277	209,830	1,916,447
Ivy Funds VIP Global Bond Fund	88,458	574	87,884	—	—	—
Ivy Funds VIP High Income Fund	226,354	31,592	194,762	—	—	—
Putnam VT Equity Income Fund IB Shares	1,130,623	190,565	940,058	1,250,663	126,535	1,124,128
Putnam VT Absolute Return 500 Fund Class IB	18,089	—	18,089	—	—	—
Putnam VT Small Cap Value Fund Class IB	96,871	982	95,889	—	—	—

B-70

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
ALPS/Alerian Energy Infrastructure Portfolio Class III	65,811	526	65,285	—	—	—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	23,442	171	23,271	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	154,778	3,265	151,513	—	—	—
Janus Aspen Global Technology Portfolio Service Shares	22,972	29	22,943	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	25,868	—	25,868	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	95,564	1,329	94,235	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	18,221	70	18,151	—	—	—
The Merger Fund VL	44,235	635	43,600	—	—	—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	32,203	631	31,572	—	—	—
Guggenheim VT Multi-Hedge Strategies Fund	29,695	1,414	28,281	—	—	—
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)	37,548	482	37,066	—	—	—
T. Rowe Price Health Sciences Portfolio II	61,098	251	60,847	—	—	—
UIF Emerging Markets Equity Portfolio Class II	92,399	1,984	90,415	—	—	—
Van Eck VIP Global Hard Assets Service Class	62,160	1,424	60,736	—	—	—
Virtus Real Estate Securities Series	48,410	160	48,250	—	—	—

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Large Cap Alpha VIP Series	2014	17,298,108	$16.57	to	$23.79	$401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
	2013	19,393,149	14.91	to	21.22	402,555,127	1.30%	to	2.15%	1.25%	35.74%	to	36.91%
	2012	22,337,774	10.99	to	15.50	339,144,704	1.30%	to	2.15%	2.13%	9.86%	to	15.00%
	2011	19,186,036	11.46	to	13.48	252,476,928	1.30%	to	2.20%	1.17%	-11.21%	to	-10.40%
	2010	13,851,328	12.91	to	15.04	201,832,522	1.30%	to	2.20%	2.81%	14.49%	to	15.53%

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS S&P 500 Index VIP Series	2014	2,835,392	$15.33	to	$25.77	$57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
	2013	3,409,218	13.81	to	23.02	61,593,094	1.30%	to	2.15%	1.83%	29.18%	to	30.30%
	2012	3,735,815	10.69	to	17.67	51,372,837	1.30%	to	2.15%	2.10%	6.94%	to	14.17%
	2011	3,427,819	12.20	to	15.47	39,053,947	1.30%	to	2.05%	1.81%	-0.13%	to	0.62%
	2010	3,569,472	12.22	to	15.38	40,314,235	1.30%	to	2.05%	1.76%	13.28%	to	22.21%
RS High Yield VIP Series	2014	1,023,323	$12.57	to	$17.57	$16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
	2013	1,101,071	12.97	to	17.96	18,295,023	1.30%	to	2.30%	6.52%	4.50%	to	5.55%
	2012	1,199,788	12.41	to	17.01	19,060,033	1.30%	to	2.30%	6.53%	11.94%	to	13.07%
	2011	1,246,658	11.09	to	15.05	17,630,612	1.30%	to	2.30%	7.44%	1.81%	to	2.84%
	2010	1,370,796	10.91	to	14.63	18,922,007	1.30%	to	2.05%	9.28%	9.06%	to	12.24%
RS Low Duration Bond VIP Series	2014	23,625,790	$9.73	to	$10.89	$249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
	2013	21,120,905	10.88	to	10.93	225,959,614	1.30%	to	2.20%	1.78%	-1.95%	to	-1.06%
	2012	17,183,098	11.05	to	11.10	187,703,026	1.30%	to	2.20%	2.20%	0.90%	to	1.82%
	2011	11,424,015	10.85	to	11.00	124,148,381	1.30%	to	2.20%	2.80%	-0.32%	to	0.59%
	2010	7,349,430	10.79	to	11.04	79,790,196	1.30%	to	2.20%	3.86%	2.29%	to	3.21%
RS Small Cap Growth Equity VIP Series	2014	902,767	$22.30	to	$32.46	$20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
	2013	932,510	20.70	to	29.86	20,544,629	1.30%	to	2.20%	0.00%	46.85%	to	48.18%
	2012	942,272	14.10	to	20.15	14,325,949	1.30%	to	2.20%	0.00%	12.97%	to	13.99%
	2011	970,328	12.48	to	17.68	12,973,252	1.30%	to	2.20%	0.00%	-4.42%	to	-3.55%
	2010	1,067,621	13.06	to	18.33	14,772,686	1.30%	to	2.20%	0.00%	24.78%	to	25.92%
RS International VIP Series	2014	3,007,222	$13.55	to	$19.97	$50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%
	2013	3,225,589	14.65	to	21.37	57,789,490	1.30%	to	2.30%	1.36%	17.36%	to	18.55%
	2012	3,589,283	12.48	to	18.03	54,372,625	1.30%	to	2.30%	1.15%	15.64%	to	16.81%
	2011	3,785,517	10.79	to	15.43	49,171,582	1.30%	to	2.30%	1.16%	-13.67%	to	-12.80%
	2010	3,858,604	14.22	to	17.70	57,586,015	1.30%	to	2.20%	1.66%	11.69%	to	12.71%
RS Emerging Markets VIP Series	2014	981,446	$9.55	to	$20.39	$15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
	2013	865,162	10.15	to	21.45	16,679,140	1.30%	to	2.30%	0.24%	-5.68%	to	-4.73%
	2012	831,102	10.77	to	22.52	18,625,715	1.30%	to	2.30%	0.65%	10.98%	to	12.11%
	2011	872,383	9.70	to	20.09	18,511,617	1.30%	to	2.30%	0.00%	-22.78%	to	-22.00%
	2010	933,869	25.75	to	28.06	26,713,897	1.30%	to	2.20%	2.79%	16.53%	to	17.58%
RS Investment Quality Bond VIP Series	2014	40,659,283	$10.16	to	$13.11	$514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
	2013	39,123,738	12.58	to	12.62	484,217,102	1.30%	to	2.20%	2.83%	-3.78%	to	-2.90%
	2012	32,627,581	12.96	to	13.11	425,023,380	1.30%	to	2.20%	3.16%	4.03%	to	4.98%
	2011	25,550,993	12.34	to	12.60	326,111,008	1.30%	to	2.20%	4.01%	4.73%	to	5.68%
	2010	21,290,904	11.68	to	12.03	260,432,200	1.30%	to	2.20%	4.25%	5.36%	to	6.32%
RS Money Market VIP Series	2014	2,060,561	$9.01	to	$9.26	$19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2013	2,136,917	9.22	to	9.38	20,761,236	1.30%	to	2.30%	0.01%	-2.28%	to	-1.29%
	2012	2,580,119	9.44	to	9.51	25,515,700	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2011	2,925,133	9.63	to	9.71	28,984,880	1.30%	to	2.20%	0.04%	-2.16%	to	-1.27%
	2010	1,798,924	9.76	to	9.92	18,468,432	1.30%	to	2.20%	0.02%	-2.17%	to	-1.28%
Gabelli Capital Asset Fund	2014	449,020	$19.34	to	$21.53	$9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
	2013	539,265	20.16	to	21.73	11,592,879	1.45%	to	2.20%	0.66%	34.53%	to	35.54%
	2012	601,146	14.99	to	16.03	9,538,643	1.45%	to	2.20%	1.44%	14.77%	to	15.63%
	2011	691,201	13.06	to	13.86	9,498,729	1.45%	to	2.20%	0.42%	-2.44%	to	-1.71%
	2010	832,664	13.39	to	14.10	11,650,361	1.45%	to	2.20%	0.44%	27.05%	to	28.01%
Value Line Centurion Fund	2014	74,386	$14.75	to	$15.58	$1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
	2013	85,540	13.43	to	14.47	1,229,763	1.45%	to	2.20%	0.55%	28.10%	to	29.07%
	2012	86,796	10.48	to	11.21	966,622	1.45%	to	2.20%	0.00%	12.76%	to	13.61%
	2011	104,119	9.30	to	9.87	1,020,921	1.45%	to	2.20%	0.00%	2.89%	to	3.67%
	2010	113,823	9.04	to	9.52	1,072,487	1.45%	to	2.20%	2.24%	23.00%	to	23.93%
Value Line Strategic Asset Management Trust	2014	390,550	$16.84	to	$21.55	$7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
	2013	429,776	17.14	to	20.13	7,954,401	1.30%	to	2.20%	0.82%	18.97%	to	20.05%
	2012	470,238	14.41	to	16.76	7,259,655	1.30%	to	2.20%	0.64%	12.90%	to	13.93%
	2011	506,904	12.76	to	14.71	6,875,802	1.30%	to	2.20%	0.57%	1.41%	to	2.33%
	2010	539,973	12.58	to	14.38	7,143,065	1.30%	to	2.20%	0.82%	12.69%	to	13.71%
Invesco V.I. American Franchise Fund Series II	2014	702,718	$13.22	to	$13.96	$9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
	2013	853,327	12.46	to	13.10	11,150,763	1.45%	to	1.95%	0.24%	37.08%	to	37.77%
	2012	1,131,076	8.89	to	9.51	10,730,693	1.45%	to	2.20%	0.00%	9.78%	to	10.61%
	2011	1,228,191	8.10	to	8.59	10,537,445	1.45%	to	2.20%	0.00%	-10.13%	to	-9.45%
	2010	1,263,789	9.01	to	9.49	11,975,727	1.45%	to	2.20%	0.53%	12.69%	to	13.53%

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Value Opportunities Fund Series II	2014	116,408	$12.85	to	$13.58	$1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
	2013	130,526	12.32	to	12.95	1,664,876	1.45%	to	1.95%	1.20%	30.68%	to	31.34%
	2012	144,934	9.43	to	9.86	1,408,552	1.45%	to	1.95%	1.22%	15.36%	to	15.94%
	2011	155,968	8.17	to	8.50	1,309,560	1.45%	to	1.95%	0.62%	-5.27%	to	-4.80%
	2010	185,498	8.63	to	8.93	1,636,512	1.45%	to	1.95%	0.35%	4.87%	to	5.39%
Invesco V.I. Global Real Estate Fund Series II	2014	31,647	$15.82	to	$23.14	$668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
	2013	33,842	14.13	to	20.51	635,556	1.30%	to	2.05%	3.81%	0.34%	to	1.11%
	2012	36,764	14.08	to	20.28	676,951	1.30%	to	2.05%	0.51%	25.23%	to	26.18%
	2011	24,612	11.24	to	16.07	366,080	1.30%	to	2.05%	4.08%	-8.63%	to	-7.94%
	2010	15,513	12.33	to	17.46	256,882	1.30%	to	1.70%	6.21%	15.71%	to	23.26%
Invesco V.I. Government Securities Fund Series II	2014	335,094	$11.94	to	$12.55	$4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%
	2013	417,338	11.38	to	12.26	5,087,834	1.45%	to	2.20%	3.08%	-4.98%	to	-4.26%
	2012	524,251	11.97	to	12.80	6,681,779	1.45%	to	2.20%	2.81%	-0.02%	to	0.73%
	2011	650,012	11.97	to	12.71	8,230,887	1.45%	to	2.20%	2.33%	5.28%	to	6.07%
	2010	429,223	11.37	to	11.98	5,124,315	1.45%	to	2.20%	4.48%	2.80%	to	3.58%
Invesco V.I. Mid Cap Core Equity Fund Series II	2014	2,892,289	$13.41	to	$20.17	$46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
	2013	2,329,826	14.74	to	19.62	38,266,281	1.30%	to	2.05%	0.55%	25.84%	to	26.79%
	2012	1,798,429	11.72	to	15.48	24,996,643	1.30%	to	2.05%	0.00%	8.35%	to	9.18%
	2011	593,142	10.81	to	14.17	8,171,368	1.30%	to	2.05%	0.12%	-8.41%	to	-7.72%
	2010	161,881	13.24	to	15.36	2,239,774	1.30%	to	1.95%	0.34%	11.57%	to	12.30%
Invesco V.I. Core Equity Fund Series II	2014	8,597,858	$14.28	to	$22.04	$149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
	2013	7,018,708	13.53	to	20.71	119,805,461	1.30%	to	2.15%	1.33%	26.17%	to	27.26%
	2012	5,318,356	12.70	to	16.27	77,121,452	1.30%	to	2.05%	1.07%	11.29%	to	12.13%
	2011	1,489,704	11.24	to	14.51	21,467,653	1.30%	to	1.95%	1.37%	-2.23%	to	-1.59%
	2010	29,951	11.50	to	14.74	380,413	1.30%	to	1.95%	0.83%	7.13%	to	7.83%
Invesco V.I. International Growth Fund Series II(4)	2014	10,091,560	$11.13	to	$12.85	$120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
	2013	8,204,967	11.27	to	13.12	97,861,870	1.30%	to	2.15%	1.14%	16.17%	to	17.17%
	2012	6,692,121	9.62	to	11.29	66,459,187	1.30%	to	2.15%	1.56%	12.92%	to	13.75%
	2011	2,271,830	8.41	to	8.45	19,187,996	1.30%	to	2.05%	0.00%	-15.90%	to	-15.47%
Invesco V.I. Small Cap Equity Fund Series II(4)	2014	3,830,575	$13.24	to	$14.40	$53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
	2013	3,171,989	13.14	to	14.42	43,347,681	1.30%	to	2.15%	0.00%	34.15%	to	35.30%
	2012	2,726,220	9.59	to	9.71	27,058,685	1.30%	to	2.05%	0.00%	11.33%	to	12.18%
	2011	860,726	8.61	to	8.65	7,442,421	1.30%	to	2.05%	0.00%	-13.90%	to	-13.45%
Invesco V.I. Comstock Fund Series II(4)	2014	10,622,341	$15.05	to	$15.75	$164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
	2013	9,323,630	13.98	to	14.75	133,498,348	1.30%	to	2.15%	1.50%	32.75%	to	33.89%
	2012	7,961,389	10.44	to	11.11	84,256,766	1.30%	to	2.15%	1.82%	11.11%	to	17.37%
	2011	2,660,560	8.87	to	8.89	23,642,805	1.30%	to	1.70%	0.00%	-11.30%	to	-11.05%
Invesco V.I. American Value Fund Series II	2014	2,380,756	$14.81	to	$29.46	$46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
	2013	1,913,236	13.82	to	27.27	37,187,393	1.30%	to	2.15%	0.58%	31.06%	to	32.19%
	2012	1,374,231	13.79	to	20.63	23,119,003	1.30%	to	2.05%	0.79%	14.68%	to	15.55%
	2011	380,705	12.09	to	17.85	6,766,599	1.30%	to	1.70%	1.12%	-0.88%	to	-0.48%
	2010	6,021	17.73	to	17.94	107,440	1.30%	to	1.90%	0.83%	19.87%	to	20.59%
Invesco V.I. Growth and Income Fund Series II	2014	385,978	$16.58	to	$19.26	$7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
	2013	473,635	16.49	to	17.77	8,328,202	1.45%	to	2.20%	1.25%	30.84%	to	31.83%
	2012	550,570	12.60	to	13.48	7,349,346	1.45%	to	2.20%	1.27%	11.84%	to	12.69%
	2011	647,991	11.27	to	11.96	7,673,639	1.45%	to	2.20%	1.03%	-4.40%	to	-3.68%
	2010	707,776	11.79	to	12.42	8,708,139	1.45%	to	2.20%	0.10%	9.74%	to	10.57%
Invesco V.I. Balanced-Risk Allocation Fund Series II(6)	2014	86,344	$10.73	to	$10.90	$936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
	2013	—	—		—	—	—		—	—	—		—

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Alger Capital Appreciation Portfolio Class S	2014	121,497	$20.35	to	$29.64	$3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
	2013	131,745	18.36	to	26.47	3,229,346	1.30%	to	2.30%	0.11%	31.71%	to	33.04%
	2012	150,064	13.94	to	19.90	2,750,899	1.30%	to	2.30%	0.53%	15.19%	to	16.36%
	2011	146,984	12.10	to	17.10	2,330,075	1.30%	to	2.30%	0.00%	-2.90%	to	-1.92%
	2010	141,004	15.60	to	17.43	2,291,161	1.30%	to	1.95%	0.21%	11.42%	to	12.15%
AllianceBernstein VPS Growth & Income Portfolio Class B	2014	121,286	$15.63	to	$17.56	$2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%
	2013	138,569	14.59	to	16.30	2,240,775	1.45%	to	2.00%	1.16%	31.91%	to	32.64%
	2012	165,162	11.49	to	12.29	2,007,540	1.45%	to	2.20%	1.35%	14.67%	to	15.54%
	2011	189,830	10.02	to	10.64	1,994,427	1.45%	to	2.20%	1.11%	3.75%	to	4.53%
	2010	220,861	9.66	to	10.18	2,224,447	1.45%	to	2.20%	0.00%	10.33%	to	11.16%
AllianceBernstein VPS International Value Portofolio Class B	2014	2,536,870	$12.10	to	$15.87	$39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
	2013	2,357,294	13.20	to	17.19	40,207,895	1.30%	to	2.05%	5.88%	20.22%	to	21.13%
	2012	2,585,546	10.98	to	14.19	36,462,588	1.30%	to	2.05%	1.45%	11.86%	to	12.71%
	2011	2,467,884	9.82	to	12.59	30,926,386	1.30%	to	2.05%	4.34%	-21.08%	to	-20.48%
	2010	1,709,038	12.44	to	15.84	26,982,986	1.30%	to	2.05%	3.42%	2.94%	to	24.41%
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2014	108,832	$17.43	to	$18.41	$1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
	2013	131,540	15.62	to	16.41	2,149,419	1.45%	to	1.95%	0.00%	34.34%	to	35.01%
	2012	136,733	11.62	to	12.16	1,656,145	1.45%	to	1.95%	0.03%	13.86%	to	14.43%
	2011	153,180	10.16	to	10.57	1,616,417	1.45%	to	1.95%	0.09%	-5.62%	to	-5.15%
	2010	163,614	10.76	to	11.14	1,818,588	1.45%	to	1.95%	0.27%	7.70%	to	8.24%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2014	98,970	$11.10	to	$11.73	$1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
	2013	110,879	10.80	to	11.36	1,257,681	1.45%	to	1.95%	0.02%	20.54%	to	21.14%
	2012	151,249	8.96	to	9.37	1,416,803	1.45%	to	1.95%	0.00%	11.04%	to	11.60%
	2011	155,264	8.07	to	8.40	1,303,424	1.45%	to	1.95%	0.35%	-24.90%	to	-24.52%
	2010	176,508	10.75	to	11.13	1,963,396	1.45%	to	1.95%	1.98%	16.28%	to	16.86%
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2014	178,485	$24.38	to	$26.47	$4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
	2013	218,947	19.95	to	21.49	4,651,734	1.45%	to	2.20%	1.18%	1.70%	to	2.46%
	2012	254,466	19.61	to	20.98	5,262,993	1.45%	to	2.20%	0.86%	18.18%	to	19.08%
	2011	279,804	16.60	to	17.62	4,846,342	1.45%	to	2.20%	1.25%	6.37%	to	7.17%
	2010	340,012	15.60	to	16.44	5,507,157	1.45%	to	2.20%	1.22%	23.29%	to	24.22%
AllianceBernstein VPS Value Portfolio Class B	2014	93,261	$14.47	to	$15.29	$1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
	2013	108,980	12.99	to	14.00	1,501,275	1.45%	to	2.20%	2.06%	33.51%	to	34.51%
	2012	128,025	9.73	to	10.41	1,312,378	1.45%	to	2.20%	1.62%	13.01%	to	13.86%
	2011	157,035	8.61	to	9.14	1,416,232	1.45%	to	2.20%	1.23%	-5.88%	to	-5.17%
	2010	178,779	9.15	to	9.64	1,699,663	1.45%	to	2.20%	1.85%	8.98%	to	9.80%
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B(5)	2014	56,102	$10.92	to	$11.09	$631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
	2013	4,851	11.63	to	11.70	56,734	1.40%	to	1.75%	0.26%	9.97%	to	10.37%
	2012	228	10.60	to	10.60	2,419	1.40%	to	1.40%	0.00%	6.02%	to	6.02%
BlackRock Capital Appreciation V.I. Fund Class III(4)	2014	12,873,888	$12.92	to	$13.41	$179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
	2013	11,884,393	12.18	to	12.51	153,467,762	1.30%	to	2.30%	0.00%	30.34%	to	31.66%
	2012	10,619,105	9.34	to	9.50	102,802,174	1.30%	to	2.30%	0.88%	10.96%	to	12.09%
	2011	3,804,393	8.42	to	8.48	32,233,197	1.30%	to	2.30%	0.87%	-15.78%	to	-15.21%
BlackRock Global Allocation V.I. Fund Class III	2014	306,683	$12.85	to	$15.89	$4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
	2013	285,179	12.91	to	15.80	4,136,077	1.30%	to	2.30%	1.21%	11.80%	to	12.93%
	2012	225,040	11.54	to	13.99	2,988,514	1.30%	to	2.30%	1.63%	7.44%	to	8.53%
	2011	173,734	10.74	to	12.89	2,176,238	1.30%	to	2.30%	2.73%	-5.85%	to	-4.89%
	2010	100,407	13.39	to	13.55	1,352,673	1.30%	to	1.90%	1.48%	7.68%	to	8.33%

B-74

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
BlackRock Large Cap Core V.I. Fund Class III	2014	15,522,725	$15.22	to	$22.24	$320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
	2013	15,699,517	13.88	to	20.10	299,475,354	1.30%	to	2.15%	0.80%	30.36%	to	31.48%
	2012	15,604,423	10.65	to	15.29	231,796,099	1.30%	to	2.15%	1.41%	6.46%	to	10.93%
	2011	10,592,166	11.92	to	13.78	145,374,863	1.30%	to	2.05%	1.27%	0.07%	to	0.83%
	2010	5,923,190	11.92	to	13.67	80,706,503	1.30%	to	2.05%	1.39%	7.47%	to	19.17%
BlackRock Large Cap Value V.I. Fund Class III	2014	67,610	$18.35	to	$20.34	$1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%
	2013	69,254	16.77	to	18.45	1,254,036	1.30%	to	2.05%	0.95%	30.44%	to	31.43%
	2012	66,496	12.86	to	14.04	918,682	1.30%	to	2.05%	1.00%	10.94%	to	11.78%
	2011	74,503	11.59	to	12.56	918,125	1.30%	to	2.05%	1.33%	-3.11%	to	-2.38%
	2010	46,685	12.71	to	12.86	596,228	1.30%	to	1.90%	1.26%	6.41%	to	7.05%
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2014	60,310	$15.09	to	$19.77	$1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
	2013	60,137	14.06	to	18.24	1,074,661	1.30%	to	2.30%	2.15%	15.18%	to	16.34%
	2012	54,247	12.21	to	15.68	834,467	1.30%	to	2.30%	2.20%	10.17%	to	11.29%
	2011	50,098	11.08	to	14.09	695,334	1.30%	to	2.30%	2.48%	-3.35%	to	-2.37%
	2010	46,791	14.26	to	14.43	668,683	1.30%	to	1.90%	3.62%	11.11%	to	11.79%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2014	4,890,601	$14.30	to	$24.00	$99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
	2013	4,367,692	14.18	to	23.60	90,911,979	1.30%	to	2.15%	1.03%	31.17%	to	32.30%
	2012	4,283,025	10.81	to	17.84	71,165,521	1.30%	to	2.15%	0.30%	8.13%	to	9.80%
	2011	2,678,422	11.57	to	16.25	43,305,852	1.30%	to	2.05%	0.91%	-8.05%	to	-7.35%
	2010	1,640,952	12.59	to	17.54	28,688,693	1.30%	to	2.05%	0.97%	24.82%	to	25.85%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2014	15,380	$17.16	to	$22.80	$330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
	2013	14,306	18.35	to	24.28	325,302	1.30%	to	1.70%	0.00%	37.66%	to	38.21%
	2012	12,613	13.33	to	17.57	210,553	1.30%	to	1.70%	0.00%	9.81%	to	10.25%
	2011	21,844	15.65	to	15.94	336,569	1.30%	to	1.90%	0.00%	-7.59%	to	-7.03%
	2010	18,965	16.94	to	17.14	322,574	1.30%	to	1.90%	0.00%	25.60%	to	26.36%
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	2014	9,271	$17.42	to	$23.91	$212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
	2013	9,650	16.34	to	22.26	205,972	1.30%	to	2.05%	0.25%	39.10%	to	40.15%
	2012	8,871	11.75	to	15.88	137,648	1.30%	to	2.05%	0.00%	8.85%	to	9.67%
	2011	7,195	10.79	to	14.48	103,505	1.30%	to	2.05%	0.00%	-13.91%	to	-13.26%
	2010	9,796	16.50	to	16.70	162,824	1.30%	to	1.90%	0.00%	14.90%	to	15.60%
Columbia Variable Portfolio – Marsico Growth Fund Class 2	2014	68,449	$18.70	to	$24.70	$1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
	2013	24,364	17.53	to	22.92	548,656	1.30%	to	2.30%	0.07%	32.22%	to	33.55%
	2012	27,098	13.26	to	17.16	454,495	1.30%	to	2.30%	0.41%	9.35%	to	10.46%
	2011	34,645	12.13	to	15.54	531,888	1.30%	to	2.30%	0.10%	-5.06%	to	-4.10%
	2010	25,423	16.01	to	16.20	408,445	1.30%	to	1.90%	0.05%	18.96%	to	19.69%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2014	2,496,276	$18.47	to	$27.36	$67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
	2013	2,942,125	15.07	to	22.16	64,696,941	1.30%	to	2.05%	0.00%	22.92%	to	23.85%
	2012	3,032,016	12.26	to	17.89	53,896,510	1.30%	to	2.05%	0.00%	4.84%	to	5.64%
	2011	2,148,745	11.69	to	16.94	36,174,788	1.30%	to	2.05%	0.00%	-6.46%	to	-5.75%
	2010	1,290,776	12.50	to	17.97	23,091,126	1.30%	to	2.05%	0.00%	13.30%	to	25.00%
Davis Financial Portofolio	2014	135,362	$17.70	to	$26.96	$2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
	2013	152,174	16.01	to	24.20	2,338,640	1.30%	to	2.05%	0.59%	28.58%	to	29.56%
	2012	159,143	12.45	to	18.68	1,867,463	1.30%	to	2.05%	1.96%	16.39%	to	17.28%
	2011	167,601	10.70	to	15.93	1,668,019	1.30%	to	2.05%	1.35%	-9.84%	to	-9.16%
	2010	170,406	9.36	to	17.53	1,806,407	1.30%	to	2.00%	0.91%	8.89%	to	9.66%
Davis Real Estate Portfolio	2014	210,242	$15.25	to	$16.09	$3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
	2013	243,813	12.20	to	12.80	3,100,720	1.45%	to	2.00%	1.13%	-3.29%	to	-2.75%
	2012	316,796	12.61	to	13.16	4,143,641	1.45%	to	2.00%	1.04%	14.81%	to	15.45%
	2011	339,289	10.99	to	11.40	3,847,200	1.45%	to	2.00%	1.33%	6.72%	to	7.31%
	2010	369,884	10.29	to	10.62	3,911,288	1.45%	to	2.00%	1.88%	17.32%	to	17.96%

B-75

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Davis Value Portfolio	2014	3,525,875	$14.64	to	$15.45	$54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%
	2013	4,155,682	13.84	to	14.78	61,309,555	1.45%	to	2.20%	0.83%	30.51%	to	31.49%
	2012	5,013,012	10.61	to	11.24	56,258,310	1.45%	to	2.20%	1.64%	10.60%	to	11.44%
	2011	5,392,701	9.59	to	10.09	54,313,816	1.45%	to	2.20%	0.86%	-6.27%	to	-5.56%
	2010	5,688,635	10.23	to	10.68	60,676,782	1.45%	to	2.20%	1.35%	10.30%	to	11.13%
Wells Fargo Advantage VT International Equity Fund Class 2	2014	14,997,304	$13.04	to	$15.73	$234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
	2013	13,534,559	14.06	to	16.84	226,452,004	1.30%	to	2.05%	2.11%	17.08%	to	17.97%
	2012	14,382,065	12.01	to	14.27	204,218,238	1.30%	to	2.05%	1.39%	11.16%	to	12.00%
	2011	10,154,799	10.81	to	12.74	128,851,237	1.30%	to	2.05%	0.10%	-14.69%	to	-14.04%
	2010	5,354,710	12.67	to	14.82	79,137,525	1.30%	to	2.05%	0.64%	14.99%	to	26.67%
Wells Fargo Advantage VT Small Cap Value Fund Class 2	2014	14,376	$14.05	to	$20.51	$273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
	2013	14,860	13.73	to	19.89	275,268	1.30%	to	2.05%	0.71%	12.41%	to	13.26%
	2012	13,529	12.22	to	17.56	220,604	1.30%	to	2.05%	0.99%	11.66%	to	12.51%
	2011	6,628	10.94	to	15.61	101,006	1.30%	to	2.05%	0.61%	-9.16%	to	-8.47%
	2010	3,225	12.07	to	17.05	54,485	1.30%	to	1.70%	0.05%	17.70%	to	20.65%
Fidelity VIP Balanced Portfolio Service Class 2	2014	279,268	$16.63	to	$17.56	$4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
	2013	297,393	15.42	to	16.20	4,786,939	1.45%	to	2.00%	1.31%	16.91%	to	17.55%
	2012	314,406	13.19	to	13.78	4,307,180	1.45%	to	2.00%	1.42%	12.53%	to	13.15%
	2011	371,921	11.72	to	12.18	4,509,415	1.45%	to	2.00%	1.35%	-5.74%	to	-5.22%
	2010	439,557	12.44	to	12.85	5,626,546	1.45%	to	2.00%	1.53%	15.41%	to	16.05%
Fidelity VIP Contrafund Portfolio Service Class 2	2014	24,226,790	$15.03	to	$26.35	$527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
	2013	24,584,227	18.57	to	23.91	502,081,956	1.30%	to	2.20%	0.84%	28.09%	to	29.25%
	2012	24,255,984	14.50	to	18.50	398,331,959	1.30%	to	2.20%	1.23%	13.59%	to	14.63%
	2011	19,741,963	12.76	to	16.14	290,492,812	1.30%	to	2.20%	0.90%	-4.91%	to	-4.05%
	2010	16,307,484	13.42	to	16.82	243,666,695	1.30%	to	2.20%	1.13%	14.37%	to	15.41%
Fidelity VIP Equity-Income Portfolio Service Class 2	2014	1,362,045	$15.31	to	$16.62	$22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
	2013	1,611,682	14.43	to	15.55	24,931,887	1.45%	to	2.20%	2.21%	25.03%	to	25.97%
	2012	1,888,451	11.54	to	12.34	23,203,106	1.45%	to	2.20%	2.82%	14.49%	to	15.35%
	2011	2,181,477	10.08	to	10.70	23,231,281	1.45%	to	2.20%	2.27%	-1.55%	to	-0.80%
	2010	2,407,765	10.24	to	10.79	25,858,092	1.45%	to	2.20%	1.62%	12.40%	to	13.25%
Fidelity VIP Growth Portfolio Service Class 2	2014	146,808	$16.97	to	$17.66	$2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
	2013	139,419	15.51	to	16.23	2,174,741	1.45%	to	2.00%	0.05%	33.29%	to	34.03%
	2012	160,164	11.57	to	12.18	1,863,505	1.45%	to	2.00%	0.35%	12.12%	to	12.74%
	2011	177,191	10.27	to	10.86	1,827,299	1.45%	to	2.00%	0.12%	-2.02%	to	-1.48%
	2010	199,166	9.89	to	10.42	2,080,417	1.45%	to	2.20%	0.03%	21.15%	to	22.07%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2014	5,924,921	$10.88	to	$13.32	$80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
	2013	6,639,957	10.52	to	12.78	86,469,680	1.30%	to	2.05%	2.25%	-4.07%	to	-3.34%
	2012	6,202,863	10.96	to	13.22	83,683,726	1.30%	to	2.05%	2.14%	3.44%	to	4.23%
	2011	6,275,463	10.60	to	12.68	81,407,235	1.30%	to	2.05%	2.94%	4.85%	to	5.64%
	2010	6,676,265	11.70	to	12.00	82,140,455	1.30%	to	2.20%	3.45%	5.20%	to	6.15%
Fidelity VIP Mid Cap Portfolio Service Class 2	2014	10,197,269	$16.83	to	$25.86	$257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
	2013	10,857,193	16.25	to	24.71	261,861,424	1.30%	to	2.30%	0.27%	32.76%	to	34.10%
	2012	12,376,223	12.24	to	18.42	223,101,783	1.30%	to	2.30%	0.42%	11.93%	to	13.07%
	2011	10,434,430	10.93	to	16.30	166,237,701	1.30%	to	2.30%	0.03%	-12.89%	to	-12.01%
	2010	7,913,851	17.20	to	18.52	143,124,001	1.30%	to	2.20%	0.13%	25.76%	to	26.90%
Fidelity VIP Overseas Portfolio Service Class 2	2014	18,005	$13.92	to	$17.87	$317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
	2013	16,885	15.54	to	19.74	328,444	1.30%	to	2.30%	1.11%	27.19%	to	28.47%
	2012	19,212	12.22	to	15.37	289,739	1.30%	to	2.30%	1.77%	17.62%	to	18.81%
	2011	17,318	10.39	to	12.94	221,791	1.30%	to	2.30%	1.22%	-19.23%	to	-18.41%
	2010	15,161	15.67	to	15.85	238,967	1.30%	to	1.90%	1.35%	10.69%	to	11.36%

B-76

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Growth Opportunities Portfolio Service Class 2(6)	2014	211,294	$12.90	to	$13.11	$2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
	2013	—	—		—	—	—		—	—	—		—
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	2014	731,345	$11.73	to	$14.61	$9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
	2013	637,899	11.79	to	14.54	8,600,023	1.30%	to	2.30%	4.75%	-0.70%	to	0.31%
	2012	501,332	11.87	to	14.49	6,989,934	1.30%	to	2.30%	6.29%	12.43%	to	13.57%
	2011	425,059	10.56	to	12.76	5,278,735	1.30%	to	2.30%	5.16%	-3.14%	to	-2.16%
	2010	212,806	10.92	to	13.04	2,737,283	1.30%	to	2.05%	1.46%	9.16%	to	12.96%
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	2014	372,367	$15.89	to	$20.72	$5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
	2013	457,066	16.69	to	21.61	7,433,641	1.30%	to	2.05%	2.68%	28.15%	to	29.12%
	2012	529,286	13.03	to	16.73	6,665,531	1.30%	to	2.05%	2.02%	18.59%	to	19.49%
	2011	584,960	10.98	to	14.00	6,113,033	1.30%	to	2.05%	1.33%	-8.88%	to	-8.18%
	2010	654,514	12.05	to	15.25	7,406,122	1.30%	to	2.05%	1.33%	6.00%	to	20.54%
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)(5)	2014	5,437,717	$15.34	to	$15.65	$84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
	2013	3,181,575	17.64	to	17.86	56,750,746	1.40%	to	2.15%	2.26%	20.34%	to	21.25%
	2012	1,665,256	14.66	to	14.73	24,516,188	1.40%	to	2.15%	0.04%	24.61%	to	25.15%
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	2014	308,165	$14.00	to	$19.96	$5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
	2013	304,996	13.70	to	19.33	5,535,070	1.30%	to	2.30%	6.27%	11.33%	to	12.46%
	2012	275,017	12.30	to	17.19	4,433,580	1.30%	to	2.30%	6.58%	10.07%	to	11.18%
	2011	239,800	11.18	to	15.46	3,489,298	1.30%	to	2.30%	5.79%	0.04%	to	1.05%
	2010	169,826	11.19	to	15.30	2,512,685	1.30%	to	2.05%	6.35%	11.21%	to	11.88%
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	2014	173,069	$16.51	to	$21.36	$3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
	2013	176,303	15.73	to	20.20	3,171,049	1.30%	to	2.05%	2.11%	25.64%	to	26.59%
	2012	170,366	12.52	to	15.96	2,422,055	1.30%	to	2.05%	2.21%	11.90%	to	12.76%
	2011	135,410	11.19	to	14.15	1,739,717	1.30%	to	2.05%	2.96%	-3.06%	to	-2.33%
	2010	70,604	11.54	to	14.49	966,892	1.30%	to	2.05%	1.70%	9.75%	to	15.43%
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	2014	25,559,996	$9.63	to	$10.94	$269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
	2013	22,937,218	9.52	to	10.72	239,244,408	1.30%	to	2.15%	2.75%	-4.33%	to	-3.51%
	2012	18,130,883	9.96	to	11.11	198,074,022	1.30%	to	2.15%	2.63%	-0.45%	to	0.56%
	2011	11,561,353	10.32	to	11.05	127,185,173	1.30%	to	2.05%	3.17%	3.52%	to	4.31%
	2010	7,161,483	9.97	to	10.59	75,621,604	1.30%	to	2.05%	3.22%	-0.35%	to	3.91%
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	2014	1,054,856	$17.57	to	$19.08	$19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
	2013	1,425,959	16.52	to	17.81	25,195,156	1.45%	to	2.20%	1.56%	26.85%	to	27.81%
	2012	1,647,531	13.03	to	13.93	22,791,754	1.45%	to	2.20%	1.63%	9.51%	to	10.33%
	2011	1,793,574	11.90	to	12.63	22,502,225	1.45%	to	2.20%	1.50%	3.68%	to	4.46%
	2010	1,890,455	11.47	to	12.09	22,710,230	1.45%	to	2.20%	1.61%	18.01%	to	18.89%
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	2014	4,166,358	$18.75	to	$26.90	$102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
	2013	4,259,105	19.08	to	27.10	105,822,044	1.30%	to	2.30%	1.33%	33.12%	to	34.47%
	2012	5,104,724	14.33	to	20.16	94,256,213	1.30%	to	2.30%	0.80%	15.67%	to	16.84%
	2011	4,758,563	12.39	to	17.25	74,043,169	1.30%	to	2.30%	0.68%	-5.96%	to	-5.01%
	2010	4,045,931	14.26	to	18.16	64,774,324	1.30%	to	2.20%	0.72%	25.42%	to	26.56%
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)(6)	2014	297,507	$12.10	to	$12.30	$3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
	2013	—	—		—	—	—		—	—	—		—

B-77

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Research Bond Series Service Class	2014	8,200,358	$10.29	to	$10.86	$87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2013	6,875,481	9.95	to	10.42	71,095,013	1.30%	to	2.15%	1.18%	-3.40%	to	-2.57%
	2012	4,835,777	10.30	to	10.70	51,933,636	1.30%	to	2.15%	2.97%	3.05%	to	5.66%
	2011	961,526	10.10	to	10.12	10,506,178	1.30%	to	2.05%	2.26%	1.05%	to	1.24%
	2010	281,339	11.88	to	12.44	3,467,017	1.45%	to	2.00%	3.08%	5.07%	to	5.65%
MFS Core Equity Series Service Class	2014	17,984	$17.85	to	$18.63	$334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
	2013	20,085	16.37	to	17.04	341,689	1.45%	to	1.75%	0.78%	31.89%	to	32.28%
	2012	21,739	12.41	to	12.88	279,579	1.45%	to	1.75%	0.49%	13.92%	to	14.26%
	2011	21,291	10.90	to	11.27	239,661	1.45%	to	1.75%	0.69%	-3.00%	to	-2.71%
	2010	19,556	11.23	to	11.59	226,205	1.45%	to	1.75%	0.86%	14.82%	to	15.17%
MFS Growth Series Service Class	2014	108,884	$19.64	to	$26.74	$2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
	2013	116,373	18.49	to	24.92	2,476,908	1.30%	to	2.30%	0.12%	33.37%	to	34.72%
	2012	127,483	13.87	to	18.50	1,985,323	1.30%	to	2.30%	0.00%	14.39%	to	15.55%
	2011	127,575	12.12	to	16.01	1,730,783	1.30%	to	2.30%	0.02%	-2.83%	to	-1.85%
	2010	131,072	13.04	to	16.31	1,788,953	1.30%	to	1.95%	0.00%	12.79%	to	13.53%
MFS Investors Trust Series Service Class	2014	42,139	$17.52	to	$19.48	$816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
	2013	56,613	16.15	to	17.85	1,006,251	1.45%	to	2.00%	0.95%	29.12%	to	29.83%
	2012	64,325	12.51	to	13.75	880,633	1.45%	to	2.00%	0.75%	16.46%	to	17.11%
	2011	66,141	10.74	to	11.74	773,737	1.45%	to	2.00%	0.76%	-4.36%	to	-3.83%
	2010	71,015	11.23	to	12.21	864,137	1.45%	to	2.00%	1.00%	8.67%	to	9.27%
MFS New Discovery Series Service Class(7)	2014	1,167,687	$17.92	to	$18.93	$25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
	2013	133,145	19.27	to	20.76	2,846,991	1.45%	to	2.20%	0.00%	38.13%	to	39.17%
	2012	122,067	13.95	to	14.92	1,891,562	1.45%	to	2.20%	0.00%	18.25%	to	19.14%
	2011	124,890	11.80	to	12.52	1,626,407	1.45%	to	2.20%	0.00%	-12.45%	to	-11.79%
	2010	151,773	13.47	to	14.20	2,230,706	1.45%	to	2.20%	0.00%	32.97%	to	33.97%
MFS Strategic Income Portfolio Service Class	2014	42,385	$13.75	to	$14.53	$613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
	2013	73,430	13.28	to	14.32	1,047,497	1.45%	to	2.20%	10.65%	-0.96%	to	-0.22%
	2012	99,786	13.41	to	14.35	1,428,240	1.45%	to	2.20%	5.48%	8.18%	to	9.00%
	2011	108,709	12.40	to	13.16	1,425,243	1.45%	to	2.20%	5.53%	2.25%	to	3.02%
	2010	116,516	12.13	to	12.78	1,480,477	1.45%	to	2.20%	4.59%	7.39%	to	8.20%
MFS Total Return Series Service Class	2014	883,914	$14.76	to	$16.02	$14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
	2013	1,149,595	13.94	to	15.02	17,147,537	1.45%	to	2.20%	1.62%	16.14%	to	17.02%
	2012	1,310,038	12.00	to	12.84	16,700,972	1.45%	to	2.20%	2.50%	8.50%	to	9.32%
	2011	1,523,299	11.06	to	11.74	17,757,927	1.45%	to	2.20%	2.35%	-0.64%	to	0.11%
	2010	1,774,203	11.13	to	11.73	20,670,068	1.45%	to	2.20%	2.62%	7.24%	to	8.04%
MFS Utilities Series Service Class	2014	4,400,070	$14.40	to	$23.60	$88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
	2013	4,119,789	13.08	to	21.26	77,699,797	1.30%	to	2.15%	2.17%	17.64%	to	18.65%
	2012	3,620,735	11.12	to	17.92	60,718,370	1.30%	to	2.15%	6.55%	11.21%	to	11.74%
	2011	2,409,741	12.68	to	16.04	38,396,494	1.30%	to	2.05%	3.17%	4.33%	to	5.12%
	2010	1,522,850	12.15	to	15.25	23,113,105	1.30%	to	2.05%	2.56%	12.03%	to	21.52%
MFS Value Series Service Class	2014	54,424	$18.87	to	$23.68	$1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
	2013	63,611	17.48	to	21.77	1,303,258	1.30%	to	2.05%	1.06%	32.83%	to	33.83%
	2012	54,541	13.16	to	16.26	833,554	1.30%	to	2.05%	1.47%	13.51%	to	14.37%
	2011	49,957	11.59	to	14.22	679,811	1.30%	to	2.05%	1.49%	-2.50%	to	-1.76%
	2010	25,520	14.31	to	14.47	363,896	1.30%	to	1.90%	1.23%	9.11%	to	9.77%
MFS Technology Portfolio Service Class(5)	2014	2,202,438	$10.81	to	$11.03	$24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
	2013	1,574,466	10.01	to	10.13	15,933,171	1.40%	to	2.15%	0.00%	31.84%	to	32.84%
	2012	828,794	7.59	to	7.63	6,318,445	1.40%	to	2.15%	0.00%	9.59%	to	10.07%
MFS New Discovery Portfolio Service Class(5)(7)	2014	—	$—		$—	$—	—		—	—	—		—
	2013	640,152	24.25	to	24.55	15,696,108	1.40%	to	2.15%	0.00%	38.05%	to	39.10%
	2012	354,994	17.57	to	17.65	6,262,296	1.40%	to	2.15%	0.00%	17.08%	to	17.59%
MFS International Value Portfolio Service Class(6)	2014	110,416	$11.03	to	$11.20	$1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
	2013	—	—		—	—	—		—	—	—		—

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Oppenheimer Capital Appreciation Fund/VA Service Class	2014	3,828,972	$18.86	to	$25.51	$96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
	2013	4,371,047	16.73	to	22.45	97,400,168	1.30%	to	2.05%	0.74%	26.78%	to	27.75%
	2012	4,727,867	13.19	to	17.57	82,586,656	1.30%	to	2.05%	0.39%	11.48%	to	12.32%
	2011	4,890,352	11.83	to	15.65	76,160,176	1.30%	to	2.05%	0.10%	-3.39%	to	-2.66%
	2010	4,017,595	12.25	to	16.07	64,382,265	1.30%	to	2.05%	0.00%	7.72%	to	22.50%
Oppenheimer International Growth Fund/VA Service Class	2014	186,807	$10.67	to	$14.77	$2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
	2013	65,923	16.25	to	23.36	1,442,123	1.30%	to	2.05%	1.07%	23.14%	to	24.08%
	2012	66,611	13.19	to	18.82	1,172,342	1.30%	to	2.05%	1.26%	19.19%	to	20.10%
	2011	56,612	11.07	to	15.67	832,337	1.30%	to	2.05%	0.64%	-9.50%	to	-8.81%
	2010	38,017	16.99	to	17.19	635,355	1.30%	to	1.90%	0.85%	12.44%	to	13.13%
Oppenheimer Main Street Small-Cap Fund/VA Service Class	2014	8,472,725	$20.43	to	$31.62	$214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
	2013	7,774,495	18.73	to	28.69	188,902,323	1.30%	to	2.30%	0.70%	37.41%	to	38.80%
	2012	7,757,161	13.63	to	20.67	145,964,487	1.30%	to	2.30%	0.33%	14.97%	to	16.14%
	2011	4,916,695	11.85	to	17.80	87,075,391	1.30%	to	2.30%	0.33%	-4.62%	to	-3.65%
	2010	3,037,733	12.44	to	18.47	55,939,723	1.30%	to	2.05%	0.32%	21.46%	to	24.43%
Oppenheimer Global Strategic Income Fund/VA Service Class	2014	23,031,828	$10.50	to	$14.78	$314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
	2013	21,210,065	10.47	to	14.61	292,268,359	1.30%	to	2.15%	4.51%	-2.50%	to	-1.66%
	2012	17,409,428	10.74	to	14.86	250,260,062	1.30%	to	2.15%	5.59%	7.40%	to	11.67%
	2011	13,469,913	10.66	to	13.31	178,483,072	1.30%	to	2.05%	2.39%	-1.41%	to	-0.66%
	2010	8,405,698	10.81	to	13.40	112,271,754	1.30%	to	2.05%	6.37%	8.11%	to	13.28%
PIMCO Low Duration Portfolio Advisor Class	2014	246,884	$10.01	to	$11.78	$2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
	2013	298,436	10.15	to	11.84	3,474,826	1.30%	to	2.05%	1.35%	-2.27%	to	-1.53%
	2012	288,693	10.38	to	12.03	3,420,427	1.30%	to	2.05%	1.79%	3.58%	to	4.37%
	2011	241,604	10.02	to	11.52	2,750,615	1.30%	to	2.05%	1.57%	-1.06%	to	-0.31%
	2010	132,688	11.42	to	11.56	1,525,514	1.30%	to	1.90%	1.55%	3.19%	to	3.82%
PIMCO Real Return Portfolio Advisor Class	2014	213,050	$10.50	to	$13.28	$2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
	2013	245,515	10.43	to	13.06	3,110,889	1.30%	to	2.30%	1.25%	-11.38%	to	-10.49%
	2012	309,408	11.77	to	14.59	4,395,331	1.30%	to	2.30%	0.98%	6.16%	to	7.24%
	2011	216,469	11.09	to	13.61	2,875,315	1.30%	to	2.30%	1.89%	9.02%	to	10.12%
	2010	112,677	10.18	to	12.36	1,374,442	1.30%	to	2.05%	1.28%	1.83%	to	6.60%
PIMCO Total Return Portfolio Advisor Class	2014	47,577,236	$10.68	to	$13.03	$563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
	2013	40,380,571	10.49	to	12.67	475,557,218	1.30%	to	2.30%	2.13%	-4.30%	to	-3.33%
	2012	29,423,799	10.97	to	13.11	370,012,386	1.30%	to	2.30%	2.46%	6.98%	to	8.07%
	2011	16,209,974	10.25	to	12.13	195,549,030	1.30%	to	2.30%	2.55%	1.14%	to	2.16%
	2010	8,264,043	10.15	to	11.87	97,760,073	1.30%	to	2.05%	2.32%	1.47%	to	6.61%
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class(6)	2014	31,339	$10.27	to	$10.38	$323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
	2013	—	—		—	—	—		—	—	—		—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class(6)	2014	42,523	$9.87	to	$10.02	$422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
	2013	—	—		—	—	—		—	—	—		—
Pioneer Disciplined Value VCT Portfolio Class II	2014 2013	12,257,363 13,113,773	$16.29 15.17	to to	$19.23 17.77	$233,929,161 231,601,866	1.30% 1.30%	to to	2.05% 2.05%	1.10% 1.50%	7.37% 25.97%	to to	8.18% 26.92%
	2012	13,836,313	12.04	to	14.00	192,762,698	1.30%	to	2.05%	1.02%	8.33%	to	9.16%
	2011	11,067,568	11.12	to	12.83	141,393,346	1.30%	to	2.05%	0.71%	-5.63%	to	-4.92%
	2010	7,121,764	11.78	to	13.49	95,806,166	1.30%	to	2.05%	0.58%	7.84%	to	17.80%
Pioneer Equity Income VCT Portfolio Class II	2014 2013	7,674,043 5,444,618	$18.61 16.89	to to	$23.11 20.76	$116,331,774 74,389,714	1.30% 1.30%	to to	2.30% 2.30%	2.83% 2.44%	10.18% 25.89%	to to	11.30% 27.16%
	2012	2,887,098	13.41	to	16.33	31,103,228	1.30%	to	2.30%	7.12%	7.45%	to	8.54%
	2011	17,963	12.48	to	15.04	254,670	1.30%	to	2.30%	2.22%	3.35%	to	4.40%
	2010	9,564	12.12	to	14.41	129,733	1.30%	to	1.70%	2.56%	17.68%	to	21.16%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Fund VCT Portfolio Class II	2014	5,570	$17.78	to	$22.47	$108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
	2013	2,511	16.39	to	20.55	49,222	1.30%	to	2.05%	1.04%	30.27%	to	31.26%
	2012	2,190	12.58	to	15.66	32,486	1.30%	to	2.05%	1.20%	7.70%	to	8.52%
	2011	4,189	11.68	to	14.43	53,273	1.30%	to	2.05%	1.39%	-6.50%	to	-5.79%
	2010	1,150	15.13	to	15.31	17,603	1.30%	to	1.90%	1.19%	13.53%	to	14.22%
Pioneer Mid Cap Value VCT Portfolio Class II	2014	8,481,034	$17.75	to	$23.33	$196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
	2013	9,244,443	15.82	to	20.59	189,145,081	1.30%	to	2.30%	0.75%	29.72%	to	31.03%
	2012	10,320,081	12.20	to	15.71	161,334,679	1.30%	to	2.30%	0.86%	8.28%	to	9.38%
	2011	7,753,233	11.26	to	14.37	110,914,940	1.30%	to	2.30%	0.62%	-8.00%	to	-7.06%
	2010	4,538,729	12.26	to	15.46	69,953,394	1.30%	to	2.05%	0.84%	16.36%	to	22.57%
Pioneer Bond VCT Portfolio Class II(6)	2014	196,921	$10.43	to	$10.60	$2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
	2013	—	—		—	—	—		—	—	—		—
American Century VP Mid Cap Value Fund Class II(5)	2014	3,597,679	$12.83	to	$21.16	$75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
	2013	2,440,544	18.60	to	18.82	45,890,758	1.40%	to	2.15%	1.11%	27.12%	to	28.08%
	2012	1,311,816	14.63	to	14.70	19,273,105	1.40%	to	2.15%	2.32%	13.99%	to	14.49%
American Century VP Inflation Protection Fund Class II(6)	2014	209,152	$9.85	to	$10.01	$2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
	2013	—	—		—	—	—		—	—	—		—
Dreyfus Appreciation Portfolio Service Class(5)	2014	1,097,168	$50.46	to	$51.45	$56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
	2013	767,263	47.82	to	48.40	37,093,736	1.40%	to	2.15%	1.81%	18.24%	to	19.13%
	2012	371,673	40.44	to	40.62	15,093,885	1.40%	to	2.15%	2.82%	8.40%	to	8.87%
Ivy Funds VIP Mid Cap Growth Portfolios(5)	2014	5,942,586	$11.31	to	$11.54	$68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
	2013	3,961,211	10.72	to	10.85	42,914,679	1.40%	to	2.15%	0.00%	27.15%	to	28.12%
	2012	2,044,764	8.43	to	8.47	17,305,970	1.40%	to	2.15%	0.00%	13.45%	to	13.94%
Ivy Funds VIP Global Bond Fund(6)	2014	87,884	$10.00	to	$10.15	$887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
	2013	—	—		—	—	—		—	—	—		—
Ivy Funds VIP High Income Fund(6)	2014	194,762	$10.49	to	$10.66	$2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Equity Income Fund IB Shares(5)	2014	3,387,913	$22.17	to	$22.61	$76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
	2013	2,447,855	20.11	to	20.35	49,771,321	1.40%	to	2.15%	1.58%	29.58%	to	30.56%
	2012	1,323,727	15.52	to	15.59	20,629,829	1.40%	to	2.15%	0.00%	19.80%	to	20.32%
Putnam VT Absolute Return 500 Fund Class IB(6)	2014	18,089	$10.33	to	$10.49	$189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Small Cap Value Fund Class IB(6)	2014	95,889	$11.77	to	$11.96	$1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
	2013	—	—		—	—	—		—	—	—		—
ALPS/Alerian Energy Infrastructure Portfolio Class III(6)	2014	65,285	$12.15	to	$12.34	$801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
	2013	—	—		—	—	—		—	—	—		—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)(6)	2014	23,271	$10.39	to	$10.44	$242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Enterprise Portfolio Service Shares(6)	2014	151,513	$12.65	to	$12.85	$1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Global Technology Portfolio Service Shares(6)	2014	22,943	$13.06	to	$13.25	$302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
	2013	—	—		—	—	—		—	—	—		—

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)(6)	2014	25,868	$11.26	to	$11.39	$293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%
	2013	—	—		—	—	—		—	—	—		—
ClearBridge Variable Small Cap Growth Portfolio Class II(6)	2014	94,235	$12.25	to	$12.45	$1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
	2013	—	—		—	—	—		—	—	—		—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)(6)	2014	18,151	$11.37	to	$11.50	$207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
	2013	—	—		—	—	—		—	—	—		—
The Merger Fund VL(6)	2014	43,600	$10.12	to	$10.29	$446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
	2013	—	—		—	—	—		—	—	—		—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)(6)	2014	31,572	$10.48	to	$10.65	$334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Multi-Hedge Strategies Fund(6)	2014	28,281	$10.15	to	$10.31	$290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)(6)	2014	37,066	$10.84	to	$11.01	$406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
	2013	—	—		—	—	—		—	—	—		—
T. Rowe Price Health Sciences Portfolio II(6)	2014	60,847	$15.74	to	$15.99	$967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
	2013	—	—		—	—	—		—	—	—		—
UIF Emerging Markets Equity Portfolio Class II(6)	2014	90,415	$9.70	to	$9.84	$885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
	2013	—	—		—	—	—		—	—	—		—
Van Eck VIP Global Hard Assets Service Class(6)	2014	60,736	$8.99	to	$9.14	$552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
	2013	—	—		—	—	—		—	—	—		—
Virtus Real Estate Securities Series(6)	2014	48,250	$12.33	to	$12.52	$601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
	2013	—	—		—	—	—		—	—	—		—

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations April 28, 2011.
(5)	Portfolio commenced operations June 4, 2012.
(6)	Portfolio commenced operations December 9, 2013.
(7)	MFS New Discovery Portfolio was merged into the MFS New Discovery Series effective after the close of business on August 8, 2014.

B-81

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the investment options constituting The Guardian Separate Account R at December 31, 2014, listed in Note 1, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying fund companies at December 31, 2014, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2015

B-82

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2014 and 2013

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2014	2013
Admitted assets
Bonds	$2,467	$2,112
Preferred stocks	—	4
Investment in subsidiaries	25	16
Mortgage loans	128	43
Policy loans	120	116
Cash, cash equivalents and short-term investments	27	23
Receivable for securities	6	—

Total invested assets	2,773	2,314

Due and accrued investment income	27	25
Net deferred tax asset	13	16
Income tax receivable	19	7
Other assets	17	10
Separate account assets	12,809	12,161

Total admitted assets	$15,658	$14,533

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$2,636	$2,286
Intercompany borrowed funds	177	88
Asset valuation reserve	19	15
Due to parent and affiliates	16	14
Payable for securities	8	21
Other liabilities	32	24
Transfers from separate account due or accrued	(264)	(255)
Separate accounts liabilities	12,807	12,159

Total liabilities	15,431	14,352

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	332	276
Unassigned deficit	(107)	(97)

Total capital and surplus	227	181

Total liabilities, capital and surplus	$15,658	$14,533

See notes to statutory basis financial statements.

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2014	2013
Revenues
Premiums and annuity considerations	$1,504	$1,420
Net investment income	84	79
Service fees	299	270
Commissions and expense allowances on reinsurance ceded and other income	(22)	(16)

Total revenues	1,865	1,753

Benefits and expenses
Policyholder benefits	1,621	1,427
Net transfers (from) to separate accounts	(58)	58
General insurance expenses	113	104
Commissions and other expenses	140	131

Total benefits and expenses	1,816	1,720

Gain from operations before federal income taxes and realized capital losses from investments	49	33
Federal income tax benefit	(18)	(58)

Gain from operations, net of federal income taxes and before net realized capital losses	67	91
Net realized capital losses, net of tax and transfers to IMR	(67)	(174)

Net loss	$—	$(83)

See notes to statutory basis financial statements.

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2014	2013

Beginning of year balance	$181	$215

Adjustments to surplus
Net loss	—	(83)
Change in net unrealized capital losses, net of tax	(2)	(19)
Change in non-admitted assets	(11)	(11)
Change in net deferred taxes	7	12
Change in asset valuation reserve	(4)	(1)
Additional paid-in and capital surplus	56	93
Change in reserve valuation basis	—	(25)

Net adjustments to surplus	46	(34)

End of year balance	$227	$181

See notes to statutory basis financial statements.

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,

	2014	2013
Cash flows from operating activities
Premiums and annuity considerations	$1,504	$1,420
Investment income received	94	88
Service fees and other income received	269	253
Benefits and loss related payments	(1,280)	(1,074)
Net transfers from (to) separate accounts	49	(45)
Commissions, expenses and taxes paid	(251)	(235)
Federal income taxes recovered	9	60
Other	7	(18)

Net cash provided by operating activities	401	449

Cash flows from investing activities
Proceeds from bonds sold or matured	528	456
Proceeds from sale of stocks	4	—
Proceeds from derivatives, brokers and miscellaneous proceeds	19	3
Costs of bonds acquired	(891)	(847)
Costs of mortgage loans acquired	(86)	(41)
Other invested assets	(21)	(8)
Cost of derivatives, brokers and miscellaneous applications	(96)	(187)
Increase in policy loans, net of repayments	(4)	(4)

Net cash used in investing activities	(547)	(628)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	56	93
Intercompany borrowed funds	89	68
Net deposits on deposit-type contracts and other insurance liabilities	5	8

Net cash provided by financing activities	150	169

Net increase (decrease) in cash, cash equivalents and short-term investments	4	(10)
Cash, cash equivalents and short-term investments, beginning of year	23	33

Cash, cash equivalents and short-term investments, end of year	$27	$23

See notes to statutory basis financial statements.

B-87

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, Securities Investor Protection Corporation (“SIPC”) and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a majority-owned subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as the sub-adviser to the fixed income and index funds, and served as the sole distributor of the RS Funds until May 31, 2014. RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, and serves as the sole distributor of the RS Funds as of June 1, 2014.

During 2014, The Guardian established a new program to assist with the transition of a General Agency to a successor. The new program resulted in the creation of Hanover Square Funding (HSF), a wholly owned subsidiary of the Company, used to facilitate providing loans to entities established as a Corporation or Limited Liability Company (LLC) for the purpose of acquiring a General Agency. The Company made an initial funding to HSF in the form of a $5 million capital contribution and an $16 million draw down from a $20 million loan commitment with HSF in 2014 (See “Line of Credit” in Note H).

The Company, in agreement with Ballie Gifford Overseas Ltd., has an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. GBG is a registered investment sub-advisor under the Investment Advisor Act of 1940 in both the United Kingdom and the United States. From January 1, 2013 through June 30, 2013, GBG served as the sole investment sub-advisor to RS International VIP Series and RS International Growth Fund. In addition, GBG also served as the sole investment sub-advisor to RS Emerging Markets VIP Series and RS Emerging Markets Fund from January 1, 2013 through February 28, 2013. These funds are offered in the United States as investment options under certain variable annuity contracts and variable life policies sold by the Company. Effective July 1, 2013, GBG ceased to serve as the sub-advisor to the aforementioned funds. RS Investments commenced managing these funds directly subsequent to the dates noted above. The Company is expecting to fully liquidate the equity ownership interest in GBG in March 2015.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2014 and 2013. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority- owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $41 million and $34 million at December 31, 2014 and 2013 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of reinsurance recoverables and receivables for service fees.

Other Liabilities:

Other liabilities consist primarily of contingent tax liabilities, reinsurance payables, deferred and uncollected premiums ceded, accrued expenses and commissions payable.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (VACARVM) of $213 million and $209 million and fees receivables of $51 million and $46 million as of December 31, 2014 and 2013, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.50%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

In 2013, the Company reduced the valuation rates for issue years 2011 and 2012 to 3.00% for life contingent annuities, which resulted in an increase of $18 million in statutory reserves. In addition, as a result of the change in the reserve methodology from Actuarial Guideline 38 (“AG38”) Section 8D to the Life Actuarial Task Force Statement interpretation of AG38, statutory reserves on Universal Life Secondary Guarantee policies were increased by $7 million. The Company concluded that these changes met the definition of a change in valuation basis under SSAP 51, Life Contracts; consistent with SSAP No. 3, any increase (strengthening) or decrease (destrengthening) in actuarial reserves resulting from such a change in valuation basis shall be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations. These amounts were included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

B-91

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2014 and 2013, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2014			2013
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,987	$49	63	$9,578	$56	63
GMWB	6,918	84	62	6,366	64	61
GMIB*	99	1	61	113	—	61
GMAB	12	—	64	22	—	64

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2014 and 2013, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2014 and 2013, the Company had $630 million and $657 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Delaware. The reserves to cover the above insurance equal $27 million and $30 million as of December 31, 2014 and 2013, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15.00% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.8 million as of December 31, 2014 and 2013.

Revision:

The prior year financial statements have been revised to correct a classification in the previously reported balance sheet. During 2014, the Company concluded that it was appropriate to reclassify its VACARVM allowance (contra-liability) from admitted assets to liabilities. Previously, such an amount had been classified as “Receivable from separate accounts” under admitted asset in the amount of $255 million. Accordingly, the Company has revised the classification

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

to report these as “Transfers from separate account due or accrued” under liabilities in the Statutory Basis Balance Sheets for 2013 to be consistent with the presentation in 2014. This change in classification does not affect the previously reported Statutory Basis Statements of Cash Flows, previously reported Statutory Basis Statements of Changes in Capital and Surplus, or the previously reported Statutory Basis Statements of Operations for any period. Management concluded this revision is not material to previously issued financial statements.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker-dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS, HSF and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2014 and 2013 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2014		Gains	(Losses)
		(In millions)
U.S. Government	$80	$1	$—	$81
Special Revenue	13	2	—	15
States, Territories and Possessions	6	—	—	6
Political Subdivisions	—	—	—	—
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,366	86	(12)	2,440

Total Bonds	$2,467	$89	$(12)	$2,544

Preferred Stocks—Perpetual	$—	$—	$—	$—

Investment in Subsidiaries	$91	$—	$(66)	$25

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2013		Gains	(Losses)
		(In millions)
U.S. Government	$43	$1	$—	$44
Special Revenue	21	—	—	21
States, Territories and Possessions	7	—	—	7
Political Subdivisions	7	—	—	7
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,032	49	(29)	2,052

Total Bonds	$2,112	$50	$(29)	$2,133

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$70	$—	$(54)	$16

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2014, approximately 3.3% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.8% of the portfolio at December 31, 2014.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2014
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$177	$179
Due after one year through five years	954	968
Due after five years through ten years	565	579
Due after ten years	635	678
Sinking fund bonds, mortgage-backed securities and asset-backed securities	136	140

Total	$2,467	$2,544

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The net change in unrealized capital losses included in surplus for the years ended December 31, 2014 and 2013 are summarized as follows:

	2014	2013
	(In millions)
Changes in net unrealized capital losses attributable to:
Investments in subsidiaries	$(12)	$(12)
Derivatives	9	(6)
Tax effect on unrealized capital losses	1	(1)

Total change in net unrealized capital losses, net of tax	$(2)	$(19)

Proceeds from sales of investments in bonds amounted to $320 million and $80 million in 2014 and 2013, respectively. Gross gains of $4.3 million and $0.4 million and gross losses of $1.4 million and $1.8 million were realized on sales of bonds in 2014 and 2013, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $0.0 million and $0.1 million in 2014 and 2013, respectively. No gross gains and gross losses were realized on sales of common stocks in 2014 and 2013.

Proceeds from sales of investments in preferred stocks amounted to $4.0 million in 2014. Gross gains of $0.1 million and gross losses of $0.0 million were realized on sales of preferred stocks in 2014. There were no sales of investments in preferred stocks in 2013. These amounts are pre-tax and pre-IMR.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2014	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$41	$—	$2	$—	$43	$—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	467	(8)	152	(4)	619	(12)

Total Bonds	510	(8)	154	(4)	664	(12)
Preferred Stocks—Perpetual	—	—	—	—	—	—

Total Temporarily Impaired Securities	$510	$(8)	$154	$(4)	$664	$(12)

December 31, 2013	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$34	$—	$—	$—	$34	$—
Special Revenue	7	—	—	—	7	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	876	(25)	28	(4)	904	(29)

Total Bonds	919	(25)	28	(4)	947	(29)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$919	$(25)	$31	$(5)	$950	$(30)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and one securities in an unrealized

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

loss position for greater than 12 months with a book value of $158 million and a fair value of $154 million as of December 31, 2014. There were thirty-two securities in an unrealized loss position for greater than 12 months with a book value of $36 million and a fair value of $31 million as of December 31, 2013.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2014 and December 31, 2013, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2014 or 2013.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($50 million or 39.44% and $18 million or 14.05%) at December 31, 2014. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($26 million or 61.07% and $5 million or 11.76%) at December 31, 2013. The Company estimates the fair value of mortgage loans on real estate to be $132 million and $41 million at December 31, 2014 and December 31, 2013, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.80% and 5.50% originated during 2014. The maximum percentage of any single mortgage loan to the value of the security originated in 2014 was 69.98%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2014 and December 31, 2013.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2014 or December 31, 2013.

The following table set forth the credit quality indicators as of December 31, 2014 and December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2014
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$29	$3	$—	$—	$—	$—	$32
50% - 59.99%	17	5	—	4	5	—	31
60% - 69.99%	38	5	12	10	—	—	65
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$84	$13	$12	$14	$5	$—	$128

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2013
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$17	$—	$—	$5	$—	$—	$22
50% - 59.99%	10	—	3	—	—	—	13
60% - 69.99%	—	3	5	—	—	—	8
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$27	$3	$8	$5	$—	$—	$43

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS, HSF and GBG (See Note C). Selected financial information for PAS and HSF, the Company’s significant subsidiaries at December 31, 2014 and 2013 are highlighted below:

	2014	2013
	(In millions)
PAS
Total assets	$39	$40
Total liabilities	18	24
Net loss	(12)	(8)

HSF
Total assets	$20	$—
Total liabilities	16	—
Net loss	—	—

There were no dividends received from PAS and HSF in 2014 or 2013.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2014	2013
	(In millions)
Bonds	$77	$70
Subsidiaries	—	5
Mortgage loans	4	1
Policy loans	7	7

Total gross investment income	88	83
Less: investment expenses	(4)	(4)

Net investment income	$84	$79

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2014	2013
	(In millions)
Bonds	$4	$1
Derivatives and other	(67)	(174)

Total net realized capital losses	(63)	(173)
Transfer to IMR	(3)	(1)
Capital gain federal income tax expense	1	—

Net realized capital losses, net of tax and transfers to IMR	$(67)	$(174)

There were no impairment losses for 2014 and 2013, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to mitigate market fluctuations of the Company’s portfolio of unaffiliated common stock and other mark to market assets and to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2014

	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(In millions)
Derivatives designated as hedging instruments:
Equity index futures	$—	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments:
Treasury Futures	2	—	—	—	6	—
Equity index futures	—	—	—	9	(73)	—

Total derivatives	$2	$—	$—	$9	$(67)	$—

December 31, 2013
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(In millions)
Derivatives designated as hedging instruments:
Equity index futures	$—	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments:
Treasury Futures	—	—	—	2	(17)	—
Equity index futures	—	—	—	(8)	(157)	—

Total derivatives	—	—	—	$(6)	$(174)	$—

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2014 and 2013, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2014 and 2013.

Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2014 and 2013 were $31 million and $21 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2014 and 2013, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2014 and 2013:

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
			(In millions)
Assets at Fair Value
Separate Accounts Assets	$11,394	$1,415	$—	$12,809	$12,809

Total Assets at Fair Value	$11,394	$1,415	$—	$12,809	$12,809

There were no transfers into or out of Level 1 and 2 during 2014.

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
			(In millions)
Assets at Fair Value
Separate Accounts Assets	$10,816	$1,345	$—	$12,161	$12,161

Total Assets at Fair Value	$10,816	$1,345	$—	$12,161	$12,161

There were no transfers into or out of Level 1 and 2 during 2013.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2014 and 2013 were as follows:

2014
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2013
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2015 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$68	$4	$72
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	68	4	72
Deferred Tax Assets Nonadmitted	39	4	43

Subtotal Net Admitted Deferred Tax Asset	29	—	29
Deferred Tax Liabilities (DTLs)	16	—	16

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$—	$13

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$59	$3	$62
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	59	3	62
Deferred Tax Assets Nonadmitted	30	2	32

Subtotal Net Admitted Deferred Tax Asset	29	1	30
Deferred Tax Liabilities	14	—	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$1	$16

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$9	$1	$10
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	9	1	10
Deferred Tax Assets Nonadmitted	9	2	11

Subtotal Net Admitted Deferred Tax Asset	—	(1)	(1)
Deferred Tax Liabilities	2	—	2

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(2)	$(1)	$(3)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

During 2014 and 2013, the Company corrected an error in the accounting for deferred income taxes. In connection with this, an adjustment was recorded to increase the gross deferred tax asset by $4 million and decrease the gross deferred tax asset by $6 million in 2014 and 2013, respectively. In addition, a corresponding adjustment of $4 million was recorded to increase the non admitted deferred tax asset and $6 million was recorded to decrease the non admitted deferred tax asset in 2014 and 2013, respectively, resulting in no net impact to the net admitted deferred tax asset or surplus.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101—Income Taxes, A Replacement of SSAP No. 10R and SSAP No.10 (“SSAP 101”). SSAP 101 includes a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2014 and expects to exceed this minimum during 2015.

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$2	$—	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	32	—	32
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	16	—	16

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$30	$—	$30

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions, except percentages)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$1	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	25	—	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$29	$1	$30

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$(1)	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(2)	—	(2)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(2)	—	(2)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	7	—	7
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	2	—	2

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$1	$(1)	$—

	2014	2013
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	726%	740%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$233	$180

Impact of Tax Planning Strategies

Description	December 31, 2014
(In millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	68	4
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	29	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	45%	0%

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	59	3
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	29	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	89%	0%

	Change
	Ordinary		Capital
(1) Adjusted Gross DTAs	9		1
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	(5%	)	0%
(3) Net Admitted Adjusted Gross DTAs	0		(1)
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	(44%	)	0%

All DTL were recognipP1B zed as of December 31, 2014 and 2013.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2014 and 2013:

Description	2014	2013
	(In millions)
Federal income tax benefit on operating loss	$(12)	$(58)
Prior year overaccrual	(8)	(2)
Contingent tax	3	2
Foreign	(1)	—

Current federal operations income tax benefit	(18)	(58)
Current Federal capital gains income tax expense	1	—

Total current federal income tax benefit	$(17)	$(58)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 were as follows:

	2014	2013	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$48	$35	$13
Policy acquisition costs	20	24	(4)
AG 38 Reserve	—	—	—
Capital loss related to RIC liquidation	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$68	$59	$9

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	39	30	9

Admitted ordinary DTAs	$29	$29	$—

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	2014	2013	Change
	(In millions)
Capital:
Impaired securities	$4	$3	$1
Unrealized loss on investments	—	—	—
Other—Capital Loss related to 2012 RIC liquidation	—	—	—

Gross capital DTAs—(admitted and nonadmitted)	$4	$3	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	4	2	2

Admitted capital DTAs	—	1	(1)

Total admitted DTAs	$29	$30	$(1)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	14	12	2

Total Ordinary DTLs	$16	$14	$2

Capital:

Total DTL	$16	$14	$2

Net admitted DTAs/(DTLs)	$13	$16	$(3)

The change in net deferred Federal income taxes is comprised of the following:

	2014	2013	Change
	(In millions)
Adjusted gross deferred tax assets	$72	$62	$10
Total Deferred Tax Liabilities	16	14	2

Net deferred tax assets (liabilities)	$56	$48	8

Tax effect of unrealized capital losses			(1)

Change in net deferred federal income tax benefit			$7

Contingent Tax Liabilities:

As of December 31, 2014, the Company had $7 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2014 and 2013, the Company recognized approximately $3 million and $2 million in interest and penalties, respectively. The Company has approximately $6 million and $3 million accrued for payment of interest and penalties at years 2014 and 2013, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2009 through 2011.

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2014	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$17	35%
Net realized capital gains (losses) @ 35%	(23)	35%

Provision calculated at statutory rate	$(6)	35%
Dividends received deduction and other	(15)	87%

Subtotal	$(21)	122%
Contingent taxes	3	(20%	)
Return to provision	(5)	29%
Foreign tax credit	(1)	3%

Total	$(24)	134%

Total current federal income tax benefit	$(17)	98%
Change in net deferred federal income taxes benefit	(7)	36%

Total statutory income tax benefit	$(24)	134%

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2014, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2014	$—	$1	$1
2013	—	—	—
2012	—	1	1

Total	$—	$2	$2

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $430 million and $431 million at December 31, 2014 and 2013, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2014			2013
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
	(In millions)
Premiums and annuity considerations	$(40)	$(7)	$(47)	$(40)	$(8)	$(48)
Commissions and other expenses	6	—	6	7	—	7
Reserve adjustments on reinsurance ceded and other income	(31)	—	(31)	(24)	—	(24)

Total Revenues	(65)	(7)	(72)	(57)	(8)	(65)

Policyholder and contract benefits	(64)	—	(64)	(51)	—	(51)
(Increase) decrease in aggregate reserves	(9)	2	(7)	(25)	11	(14)

Total expenses	(73)	2	(71)	(76)	11	(65)

Net gain (loss) on operations from reinsurance ceded	$8	$(9)	$(1)	$19	$(19)	$—

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $147 million and $137 million in 2014 and 2013, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $17 million and $15 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2014 and 2013, respectively.

Investments:

At December 31, 2014 and 2013, respectively, approximately 23% and 25% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,995 million and $3,066 million as of December 31, 2014 and 2013, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. For the years ended December 31, 2014 and 2013, the Company received a total of $40 million and $85 million, respectively, from the Guardian as an additional paid-in and contributed surplus which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows. The $40 million fund received in 2014 was used to fund the GIAC fixed portfolios given the current low interest rate environment. Of the total of $85 million fund received in 2013, $50 million was a non-cash settlement to reduce the outstanding borrowed money (intercompany line of credit) and $35 million cash was used to rebalance fixed product portfolios.

For the years ended December 31, 2014 and 2013, the Company also received $16 million and $8 million funds, respectively, from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

variable insurance products separate accounts. For the years ended December 31, 2014 and 2013, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2014 and 2013, respectively.

Reimbursement Agreement:

The Company has a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2014 and 2013, the dividends received by the Company from GBG amounted to $0.3 million and $5 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $0.1 million and $5 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2014, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $100 million to $225 million, of which $25 million was designated to fund a new subsidiary, Hanover Square Funding. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2014 and 2013, the amount of drawings on the line of credit amounted to $177 million and $88 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Of the total of $177 million, $21 million was used to fund Hanover Square Funding and $30 million of the total borrowed fund was subsequently settled on January 2, 2015. Interest expense and commitment fees of $1.2 million and $0.7 million and $0.1 million and $0.2 million in 2014 and 2013, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $133 thousand and $41 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2014 and 2013, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note A). For the years ended December 31, 2014 and 2013, the Company paid commissions to PAS which amounted to $54 million and $53 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0.2 million at December 31, 2014 and 2013, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2014, no intercompany receivable due to the Company is over 90 days past due.

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2014 and 2013, the Company’s separate accounts statement included legally insulated assets of $12,809 million and $12,161 million, respectively, of which $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2014 and 2013. Fees and expenses due or accrued to the Company’s general account were $264 million and $255 million as of December 31, 2014 and 2013, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate accounts liabilities of $134 million and $120 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $236 million and $215 million for the years ended December 31, 2014 and 2013, respectively.

The general account of the Company had paid $0.07 million and $0.13 million towards separate accounts guarantees for the years ended December 31, 2014 and 2013, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2014 and 2013 were as follows:

December 31, 2014	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,343	$1,343

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,522	$12,522
Market value/not subject to discretionary withdrawals	—	21	21

Total reserves for separate accounts	—	12,543	12,543

Charges for investment management administration and contract guarantees	—	51	51
Accrued expense allowances	—	213	213

Separate accounts liabilities	$—	$12,807	$12,807

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2013	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,243	$1,243

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$11,885	$11,885
Market value/not subject to discretionary withdrawals	—	19	19

Total reserves for separate accounts	—	11,904	11,904

Charges for investment management administration and contract guarantees	—	46	46
Accrued expense allowances	—	209	209

Separate accounts liabilities	$—	$12,159	$12,159

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2014	2013
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,343	1,243
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,654)	(1,416)

Net transfers (from) to separate accounts	(311)	(173)

Reconciling Adjustments:
Mortality and expense guarantees—variable	149	136
Administrative fees—variable annuity	87	77
Cost of insurance	17	18

Total adjustments	253	231

Net transfers (from) to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(58)	$58

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2014 and 2013 were as follows:

December 31, 2014	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	40	—	—	40	0%
At fair value	—	9,123	2,869	11,992	83%

Total with adjustment or at market value	126	9,123	2,869	12,118	84%
At book value without adjustment (minimal or no charge or adjustment)	1,099	—	—	1,099	8%
Not subjected to discretionary withdrawal	1,139	21	—	1,160	8%

Total (gross)	2,364	9,144	2,869	14,377	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,364	$9,144	$2,869	$14,377	100%

December 31, 2013	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	52	—	—	52	0%
At fair value	—	8,702	2,647	11,349	85%

Total with adjustment or at market value	138	8,702	2,647	11,487	86%
At book value without adjustment (minimal or no charge or adjustment)	1,140	—	—	1,140	8%
Not subjected to discretionary withdrawal	777	19	—	796	6%

Total (gross)	2,055	8,721	2,647	13,423	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,055	$8,721	$2,647	$13,423	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2014, the maximum amount of dividends the Company could pay The Guardian in 2015 without prior approval from the state insurance regulatory authorities was $49 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net (loss) gain:

	2014	2013
	(In millions)
Statutory net loss	$—	$(83)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(12)	(8)
Change in deferred policy acquisition costs	94	(42)
Future policy benefits	(160)	259
Reinsurance	1	(5)
Deferred federal income tax benefit (expense)	29	(69)
Transfer to interest maintenance reserve	3	1
Amortization of interest maintenance reserve	(3)	(2)

Consolidated GAAP net (loss) gain	$(48)	$51

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2014	2013
	(In millions)
Statutory capital and surplus	$227	$181
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	532	441
Elimination of asset valuation reserve	19	15
Future policy benefits	(7)	158
Establishment of additional deferred federal income taxes	(71)	(82)
Unrealized gains on investments	77	19
Separate account accrued expense allowances	(213)	(209)
Other liabilities	(64)	(69)

Consolidated GAAP stockholder’s equity	$500	$454

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 3, 2015, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2014.

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2014	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$499,616
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	76,359,344
Bonds of affiliates	156,790
Preferred stocks (unaffiliated)	165,680
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	272,189
Mortgage loans	3,332,092
Real estate	—
Contract loans	7,064,881
Cash, cash equivalents and short-term investments	48,928
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	199,480

Total gross investment income	$88,099,000

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	127,737,451

Total mortgage loans	$127,737,451

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	25,418,602	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	109,901

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2014	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$226,795,849
Over 1 year through 5 years	1,031,076,828
Over 5 years through 10 years	597,752,357
Over 10 years through 20 years	232,010,854
Over 20 years	419,920,656

Total by Maturity	$2,507,556,544

Bonds by Class—Statement Value
Class 1	$1,539,409,836
Class 2	916,153,350
Class 3	34,528,520
Class 4	—
Class 5	17,464,838
Class 6	—

Total by Class	$2,507,556,544

Total Bonds Publicly Traded	2,040,884,480
Total Bonds Privately Placed	466,672,064
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	109,901	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	35,875,123	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(448,181,957)	Schedule DB, Part B, Sec. 1
Cash on Deposit	(13,960,394)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	712,705,000
Credit Life	—
Group Life	25,406,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,091,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	993,104,000
Credit Life	—
Group Life	239,548,000

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2014	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	96,217,373
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,060,104,671

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,139,148,050

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Certificates, Income Contracts, Payable and Account Value In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	892,919,917
Dividend Accumulations—Account Balance	—

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.
$2,847,537,407

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Medtronic Inc.	Bonds	$22,332,737	0.8%
b.	Bank of America Corp.	Bonds	$22,281,157	0.8%
c.	JP Morgan Chase & Co.	Bonds	$21,895,833	0.8%
d.	Goldman Sachs Group Inc.	Bonds	$21,134,984	0.7%
e.	Park Avenue Securities	Other Invested Asset	$20,804,339	0.7%
f.	Oracle Corp.	Bonds	$18,978,675	0.7%
g.	Morgan Stanley	Bonds	$18,044,862	0.6%
h.	Sysco Corporation	Bonds	$17,788,703	0.6%
i.	Wells Fargo & Company	Bonds	$17,637,879	0.6%
j.	Consolidated Edison Co.	Bonds	$17,625,670	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,539,409,836	54.1%	P/RP-1	$—	0.0%
NAIC-2	$916,153,350	32.2%	P/RP-2	$—	0.0%
NAIC-3	$34,528,520	1.2%	P/RP-3	$—	0.0%
NAIC-4	$—	0.0%	P/RP-4	$—	0.0%
NAIC-5	$17,464,838	0.6%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’stotal admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$350,724,297	12.3%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$322,783,957	11.3%
Countries rated NAIC-2	$24,940,340	0.9%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$122,910,352	4.3%
Country: Australia	$50,010,478	1.8%
Countries rated NAIC-2:
Country: Mexico	$20,940,340	0.7%
Country: Iceland	$2,000,000	0.1%
Countries rated NAIC-3 or below
Country: Turks & Caicos	$3,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Rabobank Nederland	1FE	$12,101,914	0.4%
2.	Deutsche Bank AG London	1FE	$12,085,698	0.4%
3.	Barclays Bank PLC	1FE/2FE	$11,944,687	0.4%
4.	BP Capital Markets PLC	1FE	$10,651,471	0.4%
5.	Rio Tinto Fin USA	1FE	$10,303,890	0.4%
6.	Swedbank AB	1FE	$10,039,530	0.4%
7.	Vodafone Group PLC	2FE	$9,882,128	0.3%
8.	Astrazeneca PLC	1FE	$9,208,428	0.3%
9.	HSBC Bank PLC	1FE	$8,948,004	0.3%
10.	Petroleos Mexicanos	2FE	$8,937,033	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes {  }    No  {X}

Total admitted assets held in Canada investments.	$72,347,797	2.5%

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$9,000,000	0.3%
b.	Commercial	$5,000,000	0.2%
c.	Commercial	$5,000,000	0.2%
d.	Commercial	$5,000,000	0.2%
e.	Commercial	$5,000,000	0.2%
f.	Commercial	$5,000,000	0.2%
g.	Commercial	$5,000,000	0.2%
h.	Commercial	$5,000,000	0.2%
i.	Commercial	$5,000,000	0.2%
j.	Commercial	$5,000,000	0.2%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$127,737,452	4.5%	$—	0.0%

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$15,000,000	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$31,433,000	1.1%	$25,302,255	$22,262,925	$30,502,050
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2014

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$80,264,976	2.89%	$80,264,976	2.89%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,607,031	0.20%	5,607,031	0.20%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	12,954,079	0.47%	12,954,079	0.47%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	14,171	0.00%	14,171	0.00%
Issued or guaranteed by FNMA and FHLMC	141,735	0.01%	141,735	0.01%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	107,510,430	3.88%	107,510,430	3.88%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,837,117,105	66.23%	1,837,117,105	66.23%
Unaffiliated non-U.S. securities (including Canada)	423,072,094	15.25%	423,072,094	15.25%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2014

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	109,901	0.00%	109,901	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	127,737,452	4.61%	127,737,452	4.61%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	120,265,125	4.34%	120,265,125	4.34%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	6,541,177	0.24%	6,541,177	0.24%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	26,914,529	0.97%	26,914,529	0.97%
Other Invested Assets	25,418,602	0.92%	25,418,602	0.92%

Total Invested Assets	$2,773,668,407	100.00%	$2,773,668,407	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-124

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. which comprise the statutory basis balance sheets as of December 31, 2014 and 2013, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note B and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014 and 2013, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note B.

B-125

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 3, 2015

B-126

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-187762
May 1, 2015

THE GUARDIAN INVESTOR PROSTRATEGIES VARIABLE ANNUITYSM (I Share)

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract available for purchase through a registered investment adviser. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the owner dies before annuity payments begin.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of your interest in the separate account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

The minimum initial premium payment is $50,000. Your premiums may be invested in up to 25 of the available variable investment options. The variable investment options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling 1-800-221-3253 or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AB Variable Products Series Fund, Inc. (previously known as AllianceBernstein Variable Products Series Fund, Inc.)
–	AB VPS Dynamic Asset Allocation Portfolio Class B (previously known as AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)
•	ALPS Variable Investment Trust
–	ALPS/Alerian Energy Infrastructure Portfolio Class III
–	ALPS/Red Rocks Private Equity Portfolio (Class III)
•	American Century Variable Portfolios, Inc.
–	American Century VP Inflation Protection Fund Class II
–	American Century VP Mid Cap Value Fund Class II
•	Deutsche Variable Series II (previously known as DWS Variable Series II)
–	Deutsche Alternative Asset Allocation VIP (Class B) (previously known as DWS Alternative Asset Allocation VIP Class B)
•	Fidelity® Variable Insurance Products
–	Fidelity VIP Growth Opportunities Portfolio Service Class 2
–	Fidelity VIP Money Market Service Class 2
•	Franklin Templeton Variable Insurance Products Trust
–	Franklin Growth & Income VIP Fund Class 2
•	Invesco Variable Insurance Funds
–	Invesco V.I. Balanced-Risk Allocation Fund Series II shares
•	Ivy Funds Variable Insurance Portfolios
–	Ivy Funds VIP Global Bond
–	Ivy Funds VIP High Income
•	Janus Aspen Series
–	Janus Aspen Enterprise Portfolio Service Shares
–	Janus Aspen Global Technology Portfolio Service Shares
•	Lazard Retirement Series, Inc.
–	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares
•	Legg Mason Partners Variable Equity Trust
–	ClearBridge Variable Small Cap Growth Portfolio Class II
–	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (previously known as Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)
•	Merger Fund VL
–	The Merger Fund VL
•	MFS® Variable Insurance Trust II
–	MFS® International Value Portfolio Service Class
•	Northern Lights Variable Trust
–	Mariner Managed Futures Strategy Portfolio Class II
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer International Growth Fund/VA
•	PIMCO Variable Insurance Trust
–	PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class
–	PIMCO Unconstrained Bond Portfolio Advisor Class
•	Pioneer Variable Contracts Trust
–	Pioneer Bond VCT Portfolio Class II
•	Putnam Variable Trust
–	Putnam VT Absolute Return 500 Fund Class IB
–	Putnam VT Small Cap Value Fund Class IB
•	Rydex Variable Trust
–	Guggenheim VT Multi-Hedge Strategies
–	Guggenheim VT Long Short Equity
•	T. Rowe Price Equity Series, Inc.
–	T. Rowe Price Health Sciences Portfolio II
•	The Universal Institutional Funds, Inc.
–	UIF Emerging Markets Equity Portfolio – Class II
•	Value Line Funds Variable Trust
–	Value Line VIP Equity Advantage Fund
•	Van Eck VIP Trust
–	Van Eck VIP Global Hard Assets Service Class
•	Virtus Variable Insurance Trust
–	Virtus Real Estate Securities Series

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 (regular mail) or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 (overnight mail), or by calling 1-800-221-3253. Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2015, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

The variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the Statement of Additional Information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments. This is the annuity period. The amount of the annuity payments will depend on the amount of accumulation value annuitized, annuity rates, annuity option selected and, for non-qualified contracts, gender of the annuitant.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 25 of the available variable investment options.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 30 investment divisions, corresponding to 30 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen.

The total value of your contract’s investment in the investment divisions is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units. The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no earlier than the first contract anniversary (without GIAC’s prior consent) and no later than the contract anniversary immediately following the annuitant’s 100th birthday. Gains under the contract are taxable at distribution, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select only one of the available annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments for 10 year period certain

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the variable investment options. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers among the variable investment options.

Death benefits

If you should die before annuity payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural person, then the death of the annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase or elect other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are charges for some of these riders. You should contact your registered representative for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest contract

SUMMARY	PROSPECTUS	1

anniversary value death benefit. The return of premium and return of premium plus death benefit rider may in certain circumstances increase the death benefit payable upon the owner’s death if your adjusted premium payments exceed your contract earnings. Finally, the deferred income annuity payout option rider can provide you with a stream of income payments that will start at a date in the future that you select. Before taking advantage of this rider, you should consider your liquidity needs because amounts that you transfer to the deferred income annuity payout option rider cannot be withdrawn or surrendered; those amounts are accessible only through the future stream of fixed income payments created by transfers to the rider. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of your accumulation value is a withdrawal. Surrenders and withdrawals may be subject to any applicable contract fee, premium taxes, state taxes, penalty taxes, and federal income tax and/or federal income tax withholding. Once annuity payments begin, surrenders and withdrawals are not available. Please see The accumulation period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently, range from 0.50% to 4.70% on a gross basis but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Contract charges

We apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 0.60% of the accumulation value in the variable investment options.

The following are expenses that you may incur as a contract owner:

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your accumulation value in the variable investment options.

•	Return of premium death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your accumulation value in the variable investment options.

•	Return of premium plus death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.30% of your accumulation value in the variable investment options.

•	Combination of death benefit riders expense

You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you do, then we will assess one combined daily charge at an annual rate of 0.35% of your accumulation value in the variable investment options.

•	Premium taxes

These charges for taxes on premiums or annuity purchase payments are applicable only in some states and municipalities and currently range from 0.50% up to 3.5% of premium payments made to the contract or accumulation value used to purchase an annuity option, depending on state requirements.

This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

2	PROSPECTUS	SUMMARY

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 10 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms may vary depending on where you live. Please check your contract carefully for specific terms and conditions.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the contract, the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying variable investment options. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer accumulation value among the variable investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Surrender Charge:	None

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract accumulation value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

4	PROSPECTUS	EXPENSE TABLES

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB = Highest Anniversary Value Death Benefit Rider	ROPDB Plus = Return of Premium Death Benefit Plus Rider
ROPDB Basic = Return of Premium Death Benefit Basic Rider

	Basic contract (with no benefit riders)	Contract with HAVDB	Contract with ROPDB Basic	Contract with ROPDB Plus	Contract with HAVDB and ROPDB Plus
Contract Charge	0.60%	0.60%	0.60%	0.60%	0.60%
Other Separate Account Fees
Charges for Optional Additional Riders
– HAVDB	0.00%	0.30%	0.00%	0.00%	0.00%
– ROPDB Basic	0.00%	0.00%	0.25%	0.00%	0.00%
– ROPDB Plus	0.00%	0.00%	0.00%	0.30%	0.00%
– Combined HAVDB & ROPDB Plus	0.00%	0.00%	0.00%	0.00%	0.35%
Subtotal Other Separate Account Fees	0.00%	0.30%	0.25%	0.30%	0.35%
Total Separate Account Level Annual Expenses	0.60%	0.90%	0.85%	0.90%	0.95%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.50%	4.70%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2014 for all underlying mutual funds. Newer underlying mutual funds may have higher expense ratios partly due to smaller initial asset bases. It is important for contractowners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher or lower than the expense information presented.

The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.48% and 2.53%, respectively. These numbers reflect the minimum and maximum charges after voluntary waivers that be terminated at any time by the fund’s investment advisor. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contractowner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 0.60% of the accumulation value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a basic contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Plus Death Benefit Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (4.70%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Plus Death Benefit riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$593	$1,763	$2,911	$5,690
Minimum:	$152	$473	$816	$1,784
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$593	$1,763	$2,911	$5,690
Minimum:	$152	$473	$816	$1,784

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.53%) and net minimum (0.48%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$365	$1,111	$1,877	$3,883
Minimum:	$150	$466	$805	$1,761
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$365	$1,111	$1,877	$3,883
Minimum:	$150	$466	$805	$1,761

6	PROSPECTUS	EXPENSE TABLES

Example 2 shows a basic contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (4.70%) and minimum (0.50%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$557	$1,660	$2,751	$5,426
Minimum:	$116	$360	$624	$1,377
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$557	$1,660	$2,751	$5,426
Minimum:	$116	$360	$624	$1,377

** Basic Contract without any riders and net maximum (2.53%) and net minimum (0.48%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$329	$1,003	$1,701	$3,552
Minimum:	$113	$354	$613	$1,353
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$329	$1,003	$1,701	$3,552
Minimum:	$113	$354	$613	$1,353

These Examples do not reflect transfer charges or premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $15.6 billion as of December 31, 2014. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2014, Guardian Life had total admitted assets (Statutory basis) in excess of $45.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the annuitant is over 90 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay surrender charges and taxes, including a possible penalty tax, on your old contract. Your new contract may have higher (or lower) charges and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $50,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an owner of the contract who is a natural person to exceed $6,000,000.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premiums to your contract on the same day we receive them, provided we receive them in good order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a valuation date).

If the New York Stock Exchange closes before its regular closing time, we will normally credit a premium payment received after that close on the next valuation date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use net premiums to purchase accumulation units in the variable investment options you have chosen, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the price calculated on the valuation date that we receive and accept your payment. The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 25 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of

Accumulation units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the variable investment options. The Separate Account has 30 investment divisions, corresponding to the 30 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as annuity payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of

12	PROSPECTUS	ACCUMULATION PERIOD

any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of net premiums or transfers of accumulation value, or both, with respect to some or all contracts.

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the available variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

ACCUMULATION PERIOD	PROSPECTUS	13

The Funds have different investment objectives which influence their risk and return. These objectives affect the potential risks and outcome for each Fund, and there is no guarantee that a Fund will be able to meet its investment objectives fully. The table below summarizes their main characteristics.

Variable investment option	Investment objectives	Typical investments
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously known as AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))	To maximize total return consistent with the Adviser’s determination of reasonable risk

Invests in a globally diversified portfolio of equity and debt securities, including exchange-traded funds, ETFs and derivatives. From a neutral weighting of 60% equities and 40% debt, the Portfolio team makes tactical asset-allocation changes – equity exposure can range from 0% to 80%. The Portfolio is expected to be diversified across industries, sectors, market capitalizations and countries, choosing securities from market indices in seeking to track their performance before fees and expenses. Investments in fixed-income securities are expected to be diversified across government, corporate and inflation-protected securities as well as a broad range of maturities and credit qualities. The Portfolio may invest in U.S., non-U.S. and emerging-market issuers, and may hedge some or all of the resulting currency exposure – or decide not to hedge.

ALPS/Alerian Energy Infrastructure Portfolio Class III	Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index	Will invest at least 90% of its net assets in securities that comprise of the Alerian Energy Infrastructure Index (the “Index”). The Index is intended to give investors a means of tracking overall performance of the North American Energy Infrastructure sector. The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, primarily consisting of common stock, but also including, among others, Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates and Canadian pipeline trusts and their successor companies.
ALPS/Red Rocks Listed Private Equity Portfolio	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	Will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

14	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
American Century VP Inflation Protection Fund Class II	Long-term total return	The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, the fund will invest over 50% of its assets in inflation-adjusted debt securities.
Deutsche Alternative Asset Allocation VIP (Class B) (previously known as DWS Alternative Asset Allocation VIP Class B)	The fund seeks capital appreciation.

The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such Deutsche fund could invest. The fund may also invest in securities of unaffiliated mutual funds or ETFs to gain a desired economic exposure to a particular asset category that is not available through a Deutsche fund (Deutsche funds and unaffiliated mutual funds and ETFs are collectively referred to as “underlying funds”). The fund’s allocations among direct investments and other Deutsche funds may vary over time. In addition to the fund’s main investment strategy, portfolio management seeks to enhance returns by employing the currency and interest rate overlay strategies. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, long/short, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets, high-yield and other alternative strategies. Deutsche Investment Management Americas Inc. is the investment advisor for the fund. RREEF America L.L.C. is the subadvisor for the fund.

ACCUMULATION PERIOD	PROSPECTUS	15

Variable investment option	Investment objectives	Typical investments
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes has above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.
Fidelity VIP Money Market Portfolio	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Money Market Portfolio’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to “Government Money Market Portfolio.” If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015. Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

16	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Franklin Growth & Income VIP Fund (Class 2 Shares)	Seeks capital appreciation with current income as a secondary goal.	Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.
Guggenheim VT Multi-Hedge Strategies	Seeks long-term capital appreciation with less risk than traditional equity funds.

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics.

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Guggenheim VT Long Short Equity	Seeks long-term capital appreciation.

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.

ACCUMULATION PERIOD	PROSPECTUS	17

Variable investment option	Investment objectives	Typical investments
Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices	The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance.
Ivy Funds VIP Global Bond	To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Funds VIP Global Bond seeks to achieve its objectives by investing, during normal market conditions, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets. The Portfolio may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity. Under normal circumstances, the Portfolio invests at least 40% (or, if Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States). Although the Portfolio invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio will only invest in non-investment grade securities if WRIMCO deems the risks to be consistent with the Portfolio’s objectives. The Portfolio also may invest

18	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Ivy Funds VIP Global Bond (continued)		in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.
Ivy Funds VIP High Income	To seek to provide total return through a combination of high current income and capital appreciation.	Ivy Funds VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies. The Portfolio may invest significantly in restricted securities that have not been registered for sale under the Securities Act of 1933 that are determined to be liquid in accordance with procedures adopted by the Trust’s Board of Trustees. The Portfolio may also invest in private placement securities. WRIMCO may look at a number of

ACCUMULATION PERIOD	PROSPECTUS	19

Variable investment option	Investment objectives	Typical investments
Ivy Funds VIP High Income (continued)		factors in selecting securities for the Portfolio, including the economic environment, interest rate trends and industry fundamentals as well as analysis of the company’s fundamentals, including: financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving debt to cash ratios, potential to improve credit standing and a strong, defensible market position.
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.
Janus Aspen Global Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.

20	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Services Shares)	Total Return	The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts.
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II) (previously known as Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II))	The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.
Mariner Managed Futures Strategy Portfolio (Class II)	The Portfolio seeks income and capital appreciation.	Short term fixed Income and Managed Futures (see annual Report)
The Merger Fund VL

The Fund’s investment objective of achieving capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the Fund’s other investment policies are not fundamental and may be changed without obtaining approval by the Fund’s shareholders. There is no guarantee that the Fund will achieve its investment objective. Under normal market conditions, the Fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such

The team will choose securities they believe offer the best risk/reward within the strategy guidelines. As a result, portfolio weightings by security category will vary. The Fund uses the following instruments:

• Exchange Listed Equities

• Exchange Traded Funds

• Listed Options

• OTC Options

• Equity underlying Total Return Swaps

• Currencies

• Currency Forward Sales

• Corporate Bonds

• Convertible Bonds

ACCUMULATION PERIOD	PROSPECTUS	21

Variable investment option	Investment objectives	Typical investments
The Merger Fund VL (continued)	transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets. In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.
MFS® International Value Portfolio (Service Class)	Seeks capital appreciation	Normally invests primarily in foreign equity securities, including emerging market equity securities. Focuses on investing in the stocks of companies MFS believes are undervalued compared to their perceived worth (value companies). The fund may invest in companies of any size.

22	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
UIF Emerging Markets Equity Portfolio (Class II)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	The global strategists of the Adviser and its Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/ or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects.
Oppenheimer International Growth Fund/VA (Service Class)	The Fund seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.
PIMCO Global Multi-Asset Managed Volatility Portfolio (Advisor Class)	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility.	The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its total assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds). The Portfolio may invest up to 5% of its total assets in real estate investment trusts. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 5% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity

ACCUMULATION PERIOD	PROSPECTUS	23

Variable investment option	Investment objectives	Typical investments
PIMCO Global Multi-Asset Managed Volatility Portfolio (Advisor Class) (continued)		RealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commoditylinked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Portfolio may invest up to 10% of its total assets in equity securities that are economically tied to emerging market countries. The Portfolio’s combined investments in equity securities tied to emerging markets countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its total assets. The Portfolio may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The average portfolio duration of this Portfolio normally varies from 0-6 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 30% of its total assets in Fixed Income Instruments denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

24	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
PIMCO Unconstrained Bond Portfolio (Advisor Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management

Under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio will not be constrained by management against an index. The average portfolio duration of this Portfolio will normally vary from (negative) 3 years to positive 8 years based on PIMCO’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Portfolio may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Pioneer Bond VCT Portfolio (Class II)	Current Income	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.

ACCUMULATION PERIOD	PROSPECTUS	25

Variable investment option	Investment objectives	Typical investments
Putnam VT Absolute Return 500 Fund IB	Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.	The fund is designed to pursue a consistent absolute return by combining two independent investment strategies – a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.
Putnam VT Small Cap Value Fund IB	Capital appreciation	We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in small companies of a size similar to those in the Russell 2000 Value Index.
T. Rowe Price Health Sciences Portfolio (Class II)	Fund seeks long term capital appreciation	Fund investments may be made in any type of security or instrument whose investment characteristics are consistent with its investment program.

26	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment objectives	Typical investments
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs.
Van Eck VIP Global Hard Assets Fund	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Under normal conditions, the Fund invests at least 80% of its net assets in securities of “hard assets” companies and instruments that derive their value from “hard assets”. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.
Virtus Real Estate Securities Series	The fund has investment objectives of capital appreciation and income with approximately equal emphasis.	The fund offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market. Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

ACCUMULATION PERIOD	PROSPECTUS	27

Currently all investment advisors (or their affiliates), except Monte Capital Group LLC, pay us compensation every year for administration or other expenses. This compensation ranges from 0.05% to 0.40% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Rydex Variable Trust and Merger Fund VL. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.50%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

The Funds’ investment advisors and their principal business addresses are shown in the table below.

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
AllianceBernstein VPS Dynamic Asset Allocation Portfolio	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
ALPS/Alerian Energy Infrastructure Portfolio	ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
American Century VP Mid Cap Value Fund American Century VP Inflation Protection Fund	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
Deutsche Alternative Asset Allocation VIP	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	RREEF America L.L.C. 875 North Michigan Avenue Suite 4100 Chicago, IL 60611
Fidelity VIP Growth Opportunities Portfolio Fidelity VIP Money Market Portfolio

Fidelity Management & Research Company and its affiliates

82 Devonshire Street

Boston, Massachusetts 02109

Fidelity Management & Research Company and its affiliates

245 Summer Street

Boston, Massachusetts 02210

Franklin Growth & Income VIP Fund	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403
Guggenheim VT Multi-Hedge Strategies Guggenheim VT Long Short Equity	Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, MD 20850
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

28	PROSPECTUS	ACCUMULATION PERIOD

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
Ivy Funds VIP Global Bond Ivy Funds VIP High Income	Waddell & Reed Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Janus Aspen Enterprise Portfolio Janus Aspen Global Research Portfolio	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
ClearBridge Variable Small Cap Growth Portfolio	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Investments, LLC 620 8th Avenue New York, NY 10018
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	QS Legg Mason Global Asset Allocation, LLC 880 Third Avenue New York, NY 10018
Mariner Managed Futures Strategy Portfolio	Monte Capital Group LLC 11 Broadway Suite 766 New York, NY 10004
The Merger Fund VL	Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595
MFS® International Value Portfolio	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
UIF Emerging Markets Equity Portfolio	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London E14 4QA, England and Morgan Stanley Investment Management Company 23 Church Street 16-01 Capital Square, Singapore
Oppenheimer International Growth Fund/VA	Oppenheimer Funds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008
PIMCO Global Multi-Asset Managed Volatility Portfolio PIMCO Unconstrained Bond Portfolio	PIMCO 650 Newport Center Drive Newport Beach, California 92660
Pioneer Bond VCT Portfolio	Pioneer Investment Management, Inc. 60 State Street Boston, Massachusetts 02109

ACCUMULATION PERIOD	PROSPECTUS	29

Variable investment option	Investment advisor and principal business address	Subadvisor and principal business address
Putnam VT Absolute Return 500 Fund	Putnam Investment Management LLC. One Post Office Square Boston MA 02109	Putnam Advisory Company, LLC One Post Office Square Boston MA 02109
Putnam VT Small Cap Value Fund	Putnam Investment Management LLC. One Post Office Square Boston MA 02109	Putnam Investments Limited Cassini House 57–59 St James’s Street London, England, SW1A 1LD
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD, 21202
Value Line VIP Equity Advantage Fund	EULAV Asset Management 7 Times Square 21st Floor New York, New York 10036
Van Eck VIP Global Hard Assets Fund	Van Eck Associates Corporation 335 Madison Avenue New York, NY 10017
Virtus Real Estate Securities Series	Virtus Investment Partners 100 Pearl Street Hartford, CT 06103	Duff & Phelps Investment Management Co 200 S. Wacker Drive Suite 500 Chicago, IL 60606

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

30	PROSPECTUS	ACCUMULATION PERIOD

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:

•	You are limited to 15 transfers per year;

•	You are limited to no more than 5 transfers within a quarter;

•	You are limited to no more than 3 transfers within a month;

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received transfer instructions from you, in good order, at our Customer Service Office.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or

Transfers

You can only transfer money among variable investment options up to 30 days before the date annuity payments begin.

When you buy a contract, please note:

•	You can choose up to 25 of the available variable investment options at any one time.

•	There are no initial sales charges on the premium payments.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•

You can arrange to transfer your investments among the variable investment options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office. Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

ACCUMULATION PERIOD	PROSPECTUS	31

electronic instructions in good order at our Customer Service Office. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contract owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contract owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contract owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contract owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset

32	PROSPECTUS	ACCUMULATION PERIOD

allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contract owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contract owners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable Fund.

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

ACCUMULATION PERIOD	PROSPECTUS	33

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract owners should be aware that we may not have the contractual obligation or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

34	PROSPECTUS	ACCUMULATION PERIOD

SURRENDERS AND WITHDRAWALS

During the accumulation period and while all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the accumulation period. That is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date annuity payments begin.

DIA transfers under the Deferred Income Annuity (DIA) Payout Option rider will be treated as withdrawals under the basic contract. DIA transfers are not subject to federal or state income taxes; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the accumulation value of the basic contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	Net Return of 0%

•	A $15,000 DIA transfer is made on January 15, 2015

•	The DIA Commencement Date is January 15, 2023

•	The present value of future payments as of the DIA Commencement Date is $18,228.

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

ACCUMULATION PERIOD	PROSPECTUS	35

Event	Accumulation Value	Cost Basis Allocated to basic contract	Cost Basis Allocated to DIA rider
Contract Issue	$100,000	$100,000	$0
Second Contract Anniversary	$100,000	$100,000	$0
DIA Transfer
Values on January 15, 2015 prior to DIA Transfer	$100,000	$100,000	$0
Values on January 16, 2015 immediately after the DIA Transfer	$85,000	$100,000	$0
Values on January 15, 2023 upon DIA payment commencement	$85,000	$82,342	$17,658*
*	Note: The cost basis allocated to the DIA rider is equal to the cost basis ratio multiplied by the cost basis ($100,000). The cost basis ratio is equal to the present value of future payments as of the DIA commencement date divided by the sum of the present value of future payments and accumulation value as of the DIA commencement date (18,228 / ($18,228 + $85,000) x $100,000 = $17,658). The DIA payment amount used in this example to determine the cost basis is hypothetical.

Your request for surrenders and withdrawals must be received in good order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges and premium taxes from the proceeds of a surrender. In the case of a withdrawal, we will redeem additional units to cover any applicable charges unless you instruct us to do otherwise. See Financial information: Contract costs and expenses. To effect your request, we will redeem accumulation units attributable to the variable investment options on a pro-rata basis unless you instruct us differently.

A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the accumulation value is less than $2000 after the withdrawal then GIAC reserves the right to terminate the contract.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your accumulation value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in good order at our Customer Service Office before the end of a valuation date, then we will process your request based on accumulation unit values determined at the end of that valuation date. If we receive your surrender or withdrawal request in good order at our Customer Service Office at or after the end of a valuation date or on a day that is not a valuation date, then we will process your request based on accumulation unit values determined at the end of the next valuation date. We will send you

36	PROSPECTUS	ACCUMULATION PERIOD

your payment within seven days of receiving a request from you in good order at our Customer Service Office. Please see The accumulation period: Payments.

The contract owner may authorize regular withdrawals for the payment of their investment advisor fee. Pursuant to an Advisory Services Agreement, we will withdrawal from the accumulation value the registered investment advisor’s fee.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Inactive Contracts

Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the owner the accumulation value under the basic contract in one sum, if, before the annuity commencement date:

•	no premium payments are made for 2 consecutive years;

•	the accumulation value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your accumulation value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges and premium taxes. Please see Financial information: Federal tax matters.

If the accumulation value of the basic contract is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract owner. If the accumulation value is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s annuity commencement date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated beneficiary(ies) current.

Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

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Programs to build

your annuity

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Forms and Reports

In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures, regarding liquidity and product choice.

We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.

We will also send you quarterly, annual and anniversary statements that will provide you with much of this information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report to that address, unless you instruct us otherwise. Similarly, if several members of the same household each own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

You may receive additional copies by calling or writing our Customer Service Office.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.

Dollar Cost Averaging

This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

Fixed Dollar Cost Averaging Program

Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial net premium, and any subsequent net premiums received prior to the third monthly contract anniversary, must be allocated to the Fixed DCA Account. On each of the first three monthly contract anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the variable investment options in accordance with your allocation instructions then in effect. If a monthly contract anniversary is not also a valuation date, the transfer will occur on the next following valuation date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

38	PROSPECTUS	ACCUMULATION PERIOD

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest net premium and any interest attributable to that net premium.

We guarantee that the net premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the net premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated valuation date may be credited with a different rate of interest than the rate previously credited to net premiums allocated to the DCA Account on any other valuation date.

Fixed DCA will terminate on the earliest of

•	the valuation date that all amounts have been transferred out of the Fixed DCA Account;

•	the annuity commencement date;

•	the date a transfer or change in allocation instructions under the basic contract is received at our Customer Service Office;

•	the date the basic contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

ACCUMULATION PERIOD	PROSPECTUS	39

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your accumulation value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alerts at any time, at its discretion. GIAC does not currently charge a fee for Automated Alerts. However, we reserve the right to limit the frequency of Automated Alerts or to impose a charge for Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable; or

•	the Securities and Exchange Commission by order so permits for the protection of security holders.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first contract anniversary (without GIAC’s prior consent) or later than the contract anniversary immediately following the annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your annuity payments will be processed on the first business day of the following month. Once annuity payments begin, you may not change: the annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the annuitant at the birthday nearest the date annuity payments are to begin, and

•	the annuity payout option you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the annuity payments.

The number and amount of your annuity payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.
•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any annuity payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving owner or joint owner; if none, then

•	any surviving primary beneficiary; and, if none, then

ANNUITY PERIOD	PROSPECTUS	41

•	any surviving contingent beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining annuity payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have annuity payments made under payout options that are available under the contract; we will make annuity payments to you if the annuitant is living and the contract is in force on the annuity commencement date. You can make your choice of annuity payout option at any time before your annuity payments begin. If no election is made as of the annuity commencement date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.

Before the annuity commencement date, the owner(s) may elect to restrict certain rights any beneficiary may have under the contract in the event that the contract owner and/or annuitant dies while there are guaranteed annuity payments still outstanding. If you choose this election, the beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining annuity payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contract owner and/or annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in good order and in a form satisfactory to us, before the annuity commencement date. Once elected, only the contract owner on record as of the annuity commencement date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of accumulation value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the annuity commencement date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed

42	PROSPECTUS	ANNUITY PERIOD

minimum number of fixed payments nor a provision for a death benefit for beneficiaries. Payments stop when the annuitant dies. Therefore, if the annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of the annuitant. Upon the annuitant’s death, we will pay the balance of the annuity payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the annuitant or joint annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the annuity commencement date, and cannot exceed the life expectancy of either annuitant.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

Fixed-rate annuity payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-6 10-Year Guaranteed Period

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OTHER CONTRACT FEATURES

Death benefits

We will pay a death benefit upon receipt of due proof of death of any owner. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

Death of an Owner before the annuity commencement date

We will pay a death benefit upon receipt, in good order at our Customer Service Office, of due proof of the death of any owner before the annuity commencement date. If the owner is a non-natural owner, the death of the annuitant will be treated as the death of an owner for purposes of determining whether a death benefit is payable.

The death benefit is payable first to:

•	any surviving owner or joint owner, if none, then

•	any surviving primary beneficiary, if none, then,

•	any surviving contingent beneficiary, if none then

•	to the owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive due proof of death in good order at our Customer Service Office; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive due proof of death in good order at our Customer Service Office before the end of a valuation date, we will calculate the death benefit based on the accumulation value determined at the end of that valuation date. If we receive due proof of death in good order at our Customer Service Office at or after the end of a valuation date (or on a day other than a valuation date), then we will calculate the death benefit based on the accumulation value determined at the end of the next valuation date. We will pay the death benefit to the appropriate beneficiary or beneficiaries (or surviving joint owner(s), if applicable) after we receive due proof of death in good order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the accumulation value as of the end of the valuation date on which we receive due proof of death in good order, less any premium taxes, or

•	the amount of any death benefit provided by an enhanced death benefit rider.

Multiple Beneficiaries. If there is more than one beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in good order from that beneficiary. Proceeds for those beneficiaries who have not provided settlement instructions in good order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such

44	PROSPECTUS	OTHER CONTRACT FEATURES

instructions. Therefore, each beneficiary may receive a different amount, even when all beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds: We generally will pay the death benefit in a lump sum. A beneficiary (or surviving joint owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the beneficiary or surviving joint owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive annuity payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Customer Service Office at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

If, on the valuation date that we calculate the death benefit, we also receive settlement instructions for at least one beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in good order from all beneficiaries, any death benefit amount exceeding the accumulation value that is not distributed to the beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the beneficiaries as death proceeds on such valuation date will be allocated among the variable investment options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from beneficiaries.

You may designate that a beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in good order. Upon your death, the beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving owner or joint owner, if none then

OTHER CONTRACT FEATURES	PROSPECTUS	45

•	any surviving primary beneficiary, if none then

•	any surviving contingent beneficiary, if none then

•	the owner’s estate.

Upon the death of an annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A non-spousal beneficiary (or any surviving joint owner) that is entitled to a death benefit has the right to elect another beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the annuity commencement date

If any owner dies on or after the annuity commencement date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest: is payable to, or for the benefit of, any new contract owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

•

If your spouse is the only primary beneficiary (or the sole surviving joint owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a beneficiary is not a natural person, the beneficiary must elect that the entire death benefit be distributed within five years of your death.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: an owner dies before the annuity commencement date; the deceased owner’s spouse, is the sole surviving joint owner or the sole surviving primary beneficiary (or, in the case of joint owners, the surviving spouses are the only concurrent beneficiaries, or the surviving spouse is the designated beneficiary) on the date of such owner’s death.

46	PROSPECTUS	OTHER CONTRACT FEATURES

If the sole beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If the beneficiary elects this option, the beneficiary may become the owner and annuitant of the contract and must designate a new beneficiary. This will give the beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Although partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of election of spousal continuation by the 90th day after we receive due proof of death (of the owner) in good order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the accumulation value to the investment options under the contract in accordance with your allocation instructions at that time. If applicable, the surviving spouse will become the new owner and will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value as of the end of the valuation date we received, in good order at our Customer Service Office, due proof of death of the surviving spouse.

If the annuitant is changed under spousal continuation, then the annuity commencement date will be the new annuitant’s 100th birthday, unless an earlier date is otherwise elected by the owner.

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ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of any owner (or, in the event of a non-natural owner, the annuitant), and a surviving spouse that continues the basic contract in accordance with the spousal continuation provision, who is under age 76. This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the basic contract); or

•	the highest anniversary value enhanced death benefit, less any premium taxes as of the end of the valuation date on which we receive due proof of death in good order.

We must receive proof of death in good order at our Customer Service Office that the death occurred before the annuity commencement date for a benefit to be payable.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older owner’s 80th birthday (or the annuitant’s 80th birthday if there is a non-natural owner), the HAVDB will equal the greater of the current HAVDB or the accumulation value of the basic contract on that contract anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the basic contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal by the accumulation value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be distributed in the same manner as the death benefit under the basic contract. We deduct a daily charge for this rider based on an annual rate of 0.30% of the accumulation value of your variable investment options.

If there is a change of owner (or, if the owner is a non-natural person, a change in annuitant) under the terms of the basic contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the accumulation value on the valuation date that the

48	PROSPECTUS	OTHER CONTRACT FEATURES

change in owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the basic contract under spousal continuation, and the HAVDB that would have been paid under the basic contract upon the owner’s death exceeds the accumulation value at the time of the owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the basic contract. If the HAVDB that would have been paid is less than the accumulation value at the time of the owner’s death, then we will increase the HAVDB to equal the accumulation value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all owners under the contract must be under age 76. If the owner is a non-natural person, then the annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the basic contract under the spousal continuation provisions of the basic contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

If upon the death of the surviving spouse the HAVDB exceeds the accumulation value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the accumulation value on the applicable valuation date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The beneficiaries may not continue this rider and this rider will terminate.

This rider terminates on the earliest of the following:

•	the date that a death benefit is paid under a death benefit rider or under the basic contract, if the basic contract is not continued by an eligible spouse;

•	the date that a death benefit is paid under this rider or under the basic contract upon death of the surviving spouse who has continued the basic contract and this rider;

•	the date the accumulation value under the basic contract equals zero;

•	the annuity commencement date; or

•	upon a change in owner (or, if owner is a non-natural person, a change in annuitant), including spousal continuation, and the new owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for information about the availability of this enhanced death benefit rider under your contract.

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Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.

RETURN OF PREMIUM DEATH BENEFIT (ROPDB) RIDER

This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the basic contract. You may elect one of two options, the return of premium death benefit rider basic (ROPDB Basic) or return of premium death benefit Plus (ROPDB Plus).

The ROPDB will be payable if on the Valuation Date a death benefit under the basic contract is calculated, the ROPDB is greater than the death benefit provided by the basic contract or any other death benefit rider that may be attached to the basic contract.

ROPDB Basic

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective, even if the accumulation value is lower than the ROPDB Basic death benefit on that Valuation Date.

Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:

•	The dollar amount of the withdrawal, or

•

The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal and (b) is the accumulation value immediately before the withdrawal.

We deduct a daily charge for this rider based on an annual rate of 0.25% of the accumulation value of your variable investment options.

ROPDB Plus

If you have elected the ROPDB Plus death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Plus death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in good order at our Customer Service Office. We will decrease the ROPDB Plus death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Plus to the accumulation value on the Valuation Date that a change in owner, or in the event of a non-natural owner, a change in the annuitant, is effective,

50	PROSPECTUS	OTHER CONTRACT FEATURES

even if the accumulation value is lower than the ROPDB Plus death benefit on that Valuation Date. On each contract anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account on the day immediately prior to the contract anniversary.

On each contract anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account. Amounts will be transferred from the ROPDB Plus Interest Account on the day prior to the contract anniversary so that on the contract anniversary the amount in the ROPDB Plus Interest Account will be zero.

On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Daily Plus Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equalling 0.00008219) . In addition, we will decrease the ROPDB Interest Account by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.

Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

•	The dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account; or

•	The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the accumulation value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.

We deduct a daily charge for this rider based on an annual rate of 0.30% of the accumulation value of your variable investment options.

Termination

This rider terminates on the earliest of the following:

•	the date a death benefit is paid under a death benefit rider or under the basic contract upon proof of death in good order; or

•	the date the accumulation value under the basic contract equals zero; or

•	the basic contract’s annuity commencement date.

Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.

ROPDB Plus Basis

The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the basic contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the basic contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:

•	The accumulation value immediately after the withdrawal; or

•	The total premiums paid under the basic contract less the total amount of withdrawals.

On each contract anniversary, the ROPDB Plus Basis will be reset to the accumulation value in effect on that contract anniversary.

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DIA Commencement Date – This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the annuitant’s age 85 (age 70 1/2 if the basic contract is subject to required minimum distribution rules established under the Internal Revenue Code).

The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for more information about the availability of this enhanced death benefit rider under your contract.

Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.

This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. We deduct a daily charge for this combination of riders based on an annual rate of 0.35% of the accumulation value of your variable investment options.

DEFERRED INCOME ANNUITY PAYOUT OPTION RIDER (also referred to as SecureFuture income rider)

When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if owner/annuitant is age 80 or under for a non-qualified contract or owner/annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider it must be elected at the time of application. This rider allows you to transfer all or a portion of your accumulation value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any accumulation value to the DIA rider until the second contract anniversary.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the rider under your contract.

The DIA rider is designed to provide you with a long term strategy for creating a future stream of income annuity payments guaranteed to last for your lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of annuity payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The basic contract provides the potential to benefit from possible market gains by allocating net premium to an array of variable investment options, which gains can be transferred to the DIA rider to increase your future stream of annuity payments. You bear the risk of investment losses in the variable investment options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.

52	PROSPECTUS	OTHER CONTRACT FEATURES

Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.

DIA Transfers

We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase payments below $1,000. Total DIA transfers made in the contract year in which the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning 12 months prior to the DIA commencement date. The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.

You may only make DIA transfers for a non-qualified contract if owner/annuitant is age 83 or younger; for a qualified contract if owner/annuitant is age 68 or younger; and if choosing a life only DIA Payout option if owner/annuitant is age 70 or younger.

We will not accept any DIA transfer requests if the annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:

• the age of the annuitant at the time the DIA transfer request is received at our Customer Service Office in good order;

• the DIA commencement date;

• the DIA payout option chosen;

• for non-qualified contracts, the sex of the annuitant; and

• the current interest rate environment.

It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with

OTHER CONTRACT FEATURES	PROSPECTUS	53

your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer you will receive a confirmation of the current DIA transfer, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers to date.

You may request to cancel the DIA transfer. Notice of such request must be received at our Customer Service Office in good order no later than the 10th day after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the basic contract in the same proportion as the current accumulation value. If there is no accumulation value at the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the accumulation value immediately prior to the last DIA transfer. Any death benefit provided by the basic contract or any other death benefit rider that may be attached to the basic contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.

After the initial DIA transfer, you may not change the annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider.

You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.

Effect of DIA Transfers on Basic Contract

All DIA transfers will be treated as withdrawals under the basic contract.

DIA transfers will be treated as withdrawals under the basic contract. Neither federal nor state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the accumulation value of the basic contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	Net Return of 0%

•	A $15,000 DIA transfer is made on January 15, 2015

•	The DIA Commencement Date is January 15, 2023

•	The present value of the future payments as of the DIA Commencement Date is $18,228.

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Event	Accumulation Value	Cost Basis Allocated to basic contract	Cost Basis Allocated to DIA rider
Contract Issue	$100,000	$100,000	$0
Second Contract Anniversary	$100,000	$100,000	$0
DIA Transfer
Values on January 15, 2015 prior to DIA Transfer	$100,000	$100,000	$0
Values on January 16, 2015 immediately after the DIA Transfer	$85,000	$100,000	$0
Values on January 15, 2023 upon DIA payment commencement	$85,000	$82,342	$17,658*

*	Note: The cost basis allocated to the DIA rider is equal to the cost basis ratio multiplied by the cost basis ($100,000). The cost basis ratio is equal to the present value of future payments as of the DIA commencement date divided by the sum of the present value of future payments and accumulation value as of the DIA commencement date (18,228 / ($18,228 + $85,000) x $100,000 = $17,658). The DIA payment amount used in this example to determine the cost basis is hypothetical.

DIA Payment Options

You may elect to receive DIA payments based on one of the following options.

Life Annuity without Guaranteed Period

We will make DIA payments during the lifetime of the annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period

We will make DIA payments during the lifetime of the annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the annuitant’s age on the DIA commencement date. For qualified contracts, the guaranteed period cannot exceed the annuitant’s life expectancy as determined under the Internal Revenue Code. If the annuitant dies before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the owner, unless the owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.

Life Annuity with Refund Certain

We will make DIA payments during the lifetime of the annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the owner elects to continue to receive the remaining DIA payments.

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Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.

Payment Acceleration Feature

For DIA payment options other than Life Annuity without Guaranteed Period and when the basic contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:

•	the DIA rider is in effect and payments thereunder have begun;

•	the request is made after the DIA commencement date;

•	The owner is at least age 59 1/2; and

•	the frequency of DIA payments is monthly.

•	there are at least six months of payments remaining in any guaranteed or refund certain period.

The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Customer Service Office in good order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.

We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.

Changing the DIA Commencement Date

Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within 12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Customer Service Office in good order no later than 14 days prior to the new DIA commencement date.

If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

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When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.

The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.

Effect of Death of Owner or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Code, as amended from time to time, for qualified contracts.

Death before the DIA Commencement Date

If the contract owner (or annuitant, if the owner is a trust or other non-natural person) dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the owner’s death will be added to the death benefit payable under the basic contract and the DIA rider will terminate. If the annuitant named under the DIA rider, who is not also the owner, dies prior to the DIA commencement date, no death benefit is payable under the basic contract, any amounts transferred to the DIA rider will be added to the accumulation value of the contract and the DIA rider will terminate.

Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the accumulation value of the basic contract is zero, the death benefit will be paid to any beneficiaries in a lump sum.

Death after the DIA Commencement Date

If the annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.

If an owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.

DIA death benefit prior to DIA commencement date: 100% of total amount of DIA transfers unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.

OTHER CONTRACT FEATURES	PROSPECTUS	57

DIA Payments

On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly, quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in good order at our Customer Service Office at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the owner is elected by the owner at the time of the initial DIA transfer, the owner is the sole DIA payee. The owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Customer Service Office in good order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Customer Service Office in good order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.

In either case, unless otherwise elected by the owner in a written notice received at our Customer Service Office in good order, the owner becomes the new DIA payee.

Inactive Contracts

If the accumulation value of the basic contract is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity but the DIA payout option has been funded and the rider is in force, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract owner. If the accumulation value is paid out to the contract owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.

Premium Tax

We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

58	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your accumulation value in the variable investment options, we multiply the number of accumulation units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.

The accumulation

value

of your contract

To determine the accumulation value of your contract, we multiply the number of accumulation units in each option by the current unit value for the option.

FINANCIAL INFORMATION	PROSPECTUS	59

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	contract charges

and the following charges may apply:

•	highest anniversary value death benefit rider charge

•	return of premium death benefit basic rider charge

•	return of premium death benefit plus rider charge

•	combination of return of premium death benefit plus and highest anniversary value death benefit rider charge

•	withdrawal charge

•	premium taxes

•	transfer charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Contract charges

We will deduct daily a portion of the assets allocated to variable investment options for administrative expenses and mortality expense risks. This results in a total annual charge of 0.60%.

Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

We are compensated for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.30% of your accumulation value in the variable investment options.

Return of premium death benefit basic rider expense

If you choose the return of premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your accumulation value in the variable investment options.

Return of premium death benefit plus rider expense

If you choose the return of premium plus death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.30% of your accumulation value in the variable investment options.

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Combination of highest anniversary value death benefit and return of premium death benefit plus rider charge

We will deduct daily a portion of the assets allocated to each variable investment option as a charge for this rider. This results in an annual rider charge of 0.35%.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when your accumulation value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your accumulation value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution. If an owner transfers a contract without adequate consideration to a person other than the owner’s spouse (or to a former

FINANCIAL INFORMATION	PROSPECTUS	61

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

spouse incident to divorce), the owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income unless one of several exceptions applies. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the owner names someone other than the owner as the payee under the contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. In addition, if the basic contract is issued with a deferred income annuity (DIA) payout option rider, there is some uncertainty regarding how withdrawals from the basic contract before the DIA commencement date should be treated for federal income tax purposes. In particular, it is not entirely clear whether amounts allocated under the basic contract to the DIA payout option rider remain part of the basic contract’s cash value for purposes of determining the taxable amount of any withdrawal from the

62	PROSPECTUS	FINANCIAL INFORMATION

basic contract prior to the DIA commencement date. GIAC currently intends to treat the cash value of the basic contract as not including such allocations to the DIA payout option rider for purposes of reporting amounts received as withdrawals under the basic contract, but given the uncertainty you should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider. In view of the uncertainty on these points, you should consult a tax adviser before purchasing a DIA payout option rider.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer or the joint lives (or life expectancies) of the taxpayer and a beneficiary.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where annuity payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payment option rider, GIAC believes these partial annuitization rules will

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	63

apply to determine the tax treatment of the DIA payments you receive. However, there is uncertainty whether these rules will apply in such circumstances and, if so, how they apply. You should consult your tax advisor about the treatment of any DIA payments.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as annuity payments.

If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the annuitant would cause a death benefit under the rider to be credited to the cash value of the basic contract even though no death benefit is payable under the basic contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the basic contract would be currently taxable. You should consult your tax adviser.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Treatment of certain charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable withdrawal occurs.

64	PROSPECTUS	FINANCIAL INFORMATION

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income and other factors.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are

FINANCIAL INFORMATION	PROSPECTUS	65

distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the accumulation value. The death benefit could be viewed as

66	PROSPECTUS	FINANCIAL INFORMATION

an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

FINANCIAL INFORMATION	PROSPECTUS	67

Federal Estate and generation-skipping transfer taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” (GST) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemption and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Final regulations had not been issued as of the date of this prospectus so these rules may change. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered

68	PROSPECTUS	FINANCIAL INFORMATION

grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance.

FINANCIAL INFORMATION	PROSPECTUS	69

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of investment divisions. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to pay death benefits and living benefits provided under the contract, not to the performance or safety of the variable investment options.

Further information about the performance of each investment division is contained in its respective annual report, which may be obtained from PAS free of charge.

70	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, with the exception of the electronic document delivery program, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	71

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other contract owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your accumulation value.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in good order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•	the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the variable investment options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the accumulation value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

72	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

GIAC does not pay commissions to these individuals or broker-dealer firms for the sale of contracts.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions or other forms of compensation described above.

The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	73

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before annuity payments begin.

Accumulation value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the basic contract begin.

Annuity payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the annuitant if there is a non-natural owner.

Contract anniversary

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving owner and all primary beneficiaries predecease such owner.

Customer service office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our street address is 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Our telephone number is 1-800-221-3253.

Due proof of death in good order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Monthly contract anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (contract owner)

You (or your); the person(s) or entity designated as the owner in the contract.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The period between two successive valuation dates.

Variable investment options

The investment divisions of Separate Account R that are available for allocations of net premiums and accumulation values.

74	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	75

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2015

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor ProStrategies Variable AnnuitySM”) dated May 1, 2015.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $106,652,852 in 2012, $79,857,599 in 2013 and $86,279,922 in 2014.

ANNUITY PAYMENTS

The objective of the contract is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the contract charges, and if applicable, any optional death benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the payment is due.

Determination of the First Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the accumulation unit value on the valuation period ten (10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

DIA TRANSFERS

A.	At the time you submit a transfer request we will inform you of the following:

1.	That amounts used to purchase deferred income payments are not liquid.

2.	That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.

3.	The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making

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a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

4.	The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.

B.	Upon completion of the transfer you will receive a confirmation which will inform you of the following:

1.	The amount of the DIA payment purchased.

2.	The lack of liquidity of amounts transferred to the DIA rider.

3.	A notice that the contract owner has the ability to consider other products and cancel within a specific period of time.

4.	Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity commencement date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic Partnerships and civil unions permitted by individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the

B-3

Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Money Market Portfolio’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period.

The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

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EXPERTS

The statutory basis balance sheets of GIAC as of December 31, 2014 and 2013 and the related statements of operations, of changes in capital and surplus and of cash flows for each of the two years in the period ended December 31, 2014 and the statements of assets and liabilities of Separate Account R as of December 31, 2014 and the related statements of operations for the year then ended and the statements of changes in net assets for the two years in the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	7,942,956	3,861,397
Net asset value per share (NAV)	50.63	14.97

Total Assets ( Shares x NAV)	$402,151,857	$57,805,113

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	214,130	52,067

Net Assets	$401,937,727	$57,753,046

Net Assets: Total
Contract Value in accumulation period	$401,843,680	$57,650,129
Contracts in Payout (annuitization) period	94,047	102,917

Net Assets	$401,937,727	$57,753,046

Total Units Outstanding	17,298,108	2,835,392

Unit Value (Accumulation, Lowest to Highest)	$16.57 to $23.79	$15.33 to $25.77

Cost of Shares in Underlying Fund	$303,629,619	$34,273,609

STATEMENTS OF OPERATIONS Year Ended December 31, 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2014 Investment Income
Income:
Reinvested dividends	$4,909,564	$998,813
Expenses:
Mortality expense risk and administrative charges	5,807,560	872,518

Net investment income/(expense)	(897,996)	126,295

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	22,241,348	3,639,779
Reinvested realized gain distributions	49,115,632	—

Net realized gain/(loss) on investments	71,356,980	3,639,779
Net change in unrealized appreciation/(depreciation) of investments	(25,356,171)	2,856,375

Net realized and unrealized gain/(loss) from investments	46,000,809	6,496,154

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$45,102,813	$6,622,449

See notes to financial statements.

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Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

2,399,145	24,454,732	1,204,145	3,440,160	1,160,728	41,581,698	19,860,698
6.90	10.22	17.47	14.63	13.81	12.38	1.00

$16,554,097	$249,927,365	$21,036,408	$50,329,541	$16,029,653	$514,781,422	$19,860,698

21,787	141,181	39,520	32,056	32,811	274,073	91,033

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

$16,526,017	$249,779,890	$20,933,712	$50,267,154	$15,996,048	$514,168,321	$19,562,625
6,293	6,294	63,176	30,331	794	339,028	207,040

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

1,023,323	23,625,790	902,767	3,007,222	981,446	40,659,283	2,060,561

$12.57 to $17.57	$9.73 to $10.89	$22.30 to $32.46	$13.55 to $19.97	$9.55 to $20.39	$10.16 to $13.11	$9.01 to $9.26

$17,677,919	$256,236,891	$17,178,541	$53,548,781	$20,050,168	$524,142,937	$19,860,698

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$1,135,653	$4,205,094	$—	$1,098,006	$171,829	$15,106,387	$1,981

272,220	3,456,738	310,256	798,843	257,960	7,367,997	301,628

863,433	748,356	(310,256)	299,163	(86,131)	7,738,390	(299,647)

567,085	(118,874)	1,614,430	956,513	(204,281)	1,994,332	—
444,621	—	3,344,803	4,258,067	301,784	3,902,951	—

1,011,706	(118,874)	4,959,233	5,214,580	97,503	5,897,283	—
(2,209,253)	(1,978,993)	(3,041,311)	(9,105,874)	(874,222)	5,982,554	—

(1,197,547)	(2,097,867)	1,917,922	(3,891,294)	(776,719)	11,879,837	—

$(334,114)	$(1,349,511)	$1,607,666	$(3,592,131)	$(862,850)	$19,618,227	$(299,647)

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The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

Assets:
Shares owned in underlying fund	414,770	56,787
Net asset value per share (NAV)	23.09	20.56

Total Assets ( Shares x NAV)	$9,577,029	$1,167,546

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	10,006	4,500

Net Assets	$9,567,023	$1,163,046

Net Assets: Total
Contract Value in accumulation period	$9,554,167	$1,150,335
Contracts in Payout (annuitization) period	12,856	12,711

Net Assets	$9,567,023	$1,163,046

Total Units Outstanding	449,020	74,386

Unit Value (Accumulation, Lowest to Highest)	$19.34 to $21.53	$14.75 to $15.58

Cost of Shares in Underlying Fund	$7,672,870	$760,514

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

2014 Investment Income
Income:
Reinvested dividends	$44,099	$2,655
Expenses:
Mortality expense risk and administrative charges	163,485	18,105

Net investment income/(expense)	(119,386)	(15,450)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	437,997	96,518
Reinvested realized gain distributions	777,429	—

Net realized gain/(loss) on investments	1,215,426	96,518
Net change in unrealized appreciation/(depreciation) of investments	(1,198,688)	5,714

Net realized and unrealized gain/(loss) from investments	16,738	102,232

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(102,648)	$86,782

See notes to financial statements.

B-8

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

349,623	182,917	159,944	39,993	375,834	3,386,437	3,688,547
22.17	53.63	9.79	16.79	11.64	13.84	40.54

$7,751,143	$9,809,863	$1,565,856	$671,484	$4,374,710	$46,868,282	$149,533,688

14,557	10,699	5,389	3,265	3,428	46,244	83,918

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

$7,735,625	$9,788,659	$1,553,732	$668,219	$4,178,166	$46,821,661	$149,448,232
961	10,505	6,735	—	193,116	377	1,538

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

390,550	702,718	116,408	31,647	335,094	2,892,289	8,597,858

$16.84 to $21.55	$13.22 to $13.96	$12.85 to $13.58	$15.82 to $23.14	$11.94 to $12.55	$13.41 to $20.17	$14.28 to $22.04

$6,470,011	$5,220,565	$867,163	$563,445	$4,428,916	$45,367,773	$118,464,990

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

$37,045	$—	$18,795	$8,985	$126,732	$—	$965,272

118,210	154,840	25,894	10,315	71,415	624,168	1,968,878

(81,165)	(154,840)	(7,099)	(1,330)	55,317	(624,168)	(1,003,606)

17,327	696,099	160,872	17,952	(498)	938,506	2,936,404
882,655	—	—	—	—	5,073,889	687,018

899,982	696,099	160,872	17,952	(498)	6,012,395	3,623,422
(304,701)	115,808	(80,627)	59,489	54,455	(4,383,904)	5,318,973

595,281	811,907	80,245	77,441	53,957	1,628,491	8,942,395

$514,116	$657,067	$73,146	$76,111	$109,274	$1,004,323	$7,938,789

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

Assets:
Shares owned in underlying fund	3,508,664	2,320,444
Net asset value per share (NAV)	34.42	22.97

Total Assets ( Shares x NAV)	$120,768,205	$53,300,603

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	69,726	35,867

Net Assets	$120,698,479	$53,264,736

Net Assets: Total
Contract Value in accumulation period	$120,698,479	$53,264,736
Contracts in Payout (annuitization) period	—	—

Net Assets	$120,698,479	$53,264,736

Total Units Outstanding	10,091,560	3,830,575

Unit Value (Accumulation, Lowest to Highest)	$11.13 to $12.85	$13.24 to $14.40

Cost of Shares in Underlying Fund	$106,582,417	$46,554,121

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

2014 Investment Income
Income:
Reinvested dividends	$1,575,579	$—
Expenses:
Mortality expense risk and administrative charges	1,578,088	691,216

Net investment income/(expense)	(2,509)	(691,216)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,531,129	1,392,053
Reinvested realized gain distributions	—	4,745,118

Net realized gain/(loss) on investments	1,531,129	6,137,171
Net change in unrealized appreciation/(depreciation) of investments	(3,108,332)	(4,699,621)

Net realized and unrealized gain/(loss) from investments	(1,577,203)	1,437,550

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,579,712)	$746,334

See notes to financial statements.

B-10

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

8,638,158	2,366,700	294,495	77,205	48,576	72,717	2,977,775
19.08	19.75	25.09	12.17	69.08	29.71	13.41

$164,816,056	$46,742,323	$7,388,881	$939,588	$3,355,653	$2,160,430	$39,931,961

98,323	44,988	13,557	2,900	11,473	6,907	24,960

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

$164,717,733	$46,697,335	$7,351,534	$936,688	$3,330,853	$2,113,400	$39,907,001
—	—	23,790	—	13,327	40,123	—

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

10,622,341	2,380,756	385,978	86,344	121,497	121,286	2,536,870

$15.05 to $15.75	$14.81 to $29.46	$16.58 to $19.26	$10.73 to $10.90	$20.35 to $29.64	$15.63 to $17.56	$12.10 to $15.87

$124,161,574	$38,417,617	$5,451,446	$965,305	$3,028,019	$1,331,546	$40,993,426

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

$1,710,972	$87,215	$113,625	$—	$—	$24,499	$1,422,325

2,163,191	614,040	119,338	4,900	48,622	33,410	579,069

(452,219)	(526,825)	(5,713)	(4,900)	(48,622)	(8,911)	843,256

4,952,751	1,205,552	352,648	(855)	313,407	150,499	108,530
—	3,664,741	887,799	32,990	503,033	—	—

4,952,751	4,870,293	1,240,447	32,135	816,440	150,499	108,530
6,380,121	(1,098,430)	(616,970)	(25,717)	(416,552)	15,175	(4,125,723)

11,332,872	3,771,863	623,477	6,418	399,888	165,674	(4,017,193)

$10,880,653	$3,245,038	$617,764	$1,518	$351,266	$156,763	$(3,173,937)

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

Assets:
Shares owned in underlying fund	42,675	55,044
Net asset value per share (NAV)	47.38	21.15

Total Assets ( Shares x NAV)	$2,021,961	$1,164,178

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	6,979	3,905

Net Assets	$2,014,982	$1,160,273

Net Assets: Total
Contract Value in accumulation period	$1,993,550	$1,158,187
Contracts in Payout (annuitization) period	21,432	2,086

Net Assets	$2,014,982	$1,160,273

Total Units Outstanding	108,832	98,970

Unit Value (Accumulation, Lowest to Highest)	$17.43 to $18.41	$11.10 to $11.73

Cost of Shares in Underlying Fund	$1,204,412	$932,422

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

2014 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	31,106	18,225

Net investment income/(expense)	(31,106)	(18,225)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	316,964	52,609
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	316,964	52,609
Net change in unrealized appreciation/(depreciation) of investments	(58,476)	7,932

Net realized and unrealized gain/(loss) from investments	258,488	60,541

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$227,382	$42,316

See notes to financial statements.

B-12

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

466,228	92,318	54,364	20,053,425	317,472	9,693,155	107,398
10.05	15.37	11.67	8.96	14.17	33.11	12.61

$4,685,596	$1,418,932	$634,423	$179,678,684	$4,498,576	$320,940,363	$1,354,292

5,083	5,179	3,052	114,195	15,104	162,479	5,988

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

$4,674,168	$1,403,499	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304
6,345	10,254	—	—	—	—	—

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

178,485	93,261	56,102	12,873,888	306,683	15,522,725	67,610

$24.38 to $26.47	$14.47 to $15.29	$10.92 to $11.09	$12.92 to $13.41	$12.85 to $15.89	$15.22 to $22.24	$18.35 to $20.34

$5,164,768	$860,503	$635,615	$179,311,178	$4,740,528	$250,310,470	$1,243,747

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

$121,603	$21,872	$1,561	$—	$100,926	$2,165,247	$10,605

74,077	22,177	4,685	2,357,080	69,383	4,408,254	20,204

47,526	(305)	(3,124)	(2,357,080)	31,543	(2,243,007)	(9,599)

312,442	78,424	93	3,902,962	82,038	12,030,426	49,777
1,203,848	—	15,576	28,138,625	390,362	37,623,913	181,370

1,516,290	78,424	15,669	32,041,587	472,400	49,654,339	231,147
(580,153)	42,743	(3,879)	(17,375,369)	(492,700)	(16,837,567)	(102,289)

936,137	121,167	11,790	14,666,218	(20,300)	32,816,772	128,858

$983,663	$120,862	$8,666	$12,309,138	$11,243	$30,573,765	$119,259

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

Assets:
Shares owned in underlying fund	74,521	5,425,281
Net asset value per share (NAV)	15.67	18.33

Total Assets ( Shares x NAV)	$1,167,745	$99,445,410

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	4,273	75,972

Net Assets	$1,163,472	$99,369,438

Net Assets: Total
Contract Value in accumulation period	$1,163,472	$99,369,438
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,163,472	$99,369,438

Total Units Outstanding	60,310	4,890,601

Unit Value (Accumulation, Lowest to Highest)	$15.09 to $19.77	$14.30 to $24.00

Cost of Shares in Underlying Fund	$930,058	$88,860,499

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

2014 Investment Income
Income:
Reinvested dividends	$25,587	$435,282
Expenses:
Mortality expense risk and administrative charges	19,083	1,368,956

Net investment income/(expense)	6,504	(933,674)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	8,865	1,949,542
Reinvested realized gain distributions	25,026	11,471,007

Net realized gain/(loss) on investments	33,891	13,420,549
Net change in unrealized appreciation/(depreciation) of investments	45,415	(10,785,151)

Net realized and unrealized gain/(loss) from investments	79,306	2,635,398

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$85,810	$1,701,724

See notes to financial statements.

B-14

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

20,056	12,433	59,524	2,328,481	161,435	254,012	4,808,196
16.59	17.24	27.94	29.10	14.98	13.31	11.32

$332,734	$214,343	$1,663,094	$67,758,811	$2,418,289	$3,380,898	$54,428,777

2,337	2,119	6,410	43,532	8,940	11,114	32,379

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

$330,397	$212,224	$1,656,684	$67,715,279	$2,392,588	$3,357,377	$54,371,376
—	—	—	—	16,761	12,407	25,022

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

15,380	9,271	68,449	2,496,276	135,362	210,242	3,525,875

$17.16 to $22.80	$17.42 to $23.91	$18.70 to $24.70	$18.47 to $27.36	$17.70 to $26.96	$15.25 to $16.09	$14.64 to $15.45

$285,416	$175,834	$1,546,853	$48,936,089	$1,884,853	$2,070,300	$47,877,026

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

$—	$—	$320	$—	$28,160	$38,450	$510,503

4,637	3,531	12,219	942,203	35,490	51,393	853,669

(4,637)	(3,531)	(11,899)	(942,203)	(7,330)	(12,943)	(343,166)

5,559	35,404	14,957	4,316,117	246,411	356,643	3,199,318
5,882	10,020	82,950	5,509,469	264,146	—	11,049,393

11,441	45,424	97,907	9,825,586	510,557	356,643	14,248,711
(30,061)	(29,839)	(31,795)	4,737,458	(253,548)	391,039	(11,394,034)

(18,620)	15,585	66,112	14,563,044	257,009	747,682	2,854,677

$(23,257)	$12,054	$54,213	$13,620,841	$249,679	$734,739	$2,511,511

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

Assets:
Shares owned in underlying fund	47,328,118	24,614
Net asset value per share (NAV)	4.95	11.15

Total Assets ( Shares x NAV)	$234,274,185	$274,449

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	131,459	1,295

Net Assets	$234,142,726	$273,154

Net Assets: Total
Contract Value in accumulation period	$234,142,726	$273,154
Contracts in Payout (annuitization) period	—	—

Net Assets	$234,142,726	$273,154

Total Units Outstanding	14,997,304	14,376

Unit Value (Accumulation, Lowest to Highest)	$13.04 to $15.73	$14.05 to $20.51

Cost of Shares in Underlying Fund	$239,012,281	$226,697

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

2014 Investment Income
Income:
Reinvested dividends	$6,128,605	$986
Expenses:
Mortality expense risk and administrative charges	3,242,349	4,537

Net investment income/(expense)	2,886,256	(3,551)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	199,548	8,980
Reinvested realized gain distributions	5,286,924	—

Net realized gain/(loss) on investments	5,486,472	8,980
Net change in unrealized appreciation/(depreciation) of investments	(23,526,621)	2,412

Net realized and unrealized gain/(loss) from investments	(18,040,149)	11,392

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(15,153,893)	$7,841

See notes to financial statements.

B-16

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

293,648	14,384,165	945,731	40,000	6,422,806	6,989,327	17,218
16.61	36.70	23.83	62.80	12.51	36.84	18.55

$4,877,488	$527,898,868	$22,536,761	$2,512,019	$80,349,306	$257,486,792	$319,385

5,482	288,662	17,965	7,993	45,167	137,676	2,291

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

$4,871,778	$527,316,425	$22,518,263	$2,492,690	$80,296,736	$257,231,116	$317,094
228	293,781	533	11,336	7,403	118,000	—

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

279,268	24,226,790	1,362,045	146,808	5,924,921	10,197,269	18,005

$16.63 to $17.56	$15.03 to $26.35	$15.31 to $16.62	$16.97 to $17.66	$10.88 to $13.32	$16.83 to $25.86	$13.92 to $17.87

$4,071,538	$346,787,552	$15,319,175	$1,489,416	$79,902,717	$204,283,631	$288,756

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

$62,159	$3,773,086	$592,081	$—	$1,604,868	$48,665	$3,749

73,831	7,537,918	359,942	36,220	1,251,203	3,735,482	4,888

(11,672)	(3,764,832)	232,139	(36,220)	353,665	(3,686,817)	(1,139)

93,220	22,574,652	1,856,165	232,968	1,045,775	5,895,822	20,460
612,715	10,505,729	326,034	—	34,668	6,116,569	80

705,935	33,080,381	2,182,199	232,968	1,080,443	12,012,391	20,540
(307,424)	20,044,629	(784,967)	12,655	1,976,781	2,808,552	(52,697)

398,511	53,125,010	1,397,232	245,623	3,057,224	14,820,943	(32,157)

$386,839	$49,360,178	$1,629,371	$209,403	$3,410,889	$11,134,126	$(33,296)

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

Assets:
Shares owned in underlying fund	83,275	531,338
Net asset value per share (NAV)	33.20	17.99

Total Assets ( Shares x NAV)	$2,764,728	$9,558,777

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	7,226	20,872

Net Assets	$2,757,502	$9,537,905

Net Assets: Total
Contract Value in accumulation period	$2,757,502	$9,537,905
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,757,502	$9,537,905

Total Units Outstanding	211,294	731,345

Unit Value (Accumulation, Lowest to Highest)	$12.90 to $13.11	$11.73 to $14.61

Cost of Shares in Underlying Fund	$2,606,241	$9,954,975

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

2014 Investment Income
Income:
Reinvested dividends	$—	$478,253
Expenses:
Mortality expense risk and administrative charges	11,226	144,802

Net investment income/(expense)	(11,226)	333,451

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(502)	(74,855)
Reinvested realized gain distributions	1,628	—

Net realized gain/(loss) on investments	1,126	(74,855)
Net change in unrealized appreciation/(depreciation) of investments	158,487	(238,406)

Net realized and unrealized gain/(loss) from investments	159,613	(313,261)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$148,387	$20,190

See notes to financial statements.

B-18

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

403,515	5,644,943	363,037	146,730	21,210,045	687,578	4,617,589
14.61	15.05	16.00	22.60	12.73	29.06	22.32

$5,895,349	$84,956,392	$5,808,593	$3,316,092	$270,003,872	$19,981,018	$103,064,585

8,979	49,089	18,639	11,537	146,034	11,718	61,361

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

$5,842,344	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,930,109	$102,956,163
44,026	—	—	—	—	39,191	47,061

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

372,367	5,437,717	308,165	173,069	25,559,996	1,054,856	4,166,358

$15.89 to $20.72	$15.34 to $15.65	$14.00 to $19.96	$16.51 to $21.36	$9.63 to $10.94	$17.57 to $19.08	$18.75 to $26.90

$4,605,716	$87,396,286	$5,458,286	$2,494,158	$277,950,428	$11,989,048	$73,450,744

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$92,340	$1,271,102	$300,984	$66,620	$6,827,644	$299,052	$630,318

101,333	1,056,499	92,617	53,284	3,711,227	340,077	1,506,627

(8,993)	214,603	208,367	13,336	3,116,417	(41,025)	(876,309)

(62,835)	488,338	98,685	156,525	(327,470)	1,988,608	5,412,952
—	—	—	17,322	—	440,062	7,600,589

(62,835)	488,338	98,685	173,847	(327,470)	2,428,670	13,013,541
(186,785)	(11,193,531)	(135,619)	(5,009)	1,895,295	(983,346)	(12,887,980)

(249,620)	(10,705,193)	(36,934)	168,838	1,567,825	1,445,324	125,561

$(258,613)	$(10,490,590)	$171,433	$182,174	$4,684,242	$1,404,299	$(750,748)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

Assets:
Shares owned in underlying fund	217,697	6,627,368
Net asset value per share (NAV)	16.76	13.28

Total Assets ( Shares x NAV)	$3,648,594	$88,011,453

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,565	65,840

Net Assets	$3,640,029	$87,945,613

Net Assets: Total
Contract Value in accumulation period	$3,640,029	$87,806,076
Contracts in Payout (annuitization) period	—	139,537

Net Assets	$3,640,029	$87,945,613

Total Units Outstanding	297,507	8,200,358

Unit Value (Accumulation, Lowest to Highest)	$12.10 to $12.30	$10.29 to $10.86

Cost of Shares in Underlying Fund	$3,551,475	$87,011,020

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

2014 Investment Income
Income:
Reinvested dividends	$12,733	$2,231,652
Expenses:
Mortality expense risk and administrative charges	14,565	1,165,196

Net investment income/(expense)	(1,832)	1,066,456

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,005)	175,792
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(1,005)	175,792
Net change in unrealized appreciation/(depreciation) of investments	97,119	1,830,966

Net realized and unrealized gain/(loss) from investments	96,114	2,006,758

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$94,282	$3,073,214

See notes to financial statements.

B-20

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

13,411	64,754	27,571	1,686,829	62,073	589,784	2,642,599
25.92	38.77	30.13	15.30	9.92	23.95	33.48

$347,604	$2,510,529	$830,724	$25,808,481	$615,760	$14,125,316	$88,474,215

1,919	8,892	2,934	24,768	2,243	12,808	57,249

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

$334,774	$2,492,725	$816,496	$25,772,303	$613,517	$14,043,387	$88,416,966
10,911	8,912	11,294	11,410	—	69,121	—

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

17,984	108,884	42,139	1,167,687	42,385	883,914	4,400,070

$17.85 to $18.63	$19.64 to $26.74	$17.52 to $19.48	$17.92 to $18.93	$13.75 to $14.53	$14.76 to $16.02	$14.40 to $23.60

$206,570	$1,836,871	$583,736	$34,715,345	$639,855	$10,922,277	$73,310,477

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

$1,884	$—	$7,351	$—	$20,734	$259,728	$1,658,237

5,106	37,938	13,895	102,450	11,663	238,665	1,253,384

(3,222)	(37,938)	(6,544)	(102,450)	9,071	21,063	404,853

32,212	253,648	62,885	34,533	(30,163)	364,072	3,039,863
—	173,233	74,678	11,326,416	—	401,571	3,196,266

32,212	426,881	137,563	11,360,949	(30,163)	765,643	6,236,129
1,733	(215,880)	(54,882)	(9,558,361)	38,781	191,643	1,969,544

33,945	211,001	82,681	1,802,588	8,618	957,286	8,205,673

$30,723	$173,063	$76,137	$1,700,138	$17,689	$978,349	$8,610,526

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

Assets:
Shares owned in underlying fund	60,234	2,165,994
Net asset value per share (NAV)	20.05	11.20

Total Assets ( Shares x NAV)	$1,207,683	$24,259,134

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,410	20,247

Net Assets	$1,202,273	$24,238,887

Net Assets: Total
Contract Value in accumulation period	$1,202,273	$24,238,887
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,202,273	$24,238,887

Total Units Outstanding	54,424	2,202,438

Unit Value (Accumulation, Lowest to Highest)	$18.87 to $23.68	$10.81 to $11.03

Cost of Shares in Underlying Fund	$910,852	$19,801,897

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

2014 Investment Income
Income:
Reinvested dividends	$18,665	$—
Expenses:
Mortality expense risk and administrative charges	21,345	293,278

Net investment income/(expense)	(2,680)	(293,278)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	113,053	525,413
Reinvested realized gain distributions	43,791	427,072

Net realized gain/(loss) on investments	156,844	952,485
Net change in unrealized appreciation/(depreciation) of investments	(44,551)	1,163,479

Net realized and unrealized gain/(loss) from investments	112,293	2,115,964

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$109,613	$1,822,686

See notes to financial statements.

B-22

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

—	57,594	1,506,609	1,114,752	8,171,606	58,094,836	270,185
—	21.44	64.30	2.40	26.26	5.42	10.58

$—	$1,234,808	$96,874,939	$2,675,405	$214,586,364	$314,874,014	$2,858,557

—	3,257	51,109	8,359	127,596	177,629	10,073

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484
—	—	—	—	—	—	—

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

—	110,416	3,828,972	186,807	8,472,725	23,031,828	246,884

$—	$11.03 to $11.20	$18.86 to $25.51	$10.67 to $14.77	$20.43 to $31.62	$10.50 to $14.78	$10.01 to $11.78

$—	$1,246,816	$59,336,622	$2,589,137	$166,183,962	$322,307,232	$2,850,610

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

$—	$10,224	$181,344	$17,388	$1,249,337	$11,932,868	$32,295

217,867	5,258	1,406,933	28,013	2,889,129	4,456,703	48,700

(217,867)	4,966	(1,225,589)	(10,625)	(1,639,792)	7,476,165	(16,405)

12,297	(2,389)	6,954,463	35,510	8,388,739	735,691	9,467
—	—	2,428,106	37,077	27,729,090	—	—

12,297	(2,389)	9,382,569	72,587	36,117,829	735,691	9,467
(3,255,332)	(12,007)	4,097,078	(260,257)	(14,434,561)	(5,383,829)	(15,922)

(3,243,035)	(14,396)	13,479,647	(187,670)	21,683,268	(4,648,138)	(6,455)

$(3,460,902)	$(9,430)	$12,254,058	$(198,295)	$20,043,476	$2,828,027	$(22,860)

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

Assets:
Shares owned in underlying fund	213,977	50,351,335
Net asset value per share (NAV)	12.81	11.20

Total Assets ( Shares x NAV)	$2,741,040	$563,934,956

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,643	287,090

Net Assets	$2,732,397	$563,647,866

Net Assets: Total
Contract Value in accumulation period	$2,732,397	$563,647,866
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,732,397	$563,647,866

Total Units Outstanding	213,050	47,577,236

Unit Value (Accumulation, Lowest to Highest)	$10.50 to $13.28	$10.68 to $13.03

Cost of Shares in Underlying Fund	$3,029,716	$568,644,495

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

2014 Investment Income
Income:
Reinvested dividends	$37,840	$11,279,593
Expenses:
Mortality expense risk and administrative charges	43,598	7,595,060

Net investment income/(expense)	(5,758)	3,684,533

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(52,084)	200,560
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(52,084)	200,560
Net change in unrealized appreciation/(depreciation) of investments	110,102	9,496,704

Net realized and unrealized gain/(loss) from investments	58,018	9,697,264

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$52,260	$13,381,797

See notes to financial statements.

B-24

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

34,394	40,626	16,669,913	3,897,158	4,125	8,698,224	185,089
9.47	10.45	14.04	29.87	26.89	22.59	11.25

$325,708	$424,547	$234,045,580	$116,408,100	$110,933	$196,492,869	$2,082,254

1,722	2,014	116,419	76,326	1,996	106,219	5,638

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616
—	—	—	—	—	—	—

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

31,339	42,523	12,257,363	7,674,043	5,570	8,481,034	196,921

$10.27 to $10.38	$9.87 to $10.02	$16.29 to $19.23	$18.61 to $23.11	$17.78 to $22.47	$17.75 to $23.33	$10.43 to $10.60

$334,783	$425,027	$189,047,281	$98,060,755	$103,377	$149,210,652	$2,086,664

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

$8,708	$2,372	$2,530,755	$2,696,361	$865	$1,234,155	$23,674

1,722	3,014	3,321,244	1,423,042	1,483	2,760,451	10,638

6,986	(642)	(790,489)	1,273,319	(618)	(1,526,296)	13,036

—	17	6,873,266	1,572,293	181	7,119,249	1,557
—	—	21,996,411	—	7,343	25,338,577	2,569

—	17	28,869,677	1,572,293	7,524	32,457,826	4,126
(9,075)	(480)	(10,240,124)	7,698,951	762	(7,260,786)	(4,410)

(9,075)	(463)	18,629,553	9,271,244	8,286	25,197,040	(284)

$(2,089)	$(1,105)	$17,839,064	$10,544,563	$7,668	$23,670,744	$12,752

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

Assets:
Shares owned in underlying fund	3,818,511	200,869
Net asset value per share (NAV)	19.85	10.39

Total Assets ( Shares x NAV)	$75,797,436	$2,087,033

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	48,799	5,678

Net Assets	$75,748,637	$2,081,355

Net Assets: Total
Contract Value in accumulation period	$75,748,637	$2,081,355
Contracts in Payout (annuitization) period	—	—

Net Assets	$75,748,637	$2,081,355

Total Units Outstanding	3,597,679	209,152

Unit Value (Accumulation, Lowest to Highest)	$12.83 to $21.16	$9.85 to $10.01

Cost of Shares in Underlying Fund	$64,318,277	$2,125,674

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

2014 Investment Income
Income:
Reinvested dividends	$626,241	$11,134
Expenses:
Mortality expense risk and administrative charges	906,507	10,678

Net investment income/(expense)	(280,266)	456

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,062,222	(140)
Reinvested realized gain distributions	3,484,857	746

Net realized gain/(loss) on investments	4,547,079	606
Net change in unrealized appreciation/(depreciation) of investments	4,141,551	(38,641)

Net realized and unrealized gain/(loss) from investments	8,688,630	(38,035)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,408,364	$(37,579)

See notes to financial statements.

B-26

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

1,145,107	6,310,722	176,396	537,458	3,387,830	17,837	69,271
49.23	10.84	5.05	3.85	22.58	10.67	16.53

$56,373,628	$68,436,626	$890,518	$2,069,535	$76,497,205	$190,320	$1,145,042

33,032	49,333	2,863	6,209	50,867	1,148	3,256

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786
—	—	—	—	—	—	—

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

1,097,168	5,942,586	87,884	194,762	3,387,913	18,089	95,889

$50.46 to $51.45	$11.31 to $11.54	$10.00 to $10.15	$10.49 to $10.66	$22.17 to $22.61	$10.33 to $10.49	$11.77 to $11.96

$51,040,239	$60,585,923	$915,889	$2,113,075	$62,185,696	$185,820	$1,112,915

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

$787,427	$—	$2,801	$12,296	$982,506	$—	$97

700,239	835,322	3,863	10,209	943,297	1,147	4,256

87,188	(835,322)	(1,062)	2,087	39,209	(1,147)	(4,159)

436,823	485,810	15	(10,345)	1,263,905	—	(2,874)
1,145,017	3,232,640	—	1,855	—	42	4,792

1,581,840	3,718,450	15	(8,490)	1,263,905	42	1,918
1,342,336	963,616	(25,372)	(43,541)	5,382,014	4,500	32,127

2,924,176	4,682,066	(25,357)	(52,031)	6,645,919	4,542	34,045

$3,011,364	$3,846,744	$(26,419)	$(49,944)	$6,685,128	$3,395	$29,886

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

Assets:
Shares owned in underlying fund	67,598	17,562
Net asset value per share (NAV)	11.90	13.87

Total Assets ( Shares x NAV)	$804,421	$243,581

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,900	1,263

Net Assets	$801,521	$242,318

Net Assets: Total
Contract Value in accumulation period	$801,521	$242,318
Contracts in Payout (annuitization) period	—	—

Net Assets	$801,521	$242,318

Total Units Outstanding	65,285	23,271

Unit Value (Accumulation, Lowest to Highest)	$12.15 to $12.34	$10.39 to $10.44

Cost of Shares in Underlying Fund	$833,237	$247,550

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

2014 Investment Income
Income:
Reinvested dividends	$883	$488
Expenses:
Mortality expense risk and administrative charges	3,900	1,263

Net investment income/(expense)	(3,017)	(775)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	953	12
Reinvested realized gain distributions	4,746	181

Net realized gain/(loss) on investments	5,699	193
Net change in unrealized appreciation/(depreciation) of investments	(28,817)	(3,969)

Net realized and unrealized gain/(loss) from investments	(23,118)	(3,776)

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(26,135)	$(4,551)

See notes to financial statements.

B-28

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

32,815	35,509	24,824	53,777	16,003	41,242	30,995
59.26	8.56	11.86	21.78	13.06	10.87	10.84

$1,944,614	$303,960	$294,417	$1,171,258	$209,000	$448,301	$335,984

5,129	1,414	1,016	3,982	1,185	1,943	1,289

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695
—	—	—	—	—	—	—

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

151,513	22,943	25,868	94,235	18,151	43,600	31,572

$12.65 to $12.85	$13.06 to $13.25	$11.26 to $11.39	$12.25 to $12.45	$11.37 to $11.50	$10.12 to $10.29	$10.48 to $10.65

$1,845,027	$291,318	$304,855	$1,181,307	$207,085	$458,503	$299,866

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

$206	$—	$1,023	$—	$2,610	$5,247	$—

10,129	1,414	1,016	5,983	1,185	1,943	1,289

(9,923)	(1,414)	7	(5,983)	1,425	3,304	(1,289)

(4,100)	12	—	(1,547)	19	94	277
43,050	2,217	10,257	106,459	685	2,107	—

38,950	2,229	10,257	104,912	704	2,201	277
99,587	12,642	(10,438)	(10,049)	1,915	(10,202)	36,118

138,537	14,871	(181)	94,863	2,619	(8,001)	36,395

$128,614	$13,457	$(174)	$88,880	$4,044	$(4,697)	$35,106

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

Assets:
Shares owned in underlying fund	12,270	27,073
Net asset value per share (NAV)	23.81	15.08

Total Assets ( Shares x NAV)	$292,139	$408,255

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,818	1,873

Net Assets	$290,321	$406,382

Net Assets: Total
Contract Value in accumulation period	$290,321	$406,382
Contracts in Payout (annuitization) period	—	—

Net Assets	$290,321	$406,382

Total Units Outstanding	28,281	37,066

Unit Value (Accumulation, Lowest to Highest)	$10.15 to $10.31	$10.84 to $11.01

Cost of Shares in Underlying Fund	$281,118	$390,997

STATEMENTS OF OPERATIONS Year Ended December 31, 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

2014 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	1,818	1,873

Net investment income/(expense)	(1,818)	(1,873)

2014 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	147	(65)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	147	(65)
Net change in unrealized appreciation/(depreciation) of investments	11,021	17,258

Net realized and unrealized gain/(loss) from investments	11,168	17,193

2014 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,350	$15,320

See notes to financial statements.

B-30

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

26,763	63,746	22,477	22,303
36.25	13.93	24.64	27.05

$970,161	$887,981	$553,838	$603,293

2,553	2,640	1,697	1,801

$967,608	$885,341	$552,141	$601,492

$967,608	$885,341	$552,141	$601,492
—	—	—	—

$967,608	$885,341	$552,141	$601,492

60,847	90,415	60,736	48,250

$15.74 to $15.99	$9.70 to $9.84	$8.99 to $9.14	$12.33 to $12.52

$924,608	$958,549	$704,344	$600,124

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$—	$1,125	$—	$3,980

4,553	4,640	3,697	2,801

(4,553)	(3,515)	(3,697)	1,179

3,563	(198)	(1,308)	1,525
67,322	—	—	52,351

70,885	(198)	(1,308)	53,876
45,553	(70,568)	(150,506)	3,168

116,438	(70,766)	(151,814)	57,044

$111,885	$(74,281)	$(155,511)	$58,223

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(829,779)	$195,521
Net realized gain/(loss) from sale of investments	21,912,267	1,440,726
Reinvested realized gain distributions	14,055,650	—
Net change in unrealized appreciation/(depreciation) of investments	81,351,805	13,142,710

Net increase/(decrease) resulting from operations	116,489,943	14,778,957

2013 Contract Transactions
Contract purchase payments	5,410,677	1,093,204
Transfers between investment divisions, net	(40,877,865)	(581,027)
Transfers on account of death	(1,748,030)	(224,973)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,338,208)	(4,587,648)
Contract fees	(42,711)	(12,032)
Transfers–other	(4,469,901)	(230,743)

Net increase/(decrease) from contract transactions	(53,066,038)	(4,543,219)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	63,423,905	10,235,738
Net Assets at December 31, 2012	339,223,604	51,447,309

Net Assets at December 31, 2013	$402,647,509	$61,683,047

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(897,996)	$126,295
Net realized gain/(loss) from sale of investments	22,241,348	3,639,779
Reinvested realized gain distributions	49,115,632	—
Net change in unrealized appreciation/(depreciation) of investments	(25,356,171)	2,856,375

Net increase/(decrease) resulting from operations	45,102,813	6,622,449

2014 Contract Transactions
Contract purchase payments	4,576,132	946,386
Transfers between investment divisions, net	(28,151,526)	(3,822,180)
Transfers on account of death	(1,517,290)	(274,940)
Transfers for annuity benefits, surrenders and partial withdrawals	(15,934,650)	(7,163,337)
Contract fees	(39,374)	(11,266)
Transfers–other	(4,745,887)	(227,113)

Net increase/(decrease) from contract transactions	(45,812,595)	(10,552,450)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(709,782)	(3,930,001)
Net Assets at December 31, 2013	402,647,509	61,683,047

Net Assets at December 31, 2014	$401,937,727	$57,753,046

See notes to financial statements.

B-32

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$936,198	$714,332	$(283,985)	$(80,078)	$(220,120)	$6,313,408	$(330,535)
949,996	228,256	1,124,652	(776,144)	59,616	975,595	—
—	19,408	3,010,809	14,753,235	2,408,981	2,174,987	—
(908,615)	(3,488,703)	2,955,188	(4,504,964)	(3,210,888)	(23,237,804)	—

977,579	(2,526,707)	6,806,664	9,392,049	(962,411)	(13,773,814)	(330,535)

466,033	23,032,013	1,092,647	502,083	1,556,279	35,505,836	1,726,030
105,228	27,498,927	60,185	(1,113,075)	(123,469)	67,503,473	(1,732,227)
(244,372)	(1,336,337)	(23,923)	(409,497)	(25,164)	(3,368,840)	(215,350)
(1,971,505)	(5,886,081)	(1,636,093)	(4,578,258)	(2,361,856)	(21,779,223)	(4,174,638)
(4,282)	(23,367)	(4,927)	(11,566)	(7,706)	(57,218)	(13,055)
(98,031)	(2,507,090)	(55,128)	(371,025)	(20,860)	(4,877,478)	(13,562)

(1,746,929)	40,778,065	(567,239)	(5,981,338)	(982,776)	72,926,550	(4,422,802)

—	—	—	—	—	—	20,743

(769,350)	38,251,358	6,239,425	3,410,711	(1,945,187)	59,152,736	(4,732,594)
19,067,719	187,710,818	14,364,457	54,418,163	18,635,213	425,418,196	25,702,555

$18,298,369	$225,962,176	$20,603,882	$57,828,874	$16,690,026	$484,570,932	$20,969,961

$863,433	$748,356	$(310,256)	$299,163	$(86,131)	$7,738,390	$(299,647)
567,085	(118,874)	1,614,430	956,513	(204,281)	1,994,332	—
444,621	—	3,344,803	4,258,067	301,784	3,902,951	—
(2,209,253)	(1,978,993)	(3,041,311)	(9,105,874)	(874,222)	5,982,554	—

(334,114)	(1,349,511)	1,607,666	(3,592,131)	(862,850)	19,618,227	(299,647)

226,509	20,989,433	1,397,069	343,838	2,085,327	32,334,254	1,837,192
553,132	16,328,888	(263,737)	2,956,318	144,754	18,925,937	900,731
(98,215)	(1,092,090)	(59,657)	(423,670)	(44,753)	(2,298,437)	(214,835)
(2,008,419)	(8,104,282)	(2,224,186)	(6,437,843)	(1,996,006)	(33,032,342)	(3,416,624)
(3,726)	(23,549)	(4,948)	(10,053)	(6,154)	(55,150)	(10,177)
(101,226)	(2,924,881)	(59,201)	(367,848)	(13,502)	(5,556,072)	(12,003)

(1,431,945)	25,173,519	(1,214,660)	(3,939,258)	169,666	10,318,190	(915,716)

—	—	—	—	—	—	15,067

(1,766,059)	23,824,008	393,006	(7,531,389)	(693,184)	29,936,417	(1,200,296)
18,298,369	225,962,176	20,603,882	57,828,874	16,690,026	484,570,932	20,969,961

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Gabelli Capital Asset	Value Line Centurion

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(98,690)	$(11,642)
Net realized gain/(loss) from sale of investments	335,256	53,764
Reinvested realized gain distributions	872,369	—
Net change in unrealized appreciation/(depreciation) of investments	2,079,581	237,702

Net increase/(decrease) resulting from operations	3,188,516	279,824

2013 Contract Transactions
Contract purchase payments	117,440	53,315
Transfers between investment divisions, net	207,647	25,141
Transfers on account of death	(3,208)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,438,334)	(90,839)
Contract fees	(4,991)	(338)
Transfers–other	(16,208)	(3,294)

Net increase/(decrease) from contract transactions	(1,137,654)	(16,015)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,050,862	263,809
Net Assets at December 31, 2012	9,555,353	978,766

Net Assets at December 31, 2013	$11,606,215	$1,242,575

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(119,386)	$(15,450)
Net realized gain/(loss) from sale of investments	437,997	96,518
Reinvested realized gain distributions	777,429	—
Net change in unrealized appreciation/(depreciation) of investments	(1,198,688)	5,714

Net increase/(decrease) resulting from operations	(102,648)	86,782

2014 Contract Transactions
Contract purchase payments	89,177	24,634
Transfers between investment divisions, net	150,177	(80,484)
Transfers on account of death	(20,379)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,132,509)	(106,665)
Contract fees	(4,482)	(297)
Transfers–other	(18,528)	(3,499)

Net increase/(decrease) from contract transactions	(1,936,544)	(166,311)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,039,192)	(79,529)
Net Assets at December 31, 2013	11,606,215	1,242,575

Net Assets at December 31, 2014	$9,567,023	$1,163,046

See notes to financial statements.

B-34

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II

$(55,938)	$(143,692)	$(7,734)	$14,278	$92,941	$(288,604)	$(123,787)
(19,825)	66,726	124,120	38,338	(45,129)	410,072	1,748,249
606,142	—	—	—	—	2,378,895	—
835,969	3,591,574	310,319	(44,991)	(309,480)	4,682,424	21,171,409

1,366,348	3,514,608	426,705	7,625	(261,668)	7,182,787	22,795,871

137,087	63,078	40,374	6,162	42,333	7,829,336	25,244,067
(33,630)	(1,235,933)	(29,188)	(35,930)	(69,697)	(599,259)	(2,259,462)
(8,161)	—	—	(520)	(42,232)	(132,488)	(416,785)
(755,455)	(1,842,211)	(176,727)	(18,538)	(1,262,838)	(652,501)	(1,483,844)
(3,523)	(3,240)	(669)	(194)	(2,263)	(3,678)	(8,668)
(14,180)	(65,211)	(2,671)	—	(23,238)	(360,691)	(1,191,174)

(677,862)	(3,083,517)	(168,881)	(49,020)	(1,357,935)	6,080,719	19,884,134

—	—	—	—	—	—	—

688,486	431,091	257,824	(41,395)	(1,619,603)	13,263,506	42,680,005
7,269,127	10,731,176	1,413,766	676,951	6,911,406	25,005,623	77,130,265

$7,957,613	$11,162,267	$1,671,590	$635,556	$5,291,803	$38,269,129	$119,810,270

$(81,165)	$(154,840)	$(7,099)	$(1,330)	$55,317	$(624,168)	$(1,003,606)
17,327	696,099	160,872	17,952	(498)	938,506	2,936,404
882,655	—	—	—	—	5,073,889	687,018
(304,701)	115,808	(80,627)	59,489	54,455	(4,383,904)	5,318,973

514,116	657,067	73,146	76,111	109,274	1,004,323	7,938,789

110,531	72,914	22,854	44,585	42,734	8,990,708	28,714,762
(164,022)	(161,814)	2,829	(51,641)	(205,947)	234,013	(1,997,965)
(30,882)	—	(25,186)	(5,999)	(13,901)	(280,931)	(1,029,835)
(633,415)	(1,873,919)	(182,268)	(30,361)	(829,892)	(877,737)	(2,271,894)
(3,189)	(2,772)	(591)	(156)	(1,735)	(4,279)	(10,777)
(14,166)	(54,579)	(1,907)	124	(21,054)	(513,188)	(1,703,580)

(735,143)	(2,020,170)	(184,269)	(43,448)	(1,029,795)	7,548,586	21,700,711

—	—	—	—	—	—	—

(221,027)	(1,363,103)	(111,123)	32,663	(920,521)	8,552,909	29,639,500
7,957,613	11,162,267	1,671,590	635,556	5,291,803	38,269,129	119,810,270

$7,736,586	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038	$149,449,770

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(246,532)	$(507,494)
Net realized gain/(loss) from sale of investments	758,851	1,161,189
Reinvested realized gain distributions	—	371,771
Net change in unrealized appreciation/(depreciation) of investments	12,701,544	9,315,281

Net increase/(decrease) resulting from operations	13,213,863	10,340,747

2013 Contract Transactions
Contract purchase payments	19,170,977	9,088,602
Transfers between investment divisions, net	1,428,984	(2,029,546)
Transfers on account of death	(328,363)	(157,852)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,066,780)	(530,303)
Contract fees	(6,728)	(3,180)
Transfers–other	(1,009,270)	(419,472)

Net increase/(decrease) from contract transactions	18,188,820	5,948,249

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	31,402,683	16,288,996
Net Assets at December 31, 2012	66,459,187	27,058,685

Net Assets at December 31, 2013	$97,861,870	$43,347,681

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,509)	$(691,216)
Net realized gain/(loss) from sale of investments	1,531,129	1,392,053
Reinvested realized gain distributions	—	4,745,118
Net change in unrealized appreciation/(depreciation) of investments	(3,108,332)	(4,699,621)

Net increase/(decrease) resulting from operations	(1,579,712)	746,334

2014 Contract Transactions
Contract purchase payments	21,250,757	10,256,146
Transfers between investment divisions, net	6,727,835	633,303
Transfers on account of death	(562,181)	(312,263)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,608,730)	(807,710)
Contract fees	(8,160)	(3,946)
Transfers–other	(1,383,200)	(594,809)

Net increase/(decrease) from contract transactions	24,416,321	9,170,721

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	22,836,609	9,917,055
Net Assets at December 31, 2013	97,861,870	43,347,681

Net Assets at December 31, 2014	$120,698,479	$53,264,736

See notes to financial statements.

B-36

Investment Divisions
Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS International Value Class B

$35,362	$(269,561)	$(23,877)	$—	$(45,226)	$(9,943)	$1,653,196
3,838,007	970,079	159,606	—	401,458	78,149	243,165
—	—	69,127	—	339,105	—	—
26,657,508	7,392,658	1,971,490	—	166,129	547,986	5,386,254

30,530,877	8,093,176	2,176,346	—	861,466	616,192	7,282,615

27,704,674	8,212,297	144,912	—	80,104	97,842	287,126
(5,636,337)	(1,294,694)	(132,439)	—	(14,978)	(60,129)	(2,345,833)
(464,362)	(130,245)	(39,801)	—	—	(8,229)	(137,509)
(1,572,726)	(451,260)	(1,151,360)	—	(433,382)	(407,997)	(877,886)
(9,380)	(2,677)	(3,320)	—	(1,360)	(1,411)	(4,121)
(1,311,164)	(358,207)	(21,368)	—	(1,981)	(5,612)	(459,085)

18,710,705	5,975,214	(1,203,376)	—	(371,597)	(385,536)	(3,537,308)

—	—	—	—	—	—	—

49,241,582	14,068,390	972,970	—	489,869	230,656	3,745,307
84,256,766	23,119,003	7,368,949	—	2,753,091	2,041,439	36,462,588

$133,498,348	$37,187,393	$8,341,919	$—	$3,242,960	$2,272,095	$40,207,895

$(452,219)	$(526,825)	$(5,713)	$(4,900)	$(48,622)	$(8,911)	$843,256
4,952,751	1,205,552	352,648	(855)	313,407	150,499	108,530
—	3,664,741	887,799	32,990	503,033	—	—
6,380,121	(1,098,430)	(616,970)	(25,717)	(416,552)	15,175	(4,125,723)

10,880,653	3,245,038	617,764	1,518	351,266	156,763	(3,173,937)

31,721,266	8,922,170	55,003	900,883	76,447	31,864	233,620
(6,057,549)	(1,179,149)	(185,233)	37,426	304,013	97,422	4,641,835
(977,852)	(267,427)	(25,675)	—	(11,789)	(81,797)	(93,787)
(2,458,239)	(694,818)	(1,405,045)	(3,146)	(611,479)	(316,882)	(1,417,660)
(11,751)	(3,559)	(2,773)	—	(1,447)	(1,284)	(3,800)
(1,877,143)	(512,313)	(20,636)	7	(5,791)	(4,658)	(487,165)

20,338,732	6,264,904	(1,584,359)	935,170	(250,046)	(275,335)	2,873,043

—	—	—	—	—	—	—

31,219,385	9,509,942	(966,595)	936,688	101,220	(118,572)	(300,894)
133,498,348	37,187,393	8,341,919	—	3,242,960	2,272,095	40,207,895

$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523	$39,907,001

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(30,259)	$(19,445)
Net realized gain/(loss) from sale of investments	76,707	43,112
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	524,688	209,831

Net increase/(decrease) resulting from operations	571,136	233,498

2013 Contract Transactions
Contract purchase payments	31,802	32,716
Transfers between investment divisions, net	(877)	(260,777)
Transfers on account of death	(2,819)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(90,639)	(158,361)
Contract fees	(585)	(578)
Transfers–other	(5,188)	(4,344)

Net increase/(decrease) from contract transactions	(68,306)	(391,344)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	502,830	(157,846)
Net Assets at December 31, 2012	1,668,842	1,427,162

Net Assets at December 31, 2013	$2,171,672	$1,269,316

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(31,106)	$(18,225)
Net realized gain/(loss) from sale of investments	316,964	52,609
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(58,476)	7,932

Net increase/(decrease) resulting from operations	227,382	42,316

2014 Contract Transactions
Contract purchase payments	12,268	23,028
Transfers between investment divisions, net	27,511	(1,079)
Transfers on account of death	(9,896)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(408,163)	(169,572)
Contract fees	(493)	(543)
Transfers–other	(5,299)	(3,193)

Net increase/(decrease) from contract transactions	(384,072)	(151,359)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(156,690)	(109,043)
Net Assets at December 31, 2013	2,171,672	1,269,316

Net Assets at December 31, 2014	$2,014,982	$1,160,273

See notes to financial statements.

B-38

Investment Divisions
Alliance Bernstein VPS Real Estate Investment Class B	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III	BlackRock Large Cap Value V.I. Class III

$(20,100)	$5,885	$(297)	$(1,813,617)	$(15,715)	$(1,730,116)	$(9,737)
(44,573)	(8,038)	10	1,450,192	45,225	8,015,052	97,224
532,011	—	88	20,834,481	163,249	—	99,281
(316,470)	423,256	2,615	15,011,472	226,392	65,887,858	146,861

150,868	421,103	2,416	35,482,528	419,151	72,172,794	333,629

108,166	9,581	42,325	24,878,493	614,908	18,615,413	44,574
(89,725)	(12,521)	9,941	(6,029,180)	352,605	(14,042,903)	34,769
(35,628)	(17,021)	—	(554,514)	(30,268)	(1,115,504)	(34,066)
(737,160)	(213,868)	(346)	(1,496,348)	(207,722)	(4,485,351)	(44,623)
(2,206)	(540)	(22)	(9,668)	(1,189)	(25,096)	(306)
(8,798)	(4,481)	1	(1,605,723)	78	(3,440,098)	1,377

(765,351)	(238,850)	51,899	15,183,060	728,412	(4,493,539)	1,725

—	—	—	—	—	—	—

(614,483)	182,253	54,315	50,665,588	1,147,563	67,679,255	335,354
5,278,573	1,321,445	2,419	102,802,174	2,988,514	231,796,099	918,682

$4,664,090	$1,503,698	$56,734	$153,467,762	$4,136,077	$299,475,354	$1,254,036

$47,526	$(305)	$(3,124)	$(2,357,080)	$31,543	$(2,243,007)	$(9,599)
312,442	78,424	93	3,902,962	82,038	12,030,426	49,777
1,203,848	—	15,576	28,138,625	390,362	37,623,913	181,370
(580,153)	42,743	(3,879)	(17,375,369)	(492,700)	(16,837,567)	(102,289)

983,663	120,862	8,666	12,309,138	11,243	30,573,765	119,259

90,758	3,250	532,788	25,669,535	237,533	19,045,726	76,439
(232,435)	(18,865)	34,162	(7,089,883)	744,554	(16,254,486)	(2,469)
—	—	—	(500,684)	(172,390)	(934,658)	(13,913)
(815,495)	(190,779)	(925)	(2,160,290)	(472,463)	(7,142,012)	(84,690)
(1,797)	(522)	(54)	(11,452)	(1,372)	(24,864)	(359)
(8,271)	(3,891)	—	(2,119,637)	290	(3,960,941)	1

(967,240)	(210,807)	565,971	13,787,589	336,152	(9,271,235)	(24,991)

—	—	—	—	—	—	—

16,423	(89,945)	574,637	26,096,727	347,395	21,302,530	94,268
4,664,090	1,503,698	56,734	153,467,762	4,136,077	299,475,354	1,254,036

$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884	$1,348,304

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,412	$(354,762)
Net realized gain/(loss) from sale of investments	25,305	2,815,743
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	109,149	20,007,827

Net increase/(decrease) resulting from operations	137,866	22,468,808

2013 Contract Transactions
Contract purchase payments	37,085	9,238,628
Transfers between investment divisions, net	170,046	(9,022,591)
Transfers on account of death	—	(393,146)
Transfers for annuity benefits, surrenders and partial withdrawals	(104,314)	(1,539,418)
Contract fees	(489)	(7,696)
Transfers–other	—	(998,127)

Net increase/(decrease) from contract transactions	102,328	(2,722,350)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	240,194	19,746,458
Net Assets at December 31, 2012	834,467	71,165,521

Net Assets at December 31, 2013	$1,074,661	$90,911,979

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,504	$(933,674)
Net realized gain/(loss) from sale of investments	8,865	1,949,542
Reinvested realized gain distributions	25,026	11,471,007
Net change in unrealized appreciation/(depreciation) of investments	45,415	(10,785,151)

Net increase/(decrease) resulting from operations	85,810	1,701,724

2014 Contract Transactions
Contract purchase payments	7,682	9,011,489
Transfers between investment divisions, net	7,410	1,707,520
Transfers on account of death	—	(310,833)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,577)	(2,464,086)
Contract fees	(514)	(7,959)
Transfers–other	—	(1,180,396)

Net increase/(decrease) from contract transactions	3,001	6,755,735

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	88,811	8,457,459
Net Assets at December 31, 2013	1,074,661	90,911,979

Net Assets at December 31, 2014	$1,163,472	$99,369,438

See notes to financial statements.

B-40

Investment Divisions
Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Marsico 21st Century Class 2	Columbia Variable Portfolio- Marsico Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate	Davis Value

$(7,269)	$(2,809)	$(11,051)	$(847,886)	$(22,072)	$(15,469)	$(403,818)
58,378	1,291	68,528	1,978,442	54,426	(35,050)	(1,669,227)
—	—	—	568,092	—	—	4,134,441
69,194	58,852	120,909	10,939,703	515,903	(23,588)	14,086,877

120,303	57,334	178,386	12,638,351	548,257	(74,107)	16,148,273

12,816	3,088	3,145	830,943	89,762	50,926	329,003
(7,904)	14,004	(46,250)	(559,928)	38,138	(408,002)	(5,681,598)
(2,078)	(2,247)	—	(211,839)	—	—	(532,401)
(8,238)	(3,760)	(41,050)	(1,131,529)	(195,169)	(593,490)	(4,765,170)
(150)	(95)	(70)	(5,960)	(881)	(1,862)	(10,421)
—	—	—	(759,607)	(1,444)	(6,335)	(423,773)

(5,554)	10,990	(84,225)	(1,837,920)	(69,594)	(958,763)	(11,084,360)

—	—	—	—	—	—	—

114,749	68,324	94,161	10,800,431	478,663	(1,032,870)	5,063,913
210,553	137,648	454,495	53,896,510	1,868,177	4,148,135	56,278,041

$325,302	$205,972	$548,656	$64,696,941	$2,346,840	$3,115,265	$61,341,954

$(4,637)	$(3,531)	$(11,899)	$(942,203)	$(7,330)	$(12,943)	$(343,166)
5,559	35,404	14,957	4,316,117	246,411	356,643	3,199,318
5,882	10,020	82,950	5,509,469	264,146	—	11,049,393
(30,061)	(29,839)	(31,795)	4,737,458	(253,548)	391,039	(11,394,034)

(23,257)	12,054	54,213	13,620,841	249,679	734,739	2,511,511

12,023	2,292	7,459	672,823	23,221	47,047	218,078
32,082	(2,109)	1,066,681	(8,497,081)	124,537	10,543	(1,504,921)
—	—	—	(190,908)	(870)	(8,183)	(461,628)
(15,563)	(5,872)	(20,165)	(1,741,924)	(330,907)	(523,554)	(7,284,653)
(190)	(106)	(160)	(5,685)	(903)	(1,561)	(9,112)
—	(7)	—	(839,728)	(2,248)	(4,512)	(414,831)

28,352	(5,802)	1,053,815	(10,602,503)	(187,170)	(480,220)	(9,457,067)

—	—	—	—	—	—	—

5,095	6,252	1,108,028	3,018,338	62,509	254,519	(6,945,556)
325,302	205,972	548,656	64,696,941	2,346,840	3,115,265	61,341,954

$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784	$54,396,398

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Wells Fargo Advantage VT International Equity Class 2	Wells Fargo Advantage VT Small Cap Value Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,422,341	$(2,669)
Net realized gain/(loss) from sale of investments	2,671,116	3,615
Reinvested realized gain distributions	10,435,408	—
Net change in unrealized appreciation/(depreciation) of investments	20,799,568	28,963

Net increase/(decrease) resulting from operations	35,328,433	29,909

2013 Contract Transactions
Contract purchase payments	2,883,987	1,810
Transfers between investment divisions, net	(8,285,270)	26,230
Transfers on account of death	(888,583)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(3,979,218)	(3,197)
Contract fees	(20,103)	(88)
Transfers–other	(2,805,480)	—

Net increase/(decrease) from contract transactions	(13,094,667)	24,755

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	22,233,766	54,664
Net Assets at December 31, 2012	204,218,238	220,604

Net Assets at December 31, 2013	$226,452,004	$275,268

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,886,256	$(3,551)
Net realized gain/(loss) from sale of investments	199,548	8,980
Reinvested realized gain distributions	5,286,924	—
Net change in unrealized appreciation/(depreciation) of investments	(23,526,621)	2,412

Net increase/(decrease) resulting from operations	(15,153,893)	7,841

2014 Contract Transactions
Contract purchase payments	2,440,994	3,314
Transfers between investment divisions, net	30,083,619	(4,753)
Transfers on account of death	(659,980)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(5,992,312)	(8,432)
Contract fees	(18,374)	(84)
Transfers–other	(3,009,332)	—

Net increase/(decrease) from contract transactions	22,844,615	(9,955)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,690,722	(2,114)
Net Assets at December 31, 2013	226,452,004	275,268

Net Assets at December 31, 2014	$234,142,726	$273,154

See notes to financial statements.

B-42

Investment Divisions
Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2

$(10,939)	$(2,871,405)	$166,668	$(31,258)	$663,413	$(2,927,919)	$(1,837)
39,404	11,705,784	(491,862)	124,316	303,724	9,068,369	5,262
204,499	132,647	1,588,598	1,398	1,103,863	31,056,840	1,134
501,043	106,065,583	4,322,647	491,424	(5,108,321)	33,634,697	68,973

734,007	115,032,609	5,586,051	585,880	(3,037,321)	70,831,987	73,532

70,359	38,007,432	139,059	43,791	652,699	2,773,858	20,591
177,796	(24,810,973)	(1,112,927)	6,461	11,924,810	(21,856,458)	(17,862)
—	(1,964,594)	(394,843)	—	(585,473)	(871,484)	—
(495,183)	(17,702,168)	(2,335,925)	(312,766)	(5,514,646)	(9,497,764)	(37,974)
(2,291)	(58,928)	(5,646)	(1,149)	(12,117)	(33,219)	(199)
(4,898)	(4,700,846)	(154,994)	(2,956)	(641,869)	(2,557,595)	617

(254,217)	(11,230,077)	(3,865,276)	(266,619)	5,823,404	(32,042,662)	(34,827)

—	—	—	—	—	—	—

479,790	103,802,532	1,720,775	319,261	2,786,083	38,789,325	38,705
4,307,360	398,573,155	23,214,417	1,864,695	83,684,530	223,192,381	289,739

$4,787,150	$502,375,687	$24,935,192	$2,183,956	$86,470,613	$261,981,706	$328,444

$(11,672)	$(3,764,832)	$232,139	$(36,220)	$353,665	$(3,686,817)	$(1,139)
93,220	22,574,652	1,856,165	232,968	1,045,775	5,895,822	20,460
612,715	10,505,729	326,034	—	34,668	6,116,569	80
(307,424)	20,044,629	(784,967)	12,655	1,976,781	2,808,552	(52,697)

386,839	49,360,178	1,629,371	209,403	3,410,889	11,134,126	(33,296)

44,656	38,694,508	53,904	52,993	277,991	2,284,628	12,855
304,185	(25,659,489)	(589,797)	370,173	2,797,670	(1,518,192)	62,394
(2,117)	(1,939,724)	(58,917)	(2,306)	(629,087)	(763,756)	—
(641,774)	(29,651,478)	(3,295,722)	(305,751)	(11,357,472)	(13,010,466)	(53,120)
(2,170)	(57,826)	(5,037)	(1,130)	(11,033)	(30,133)	(179)
(4,763)	(5,511,650)	(150,198)	(3,312)	(655,432)	(2,728,797)	(4)

(301,983)	(24,125,659)	(4,045,767)	110,667	(9,577,363)	(15,766,716)	21,946

—	—	—	—	—	—	—

84,856	25,234,519	(2,416,396)	320,070	(6,166,474)	(4,632,590)	(11,350)
4,787,150	502,375,687	24,935,192	2,183,956	86,470,613	261,981,706	328,444

$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116	$317,094

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$251,145
Net realized gain/(loss) from sale of investments	—	6,835
Reinvested realized gain distributions	—	95,642
Net change in unrealized appreciation/(depreciation) of investments	—	(350,464)

Net increase/(decrease) resulting from operations	—	3,158

2013 Contract Transactions
Contract purchase payments	—	1,558,694
Transfers between investment divisions, net	—	411,763
Transfers on account of death	—	(16,786)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(345,490)
Contract fees	—	(1,199)
Transfers–other	—	(51)

Net increase/(decrease) from contract transactions	—	1,606,931

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	1,610,089
Net Assets at December 31, 2012	—	6,989,934

Net Assets at December 31, 2013	$—	$8,600,023

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,226)	$333,451
Net realized gain/(loss) from sale of investments	(502)	(74,855)
Reinvested realized gain distributions	1,628	—
Net change in unrealized appreciation/(depreciation) of investments	158,487	(238,406)

Net increase/(decrease) resulting from operations	148,387	20,190

2014 Contract Transactions
Contract purchase payments	2,287,681	1,829,869
Transfers between investment divisions, net	363,556	(353,662)
Transfers on account of death	(25,221)	(106,151)
Transfers for annuity benefits, surrenders and partial withdrawals	(16,609)	(451,162)
Contract fees	—	(1,273)
Transfers–other	(292)	71

Net increase/(decrease) from contract transactions	2,609,115	917,692

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,757,502	937,882
Net Assets at December 31, 2013	—	8,600,023

Net Assets at December 31, 2014	$2,757,502	$9,537,905

See notes to financial statements.

B-44

Investment Divisions
Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

$78,330	$304,198	$232,047	$12,624	$2,927,582	$5,970	$(157,818)
(181,633)	896,566	27,166	36,037	62,557	742,317	9,232,029
—	—	—	—	—	—	1,704,289
1,885,014	6,927,960	307,111	603,993	(11,094,674)	5,220,886	18,822,503

1,781,711	8,128,724	566,324	652,654	(8,104,535)	5,969,173	29,601,003

167,492	26,773,262	301,350	117,233	25,492,234	142,225	1,081,864
(113,526)	(1,688,616)	406,107	26,313	32,604,876	(1,191,627)	(13,323,091)
(42,259)	(191,400)	(15,552)	—	(1,381,458)	(232,052)	(321,022)
(1,004,458)	(393,509)	(155,660)	(46,828)	(4,645,023)	(2,161,116)	(4,394,564)
(2,683)	(2,241)	(1,076)	(377)	(22,066)	(4,318)	(12,807)
(17,667)	(391,662)	(3)	(1)	(2,773,642)	(124,271)	(1,051,614)

(1,013,101)	24,105,834	535,166	96,340	49,274,921	(3,571,159)	(18,021,234)

—	—	—	—	—	—	—

768,610	32,234,558	1,101,490	748,994	41,170,386	2,398,014	11,579,769
6,726,048	24,516,188	4,433,580	2,422,055	198,074,022	22,829,104	94,295,517

$7,494,658	$56,750,746	$5,535,070	$3,171,049	$239,244,408	$25,227,118	$105,875,286

$(8,993)	$214,603	$208,367	$13,336	$3,116,417	$(41,025)	$(876,309)
(62,835)	488,338	98,685	156,525	(327,470)	1,988,608	5,412,952
—	—	—	17,322	—	440,062	7,600,589
(186,785)	(11,193,531)	(135,619)	(5,009)	1,895,295	(983,346)	(12,887,980)

(258,613)	(10,490,590)	171,433	182,174	4,684,242	1,404,299	(750,748)

82,414	28,569,561	143,147	74,865	22,447,950	57,864	795,267
(163,269)	12,001,566	461,215	136,415	15,687,580	(883,246)	4,125,039
(10,680)	(189,981)	(104,288)	(40,470)	(1,157,480)	(34,290)	(379,447)
(1,239,540)	(930,197)	(415,685)	(219,107)	(7,777,623)	(5,677,100)	(5,548,342)
(2,466)	(4,452)	(1,197)	(371)	(22,588)	(3,954)	(11,281)
(16,134)	(799,350)	259	—	(3,248,651)	(121,391)	(1,102,550)

(1,349,675)	38,647,147	83,451	(48,668)	25,929,188	(6,662,117)	(2,121,314)

—	—	—	—	—	—	—

(1,608,288)	28,156,557	254,884	133,506	30,613,430	(5,257,818)	(2,872,062)
7,494,658	56,750,746	5,535,070	3,171,049	239,244,408	25,227,118	105,875,286

$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838	$19,969,300	$103,003,224

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Franklin Growth & Income VIP Class 2	MFS Research Bond Service Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(161,109)
Net realized gain/(loss) from sale of investments	—	149,706
Reinvested realized gain distributions	—	298,698
Net change in unrealized appreciation/(depreciation) of investments	—	(1,921,783)

Net increase/(decrease) resulting from operations	—	(1,634,488)

2013 Contract Transactions
Contract purchase payments	—	14,923,642
Transfers between investment divisions, net	—	8,314,601
Transfers on account of death	—	(546,023)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(1,146,575)
Contract fees	—	(5,537)
Transfers–other	—	(759,918)

Net increase/(decrease) from contract transactions	—	20,780,190

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	19,145,702
Net Assets at December 31, 2012	—	52,094,291

Net Assets at December 31, 2013	$—	$71,239,993

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,832)	$1,066,456
Net realized gain/(loss) from sale of investments	(1,005)	175,792
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	97,119	1,830,966

Net increase/(decrease) resulting from operations	94,282	3,073,214

2014 Contract Transactions
Contract purchase payments	3,176,031	13,413,923
Transfers between investment divisions, net	398,051	3,290,218
Transfers on account of death	(24,664)	(305,815)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,167)	(1,742,764)
Contract fees	—	(6,624)
Transfers–other	496	(1,016,532)

Net increase/(decrease) from contract transactions	3,545,747	13,632,406

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,640,029	16,705,620
Net Assets at December 31, 2013	—	71,239,993

Net Assets at December 31, 2014	$3,640,029	$87,945,613

See notes to financial statements.

B-46

Investment Divisions
MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class

$(2,655)	$(33,040)	$(5,999)	$(41,307)	$111,520	$14,753	$495,753
22,563	210,081	28,572	92,241	22,678	162,353	2,097,151
—	17,039	—	21,774	—	—	1,351,104
69,794	466,219	224,570	710,149	(140,045)	2,477,321	7,721,335

89,702	660,299	247,143	782,857	(5,847)	2,654,427	11,665,343

12,206	44,727	6,886	17,015	51,630	174,371	8,456,592
(3,315)	194,020	4,818	319,037	(82,466)	295,140	(631,785)
—	(33,974)	—	—	(17,382)	(123,610)	(335,043)
(27,470)	(359,535)	(131,912)	(151,180)	(324,518)	(2,512,401)	(1,314,176)
(158)	(1,015)	(545)	(635)	(508)	(6,367)	(7,002)
(724)	(4,174)	(2,609)	(4,680)	(1,652)	(28,369)	(852,502)

(19,461)	(159,951)	(123,362)	179,557	(374,896)	(2,201,236)	5,316,084

—	—	—	—	—	—	—

70,241	500,348	123,781	962,414	(380,743)	453,191	16,981,427
280,123	1,996,102	893,804	1,894,518	1,428,240	16,762,931	60,718,370

$350,364	$2,496,450	$1,017,585	$2,856,932	$1,047,497	$17,216,122	$77,699,797

$(3,222)	$(37,938)	$(6,544)	$(102,450)	$9,071	$21,063	$404,853
32,212	253,648	62,885	34,533	(30,163)	364,072	3,039,863
—	173,233	74,678	11,326,416	—	401,571	3,196,266
1,733	(215,880)	(54,882)	(9,558,361)	38,781	191,643	1,969,544

30,723	173,063	76,137	1,700,138	17,689	978,349	8,610,526

9,885	32,953	4,979	2,960,841	15,300	100,130	8,941,145
(4,392)	208,223	(118,808)	18,905,351	(105,549)	(206,954)	(3,412,852)
—	(14,234)	—	(23,347)	—	(94,605)	(312,352)
(39,846)	(389,422)	(148,823)	(478,492)	(359,561)	(3,846,739)	(2,066,846)
(137)	(960)	(522)	(1,248)	(340)	(5,775)	(7,477)
(912)	(4,436)	(2,758)	(136,462)	(1,519)	(28,020)	(1,034,975)

(35,402)	(167,876)	(265,932)	21,226,643	(451,669)	(4,081,963)	2,106,643

—	—	—	—	—	—	—

(4,679)	5,187	(189,795)	22,926,781	(433,980)	(3,103,614)	10,717,169
350,364	2,496,450	1,017,585	2,856,932	1,047,497	17,216,122	77,699,797

$345,685	$2,501,637	$827,790	$25,783,713	$613,517	$14,112,508	$88,416,966

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	MFS Value Service Class	MFS Technology Service Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(6,975)	$(159,265)
Net realized gain/(loss) from sale of investments	44,404	230,498
Reinvested realized gain distributions	3,527	10,988
Net change in unrealized appreciation/(depreciation) of investments	261,530	3,170,822

Net increase/(decrease) resulting from operations	302,486	3,253,043

2013 Contract Transactions
Contract purchase payments	64,168	7,250,570
Transfers between investment divisions, net	136,974	(627,311)
Transfers on account of death	—	(57,149)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,677)	(101,810)
Contract fees	(248)	(694)
Transfers–other	1	(101,923)

Net increase/(decrease) from contract transactions	167,218	6,361,683

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	469,704	9,614,726
Net Assets at December 31, 2012	833,554	6,318,445

Net Assets at December 31, 2013	$1,303,258	$15,933,171

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,680)	$(293,278)
Net realized gain/(loss) from sale of investments	113,053	525,413
Reinvested realized gain distributions	43,791	427,072
Net change in unrealized appreciation/(depreciation) of investments	(44,551)	1,163,479

Net increase/(decrease) resulting from operations	109,613	1,822,686

2014 Contract Transactions
Contract purchase payments	11,922	7,649,172
Transfers between investment divisions, net	46,757	(597,132)
Transfers on account of death	(228,356)	(114,067)
Transfers for annuity benefits, surrenders and partial withdrawals	(40,663)	(236,504)
Contract fees	(258)	(1,406)
Transfers–other	—	(217,033)

Net increase/(decrease) from contract transactions	(210,598)	6,483,030

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(100,985)	8,305,716
Net Assets at December 31, 2013	1,303,258	15,933,171

Net Assets at December 31, 2014	$1,202,273	$24,238,887

See notes to financial statements.

B-48

Investment Divisions
MFS New Discovery Portfolio Service Class	MFS International Value Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class	Oppenheimer Main Street Small-Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class	PIMCO Low Duration Advisor Class

$(160,096)	$—	$(648,616)	$(7,396)	$(1,278,629)	$8,355,138	$(7,439)
181,727	—	3,618,552	40,108	13,219,627	1,904,897	12,086
182,922	—	—	—	2,014,413	—	—
3,174,352	—	18,895,026	238,965	39,932,360	(15,112,176)	(69,796)

3,378,905	—	21,864,962	271,677	53,887,771	(4,852,141)	(65,149)

7,081,909	—	630,889	18,028	19,013,115	23,038,663	372,080
(759,896)	—	(3,970,723)	56,976	(24,162,700)	34,926,911	(49,831)
(54,975)	—	(378,221)	—	(692,857)	(1,541,070)	(11,255)
(108,257)	—	(2,210,056)	(76,426)	(3,005,445)	(6,139,548)	(190,732)
(644)	—	(9,987)	(474)	(15,771)	(27,309)	(653)
(103,230)	—	(1,113,352)	—	(2,086,277)	(3,397,209)	(61)

6,054,907	—	(7,051,450)	(1,896)	(10,949,935)	46,860,438	119,548

—	—	—	—	—	—	—

9,433,812	—	14,813,512	269,781	42,937,836	42,008,297	54,399
6,262,296	—	82,586,656	1,172,342	145,964,487	250,260,062	3,420,427

$15,696,108	$—	$97,400,168	$1,442,123	$188,902,323	$292,268,359	$3,474,826

$(217,867)	$4,966	$(1,225,589)	$(10,625)	$(1,639,792)	$7,476,165	$(16,405)
12,297	(2,389)	6,954,463	35,510	8,388,739	735,691	9,467
—	—	2,428,106	37,077	27,729,090	—	—
(3,255,332)	(12,007)	4,097,078	(260,257)	(14,434,561)	(5,383,829)	(15,922)

(3,460,902)	(9,430)	12,254,058	(198,295)	20,043,476	2,828,027	(22,860)

4,719,491	1,179,271	458,042	1,216,670	19,598,822	20,433,984	89,524
(16,724,943)	71,985	(8,067,806)	304,790	(6,233,937)	14,567,869	(444,850)
(27,383)	—	(255,211)	(18,981)	(621,123)	(1,306,350)	(141,923)
(120,583)	(10,664)	(3,774,837)	(78,849)	(4,721,365)	(10,181,766)	(105,958)
(549)	—	(9,279)	(388)	(16,377)	(27,213)	(530)
(81,239)	389	(1,181,305)	(24)	(2,493,051)	(3,886,525)	255

(12,235,206)	1,240,981	(12,830,396)	1,423,218	5,512,969	19,599,999	(603,482)

—	—	—	—	—	—	—

(15,696,108)	1,231,551	(576,338)	1,224,923	25,556,445	22,428,026	(626,342)
15,696,108	—	97,400,168	1,442,123	188,902,323	292,268,359	3,474,826

$—	$1,231,551	$96,823,830	$2,667,046	$214,458,768	$314,696,385	$2,848,484

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,861)	$2,939,416
Net realized gain/(loss) from sale of investments	(36,406)	422,652
Reinvested realized gain distributions	26,639	4,137,199
Net change in unrealized appreciation/(depreciation) of investments	(485,239)	(22,244,478)

Net increase/(decrease) resulting from operations	(506,867)	(14,745,211)

2013 Contract Transactions
Contract purchase payments	84,125	70,374,704
Transfers between investment divisions, net	(532,393)	66,263,679
Transfers on account of death	(122,838)	(2,602,108)
Transfers for annuity benefits, surrenders and partial withdrawals	(205,677)	(8,576,799)
Contract fees	(861)	(42,177)
Transfers–other	69	(5,127,256)

Net increase/(decrease) from contract transactions	(777,575)	120,290,043

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,284,442)	105,544,832
Net Assets at December 31, 2012	4,395,331	370,012,386

Net Assets at December 31, 2013	$3,110,889	$475,557,218

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,758)	$3,684,533
Net realized gain/(loss) from sale of investments	(52,084)	200,560
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	110,102	9,496,704

Net increase/(decrease) resulting from operations	52,260	13,381,797

2014 Contract Transactions
Contract purchase payments	110,052	71,443,404
Transfers between investment divisions, net	(396,292)	26,546,899
Transfers on account of death	(1,757)	(2,778,008)
Transfers for annuity benefits, surrenders and partial withdrawals	(142,132)	(13,966,939)
Contract fees	(640)	(46,309)
Transfers–other	17	(6,490,196)

Net increase/(decrease) from contract transactions	(430,752)	74,708,851

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(378,492)	88,090,648
Net Assets at December 31, 2013	3,110,889	475,557,218

Net Assets at December 31, 2014	$2,732,397	$563,647,866

See notes to financial statements.

B-50

Investment Divisions
PIMCO VIT Global Multi Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

$—	$—	$104,958	$485,597	$(455)	$(1,231,926)	$—
—	—	7,226,033	506,025	139	9,045,726	—
—	—	8,728,557	—	1,625	—	—
—	—	34,201,214	10,565,289	8,850	39,681,036	—

—	—	50,260,762	11,556,911	10,159	47,494,836	—

—	—	2,755,473	34,280,259	221	2,371,692	—
—	—	(6,014,526)	(1,236,369)	8,623	(15,468,077)	—
—	—	(894,295)	(266,006)	—	(785,358)	—
—	—	(4,505,140)	(551,849)	(2,243)	(3,471,108)	—
—	—	(20,525)	(3,091)	(24)	(17,215)	—
—	—	(2,742,581)	(493,369)	—	(2,314,368)	—

—	—	(11,421,594)	31,729,575	6,577	(19,684,434)	—

—	—	—	—	—	—	—

—	—	38,839,168	43,286,486	16,736	27,810,402	—
—	—	192,762,698	31,103,228	32,486	161,334,679	—

$—	$—	$231,601,866	$74,389,714	$49,222	$189,145,081	$—

$6,986	$(642)	$(790,489)	$1,273,319	$(618)	$(1,526,296)	$13,036
—	17	6,873,266	1,572,293	181	7,119,249	1,557
—	—	21,996,411	—	7,343	25,338,577	2,569
(9,075)	(480)	(10,240,124)	7,698,951	762	(7,260,786)	(4,410)

(2,089)	(1,105)	17,839,064	10,544,563	7,668	23,670,744	12,752

309,529	399,262	2,161,312	35,803,895	52,974	1,922,899	2,161,751
16,546	24,377	(7,065,572)	(1,667,928)	—	(9,875,971)	(85,236)
—	—	(696,740)	(279,179)	—	(617,680)	—
—	—	(6,921,918)	(1,386,014)	(903)	(5,334,771)	(12,667)
—	—	(19,021)	(6,310)	(24)	(16,008)	—
—	(1)	(2,969,830)	(1,066,967)	—	(2,507,644)	16

326,075	423,638	(15,511,769)	31,397,497	52,047	(16,429,175)	2,063,864

—	—	—	—	—	—	—

323,986	422,533	2,327,295	41,942,060	59,715	7,241,569	2,076,616
—	—	231,601,866	74,389,714	49,222	189,145,081	—

$323,986	$422,533	$233,929,161	$116,331,774	$108,937	$196,386,650	$2,076,616

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$(124,814)	$—
Net realized gain/(loss) from sale of investments	449,908	—
Reinvested realized gain distributions	372,605	—
Net change in unrealized appreciation/(depreciation) of investments	6,679,160	—

Net increase/(decrease) resulting from operations	7,376,859	—

2013 Contract Transactions
Contract purchase payments	21,534,944	—
Transfers between investment divisions, net	(1,492,828)	—
Transfers on account of death	(166,061)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(326,027)	—
Contract fees	(1,853)	—
Transfers–other	(307,381)	—

Net increase/(decrease) from contract transactions	19,240,794	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	26,617,653	—
Net Assets at December 31, 2012	19,273,105	—

Net Assets at December 31, 2013	$45,890,758	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(280,266)	$456
Net realized gain/(loss) from sale of investments	1,062,222	(140)
Reinvested realized gain distributions	3,484,857	746
Net change in unrealized appreciation/(depreciation) of investments	4,141,551	(38,641)

Net increase/(decrease) resulting from operations	8,408,364	(37,579)

2014 Contract Transactions
Contract purchase payments	25,330,084	2,011,835
Transfers between investment divisions, net	(2,269,379)	120,402
Transfers on account of death	(178,452)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(769,783)	(13,302)
Contract fees	(3,887)	—
Transfers–other	(659,068)	(1)

Net increase/(decrease) from contract transactions	21,449,515	2,118,934

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	29,857,879	2,081,355
Net Assets at December 31, 2013	45,890,758	—

Net Assets at December 31, 2014	$75,748,637	$2,081,355

See notes to financial statements.

B-52

Investment Divisions
Dreyfus Appreciation Service Class	Ivy VIP Mid Cap Growth	Ivy VIP Global Bond	Ivy VIP High Income	Putnam VT Equity Income IB Shares	Putnam VT Absolute Return 500 Class IB	Putnam VT Small Cap Value Class IB

$80,626	$(439,282)	$—	$—	$27,183	$—	$—
49,786	515,122	—	—	631,609	—	—
47,269	888,051	—	—	—	—	—
4,219,110	6,156,112	—	—	7,951,512	—	—

4,396,791	7,120,003	—	—	8,610,304	—	—

17,166,280	20,598,200	—	—	22,806,022	—	—
1,067,551	(1,412,319)	—	—	(1,428,119)	—	—
(131,234)	(137,177)	—	—	(171,581)	—	—
(251,008)	(285,241)	—	—	(343,720)	—	—
(1,551)	(1,649)	—	—	(1,937)	—	—
(246,978)	(273,108)	—	—	(329,477)	—	—

17,603,060	18,488,706	—	—	20,531,188	—	—

—	—	—	—	—	—	—

21,999,851	25,608,709	—	—	29,141,492	—	—
15,093,885	17,305,970	—	—	20,629,829	—	—

$37,093,736	$42,914,679	$—	$—	$49,771,321	$—	$—

$87,188	$(835,322)	$(1,062)	$2,087	$39,209	$(1,147)	$(4,159)
436,823	485,810	15	(10,345)	1,263,905	—	(2,874)
1,145,017	3,232,640	—	1,855	—	42	4,792
1,342,336	963,616	(25,372)	(43,541)	5,382,014	4,500	32,127

3,011,364	3,846,744	(26,419)	(49,944)	6,685,128	3,395	29,886

17,803,333	22,398,549	837,946	2,412,888	24,079,701	158,897	986,239
(311,647)	651,227	80,558	(282,815)	(2,406,431)	26,880	137,120
(131,915)	(138,450)	—	—	(174,131)	—	(9,742)
(589,170)	(697,312)	(4,577)	(16,768)	(794,695)	—	(1,690)
(3,159)	(3,575)	—	—	(4,076)	—	—
(531,946)	(584,569)	147	(35)	(710,479)	—	(27)

16,235,496	21,625,870	914,074	2,113,270	19,989,889	185,777	1,111,900

—	—	—	—	—	—	—

19,246,860	25,472,614	887,655	2,063,326	26,675,017	189,172	1,141,786
37,093,736	42,914,679	—	—	49,771,321	—	—

$56,340,596	$68,387,293	$887,655	$2,063,326	$76,446,338	$189,172	$1,141,786

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	ALPS/Alerian Energy Infrastructure	Deutsche Alternative Asset Allocation VIP Class B

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2013 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2012	—	—

Net Assets at December 31, 2013	$—	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,017)	$(775)
Net realized gain/(loss) from sale of investments	953	12
Reinvested realized gain distributions	4,746	181
Net change in unrealized appreciation/(depreciation) of investments	(28,817)	(3,969)

Net increase/(decrease) resulting from operations	(26,135)	(4,551)

2014 Contract Transactions
Contract purchase payments	727,522	211,561
Transfers between investment divisions, net	107,062	37,103
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(6,903)	(1,795)
Contract fees	—	—
Transfers–other	(25)	—

Net increase/(decrease) from contract transactions	827,656	246,869

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	801,521	242,318
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$801,521	$242,318

See notes to financial statements.

B-54

Investment Divisions
Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi-Strategy VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—

$(9,923)	$(1,414)	$7	$(5,983)	$1,425	$3,304	$(1,289)
(4,100)	12	—	(1,547)	19	94	277
43,050	2,217	10,257	106,459	685	2,107	—
99,587	12,642	(10,438)	(10,049)	1,915	(10,202)	36,118

128,614	13,457	(174)	88,880	4,044	(4,697)	35,106

1,679,522	189,317	274,378	926,542	154,996	380,187	277,500
171,024	100,143	19,197	167,646	49,569	75,964	28,133
—	—	—	—	—	—	—
(39,483)	(373)	—	(15,379)	(794)	(5,089)	(6,044)
—	—	—	—	—	—	—
(192)	2	—	(413)	—	(7)	—

1,810,871	289,089	293,575	1,078,396	203,771	451,055	299,589

—	—	—	—	—	—	—

1,939,485	302,546	293,401	1,167,276	207,815	446,358	334,695
—	—	—	—	—	—	—

$1,939,485	$302,546	$293,401	$1,167,276	$207,815	$446,358	$334,695

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2013 and 2014 (continued)

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT U.S. Long Short Equity

2013 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2013 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2012	—	—

Net Assets at December 31, 2013	$—	$—

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,818)	$(1,873)
Net realized gain/(loss) from sale of investments	147	(65)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	11,021	17,258

Net increase/(decrease) resulting from operations	9,350	15,320

2014 Contract Transactions
Contract purchase payments	284,941	312,547
Transfers between investment divisions, net	(3,970)	83,576
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	(5,083)
Contract fees	—	—
Transfers–other	—	22

Net increase/(decrease) from contract transactions	280,971	391,062

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	290,321	406,382
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$290,321	$406,382

See notes to financial statements.

B-56

Investment Divisions
T. Rowe Price Health Sciences Portfolio II	UIF Emerging Markets Equity Class II	Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$—	$—	$—	$—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—

$—	$—	$—	$—

$(4,553)	$(3,515)	$(3,697)	$1,179
3,563	(198)	(1,308)	1,525
67,322	—	—	52,351
45,553	(70,568)	(150,506)	3,168

111,885	(74,281)	(155,511)	58,223

689,498	915,583	719,784	506,475
167,608	64,741	(3,115)	38,458
—	(9,185)	—	—
(989)	(11,517)	(8,540)	(1,726)
—	—	—	—
(394)	—	(477)	62

855,723	959,622	707,652	543,269

—	—	—	—

967,608	885,341	552,141	601,492
—	—	—	—

$967,608	$885,341	$552,141	$601,492

B-57

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2014)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred thirteen investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. International Growth Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Comstock Fund Series II

Invesco V.I. American Value Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

Alger Capital Appreciation Portfolio Class S

AllianceBernstein VPS Growth & Income Portfolio Class B

AllianceBernstein VPS International Value Portfolio Class B

AllianceBernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth Portfolio Class B

AllianceBernstein VPS Real Estate Investment Portfolio Class B

AllianceBernstein VPS Value Portfolio Class B

AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Large Cap Core V.I. Fund Class III

BlackRock Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio – Asset Allocation Fund Class 2

Columbia Variable Portfolio – Small Cap Value Fund Class 2

Columbia Variable Portfolio – Small Company Growth Fund Class 2

Columbia Variable Portfolio – Marsico 21st Century Fund Class 2

Columbia Variable Portfolio – Marsico Growth Fund Class 2

Columbia Variable Portfolio – Seligman Global Technology Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Wells Fargo Advantage VT International Equity Fund Class 2

Wells Fargo Advantage VT Small Cap Value Fund Class 2

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)

B-58

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)

Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)

Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)

Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)

Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)

Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)

Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)

Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)

MFS Research Bond Series Service Class

MFS Core Equity Series Service Class

MFS Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Value Series Service Class

MFS Technology Portfolio Service Class

MFS International Value Portfolio Service Class

Oppenheimer Capital Appreciation Fund/VA Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small-Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Pioneer Disciplined Value VCT Portfolio Class II

Pioneer Equity Income VCT Portfolio Class II

Pioneer Fund VCT Portfolio Class II

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Dreyfus Appreciation Portfolio Service Class

Ivy Funds VIP Mid Cap Growth Portfolios

Ivy Funds VIP Global Bond Fund

Ivy Funds VIP High Income Fund

Putnam VT Equity Income Fund IB Shares

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Small Cap Value Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)

The Merger Fund VL

Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)

T. Rowe Price Health Sciences Portfolio II

UIF Emerging Markets Equity Portfolio Class II

Van Eck VIP Global Hard Assets Service Class

Virtus Real Estate Securities Series

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit

B-59

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

or guaranteed minimum withdrawal benefit) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2014, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2014, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2014, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $6,694,753,333.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also

B-60

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2014, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2014, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 12, 2015, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-61

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$56,489,818	$54,111,219
RS S&P 500 Index VIP Series	2,709,855	13,142,491
RS High Yield VIP Series	4,763,146	4,890,817
RS Low Duration Bond VIP Series	39,863,662	13,935,049
RS Small Cap Growth Equity VIP Series	5,691,846	3,866,703
RS International VIP Series	9,528,922	8,919,107
RS Emerging Markets VIP Series	3,399,783	3,014,506
RS Investment Quality Bond VIP Series	65,925,405	43,971,876
RS Money Market VIP Series	8,357,324	9,684,559
Gabelli Capital Asset Fund	1,214,367	2,499,382
Value Line Centurion Fund	26,680	208,336
Value Line Strategic Asset Management Trust	1,112,340	1,046,783
Invesco V.I. American Franchise Fund Series II	349,419	2,527,588
Invesco V.I. Value Opportunities Fund Series II	91,059	282,531
Invesco V.I. Global Real Estate Fund Series II	87,056	131,519
Invesco V.I. Government Securities Fund Series II	210,033	1,187,097
Invesco V.I. Mid Cap Core Equity Fund Series II	14,600,096	2,603,621
Invesco V.I. Core Equity Fund Series II	30,459,209	9,081,208
Invesco V.I. International Growth Fund Series II	30,870,717	6,463,817
Invesco V.I. Small Cap Equity Fund Series II	17,696,948	4,486,108
Invesco V.I. Comstock Fund Series II	33,062,809	13,174,106
Invesco V.I. American Value Fund Series II	12,595,022	3,192,162
Invesco V.I. Growth and Income Fund Series II	1,121,189	1,815,124
Invesco V.I. Balanced-Risk Allocation Fund Series II	988,790	22,630
Alger Capital Appreciation Portfolio Class S	1,027,030	822,045
AllianceBernstein VPS Growth & Income Portfolio Class B	213,751	498,587
AllianceBernstein VPS International Value Portfolio Class B	6,725,490	3,009,122
AllianceBernstein VPS Large Cap Growth Portfolio Class B	124,504	539,576
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	62,917	233,275
AllianceBernstein VPS Real Estate Investment Portfolio Class B	1,426,390	1,142,180
AllianceBernstein VPS Value Portfolio Class B	124,998	335,933
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	586,134	5,025
BlackRock Capital Appreciation V.I. Fund Class III	60,752,135	21,176,920
BlackRock Global Allocation V.I. Fund Class III	1,598,161	840,721
BlackRock Large Cap Core V.I. Fund Class III	57,449,923	31,362,998
BlackRock Large Cap Value V.I. Fund Class III	368,870	221,887
Columbia Variable Portfolio – Asset Allocation Fund Class 2	65,473	31,858
Columbia Variable Portfolio – Small Cap Value Fund Class 2	24,911,539	7,617,515
Columbia Variable Portfolio – Small Company Growth Fund Class 2	61,105	31,870
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	104,998	103,780
Columbia Variable Portfolio – Marsico Growth Fund Class 2	1,183,250	55,164
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	6,372,834	12,410,868
Davis Financial Portfolio	515,938	446,804
Davis Real Estate Portfolio	155,193	646,962
Davis Value Portfolio	11,851,959	10,609,129
Wells Fargo Advantage VT International Equity Fund Class 2	42,080,937	11,061,792
Wells Fargo Advantage VT Small Cap Value Fund Class 2	20,490	34,460
Fidelity VIP Balanced Portfolio Service Class 2	973,455	673,563
Fidelity VIP Contrafund Portfolio Service Class 2	49,242,157	66,625,001
Fidelity VIP Equity-Income Portfolio Service Class 2	1,168,344	4,661,997
Fidelity VIP Growth Portfolio Service Class 2	430,221	355,554
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	4,990,050	14,194,876

B-62

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	Purchases	Sales
Fidelity VIP Mid Cap Portfolio Service Class 2	$9,306,109	$22,667,590
Fidelity VIP Overseas Portfolio Service Class 2	97,567	76,792
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2,681,691	74,948
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	2,587,499	1,332,554
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	248,583	1,612,918
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)	40,697,791	1,831,543
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	933,012	639,577
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	420,842	437,568
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	42,647,054	13,596,223
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	1,058,080	7,326,083
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	15,568,352	10,978,758
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)	3,647,465	94,985
MFS Research Bond Series Service Class	18,060,609	3,354,551
MFS Core Equity Series Service Class	14,815	53,332
MFS Growth Series Service Class	495,980	529,624
MFS Investors Trust Series Service Class	88,716	287,619
MFS New Discovery Series Service Class	33,263,940	794,080
MFS Strategic Income Portfolio Service Class	95,189	539,125
MFS Total Return Series Service Class	813,123	4,470,788
MFS Utilities Series Service Class	14,832,757	9,136,610
MFS Value Series Service Class	192,829	362,970
MFS Technology Portfolio Service Class	8,527,229	1,914,126
MFS New Discovery Portfolio Service Class	12,392,280	24,872,287
MFS International Value Portfolio Service Class	1,314,787	65,581
Oppenheimer Capital Appreciation Fund/VA Service Class	4,960,869	16,593,816
Oppenheimer International Growth Fund/VA Service Class	1,641,704	190,021
Oppenheimer Main Street Small-Cap Fund/VA Service Class	52,912,528	21,303,133
Oppenheimer Global Strategic Income Fund/VA Service Class	44,896,352	17,811,485
PIMCO Low Duration Portfolio Advisor Class	219,326	841,513
PIMCO Real Return Portfolio Advisor Class	166,346	605,256
PIMCO Total Return Portfolio Advisor Class	102,614,854	24,205,410
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	334,783	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	426,010	1,000
Pioneer Disciplined Value VCT Portfolio Class II	25,304,532	19,627,135
Pioneer Equity Income VCT Portfolio Class II	38,722,317	6,029,460
Pioneer Fund VCT Portfolio Class II	61,182	1,927
Pioneer Mid Cap Value VCT Portfolio Class II	27,149,523	19,772,966
Pioneer Bond VCT Portfolio Class II	2,264,199	179,093
American Century VP Mid Cap Value Fund Class II	28,928,441	4,261,829
American Century VP Inflation Protection Fund Class II	2,141,957	16,143
Dreyfus Appreciation Portfolio Service Class	20,143,724	2,674,783
Ivy Funds VIP Mid Cap Growth Portfolios	25,960,136	1,925,626
Ivy Funds VIP Global Bond Fund	925,980	10,105
Ivy Funds VIP High Income Fund	2,470,443	347,023
Putnam VT Equity Income Fund IB Shares	24,012,207	3,967,813
Putnam VT Absolute Return 500 Fund Class IB	185,820	—
Putnam VT Small Cap Value Fund Class IB	1,127,069	11,280

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	Purchases	Sales
ALPS/Alerian Energy Infrastructure Portfolio Class III	$838,401	$6,116
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	249,334	1,795
Janus Aspen Enterprise Portfolio Service Shares	1,921,553	72,427
Janus Aspen Global Technology Portfolio Service Shares	291,605	300
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	304,855	—
ClearBridge Variable Small Cap Growth Portfolio Class II	1,212,102	29,247
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	207,860	794
The Merger Fund VL	464,947	6,538
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	305,617	6,029
Guggenheim VT Multi-Hedge Strategies Fund	294,801	13,830
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)	396,129	5,068
T. Rowe Price Health Sciences Portfolio II	961,890	40,844
UIF Emerging Markets Equity Portfolio Class II	976,803	18,056
Van Eck VIP Global Hard Assets Service Class	734,511	28,859
Virtus Real Estate Securities Series	619,996	21,397

Total	$1,243,140,746	$641,686,150

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2013 and 2014, contract fees amounted to $653,358 and $652,677, respectively.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

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e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.5%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There is an additional charge applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2014.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 2.15% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2013 and 2014, these rider fees amounted to $54,850,302 and $65,840,587, respectively, and are included in the “Transfers- Other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

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December 31, 2014 (continued)

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and served as the sole distributor of the RS funds until May 31, 2014. RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, serves as the sole distributor of the RS funds as of June 1, 2014. In addition, RS Investments and GIS also have the roles described below.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series • RS Small Cap Growth Equity VIP Series	• RS Emerging Markets VIP Series • RS International VIP Series

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series • RS S&P 500 Index VIP Series	• RS Low Duration Bond VIP Series • RS Money Market VIP Series

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Fund’s average daily net assets. The sub-advisory fee payable to GIS by RS Investments also covers the administrative and accounting services provided by GIS to the RS Funds.

RS Fund	Sub-Adviser	Advisory Fee Rate	Sub-Advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	GIS	0.25%	0.070%
RS High Yield VIP Series	GIS	0.60%	0.168%
RS Low Duration Bond VIP Series	GIS	0.45%	0.126%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International VIP Series	None	0.80%	N/A
RS Emerging Markets VIP Series	None	1.00%	N/A
RS Investment Quality Bond VIP Series	GIS	0.50%	0.140%
RS Money Market VIP Series	GIS	0.45%	0.126%

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co., LLC, Invesco Advisers, Inc., Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Waddell & Reed Investment Management Company, American Century Investment Management, Inc., The Dreyfus Corporation, Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC,

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December 31, 2014 (continued)

Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., Van Eck Associates Corporation, and Virtus Investment Partners, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share				None
C Share				None

*	0% and thereafter

For the years ended December 31, 2013 and 2014, contingent deferred sales charges were $2,751,594 and $2,986,064.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2014 and 2013, were as follows:

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	243,281	2,338,322	(2,095,041)	322,125	3,266,750	(2,944,625)
RS S&P 500 Index VIP Series	68,110	641,936	(573,826)	169,457	496,054	(326,597)
RS High Yield VIP Series	56,177	133,925	(77,748)	71,084	169,801	(98,717)
RS Low Duration Bond VIP Series	3,680,255	1,175,370	2,504,885	4,846,542	908,735	3,937,807
RS Small Cap Growth Equity VIP Series	106,906	136,649	(29,743)	106,129	115,891	(9,762)
RS International VIP Series	208,750	427,117	(218,367)	33,361	397,055	(363,694)
RS Emerging Markets VIP Series	214,612	98,328	116,284	165,231	131,171	34,060
RS Investment Quality Bond VIP Series	4,709,578	3,174,033	1,535,545	8,844,054	2,347,897	6,496,157
RS Money Market VIP Series	444,082	520,438	(76,356)	239,889	683,091	(443,202)
Gabelli Capital Asset Fund	14,733	104,978	(90,245)	28,341	90,222	(61,881)
Value Line Centurion Fund	1,725	12,879	(11,154)	6,409	7,665	(1,256)
Value Line Strategic Asset Management Trust	7,815	47,041	(39,226)	9,694	50,156	(40,462)
Invesco V.I. American Franchise Fund Series II	5,571	156,180	(150,609)	6,106	283,855	(277,749)
Invesco V.I. Value Opportunities Fund Series II	2,209	16,327	(14,118)	3,660	18,068	(14,408)

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December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Global Real Estate Fund Series II	2,686	4,881	(2,195)	2,853	5,775	(2,922)
Invesco V.I. Government Securities Fund Series II	4,195	86,439	(82,244)	8,028	114,941	(106,913)
Invesco V.I. Mid Cap Core Equity Fund Series II	682,861	120,398	562,463	669,696	138,299	531,397
Invesco V.I. Core Equity Fund Series II	1,984,327	405,177	1,579,150	2,071,866	371,514	1,700,352
Invesco V.I. International Growth Fund Series II	2,183,650	297,057	1,886,593	1,737,766	224,920	1,512,846
Invesco V.I. Small Cap Equity Fund Series II	788,926	130,340	658,586	734,609	288,840	445,769
Invesco V.I. Comstock Fund Series II	2,073,666	774,955	1,298,711	2,136,185	773,944	1,362,241
Invesco V.I. American Value Fund Series II	601,478	133,958	467,520	655,189	116,184	539,005
Invesco V.I. Growth and Income Fund Series II	3,909	91,566	(87,657)	9,585	86,520	(76,935)
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,677	1,333	86,344	—	—	—
Alger Capital Appreciation Portfolio Class S	17,209	27,457	(10,248)	10,659	28,978	(18,319)
AllianceBernstein VPS Growth & Income Portfolio Class B	9,003	26,286	(17,283)	11,880	38,473	(26,593)
AllianceBernstein VPS International Value Portfolio Class B	300,902	121,326	179,576	19,208	247,460	(228,252)
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2,331	25,039	(22,708)	2,336	7,529	(5,193)
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2,740	14,649	(11,909)	3,409	43,779	(40,370)
AllianceBernstein VPS Real Estate Investment Portfolio Class B	3,858	44,320	(40,462)	12,879	48,398	(35,519)
AllianceBernstein VPS Value Portfolio Class B	2,124	17,843	(15,719)	3,425	22,470	(19,045)
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B	51,333	82	51,251	4,656	33	4,623
BlackRock Capital Appreciation V.I. Fund Class III	1,864,584	875,089	989,495	2,157,406	892,118	1,265,288
BlackRock Global Allocation V.I. Fund Class III	70,037	48,533	21,504	80,059	19,920	60,139
BlackRock Large Cap Core V.I. Fund Class III	1,257,263	1,434,055	(176,792)	1,435,770	1,340,676	95,094
BlackRock Large Cap Value V.I. Fund Class III	4,691	6,335	(1,644)	7,751	4,993	2,758
Columbia Variable Portfolio – Asset Allocation Fund Class 2	809	636	173	12,296	6,406	5,890
Columbia Variable Portfolio – Small Cap Value Fund Class 2	713,022	190,113	522,909	703,220	618,553	84,667
Columbia Variable Portfolio – Small Company Growth Fund Class 2	1,851	777	1,074	2,225	532	1,693
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	1,439	1,818	(379)	1,174	395	779
Columbia Variable Portfolio – Marsico Growth Fund Class 2	45,667	1,582	44,085	497	3,231	(2,734)
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	28,577	474,426	(445,849)	43,595	133,486	(89,891)
Davis Financial Portfolio	7,572	24,384	(16,812)	10,155	17,124	(6,969)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Davis Real Estate Portfolio	5,359	38,930	(33,571)	4,508	77,491	(72,983)
Davis Value Portfolio	14,575	644,382	(629,807)	25,273	882,603	(857,330)
Wells Fargo Advantage VT International Equity Fund Class 2	2,070,641	607,896	1,462,745	192,892	1,040,398	(847,506)
Wells Fargo Advantage VT Small Cap Value Fund Class 2	237	721	(484)	1,507	176	1,331
Fidelity VIP Balanced Portfolio Service Class 2	21,473	39,598	(18,125)	17,495	34,508	(17,013)
Fidelity VIP Contrafund Portfolio Service Class 2	2,586,029	2,943,466	(357,437)	2,960,211	2,631,968	328,243
Fidelity VIP Equity-Income Portfolio Service Class 2	3,368	253,005	(249,637)	9,882	286,651	(276,769)
Fidelity VIP Growth Portfolio Service Class 2	28,055	20,666	7,389	3,895	24,640	(20,745)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	275,933	990,969	(715,036)	992,498	555,404	437,094
Fidelity VIP Mid Cap Portfolio Service Class 2	95,096	755,020	(659,924)	138,923	1,657,953	(1,519,030)
Fidelity VIP Overseas Portfolio Service Class 2	3,959	2,839	1,120	1,412	3,739	(2,327)
Fidelity VIP Growth Opportunities Portfolio Service Class 2	214,566	3,272	211,294	—	—	—
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	164,337	70,891	93,446	172,635	36,068	136,567
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	6,163	90,862	(84,699)	16,260	88,480	(72,220)
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)	2,369,190	113,048	2,256,142	1,670,979	154,660	1,516,319
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	32,764	29,595	3,169	41,092	11,113	29,979
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	12,320	15,554	(3,234)	8,728	2,791	5,937
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	3,789,408	1,166,630	2,622,778	5,648,327	841,992	4,806,335
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	4,171	375,274	(371,103)	9,904	231,476	(221,572)
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	213,810	306,557	(92,747)	51,768	897,387	(845,619)
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)	300,256	2,749	297,507	—	—	—
MFS Research Bond Series Service Class	1,619,431	294,554	1,324,877	2,282,020	242,316	2,039,704
MFS Core Equity Series Service Class	559	2,660	(2,101)	805	2,459	(1,654)
MFS Growth Series Service Class	12,196	19,685	(7,489)	12,429	23,539	(11,110)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
MFS Investors Trust Series Service Class	265	14,739	(14,474)	1,382	9,094	(7,712)
MFS New Discovery Series Service Class	1,075,545	41,003	1,034,542	20,327	9,249	11,078
MFS Strategic Income Portfolio Service Class	1,923	32,968	(31,045)	5,905	32,261	(26,356)
MFS Total Return Series Service Class	6,427	272,108	(265,681)	39,952	200,395	(160,443)
MFS Utilities Series Service Class	603,320	323,039	280,281	677,318	178,264	499,054
MFS Value Series Service Class	5,029	14,216	(9,187)	10,899	1,829	9,070
MFS Technology Portfolio Service Class	737,770	109,798	627,972	842,575	96,903	745,672
MFS New Discovery Portfolio Service Class	280,756	920,908	(640,152)	334,014	48,856	285,158
MFS International Value Portfolio Service Class	111,361	945	110,416	—	—	—
Oppenheimer Capital Appreciation Fund/VA Service Class	20,174	562,249	(542,075)	34,634	391,454	(356,820)
Oppenheimer International Growth Fund/VA Service Class	126,612	5,728	120,884	4,250	4,938	(688)
Oppenheimer Main Street Small-Cap Fund/VA Service Class	1,223,301	525,071	698,230	1,370,564	1,353,230	17,334
Oppenheimer Global Strategic Income Fund/VA Service Class	2,922,303	1,100,540	1,821,763	4,599,850	799,213	3,800,637
PIMCO Low Duration Portfolio Advisor Class	8,157	59,709	(51,552)	39,998	30,255	9,743
PIMCO Real Return Portfolio Advisor Class	8,687	41,152	(32,465)	8,834	72,727	(63,893)
PIMCO Total Return Portfolio Advisor Class	9,173,942	1,977,277	7,196,665	12,388,067	1,431,295	10,956,772
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	31,339	—	31,339	—	—	—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	42,523	—	42,523	—	—	—
Pioneer Disciplined Value VCT Portfolio Class II	119,766	976,176	(856,410)	175,870	898,410	(722,540)
Pioneer Equity Income VCT Portfolio Class II	2,525,440	296,015	2,229,425	2,775,770	218,250	2,557,520
Pioneer Fund VCT Portfolio Class II	3,106	47	3,059	458	137	321
Pioneer Mid Cap Value VCT Portfolio Class II	89,383	852,792	(763,409)	133,796	1,209,434	(1,075,638)
Pioneer Bond VCT Portfolio Class II	226,971	30,050	196,921	—	—	—
American Century VP Mid Cap Value Fund Class II	1,358,334	201,199	1,157,135	1,263,240	134,512	1,128,728
American Century VP Inflation Protection Fund Class II	210,838	1,686	209,152	—	—	—
Dreyfus Appreciation Portfolio Service Class	360,426	30,521	329,905	409,657	14,067	395,590
Ivy Funds VIP Mid Cap Growth Portfolios	2,112,981	131,606	1,981,375	2,126,277	209,830	1,916,447
Ivy Funds VIP Global Bond Fund	88,458	574	87,884	—	—	—
Ivy Funds VIP High Income Fund	226,354	31,592	194,762	—	—	—
Putnam VT Equity Income Fund IB Shares	1,130,623	190,565	940,058	1,250,663	126,535	1,124,128
Putnam VT Absolute Return 500 Fund Class IB	18,089	—	18,089	—	—	—
Putnam VT Small Cap Value Fund Class IB	96,871	982	95,889	—	—	—

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NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

	2014			2013
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
ALPS/Alerian Energy Infrastructure Portfolio Class III	65,811	526	65,285	—	—	—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)	23,442	171	23,271	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	154,778	3,265	151,513	—	—	—
Janus Aspen Global Technology Portfolio Service Shares	22,972	29	22,943	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)	25,868	—	25,868	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	95,564	1,329	94,235	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)	18,221	70	18,151	—	—	—
The Merger Fund VL	44,235	635	43,600	—	—	—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)	32,203	631	31,572	—	—	—
Guggenheim VT Multi-Hedge Strategies Fund	29,695	1,414	28,281	—	—	—
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)	37,548	482	37,066	—	—	—
T. Rowe Price Health Sciences Portfolio II	61,098	251	60,847	—	—	—
UIF Emerging Markets Equity Portfolio Class II	92,399	1,984	90,415	—	—	—
Van Eck VIP Global Hard Assets Service Class	62,160	1,424	60,736	—	—	—
Virtus Real Estate Securities Series	48,410	160	48,250	—	—	—

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Large Cap Alpha VIP Series	2014	17,298,108	$16.57	to	$23.79	$401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
	2013	19,393,149	14.91	to	21.22	402,555,127	1.30%	to	2.15%	1.25%	35.74%	to	36.91%
	2012	22,337,774	10.99	to	15.50	339,144,704	1.30%	to	2.15%	2.13%	9.86%	to	15.00%
	2011	19,186,036	11.46	to	13.48	252,476,928	1.30%	to	2.20%	1.17%	-11.21%	to	-10.40%
	2010	13,851,328	12.91	to	15.04	201,832,522	1.30%	to	2.20%	2.81%	14.49%	to	15.53%

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS S&P 500 Index VIP Series	2014	2,835,392	$15.33	to	$25.77	$57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
	2013	3,409,218	13.81	to	23.02	61,593,094	1.30%	to	2.15%	1.83%	29.18%	to	30.30%
	2012	3,735,815	10.69	to	17.67	51,372,837	1.30%	to	2.15%	2.10%	6.94%	to	14.17%
	2011	3,427,819	12.20	to	15.47	39,053,947	1.30%	to	2.05%	1.81%	-0.13%	to	0.62%
	2010	3,569,472	12.22	to	15.38	40,314,235	1.30%	to	2.05%	1.76%	13.28%	to	22.21%
RS High Yield VIP Series	2014	1,023,323	$12.57	to	$17.57	$16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
	2013	1,101,071	12.97	to	17.96	18,295,023	1.30%	to	2.30%	6.52%	4.50%	to	5.55%
	2012	1,199,788	12.41	to	17.01	19,060,033	1.30%	to	2.30%	6.53%	11.94%	to	13.07%
	2011	1,246,658	11.09	to	15.05	17,630,612	1.30%	to	2.30%	7.44%	1.81%	to	2.84%
	2010	1,370,796	10.91	to	14.63	18,922,007	1.30%	to	2.05%	9.28%	9.06%	to	12.24%
RS Low Duration Bond VIP Series	2014	23,625,790	$9.73	to	$10.89	$249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
	2013	21,120,905	10.88	to	10.93	225,959,614	1.30%	to	2.20%	1.78%	-1.95%	to	-1.06%
	2012	17,183,098	11.05	to	11.10	187,703,026	1.30%	to	2.20%	2.20%	0.90%	to	1.82%
	2011	11,424,015	10.85	to	11.00	124,148,381	1.30%	to	2.20%	2.80%	-0.32%	to	0.59%
	2010	7,349,430	10.79	to	11.04	79,790,196	1.30%	to	2.20%	3.86%	2.29%	to	3.21%
RS Small Cap Growth Equity VIP Series	2014	902,767	$22.30	to	$32.46	$20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
	2013	932,510	20.70	to	29.86	20,544,629	1.30%	to	2.20%	0.00%	46.85%	to	48.18%
	2012	942,272	14.10	to	20.15	14,325,949	1.30%	to	2.20%	0.00%	12.97%	to	13.99%
	2011	970,328	12.48	to	17.68	12,973,252	1.30%	to	2.20%	0.00%	-4.42%	to	-3.55%
	2010	1,067,621	13.06	to	18.33	14,772,686	1.30%	to	2.20%	0.00%	24.78%	to	25.92%
RS International VIP Series	2014	3,007,222	$13.55	to	$19.97	$50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%
	2013	3,225,589	14.65	to	21.37	57,789,490	1.30%	to	2.30%	1.36%	17.36%	to	18.55%
	2012	3,589,283	12.48	to	18.03	54,372,625	1.30%	to	2.30%	1.15%	15.64%	to	16.81%
	2011	3,785,517	10.79	to	15.43	49,171,582	1.30%	to	2.30%	1.16%	-13.67%	to	-12.80%
	2010	3,858,604	14.22	to	17.70	57,586,015	1.30%	to	2.20%	1.66%	11.69%	to	12.71%
RS Emerging Markets VIP Series	2014	981,446	$9.55	to	$20.39	$15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
	2013	865,162	10.15	to	21.45	16,679,140	1.30%	to	2.30%	0.24%	-5.68%	to	-4.73%
	2012	831,102	10.77	to	22.52	18,625,715	1.30%	to	2.30%	0.65%	10.98%	to	12.11%
	2011	872,383	9.70	to	20.09	18,511,617	1.30%	to	2.30%	0.00%	-22.78%	to	-22.00%
	2010	933,869	25.75	to	28.06	26,713,897	1.30%	to	2.20%	2.79%	16.53%	to	17.58%
RS Investment Quality Bond VIP Series	2014	40,659,283	$10.16	to	$13.11	$514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
	2013	39,123,738	12.58	to	12.62	484,217,102	1.30%	to	2.20%	2.83%	-3.78%	to	-2.90%
	2012	32,627,581	12.96	to	13.11	425,023,380	1.30%	to	2.20%	3.16%	4.03%	to	4.98%
	2011	25,550,993	12.34	to	12.60	326,111,008	1.30%	to	2.20%	4.01%	4.73%	to	5.68%
	2010	21,290,904	11.68	to	12.03	260,432,200	1.30%	to	2.20%	4.25%	5.36%	to	6.32%
RS Money Market VIP Series	2014	2,060,561	$9.01	to	$9.26	$19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2013	2,136,917	9.22	to	9.38	20,761,236	1.30%	to	2.30%	0.01%	-2.28%	to	-1.29%
	2012	2,580,119	9.44	to	9.51	25,515,700	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2011	2,925,133	9.63	to	9.71	28,984,880	1.30%	to	2.20%	0.04%	-2.16%	to	-1.27%
	2010	1,798,924	9.76	to	9.92	18,468,432	1.30%	to	2.20%	0.02%	-2.17%	to	-1.28%
Gabelli Capital Asset Fund	2014	449,020	$19.34	to	$21.53	$9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
	2013	539,265	20.16	to	21.73	11,592,879	1.45%	to	2.20%	0.66%	34.53%	to	35.54%
	2012	601,146	14.99	to	16.03	9,538,643	1.45%	to	2.20%	1.44%	14.77%	to	15.63%
	2011	691,201	13.06	to	13.86	9,498,729	1.45%	to	2.20%	0.42%	-2.44%	to	-1.71%
	2010	832,664	13.39	to	14.10	11,650,361	1.45%	to	2.20%	0.44%	27.05%	to	28.01%
Value Line Centurion Fund	2014	74,386	$14.75	to	$15.58	$1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
	2013	85,540	13.43	to	14.47	1,229,763	1.45%	to	2.20%	0.55%	28.10%	to	29.07%
	2012	86,796	10.48	to	11.21	966,622	1.45%	to	2.20%	0.00%	12.76%	to	13.61%
	2011	104,119	9.30	to	9.87	1,020,921	1.45%	to	2.20%	0.00%	2.89%	to	3.67%
	2010	113,823	9.04	to	9.52	1,072,487	1.45%	to	2.20%	2.24%	23.00%	to	23.93%
Value Line Strategic Asset Management Trust	2014	390,550	$16.84	to	$21.55	$7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
	2013	429,776	17.14	to	20.13	7,954,401	1.30%	to	2.20%	0.82%	18.97%	to	20.05%
	2012	470,238	14.41	to	16.76	7,259,655	1.30%	to	2.20%	0.64%	12.90%	to	13.93%
	2011	506,904	12.76	to	14.71	6,875,802	1.30%	to	2.20%	0.57%	1.41%	to	2.33%
	2010	539,973	12.58	to	14.38	7,143,065	1.30%	to	2.20%	0.82%	12.69%	to	13.71%
Invesco V.I. American Franchise Fund Series II	2014	702,718	$13.22	to	$13.96	$9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
	2013	853,327	12.46	to	13.10	11,150,763	1.45%	to	1.95%	0.24%	37.08%	to	37.77%
	2012	1,131,076	8.89	to	9.51	10,730,693	1.45%	to	2.20%	0.00%	9.78%	to	10.61%
	2011	1,228,191	8.10	to	8.59	10,537,445	1.45%	to	2.20%	0.00%	-10.13%	to	-9.45%
	2010	1,263,789	9.01	to	9.49	11,975,727	1.45%	to	2.20%	0.53%	12.69%	to	13.53%

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Value Opportunities Fund Series II	2014	116,408	$12.85	to	$13.58	$1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
	2013	130,526	12.32	to	12.95	1,664,876	1.45%	to	1.95%	1.20%	30.68%	to	31.34%
	2012	144,934	9.43	to	9.86	1,408,552	1.45%	to	1.95%	1.22%	15.36%	to	15.94%
	2011	155,968	8.17	to	8.50	1,309,560	1.45%	to	1.95%	0.62%	-5.27%	to	-4.80%
	2010	185,498	8.63	to	8.93	1,636,512	1.45%	to	1.95%	0.35%	4.87%	to	5.39%
Invesco V.I. Global Real Estate Fund Series II	2014	31,647	$15.82	to	$23.14	$668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
	2013	33,842	14.13	to	20.51	635,556	1.30%	to	2.05%	3.81%	0.34%	to	1.11%
	2012	36,764	14.08	to	20.28	676,951	1.30%	to	2.05%	0.51%	25.23%	to	26.18%
	2011	24,612	11.24	to	16.07	366,080	1.30%	to	2.05%	4.08%	-8.63%	to	-7.94%
	2010	15,513	12.33	to	17.46	256,882	1.30%	to	1.70%	6.21%	15.71%	to	23.26%
Invesco V.I. Government Securities Fund Series II	2014	335,094	$11.94	to	$12.55	$4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%
	2013	417,338	11.38	to	12.26	5,087,834	1.45%	to	2.20%	3.08%	-4.98%	to	-4.26%
	2012	524,251	11.97	to	12.80	6,681,779	1.45%	to	2.20%	2.81%	-0.02%	to	0.73%
	2011	650,012	11.97	to	12.71	8,230,887	1.45%	to	2.20%	2.33%	5.28%	to	6.07%
	2010	429,223	11.37	to	11.98	5,124,315	1.45%	to	2.20%	4.48%	2.80%	to	3.58%
Invesco V.I. Mid Cap Core Equity Fund Series II	2014	2,892,289	$13.41	to	$20.17	$46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
	2013	2,329,826	14.74	to	19.62	38,266,281	1.30%	to	2.05%	0.55%	25.84%	to	26.79%
	2012	1,798,429	11.72	to	15.48	24,996,643	1.30%	to	2.05%	0.00%	8.35%	to	9.18%
	2011	593,142	10.81	to	14.17	8,171,368	1.30%	to	2.05%	0.12%	-8.41%	to	-7.72%
	2010	161,881	13.24	to	15.36	2,239,774	1.30%	to	1.95%	0.34%	11.57%	to	12.30%
Invesco V.I. Core Equity Fund Series II	2014	8,597,858	$14.28	to	$22.04	$149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
	2013	7,018,708	13.53	to	20.71	119,805,461	1.30%	to	2.15%	1.33%	26.17%	to	27.26%
	2012	5,318,356	12.70	to	16.27	77,121,452	1.30%	to	2.05%	1.07%	11.29%	to	12.13%
	2011	1,489,704	11.24	to	14.51	21,467,653	1.30%	to	1.95%	1.37%	-2.23%	to	-1.59%
	2010	29,951	11.50	to	14.74	380,413	1.30%	to	1.95%	0.83%	7.13%	to	7.83%
Invesco V.I. International Growth Fund Series II(4)	2014	10,091,560	$11.13	to	$12.85	$120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
	2013	8,204,967	11.27	to	13.12	97,861,870	1.30%	to	2.15%	1.14%	16.17%	to	17.17%
	2012	6,692,121	9.62	to	11.29	66,459,187	1.30%	to	2.15%	1.56%	12.92%	to	13.75%
	2011	2,271,830	8.41	to	8.45	19,187,996	1.30%	to	2.05%	0.00%	-15.90%	to	-15.47%
Invesco V.I. Small Cap Equity Fund Series II(4)	2014	3,830,575	$13.24	to	$14.40	$53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
	2013	3,171,989	13.14	to	14.42	43,347,681	1.30%	to	2.15%	0.00%	34.15%	to	35.30%
	2012	2,726,220	9.59	to	9.71	27,058,685	1.30%	to	2.05%	0.00%	11.33%	to	12.18%
	2011	860,726	8.61	to	8.65	7,442,421	1.30%	to	2.05%	0.00%	-13.90%	to	-13.45%
Invesco V.I. Comstock Fund Series II(4)	2014	10,622,341	$15.05	to	$15.75	$164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
	2013	9,323,630	13.98	to	14.75	133,498,348	1.30%	to	2.15%	1.50%	32.75%	to	33.89%
	2012	7,961,389	10.44	to	11.11	84,256,766	1.30%	to	2.15%	1.82%	11.11%	to	17.37%
	2011	2,660,560	8.87	to	8.89	23,642,805	1.30%	to	1.70%	0.00%	-11.30%	to	-11.05%
Invesco V.I. American Value Fund Series II	2014	2,380,756	$14.81	to	$29.46	$46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
	2013	1,913,236	13.82	to	27.27	37,187,393	1.30%	to	2.15%	0.58%	31.06%	to	32.19%
	2012	1,374,231	13.79	to	20.63	23,119,003	1.30%	to	2.05%	0.79%	14.68%	to	15.55%
	2011	380,705	12.09	to	17.85	6,766,599	1.30%	to	1.70%	1.12%	-0.88%	to	-0.48%
	2010	6,021	17.73	to	17.94	107,440	1.30%	to	1.90%	0.83%	19.87%	to	20.59%
Invesco V.I. Growth and Income Fund Series II	2014	385,978	$16.58	to	$19.26	$7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
	2013	473,635	16.49	to	17.77	8,328,202	1.45%	to	2.20%	1.25%	30.84%	to	31.83%
	2012	550,570	12.60	to	13.48	7,349,346	1.45%	to	2.20%	1.27%	11.84%	to	12.69%
	2011	647,991	11.27	to	11.96	7,673,639	1.45%	to	2.20%	1.03%	-4.40%	to	-3.68%
	2010	707,776	11.79	to	12.42	8,708,139	1.45%	to	2.20%	0.10%	9.74%	to	10.57%
Invesco V.I. Balanced-Risk Allocation Fund Series II(6)	2014	86,344	$10.73	to	$10.90	$936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
	2013	—	—		—	—	—		—	—	—		—

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Alger Capital Appreciation Portfolio Class S	2014	121,497	$20.35	to	$29.64	$3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
	2013	131,745	18.36	to	26.47	3,229,346	1.30%	to	2.30%	0.11%	31.71%	to	33.04%
	2012	150,064	13.94	to	19.90	2,750,899	1.30%	to	2.30%	0.53%	15.19%	to	16.36%
	2011	146,984	12.10	to	17.10	2,330,075	1.30%	to	2.30%	0.00%	-2.90%	to	-1.92%
	2010	141,004	15.60	to	17.43	2,291,161	1.30%	to	1.95%	0.21%	11.42%	to	12.15%
AllianceBernstein VPS Growth & Income Portfolio Class B	2014	121,286	$15.63	to	$17.56	$2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%
	2013	138,569	14.59	to	16.30	2,240,775	1.45%	to	2.00%	1.16%	31.91%	to	32.64%
	2012	165,162	11.49	to	12.29	2,007,540	1.45%	to	2.20%	1.35%	14.67%	to	15.54%
	2011	189,830	10.02	to	10.64	1,994,427	1.45%	to	2.20%	1.11%	3.75%	to	4.53%
	2010	220,861	9.66	to	10.18	2,224,447	1.45%	to	2.20%	0.00%	10.33%	to	11.16%
AllianceBernstein VPS International Value Portofolio Class B	2014	2,536,870	$12.10	to	$15.87	$39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
	2013	2,357,294	13.20	to	17.19	40,207,895	1.30%	to	2.05%	5.88%	20.22%	to	21.13%
	2012	2,585,546	10.98	to	14.19	36,462,588	1.30%	to	2.05%	1.45%	11.86%	to	12.71%
	2011	2,467,884	9.82	to	12.59	30,926,386	1.30%	to	2.05%	4.34%	-21.08%	to	-20.48%
	2010	1,709,038	12.44	to	15.84	26,982,986	1.30%	to	2.05%	3.42%	2.94%	to	24.41%
AllianceBernstein VPS Large Cap Growth Portfolio Class B	2014	108,832	$17.43	to	$18.41	$1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
	2013	131,540	15.62	to	16.41	2,149,419	1.45%	to	1.95%	0.00%	34.34%	to	35.01%
	2012	136,733	11.62	to	12.16	1,656,145	1.45%	to	1.95%	0.03%	13.86%	to	14.43%
	2011	153,180	10.16	to	10.57	1,616,417	1.45%	to	1.95%	0.09%	-5.62%	to	-5.15%
	2010	163,614	10.76	to	11.14	1,818,588	1.45%	to	1.95%	0.27%	7.70%	to	8.24%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	2014	98,970	$11.10	to	$11.73	$1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
	2013	110,879	10.80	to	11.36	1,257,681	1.45%	to	1.95%	0.02%	20.54%	to	21.14%
	2012	151,249	8.96	to	9.37	1,416,803	1.45%	to	1.95%	0.00%	11.04%	to	11.60%
	2011	155,264	8.07	to	8.40	1,303,424	1.45%	to	1.95%	0.35%	-24.90%	to	-24.52%
	2010	176,508	10.75	to	11.13	1,963,396	1.45%	to	1.95%	1.98%	16.28%	to	16.86%
AllianceBernstein VPS Real Estate Investment Portfolio Class B	2014	178,485	$24.38	to	$26.47	$4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
	2013	218,947	19.95	to	21.49	4,651,734	1.45%	to	2.20%	1.18%	1.70%	to	2.46%
	2012	254,466	19.61	to	20.98	5,262,993	1.45%	to	2.20%	0.86%	18.18%	to	19.08%
	2011	279,804	16.60	to	17.62	4,846,342	1.45%	to	2.20%	1.25%	6.37%	to	7.17%
	2010	340,012	15.60	to	16.44	5,507,157	1.45%	to	2.20%	1.22%	23.29%	to	24.22%
AllianceBernstein VPS Value Portfolio Class B	2014	93,261	$14.47	to	$15.29	$1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
	2013	108,980	12.99	to	14.00	1,501,275	1.45%	to	2.20%	2.06%	33.51%	to	34.51%
	2012	128,025	9.73	to	10.41	1,312,378	1.45%	to	2.20%	1.62%	13.01%	to	13.86%
	2011	157,035	8.61	to	9.14	1,416,232	1.45%	to	2.20%	1.23%	-5.88%	to	-5.17%
	2010	178,779	9.15	to	9.64	1,699,663	1.45%	to	2.20%	1.85%	8.98%	to	9.80%
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B(5)	2014	56,102	$10.92	to	$11.09	$631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
	2013	4,851	11.63	to	11.70	56,734	1.40%	to	1.75%	0.26%	9.97%	to	10.37%
	2012	228	10.60	to	10.60	2,419	1.40%	to	1.40%	0.00%	6.02%	to	6.02%
BlackRock Capital Appreciation V.I. Fund Class III(4)	2014	12,873,888	$12.92	to	$13.41	$179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
	2013	11,884,393	12.18	to	12.51	153,467,762	1.30%	to	2.30%	0.00%	30.34%	to	31.66%
	2012	10,619,105	9.34	to	9.50	102,802,174	1.30%	to	2.30%	0.88%	10.96%	to	12.09%
	2011	3,804,393	8.42	to	8.48	32,233,197	1.30%	to	2.30%	0.87%	-15.78%	to	-15.21%
BlackRock Global Allocation V.I. Fund Class III	2014	306,683	$12.85	to	$15.89	$4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
	2013	285,179	12.91	to	15.80	4,136,077	1.30%	to	2.30%	1.21%	11.80%	to	12.93%
	2012	225,040	11.54	to	13.99	2,988,514	1.30%	to	2.30%	1.63%	7.44%	to	8.53%
	2011	173,734	10.74	to	12.89	2,176,238	1.30%	to	2.30%	2.73%	-5.85%	to	-4.89%
	2010	100,407	13.39	to	13.55	1,352,673	1.30%	to	1.90%	1.48%	7.68%	to	8.33%

B-74

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
BlackRock Large Cap Core V.I. Fund Class III	2014	15,522,725	$15.22	to	$22.24	$320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
	2013	15,699,517	13.88	to	20.10	299,475,354	1.30%	to	2.15%	0.80%	30.36%	to	31.48%
	2012	15,604,423	10.65	to	15.29	231,796,099	1.30%	to	2.15%	1.41%	6.46%	to	10.93%
	2011	10,592,166	11.92	to	13.78	145,374,863	1.30%	to	2.05%	1.27%	0.07%	to	0.83%
	2010	5,923,190	11.92	to	13.67	80,706,503	1.30%	to	2.05%	1.39%	7.47%	to	19.17%
BlackRock Large Cap Value V.I. Fund Class III	2014	67,610	$18.35	to	$20.34	$1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%
	2013	69,254	16.77	to	18.45	1,254,036	1.30%	to	2.05%	0.95%	30.44%	to	31.43%
	2012	66,496	12.86	to	14.04	918,682	1.30%	to	2.05%	1.00%	10.94%	to	11.78%
	2011	74,503	11.59	to	12.56	918,125	1.30%	to	2.05%	1.33%	-3.11%	to	-2.38%
	2010	46,685	12.71	to	12.86	596,228	1.30%	to	1.90%	1.26%	6.41%	to	7.05%
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2014	60,310	$15.09	to	$19.77	$1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
	2013	60,137	14.06	to	18.24	1,074,661	1.30%	to	2.30%	2.15%	15.18%	to	16.34%
	2012	54,247	12.21	to	15.68	834,467	1.30%	to	2.30%	2.20%	10.17%	to	11.29%
	2011	50,098	11.08	to	14.09	695,334	1.30%	to	2.30%	2.48%	-3.35%	to	-2.37%
	2010	46,791	14.26	to	14.43	668,683	1.30%	to	1.90%	3.62%	11.11%	to	11.79%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2014	4,890,601	$14.30	to	$24.00	$99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
	2013	4,367,692	14.18	to	23.60	90,911,979	1.30%	to	2.15%	1.03%	31.17%	to	32.30%
	2012	4,283,025	10.81	to	17.84	71,165,521	1.30%	to	2.15%	0.30%	8.13%	to	9.80%
	2011	2,678,422	11.57	to	16.25	43,305,852	1.30%	to	2.05%	0.91%	-8.05%	to	-7.35%
	2010	1,640,952	12.59	to	17.54	28,688,693	1.30%	to	2.05%	0.97%	24.82%	to	25.85%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2014	15,380	$17.16	to	$22.80	$330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
	2013	14,306	18.35	to	24.28	325,302	1.30%	to	1.70%	0.00%	37.66%	to	38.21%
	2012	12,613	13.33	to	17.57	210,553	1.30%	to	1.70%	0.00%	9.81%	to	10.25%
	2011	21,844	15.65	to	15.94	336,569	1.30%	to	1.90%	0.00%	-7.59%	to	-7.03%
	2010	18,965	16.94	to	17.14	322,574	1.30%	to	1.90%	0.00%	25.60%	to	26.36%
Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	2014	9,271	$17.42	to	$23.91	$212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
	2013	9,650	16.34	to	22.26	205,972	1.30%	to	2.05%	0.25%	39.10%	to	40.15%
	2012	8,871	11.75	to	15.88	137,648	1.30%	to	2.05%	0.00%	8.85%	to	9.67%
	2011	7,195	10.79	to	14.48	103,505	1.30%	to	2.05%	0.00%	-13.91%	to	-13.26%
	2010	9,796	16.50	to	16.70	162,824	1.30%	to	1.90%	0.00%	14.90%	to	15.60%
Columbia Variable Portfolio – Marsico Growth Fund Class 2	2014	68,449	$18.70	to	$24.70	$1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
	2013	24,364	17.53	to	22.92	548,656	1.30%	to	2.30%	0.07%	32.22%	to	33.55%
	2012	27,098	13.26	to	17.16	454,495	1.30%	to	2.30%	0.41%	9.35%	to	10.46%
	2011	34,645	12.13	to	15.54	531,888	1.30%	to	2.30%	0.10%	-5.06%	to	-4.10%
	2010	25,423	16.01	to	16.20	408,445	1.30%	to	1.90%	0.05%	18.96%	to	19.69%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2014	2,496,276	$18.47	to	$27.36	$67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
	2013	2,942,125	15.07	to	22.16	64,696,941	1.30%	to	2.05%	0.00%	22.92%	to	23.85%
	2012	3,032,016	12.26	to	17.89	53,896,510	1.30%	to	2.05%	0.00%	4.84%	to	5.64%
	2011	2,148,745	11.69	to	16.94	36,174,788	1.30%	to	2.05%	0.00%	-6.46%	to	-5.75%
	2010	1,290,776	12.50	to	17.97	23,091,126	1.30%	to	2.05%	0.00%	13.30%	to	25.00%
Davis Financial Portofolio	2014	135,362	$17.70	to	$26.96	$2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
	2013	152,174	16.01	to	24.20	2,338,640	1.30%	to	2.05%	0.59%	28.58%	to	29.56%
	2012	159,143	12.45	to	18.68	1,867,463	1.30%	to	2.05%	1.96%	16.39%	to	17.28%
	2011	167,601	10.70	to	15.93	1,668,019	1.30%	to	2.05%	1.35%	-9.84%	to	-9.16%
	2010	170,406	9.36	to	17.53	1,806,407	1.30%	to	2.00%	0.91%	8.89%	to	9.66%
Davis Real Estate Portfolio	2014	210,242	$15.25	to	$16.09	$3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
	2013	243,813	12.20	to	12.80	3,100,720	1.45%	to	2.00%	1.13%	-3.29%	to	-2.75%
	2012	316,796	12.61	to	13.16	4,143,641	1.45%	to	2.00%	1.04%	14.81%	to	15.45%
	2011	339,289	10.99	to	11.40	3,847,200	1.45%	to	2.00%	1.33%	6.72%	to	7.31%
	2010	369,884	10.29	to	10.62	3,911,288	1.45%	to	2.00%	1.88%	17.32%	to	17.96%

B-75

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Davis Value Portfolio	2014	3,525,875	$14.64	to	$15.45	$54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%
	2013	4,155,682	13.84	to	14.78	61,309,555	1.45%	to	2.20%	0.83%	30.51%	to	31.49%
	2012	5,013,012	10.61	to	11.24	56,258,310	1.45%	to	2.20%	1.64%	10.60%	to	11.44%
	2011	5,392,701	9.59	to	10.09	54,313,816	1.45%	to	2.20%	0.86%	-6.27%	to	-5.56%
	2010	5,688,635	10.23	to	10.68	60,676,782	1.45%	to	2.20%	1.35%	10.30%	to	11.13%
Wells Fargo Advantage VT International Equity Fund Class 2	2014	14,997,304	$13.04	to	$15.73	$234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
	2013	13,534,559	14.06	to	16.84	226,452,004	1.30%	to	2.05%	2.11%	17.08%	to	17.97%
	2012	14,382,065	12.01	to	14.27	204,218,238	1.30%	to	2.05%	1.39%	11.16%	to	12.00%
	2011	10,154,799	10.81	to	12.74	128,851,237	1.30%	to	2.05%	0.10%	-14.69%	to	-14.04%
	2010	5,354,710	12.67	to	14.82	79,137,525	1.30%	to	2.05%	0.64%	14.99%	to	26.67%
Wells Fargo Advantage VT Small Cap Value Fund Class 2	2014	14,376	$14.05	to	$20.51	$273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
	2013	14,860	13.73	to	19.89	275,268	1.30%	to	2.05%	0.71%	12.41%	to	13.26%
	2012	13,529	12.22	to	17.56	220,604	1.30%	to	2.05%	0.99%	11.66%	to	12.51%
	2011	6,628	10.94	to	15.61	101,006	1.30%	to	2.05%	0.61%	-9.16%	to	-8.47%
	2010	3,225	12.07	to	17.05	54,485	1.30%	to	1.70%	0.05%	17.70%	to	20.65%
Fidelity VIP Balanced Portfolio Service Class 2	2014	279,268	$16.63	to	$17.56	$4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
	2013	297,393	15.42	to	16.20	4,786,939	1.45%	to	2.00%	1.31%	16.91%	to	17.55%
	2012	314,406	13.19	to	13.78	4,307,180	1.45%	to	2.00%	1.42%	12.53%	to	13.15%
	2011	371,921	11.72	to	12.18	4,509,415	1.45%	to	2.00%	1.35%	-5.74%	to	-5.22%
	2010	439,557	12.44	to	12.85	5,626,546	1.45%	to	2.00%	1.53%	15.41%	to	16.05%
Fidelity VIP Contrafund Portfolio Service Class 2	2014	24,226,790	$15.03	to	$26.35	$527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
	2013	24,584,227	18.57	to	23.91	502,081,956	1.30%	to	2.20%	0.84%	28.09%	to	29.25%
	2012	24,255,984	14.50	to	18.50	398,331,959	1.30%	to	2.20%	1.23%	13.59%	to	14.63%
	2011	19,741,963	12.76	to	16.14	290,492,812	1.30%	to	2.20%	0.90%	-4.91%	to	-4.05%
	2010	16,307,484	13.42	to	16.82	243,666,695	1.30%	to	2.20%	1.13%	14.37%	to	15.41%
Fidelity VIP Equity-Income Portfolio Service Class 2	2014	1,362,045	$15.31	to	$16.62	$22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
	2013	1,611,682	14.43	to	15.55	24,931,887	1.45%	to	2.20%	2.21%	25.03%	to	25.97%
	2012	1,888,451	11.54	to	12.34	23,203,106	1.45%	to	2.20%	2.82%	14.49%	to	15.35%
	2011	2,181,477	10.08	to	10.70	23,231,281	1.45%	to	2.20%	2.27%	-1.55%	to	-0.80%
	2010	2,407,765	10.24	to	10.79	25,858,092	1.45%	to	2.20%	1.62%	12.40%	to	13.25%
Fidelity VIP Growth Portfolio Service Class 2	2014	146,808	$16.97	to	$17.66	$2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
	2013	139,419	15.51	to	16.23	2,174,741	1.45%	to	2.00%	0.05%	33.29%	to	34.03%
	2012	160,164	11.57	to	12.18	1,863,505	1.45%	to	2.00%	0.35%	12.12%	to	12.74%
	2011	177,191	10.27	to	10.86	1,827,299	1.45%	to	2.00%	0.12%	-2.02%	to	-1.48%
	2010	199,166	9.89	to	10.42	2,080,417	1.45%	to	2.20%	0.03%	21.15%	to	22.07%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2014	5,924,921	$10.88	to	$13.32	$80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
	2013	6,639,957	10.52	to	12.78	86,469,680	1.30%	to	2.05%	2.25%	-4.07%	to	-3.34%
	2012	6,202,863	10.96	to	13.22	83,683,726	1.30%	to	2.05%	2.14%	3.44%	to	4.23%
	2011	6,275,463	10.60	to	12.68	81,407,235	1.30%	to	2.05%	2.94%	4.85%	to	5.64%
	2010	6,676,265	11.70	to	12.00	82,140,455	1.30%	to	2.20%	3.45%	5.20%	to	6.15%
Fidelity VIP Mid Cap Portfolio Service Class 2	2014	10,197,269	$16.83	to	$25.86	$257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
	2013	10,857,193	16.25	to	24.71	261,861,424	1.30%	to	2.30%	0.27%	32.76%	to	34.10%
	2012	12,376,223	12.24	to	18.42	223,101,783	1.30%	to	2.30%	0.42%	11.93%	to	13.07%
	2011	10,434,430	10.93	to	16.30	166,237,701	1.30%	to	2.30%	0.03%	-12.89%	to	-12.01%
	2010	7,913,851	17.20	to	18.52	143,124,001	1.30%	to	2.20%	0.13%	25.76%	to	26.90%
Fidelity VIP Overseas Portfolio Service Class 2	2014	18,005	$13.92	to	$17.87	$317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
	2013	16,885	15.54	to	19.74	328,444	1.30%	to	2.30%	1.11%	27.19%	to	28.47%
	2012	19,212	12.22	to	15.37	289,739	1.30%	to	2.30%	1.77%	17.62%	to	18.81%
	2011	17,318	10.39	to	12.94	221,791	1.30%	to	2.30%	1.22%	-19.23%	to	-18.41%
	2010	15,161	15.67	to	15.85	238,967	1.30%	to	1.90%	1.35%	10.69%	to	11.36%

B-76

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Growth Opportunities Portfolio Service Class 2(6)	2014	211,294	$12.90	to	$13.11	$2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
	2013	—	—		—	—	—		—	—	—		—
Templeton Global Bond VIP Fund Class 2 (formerly Templeton Global Bond Securities Fund Class 2)	2014	731,345	$11.73	to	$14.61	$9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
	2013	637,899	11.79	to	14.54	8,600,023	1.30%	to	2.30%	4.75%	-0.70%	to	0.31%
	2012	501,332	11.87	to	14.49	6,989,934	1.30%	to	2.30%	6.29%	12.43%	to	13.57%
	2011	425,059	10.56	to	12.76	5,278,735	1.30%	to	2.30%	5.16%	-3.14%	to	-2.16%
	2010	212,806	10.92	to	13.04	2,737,283	1.30%	to	2.05%	1.46%	9.16%	to	12.96%
Templeton Growth VIP Fund Class 2 (formerly Templeton Growth Securities Fund Class 2)	2014	372,367	$15.89	to	$20.72	$5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
	2013	457,066	16.69	to	21.61	7,433,641	1.30%	to	2.05%	2.68%	28.15%	to	29.12%
	2012	529,286	13.03	to	16.73	6,665,531	1.30%	to	2.05%	2.02%	18.59%	to	19.49%
	2011	584,960	10.98	to	14.00	6,113,033	1.30%	to	2.05%	1.33%	-8.88%	to	-8.18%
	2010	654,514	12.05	to	15.25	7,406,122	1.30%	to	2.05%	1.33%	6.00%	to	20.54%
Templeton Foreign VIP Fund Class 2 (formerly Templeton Foreign Securities Fund Class 2)(5)	2014	5,437,717	$15.34	to	$15.65	$84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
	2013	3,181,575	17.64	to	17.86	56,750,746	1.40%	to	2.15%	2.26%	20.34%	to	21.25%
	2012	1,665,256	14.66	to	14.73	24,516,188	1.40%	to	2.15%	0.04%	24.61%	to	25.15%
Franklin Income VIP Fund Class 2 (formerly Franklin Income Securities Fund Class 2)	2014	308,165	$14.00	to	$19.96	$5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
	2013	304,996	13.70	to	19.33	5,535,070	1.30%	to	2.30%	6.27%	11.33%	to	12.46%
	2012	275,017	12.30	to	17.19	4,433,580	1.30%	to	2.30%	6.58%	10.07%	to	11.18%
	2011	239,800	11.18	to	15.46	3,489,298	1.30%	to	2.30%	5.79%	0.04%	to	1.05%
	2010	169,826	11.19	to	15.30	2,512,685	1.30%	to	2.05%	6.35%	11.21%	to	11.88%
Franklin Mutual Shares VIP Fund Class 2 (formerly Mutual Shares Securities Fund Class 2)	2014	173,069	$16.51	to	$21.36	$3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
	2013	176,303	15.73	to	20.20	3,171,049	1.30%	to	2.05%	2.11%	25.64%	to	26.59%
	2012	170,366	12.52	to	15.96	2,422,055	1.30%	to	2.05%	2.21%	11.90%	to	12.76%
	2011	135,410	11.19	to	14.15	1,739,717	1.30%	to	2.05%	2.96%	-3.06%	to	-2.33%
	2010	70,604	11.54	to	14.49	966,892	1.30%	to	2.05%	1.70%	9.75%	to	15.43%
Franklin U.S. Government Securities VIP Fund Class 2 (formerly Franklin U.S. Government Fund Class 2)	2014	25,559,996	$9.63	to	$10.94	$269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
	2013	22,937,218	9.52	to	10.72	239,244,408	1.30%	to	2.15%	2.75%	-4.33%	to	-3.51%
	2012	18,130,883	9.96	to	11.11	198,074,022	1.30%	to	2.15%	2.63%	-0.45%	to	0.56%
	2011	11,561,353	10.32	to	11.05	127,185,173	1.30%	to	2.05%	3.17%	3.52%	to	4.31%
	2010	7,161,483	9.97	to	10.59	75,621,604	1.30%	to	2.05%	3.22%	-0.35%	to	3.91%
Franklin Rising Dividends VIP Fund Class 2 (formerly Franklin Rising Dividends Securities Fund Class 2)	2014	1,054,856	$17.57	to	$19.08	$19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
	2013	1,425,959	16.52	to	17.81	25,195,156	1.45%	to	2.20%	1.56%	26.85%	to	27.81%
	2012	1,647,531	13.03	to	13.93	22,791,754	1.45%	to	2.20%	1.63%	9.51%	to	10.33%
	2011	1,793,574	11.90	to	12.63	22,502,225	1.45%	to	2.20%	1.50%	3.68%	to	4.46%
	2010	1,890,455	11.47	to	12.09	22,710,230	1.45%	to	2.20%	1.61%	18.01%	to	18.89%
Franklin Small Cap Value VIP Fund Class 2 (formerly Franklin Small Cap Value Securities Fund Class 2)	2014	4,166,358	$18.75	to	$26.90	$102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
	2013	4,259,105	19.08	to	27.10	105,822,044	1.30%	to	2.30%	1.33%	33.12%	to	34.47%
	2012	5,104,724	14.33	to	20.16	94,256,213	1.30%	to	2.30%	0.80%	15.67%	to	16.84%
	2011	4,758,563	12.39	to	17.25	74,043,169	1.30%	to	2.30%	0.68%	-5.96%	to	-5.01%
	2010	4,045,931	14.26	to	18.16	64,774,324	1.30%	to	2.20%	0.72%	25.42%	to	26.56%
Franklin Growth & Income VIP Fund Class 2 (formerly Franklin Growth & Income Securities Fund Class 2)(6)	2014	297,507	$12.10	to	$12.30	$3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
	2013	—	—		—	—	—		—	—	—		—

B-77

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Research Bond Series Service Class	2014	8,200,358	$10.29	to	$10.86	$87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2013	6,875,481	9.95	to	10.42	71,095,013	1.30%	to	2.15%	1.18%	-3.40%	to	-2.57%
	2012	4,835,777	10.30	to	10.70	51,933,636	1.30%	to	2.15%	2.97%	3.05%	to	5.66%
	2011	961,526	10.10	to	10.12	10,506,178	1.30%	to	2.05%	2.26%	1.05%	to	1.24%
	2010	281,339	11.88	to	12.44	3,467,017	1.45%	to	2.00%	3.08%	5.07%	to	5.65%
MFS Core Equity Series Service Class	2014	17,984	$17.85	to	$18.63	$334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
	2013	20,085	16.37	to	17.04	341,689	1.45%	to	1.75%	0.78%	31.89%	to	32.28%
	2012	21,739	12.41	to	12.88	279,579	1.45%	to	1.75%	0.49%	13.92%	to	14.26%
	2011	21,291	10.90	to	11.27	239,661	1.45%	to	1.75%	0.69%	-3.00%	to	-2.71%
	2010	19,556	11.23	to	11.59	226,205	1.45%	to	1.75%	0.86%	14.82%	to	15.17%
MFS Growth Series Service Class	2014	108,884	$19.64	to	$26.74	$2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
	2013	116,373	18.49	to	24.92	2,476,908	1.30%	to	2.30%	0.12%	33.37%	to	34.72%
	2012	127,483	13.87	to	18.50	1,985,323	1.30%	to	2.30%	0.00%	14.39%	to	15.55%
	2011	127,575	12.12	to	16.01	1,730,783	1.30%	to	2.30%	0.02%	-2.83%	to	-1.85%
	2010	131,072	13.04	to	16.31	1,788,953	1.30%	to	1.95%	0.00%	12.79%	to	13.53%
MFS Investors Trust Series Service Class	2014	42,139	$17.52	to	$19.48	$816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
	2013	56,613	16.15	to	17.85	1,006,251	1.45%	to	2.00%	0.95%	29.12%	to	29.83%
	2012	64,325	12.51	to	13.75	880,633	1.45%	to	2.00%	0.75%	16.46%	to	17.11%
	2011	66,141	10.74	to	11.74	773,737	1.45%	to	2.00%	0.76%	-4.36%	to	-3.83%
	2010	71,015	11.23	to	12.21	864,137	1.45%	to	2.00%	1.00%	8.67%	to	9.27%
MFS New Discovery Series Service Class(7)	2014	1,167,687	$17.92	to	$18.93	$25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
	2013	133,145	19.27	to	20.76	2,846,991	1.45%	to	2.20%	0.00%	38.13%	to	39.17%
	2012	122,067	13.95	to	14.92	1,891,562	1.45%	to	2.20%	0.00%	18.25%	to	19.14%
	2011	124,890	11.80	to	12.52	1,626,407	1.45%	to	2.20%	0.00%	-12.45%	to	-11.79%
	2010	151,773	13.47	to	14.20	2,230,706	1.45%	to	2.20%	0.00%	32.97%	to	33.97%
MFS Strategic Income Portfolio Service Class	2014	42,385	$13.75	to	$14.53	$613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
	2013	73,430	13.28	to	14.32	1,047,497	1.45%	to	2.20%	10.65%	-0.96%	to	-0.22%
	2012	99,786	13.41	to	14.35	1,428,240	1.45%	to	2.20%	5.48%	8.18%	to	9.00%
	2011	108,709	12.40	to	13.16	1,425,243	1.45%	to	2.20%	5.53%	2.25%	to	3.02%
	2010	116,516	12.13	to	12.78	1,480,477	1.45%	to	2.20%	4.59%	7.39%	to	8.20%
MFS Total Return Series Service Class	2014	883,914	$14.76	to	$16.02	$14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
	2013	1,149,595	13.94	to	15.02	17,147,537	1.45%	to	2.20%	1.62%	16.14%	to	17.02%
	2012	1,310,038	12.00	to	12.84	16,700,972	1.45%	to	2.20%	2.50%	8.50%	to	9.32%
	2011	1,523,299	11.06	to	11.74	17,757,927	1.45%	to	2.20%	2.35%	-0.64%	to	0.11%
	2010	1,774,203	11.13	to	11.73	20,670,068	1.45%	to	2.20%	2.62%	7.24%	to	8.04%
MFS Utilities Series Service Class	2014	4,400,070	$14.40	to	$23.60	$88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
	2013	4,119,789	13.08	to	21.26	77,699,797	1.30%	to	2.15%	2.17%	17.64%	to	18.65%
	2012	3,620,735	11.12	to	17.92	60,718,370	1.30%	to	2.15%	6.55%	11.21%	to	11.74%
	2011	2,409,741	12.68	to	16.04	38,396,494	1.30%	to	2.05%	3.17%	4.33%	to	5.12%
	2010	1,522,850	12.15	to	15.25	23,113,105	1.30%	to	2.05%	2.56%	12.03%	to	21.52%
MFS Value Series Service Class	2014	54,424	$18.87	to	$23.68	$1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
	2013	63,611	17.48	to	21.77	1,303,258	1.30%	to	2.05%	1.06%	32.83%	to	33.83%
	2012	54,541	13.16	to	16.26	833,554	1.30%	to	2.05%	1.47%	13.51%	to	14.37%
	2011	49,957	11.59	to	14.22	679,811	1.30%	to	2.05%	1.49%	-2.50%	to	-1.76%
	2010	25,520	14.31	to	14.47	363,896	1.30%	to	1.90%	1.23%	9.11%	to	9.77%
MFS Technology Portfolio Service Class(5)	2014	2,202,438	$10.81	to	$11.03	$24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
	2013	1,574,466	10.01	to	10.13	15,933,171	1.40%	to	2.15%	0.00%	31.84%	to	32.84%
	2012	828,794	7.59	to	7.63	6,318,445	1.40%	to	2.15%	0.00%	9.59%	to	10.07%
MFS New Discovery Portfolio Service Class(5)(7)	2014	—	$—		$—	$—	—		—	—	—		—
	2013	640,152	24.25	to	24.55	15,696,108	1.40%	to	2.15%	0.00%	38.05%	to	39.10%
	2012	354,994	17.57	to	17.65	6,262,296	1.40%	to	2.15%	0.00%	17.08%	to	17.59%
MFS International Value Portfolio Service Class(6)	2014	110,416	$11.03	to	$11.20	$1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
	2013	—	—		—	—	—		—	—	—		—

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Oppenheimer Capital Appreciation Fund/VA Service Class	2014	3,828,972	$18.86	to	$25.51	$96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
	2013	4,371,047	16.73	to	22.45	97,400,168	1.30%	to	2.05%	0.74%	26.78%	to	27.75%
	2012	4,727,867	13.19	to	17.57	82,586,656	1.30%	to	2.05%	0.39%	11.48%	to	12.32%
	2011	4,890,352	11.83	to	15.65	76,160,176	1.30%	to	2.05%	0.10%	-3.39%	to	-2.66%
	2010	4,017,595	12.25	to	16.07	64,382,265	1.30%	to	2.05%	0.00%	7.72%	to	22.50%
Oppenheimer International Growth Fund/VA Service Class	2014	186,807	$10.67	to	$14.77	$2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
	2013	65,923	16.25	to	23.36	1,442,123	1.30%	to	2.05%	1.07%	23.14%	to	24.08%
	2012	66,611	13.19	to	18.82	1,172,342	1.30%	to	2.05%	1.26%	19.19%	to	20.10%
	2011	56,612	11.07	to	15.67	832,337	1.30%	to	2.05%	0.64%	-9.50%	to	-8.81%
	2010	38,017	16.99	to	17.19	635,355	1.30%	to	1.90%	0.85%	12.44%	to	13.13%
Oppenheimer Main Street Small-Cap Fund/VA Service Class	2014	8,472,725	$20.43	to	$31.62	$214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
	2013	7,774,495	18.73	to	28.69	188,902,323	1.30%	to	2.30%	0.70%	37.41%	to	38.80%
	2012	7,757,161	13.63	to	20.67	145,964,487	1.30%	to	2.30%	0.33%	14.97%	to	16.14%
	2011	4,916,695	11.85	to	17.80	87,075,391	1.30%	to	2.30%	0.33%	-4.62%	to	-3.65%
	2010	3,037,733	12.44	to	18.47	55,939,723	1.30%	to	2.05%	0.32%	21.46%	to	24.43%
Oppenheimer Global Strategic Income Fund/VA Service Class	2014	23,031,828	$10.50	to	$14.78	$314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
	2013	21,210,065	10.47	to	14.61	292,268,359	1.30%	to	2.15%	4.51%	-2.50%	to	-1.66%
	2012	17,409,428	10.74	to	14.86	250,260,062	1.30%	to	2.15%	5.59%	7.40%	to	11.67%
	2011	13,469,913	10.66	to	13.31	178,483,072	1.30%	to	2.05%	2.39%	-1.41%	to	-0.66%
	2010	8,405,698	10.81	to	13.40	112,271,754	1.30%	to	2.05%	6.37%	8.11%	to	13.28%
PIMCO Low Duration Portfolio Advisor Class	2014	246,884	$10.01	to	$11.78	$2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
	2013	298,436	10.15	to	11.84	3,474,826	1.30%	to	2.05%	1.35%	-2.27%	to	-1.53%
	2012	288,693	10.38	to	12.03	3,420,427	1.30%	to	2.05%	1.79%	3.58%	to	4.37%
	2011	241,604	10.02	to	11.52	2,750,615	1.30%	to	2.05%	1.57%	-1.06%	to	-0.31%
	2010	132,688	11.42	to	11.56	1,525,514	1.30%	to	1.90%	1.55%	3.19%	to	3.82%
PIMCO Real Return Portfolio Advisor Class	2014	213,050	$10.50	to	$13.28	$2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
	2013	245,515	10.43	to	13.06	3,110,889	1.30%	to	2.30%	1.25%	-11.38%	to	-10.49%
	2012	309,408	11.77	to	14.59	4,395,331	1.30%	to	2.30%	0.98%	6.16%	to	7.24%
	2011	216,469	11.09	to	13.61	2,875,315	1.30%	to	2.30%	1.89%	9.02%	to	10.12%
	2010	112,677	10.18	to	12.36	1,374,442	1.30%	to	2.05%	1.28%	1.83%	to	6.60%
PIMCO Total Return Portfolio Advisor Class	2014	47,577,236	$10.68	to	$13.03	$563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
	2013	40,380,571	10.49	to	12.67	475,557,218	1.30%	to	2.30%	2.13%	-4.30%	to	-3.33%
	2012	29,423,799	10.97	to	13.11	370,012,386	1.30%	to	2.30%	2.46%	6.98%	to	8.07%
	2011	16,209,974	10.25	to	12.13	195,549,030	1.30%	to	2.30%	2.55%	1.14%	to	2.16%
	2010	8,264,043	10.15	to	11.87	97,760,073	1.30%	to	2.05%	2.32%	1.47%	to	6.61%
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class(6)	2014	31,339	$10.27	to	$10.38	$323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
	2013	—	—		—	—	—		—	—	—		—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class(6)	2014	42,523	$9.87	to	$10.02	$422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
	2013	—	—		—	—	—		—	—	—		—
Pioneer Disciplined Value VCT Portfolio Class II	2014 2013	12,257,363 13,113,773	$16.29 15.17	to to	$19.23 17.77	$233,929,161 231,601,866	1.30% 1.30%	to to	2.05% 2.05%	1.10% 1.50%	7.37% 25.97%	to to	8.18% 26.92%
	2012	13,836,313	12.04	to	14.00	192,762,698	1.30%	to	2.05%	1.02%	8.33%	to	9.16%
	2011	11,067,568	11.12	to	12.83	141,393,346	1.30%	to	2.05%	0.71%	-5.63%	to	-4.92%
	2010	7,121,764	11.78	to	13.49	95,806,166	1.30%	to	2.05%	0.58%	7.84%	to	17.80%
Pioneer Equity Income VCT Portfolio Class II	2014 2013	7,674,043 5,444,618	$18.61 16.89	to to	$23.11 20.76	$116,331,774 74,389,714	1.30% 1.30%	to to	2.30% 2.30%	2.83% 2.44%	10.18% 25.89%	to to	11.30% 27.16%
	2012	2,887,098	13.41	to	16.33	31,103,228	1.30%	to	2.30%	7.12%	7.45%	to	8.54%
	2011	17,963	12.48	to	15.04	254,670	1.30%	to	2.30%	2.22%	3.35%	to	4.40%
	2010	9,564	12.12	to	14.41	129,733	1.30%	to	1.70%	2.56%	17.68%	to	21.16%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Fund VCT Portfolio Class II	2014	5,570	$17.78	to	$22.47	$108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
	2013	2,511	16.39	to	20.55	49,222	1.30%	to	2.05%	1.04%	30.27%	to	31.26%
	2012	2,190	12.58	to	15.66	32,486	1.30%	to	2.05%	1.20%	7.70%	to	8.52%
	2011	4,189	11.68	to	14.43	53,273	1.30%	to	2.05%	1.39%	-6.50%	to	-5.79%
	2010	1,150	15.13	to	15.31	17,603	1.30%	to	1.90%	1.19%	13.53%	to	14.22%
Pioneer Mid Cap Value VCT Portfolio Class II	2014	8,481,034	$17.75	to	$23.33	$196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
	2013	9,244,443	15.82	to	20.59	189,145,081	1.30%	to	2.30%	0.75%	29.72%	to	31.03%
	2012	10,320,081	12.20	to	15.71	161,334,679	1.30%	to	2.30%	0.86%	8.28%	to	9.38%
	2011	7,753,233	11.26	to	14.37	110,914,940	1.30%	to	2.30%	0.62%	-8.00%	to	-7.06%
	2010	4,538,729	12.26	to	15.46	69,953,394	1.30%	to	2.05%	0.84%	16.36%	to	22.57%
Pioneer Bond VCT Portfolio Class II(6)	2014	196,921	$10.43	to	$10.60	$2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
	2013	—	—		—	—	—		—	—	—		—
American Century VP Mid Cap Value Fund Class II(5)	2014	3,597,679	$12.83	to	$21.16	$75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
	2013	2,440,544	18.60	to	18.82	45,890,758	1.40%	to	2.15%	1.11%	27.12%	to	28.08%
	2012	1,311,816	14.63	to	14.70	19,273,105	1.40%	to	2.15%	2.32%	13.99%	to	14.49%
American Century VP Inflation Protection Fund Class II(6)	2014	209,152	$9.85	to	$10.01	$2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
	2013	—	—		—	—	—		—	—	—		—
Dreyfus Appreciation Portfolio Service Class(5)	2014	1,097,168	$50.46	to	$51.45	$56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
	2013	767,263	47.82	to	48.40	37,093,736	1.40%	to	2.15%	1.81%	18.24%	to	19.13%
	2012	371,673	40.44	to	40.62	15,093,885	1.40%	to	2.15%	2.82%	8.40%	to	8.87%
Ivy Funds VIP Mid Cap Growth Portfolios(5)	2014	5,942,586	$11.31	to	$11.54	$68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
	2013	3,961,211	10.72	to	10.85	42,914,679	1.40%	to	2.15%	0.00%	27.15%	to	28.12%
	2012	2,044,764	8.43	to	8.47	17,305,970	1.40%	to	2.15%	0.00%	13.45%	to	13.94%
Ivy Funds VIP Global Bond Fund(6)	2014	87,884	$10.00	to	$10.15	$887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
	2013	—	—		—	—	—		—	—	—		—
Ivy Funds VIP High Income Fund(6)	2014	194,762	$10.49	to	$10.66	$2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Equity Income Fund IB Shares(5)	2014	3,387,913	$22.17	to	$22.61	$76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
	2013	2,447,855	20.11	to	20.35	49,771,321	1.40%	to	2.15%	1.58%	29.58%	to	30.56%
	2012	1,323,727	15.52	to	15.59	20,629,829	1.40%	to	2.15%	0.00%	19.80%	to	20.32%
Putnam VT Absolute Return 500 Fund Class IB(6)	2014	18,089	$10.33	to	$10.49	$189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Small Cap Value Fund Class IB(6)	2014	95,889	$11.77	to	$11.96	$1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
	2013	—	—		—	—	—		—	—	—		—
ALPS/Alerian Energy Infrastructure Portfolio Class III(6)	2014	65,285	$12.15	to	$12.34	$801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
	2013	—	—		—	—	—		—	—	—		—
Deutsche Alternative Asset Allocation VIP Class B (formerly DWS Alternative Asset Allocation VIP Class B)(6)	2014	23,271	$10.39	to	$10.44	$242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Enterprise Portfolio Service Shares(6)	2014	151,513	$12.65	to	$12.85	$1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Global Technology Portfolio Service Shares(6)	2014	22,943	$13.06	to	$13.25	$302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
	2013	—	—		—	—	—		—	—	—		—

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (continued)

		Unit Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares (formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares)(6)	2014	25,868	$11.26	to	$11.39	$293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%
	2013	—	—		—	—	—		—	—	—		—
ClearBridge Variable Small Cap Growth Portfolio Class II(6)	2014	94,235	$12.25	to	$12.45	$1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
	2013	—	—		—	—	—		—	—	—		—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II (formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II)(6)	2014	18,151	$11.37	to	$11.50	$207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
	2013	—	—		—	—	—		—	—	—		—
The Merger Fund VL(6)	2014	43,600	$10.12	to	$10.29	$446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
	2013	—	—		—	—	—		—	—	—		—
Mariner Managed Futures Strategy Portfolio Class II (formerly Mariner Hyman Beck Portfolio Class II)(6)	2014	31,572	$10.48	to	$10.65	$334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Multi-Hedge Strategies Fund(6)	2014	28,281	$10.15	to	$10.31	$290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)(6)	2014	37,066	$10.84	to	$11.01	$406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
	2013	—	—		—	—	—		—	—	—		—
T. Rowe Price Health Sciences Portfolio II(6)	2014	60,847	$15.74	to	$15.99	$967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
	2013	—	—		—	—	—		—	—	—		—
UIF Emerging Markets Equity Portfolio Class II(6)	2014	90,415	$9.70	to	$9.84	$885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
	2013	—	—		—	—	—		—	—	—		—
Van Eck VIP Global Hard Assets Service Class(6)	2014	60,736	$8.99	to	$9.14	$552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
	2013	—	—		—	—	—		—	—	—		—
Virtus Real Estate Securities Series(6)	2014	48,250	$12.33	to	$12.52	$601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
	2013	—	—		—	—	—		—	—	—		—

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations April 28, 2011.
(5)	Portfolio commenced operations June 4, 2012.
(6)	Portfolio commenced operations December 9, 2013.
(7)	MFS New Discovery Portfolio was merged into the MFS New Discovery Series effective after the close of business on August 8, 2014.

B-81

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the investment options constituting The Guardian Separate Account R at December 31, 2014, listed in Note 1, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying fund companies at December 31, 2014, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2015

B-82

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2014 and 2013

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2014	2013
Admitted assets
Bonds	$2,467	$2,112
Preferred stocks	—	4
Investment in subsidiaries	25	16
Mortgage loans	128	43
Policy loans	120	116
Cash, cash equivalents and short-term investments	27	23
Receivable for securities	6	—

Total invested assets	2,773	2,314

Due and accrued investment income	27	25
Net deferred tax asset	13	16
Income tax receivable	19	7
Other assets	17	10
Separate account assets	12,809	12,161

Total admitted assets	$15,658	$14,533

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$2,636	$2,286
Intercompany borrowed funds	177	88
Asset valuation reserve	19	15
Due to parent and affiliates	16	14
Payable for securities	8	21
Other liabilities	32	24
Transfers from separate account due or accrued	(264)	(255)
Separate accounts liabilities	12,807	12,159

Total liabilities	15,431	14,352

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	332	276
Unassigned deficit	(107)	(97)

Total capital and surplus	227	181

Total liabilities, capital and surplus	$15,658	$14,533

See notes to statutory basis financial statements.

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2014	2013
Revenues
Premiums and annuity considerations	$1,504	$1,420
Net investment income	84	79
Service fees	299	270
Commissions and expense allowances on reinsurance ceded and other income	(22)	(16)

Total revenues	1,865	1,753

Benefits and expenses
Policyholder benefits	1,621	1,427
Net transfers (from) to separate accounts	(58)	58
General insurance expenses	113	104
Commissions and other expenses	140	131

Total benefits and expenses	1,816	1,720

Gain from operations before federal income taxes and realized capital losses from investments	49	33
Federal income tax benefit	(18)	(58)

Gain from operations, net of federal income taxes and before net realized capital losses	67	91
Net realized capital losses, net of tax and transfers to IMR	(67)	(174)

Net loss	$—	$(83)

See notes to statutory basis financial statements.

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2014	2013

Beginning of year balance	$181	$215

Adjustments to surplus
Net loss	—	(83)
Change in net unrealized capital losses, net of tax	(2)	(19)
Change in non-admitted assets	(11)	(11)
Change in net deferred taxes	7	12
Change in asset valuation reserve	(4)	(1)
Additional paid-in and capital surplus	56	93
Change in reserve valuation basis	—	(25)

Net adjustments to surplus	46	(34)

End of year balance	$227	$181

See notes to statutory basis financial statements.

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,

	2014	2013
Cash flows from operating activities
Premiums and annuity considerations	$1,504	$1,420
Investment income received	94	88
Service fees and other income received	269	253
Benefits and loss related payments	(1,280)	(1,074)
Net transfers from (to) separate accounts	49	(45)
Commissions, expenses and taxes paid	(251)	(235)
Federal income taxes recovered	9	60
Other	7	(18)

Net cash provided by operating activities	401	449

Cash flows from investing activities
Proceeds from bonds sold or matured	528	456
Proceeds from sale of stocks	4	—
Proceeds from derivatives, brokers and miscellaneous proceeds	19	3
Costs of bonds acquired	(891)	(847)
Costs of mortgage loans acquired	(86)	(41)
Other invested assets	(21)	(8)
Cost of derivatives, brokers and miscellaneous applications	(96)	(187)
Increase in policy loans, net of repayments	(4)	(4)

Net cash used in investing activities	(547)	(628)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	56	93
Intercompany borrowed funds	89	68
Net deposits on deposit-type contracts and other insurance liabilities	5	8

Net cash provided by financing activities	150	169

Net increase (decrease) in cash, cash equivalents and short-term investments	4	(10)
Cash, cash equivalents and short-term investments, beginning of year	23	33

Cash, cash equivalents and short-term investments, end of year	$27	$23

See notes to statutory basis financial statements.

B-87

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, Securities Investor Protection Corporation (“SIPC”) and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a majority-owned subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as the sub-adviser to the fixed income and index funds, and served as the sole distributor of the RS Funds until May 31, 2014. RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, and serves as the sole distributor of the RS Funds as of June 1, 2014.

During 2014, The Guardian established a new program to assist with the transition of a General Agency to a successor. The new program resulted in the creation of Hanover Square Funding (HSF), a wholly owned subsidiary of the Company, used to facilitate providing loans to entities established as a Corporation or Limited Liability Company (LLC) for the purpose of acquiring a General Agency. The Company made an initial funding to HSF in the form of a $5 million capital contribution and an $16 million draw down from a $20 million loan commitment with HSF in 2014 (See “Line of Credit” in Note H).

The Company, in agreement with Ballie Gifford Overseas Ltd., has an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. GBG is a registered investment sub-advisor under the Investment Advisor Act of 1940 in both the United Kingdom and the United States. From January 1, 2013 through June 30, 2013, GBG served as the sole investment sub-advisor to RS International VIP Series and RS International Growth Fund. In addition, GBG also served as the sole investment sub-advisor to RS Emerging Markets VIP Series and RS Emerging Markets Fund from January 1, 2013 through February 28, 2013. These funds are offered in the United States as investment options under certain variable annuity contracts and variable life policies sold by the Company. Effective July 1, 2013, GBG ceased to serve as the sub-advisor to the aforementioned funds. RS Investments commenced managing these funds directly subsequent to the dates noted above. The Company is expecting to fully liquidate the equity ownership interest in GBG in March 2015.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2014 and 2013. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority- owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $41 million and $34 million at December 31, 2014 and 2013 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of reinsurance recoverables and receivables for service fees.

Other Liabilities:

Other liabilities consist primarily of contingent tax liabilities, reinsurance payables, deferred and uncollected premiums ceded, accrued expenses and commissions payable.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (VACARVM) of $213 million and $209 million and fees receivables of $51 million and $46 million as of December 31, 2014 and 2013, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.50%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

In 2013, the Company reduced the valuation rates for issue years 2011 and 2012 to 3.00% for life contingent annuities, which resulted in an increase of $18 million in statutory reserves. In addition, as a result of the change in the reserve methodology from Actuarial Guideline 38 (“AG38”) Section 8D to the Life Actuarial Task Force Statement interpretation of AG38, statutory reserves on Universal Life Secondary Guarantee policies were increased by $7 million. The Company concluded that these changes met the definition of a change in valuation basis under SSAP 51, Life Contracts; consistent with SSAP No. 3, any increase (strengthening) or decrease (destrengthening) in actuarial reserves resulting from such a change in valuation basis shall be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations. These amounts were included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

B-91

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2014 and 2013, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2014			2013
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,987	$49	63	$9,578	$56	63
GMWB	6,918	84	62	6,366	64	61
GMIB*	99	1	61	113	—	61
GMAB	12	—	64	22	—	64

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2014 and 2013, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2014 and 2013, the Company had $630 million and $657 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Delaware. The reserves to cover the above insurance equal $27 million and $30 million as of December 31, 2014 and 2013, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15.00% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.8 million as of December 31, 2014 and 2013.

Revision:

The prior year financial statements have been revised to correct a classification in the previously reported balance sheet. During 2014, the Company concluded that it was appropriate to reclassify its VACARVM allowance (contra-liability) from admitted assets to liabilities. Previously, such an amount had been classified as “Receivable from separate accounts” under admitted asset in the amount of $255 million. Accordingly, the Company has revised the classification

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

to report these as “Transfers from separate account due or accrued” under liabilities in the Statutory Basis Balance Sheets for 2013 to be consistent with the presentation in 2014. This change in classification does not affect the previously reported Statutory Basis Statements of Cash Flows, previously reported Statutory Basis Statements of Changes in Capital and Surplus, or the previously reported Statutory Basis Statements of Operations for any period. Management concluded this revision is not material to previously issued financial statements.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker-dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS, HSF and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2014 and 2013 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2014		Gains	(Losses)
		(In millions)
U.S. Government	$80	$1	$—	$81
Special Revenue	13	2	—	15
States, Territories and Possessions	6	—	—	6
Political Subdivisions	—	—	—	—
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,366	86	(12)	2,440

Total Bonds	$2,467	$89	$(12)	$2,544

Preferred Stocks—Perpetual	$—	$—	$—	$—

Investment in Subsidiaries	$91	$—	$(66)	$25

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2013		Gains	(Losses)
		(In millions)
U.S. Government	$43	$1	$—	$44
Special Revenue	21	—	—	21
States, Territories and Possessions	7	—	—	7
Political Subdivisions	7	—	—	7
Hybrid	2	—	—	2
Industrial and Miscellaneous	2,032	49	(29)	2,052

Total Bonds	$2,112	$50	$(29)	$2,133

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$70	$—	$(54)	$16

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2014, approximately 3.3% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.8% of the portfolio at December 31, 2014.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2014
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$177	$179
Due after one year through five years	954	968
Due after five years through ten years	565	579
Due after ten years	635	678
Sinking fund bonds, mortgage-backed securities and asset-backed securities	136	140

Total	$2,467	$2,544

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The net change in unrealized capital losses included in surplus for the years ended December 31, 2014 and 2013 are summarized as follows:

	2014	2013
	(In millions)
Changes in net unrealized capital losses attributable to:
Investments in subsidiaries	$(12)	$(12)
Derivatives	9	(6)
Tax effect on unrealized capital losses	1	(1)

Total change in net unrealized capital losses, net of tax	$(2)	$(19)

Proceeds from sales of investments in bonds amounted to $320 million and $80 million in 2014 and 2013, respectively. Gross gains of $4.3 million and $0.4 million and gross losses of $1.4 million and $1.8 million were realized on sales of bonds in 2014 and 2013, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $0.0 million and $0.1 million in 2014 and 2013, respectively. No gross gains and gross losses were realized on sales of common stocks in 2014 and 2013.

Proceeds from sales of investments in preferred stocks amounted to $4.0 million in 2014. Gross gains of $0.1 million and gross losses of $0.0 million were realized on sales of preferred stocks in 2014. There were no sales of investments in preferred stocks in 2013. These amounts are pre-tax and pre-IMR.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2014	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$41	$—	$2	$—	$43	$—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	467	(8)	152	(4)	619	(12)

Total Bonds	510	(8)	154	(4)	664	(12)
Preferred Stocks—Perpetual	—	—	—	—	—	—

Total Temporarily Impaired Securities	$510	$(8)	$154	$(4)	$664	$(12)

December 31, 2013	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$34	$—	$—	$—	$34	$—
Special Revenue	7	—	—	—	7	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	876	(25)	28	(4)	904	(29)

Total Bonds	919	(25)	28	(4)	947	(29)
Preferred Stocks—Perpetual	—	—	3	(1)	3	(1)

Total Temporarily Impaired Securities	$919	$(25)	$31	$(5)	$950	$(30)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and one securities in an unrealized

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

loss position for greater than 12 months with a book value of $158 million and a fair value of $154 million as of December 31, 2014. There were thirty-two securities in an unrealized loss position for greater than 12 months with a book value of $36 million and a fair value of $31 million as of December 31, 2013.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2014 and December 31, 2013, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2014 or 2013.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($50 million or 39.44% and $18 million or 14.05%) at December 31, 2014. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($26 million or 61.07% and $5 million or 11.76%) at December 31, 2013. The Company estimates the fair value of mortgage loans on real estate to be $132 million and $41 million at December 31, 2014 and December 31, 2013, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.80% and 5.50% originated during 2014. The maximum percentage of any single mortgage loan to the value of the security originated in 2014 was 69.98%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2014 and December 31, 2013.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2014 or December 31, 2013.

The following table set forth the credit quality indicators as of December 31, 2014 and December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2014
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$29	$3	$—	$—	$—	$—	$32
50% - 59.99%	17	5	—	4	5	—	31
60% - 69.99%	38	5	12	10	—	—	65
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$84	$13	$12	$14	$5	$—	$128

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2013
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$17	$—	$—	$5	$—	$—	$22
50% - 59.99%	10	—	3	—	—	—	13
60% - 69.99%	—	3	5	—	—	—	8
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total Industrial	$27	$3	$8	$5	$—	$—	$43

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS, HSF and GBG (See Note C). Selected financial information for PAS and HSF, the Company’s significant subsidiaries at December 31, 2014 and 2013 are highlighted below:

	2014	2013
	(In millions)
PAS
Total assets	$39	$40
Total liabilities	18	24
Net loss	(12)	(8)

HSF
Total assets	$20	$—
Total liabilities	16	—
Net loss	—	—

There were no dividends received from PAS and HSF in 2014 or 2013.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2014	2013
	(In millions)
Bonds	$77	$70
Subsidiaries	—	5
Mortgage loans	4	1
Policy loans	7	7

Total gross investment income	88	83
Less: investment expenses	(4)	(4)

Net investment income	$84	$79

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2014	2013
	(In millions)
Bonds	$4	$1
Derivatives and other	(67)	(174)

Total net realized capital losses	(63)	(173)
Transfer to IMR	(3)	(1)
Capital gain federal income tax expense	1	—

Net realized capital losses, net of tax and transfers to IMR	$(67)	$(174)

There were no impairment losses for 2014 and 2013, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to mitigate market fluctuations of the Company’s portfolio of unaffiliated common stock and other mark to market assets and to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2014

	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(In millions)
Derivatives designated as hedging instruments:
Equity index futures	$—	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments:
Treasury Futures	2	—	—	—	6	—
Equity index futures	—	—	—	9	(73)	—

Total derivatives	$2	$—	$—	$9	$(67)	$—

December 31, 2013
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(In millions)
Derivatives designated as hedging instruments:
Equity index futures	$—	$—	$—	$—	$—	$—
Derivatives not designated as hedging instruments:
Treasury Futures	—	—	—	2	(17)	—
Equity index futures	—	—	—	(8)	(157)	—

Total derivatives	—	—	—	$(6)	$(174)	$—

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2014 and 2013, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2014 and 2013.

Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2014 and 2013 were $31 million and $21 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2014 and 2013, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2014 and 2013:

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
			(In millions)
Assets at Fair Value
Separate Accounts Assets	$11,394	$1,415	$—	$12,809	$12,809

Total Assets at Fair Value	$11,394	$1,415	$—	$12,809	$12,809

There were no transfers into or out of Level 1 and 2 during 2014.

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
			(In millions)
Assets at Fair Value
Separate Accounts Assets	$10,816	$1,345	$—	$12,161	$12,161

Total Assets at Fair Value	$10,816	$1,345	$—	$12,161	$12,161

There were no transfers into or out of Level 1 and 2 during 2013.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2014 and 2013 were as follows:

2014
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2013
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	4	4
Group life renewal	—	—

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2015 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$68	$4	$72
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	68	4	72
Deferred Tax Assets Nonadmitted	39	4	43

Subtotal Net Admitted Deferred Tax Asset	29	—	29
Deferred Tax Liabilities (DTLs)	16	—	16

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$—	$13

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$59	$3	$62
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	59	3	62
Deferred Tax Assets Nonadmitted	30	2	32

Subtotal Net Admitted Deferred Tax Asset	29	1	30
Deferred Tax Liabilities	14	—	14

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$1	$16

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$9	$1	$10
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	9	1	10
Deferred Tax Assets Nonadmitted	9	2	11

Subtotal Net Admitted Deferred Tax Asset	—	(1)	(1)
Deferred Tax Liabilities	2	—	2

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(2)	$(1)	$(3)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

During 2014 and 2013, the Company corrected an error in the accounting for deferred income taxes. In connection with this, an adjustment was recorded to increase the gross deferred tax asset by $4 million and decrease the gross deferred tax asset by $6 million in 2014 and 2013, respectively. In addition, a corresponding adjustment of $4 million was recorded to increase the non admitted deferred tax asset and $6 million was recorded to decrease the non admitted deferred tax asset in 2014 and 2013, respectively, resulting in no net impact to the net admitted deferred tax asset or surplus.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101—Income Taxes, A Replacement of SSAP No. 10R and SSAP No.10 (“SSAP 101”). SSAP 101 includes a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2014 and expects to exceed this minimum during 2015.

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$2	$—	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	32	—	32
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	16	—	16

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$30	$—	$30

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions, except percentages)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$1	$2
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	25	—	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	14	—	14

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$29	$1	$30

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$(1)	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(2)	—	(2)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(2)	—	(2)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	7	—	7
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	2	—	2

Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (a. + b. + c.)	$1	$(1)	$—

	2014	2013
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	726%	740%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$233	$180

Impact of Tax Planning Strategies

Description	December 31, 2014
(In millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	68	4
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	29	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	45%	0%

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2013
(In millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	59	3
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	23%	0%
(3) Net Admitted Adjusted Gross DTAs	29	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	89%	0%

	Change
	Ordinary		Capital
(1) Adjusted Gross DTAs	9		1
(2) Percentage of adusted gross DTA’s by tax character attributable to the impact of tax planning strategies	(5%	)	0%
(3) Net Admitted Adjusted Gross DTAs	0		(1)
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	(44%	)	0%

All DTL were recognipP1B zed as of December 31, 2014 and 2013.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2014 and 2013:

Description	2014	2013
	(In millions)
Federal income tax benefit on operating loss	$(12)	$(58)
Prior year overaccrual	(8)	(2)
Contingent tax	3	2
Foreign	(1)	—

Current federal operations income tax benefit	(18)	(58)
Current Federal capital gains income tax expense	1	—

Total current federal income tax benefit	$(17)	$(58)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 were as follows:

	2014	2013	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$48	$35	$13
Policy acquisition costs	20	24	(4)
AG 38 Reserve	—	—	—
Capital loss related to RIC liquidation	—	—	—

Gross ordinary DTAs—(admitted and nonadmitted)	$68	$59	$9

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	39	30	9

Admitted ordinary DTAs	$29	$29	$—

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	2014	2013	Change
	(In millions)
Capital:
Impaired securities	$4	$3	$1
Unrealized loss on investments	—	—	—
Other—Capital Loss related to 2012 RIC liquidation	—	—	—

Gross capital DTAs—(admitted and nonadmitted)	$4	$3	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	4	2	2

Admitted capital DTAs	—	1	(1)

Total admitted DTAs	$29	$30	$(1)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	14	12	2

Total Ordinary DTLs	$16	$14	$2

Capital:

Total DTL	$16	$14	$2

Net admitted DTAs/(DTLs)	$13	$16	$(3)

The change in net deferred Federal income taxes is comprised of the following:

	2014	2013	Change
	(In millions)
Adjusted gross deferred tax assets	$72	$62	$10
Total Deferred Tax Liabilities	16	14	2

Net deferred tax assets (liabilities)	$56	$48	8

Tax effect of unrealized capital losses			(1)

Change in net deferred federal income tax benefit			$7

Contingent Tax Liabilities:

As of December 31, 2014, the Company had $7 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2014 and 2013, the Company recognized approximately $3 million and $2 million in interest and penalties, respectively. The Company has approximately $6 million and $3 million accrued for payment of interest and penalties at years 2014 and 2013, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2009 through 2011.

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2014	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$17	35%
Net realized capital gains (losses) @ 35%	(23)	35%

Provision calculated at statutory rate	$(6)	35%
Dividends received deduction and other	(15)	87%

Subtotal	$(21)	122%
Contingent taxes	3	(20%	)
Return to provision	(5)	29%
Foreign tax credit	(1)	3%

Total	$(24)	134%

Total current federal income tax benefit	$(17)	98%
Change in net deferred federal income taxes benefit	(7)	36%

Total statutory income tax benefit	$(24)	134%

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2014, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2014	$—	$1	$1
2013	—	—	—
2012	—	1	1

Total	$—	$2	$2

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $430 million and $431 million at December 31, 2014 and 2013, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2014			2013
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
	(In millions)
Premiums and annuity considerations	$(40)	$(7)	$(47)	$(40)	$(8)	$(48)
Commissions and other expenses	6	—	6	7	—	7
Reserve adjustments on reinsurance ceded and other income	(31)	—	(31)	(24)	—	(24)

Total Revenues	(65)	(7)	(72)	(57)	(8)	(65)

Policyholder and contract benefits	(64)	—	(64)	(51)	—	(51)
(Increase) decrease in aggregate reserves	(9)	2	(7)	(25)	11	(14)

Total expenses	(73)	2	(71)	(76)	11	(65)

Net gain (loss) on operations from reinsurance ceded	$8	$(9)	$(1)	$19	$(19)	$—

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $147 million and $137 million in 2014 and 2013, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $17 million and $15 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2014 and 2013, respectively.

Investments:

At December 31, 2014 and 2013, respectively, approximately 23% and 25% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,995 million and $3,066 million as of December 31, 2014 and 2013, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. For the years ended December 31, 2014 and 2013, the Company received a total of $40 million and $85 million, respectively, from the Guardian as an additional paid-in and contributed surplus which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows. The $40 million fund received in 2014 was used to fund the GIAC fixed portfolios given the current low interest rate environment. Of the total of $85 million fund received in 2013, $50 million was a non-cash settlement to reduce the outstanding borrowed money (intercompany line of credit) and $35 million cash was used to rebalance fixed product portfolios.

For the years ended December 31, 2014 and 2013, the Company also received $16 million and $8 million funds, respectively, from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

variable insurance products separate accounts. For the years ended December 31, 2014 and 2013, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2014 and 2013, respectively.

Reimbursement Agreement:

The Company has a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2014 and 2013, the dividends received by the Company from GBG amounted to $0.3 million and $5 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $0.1 million and $5 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2014, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $100 million to $225 million, of which $25 million was designated to fund a new subsidiary, Hanover Square Funding. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2014 and 2013, the amount of drawings on the line of credit amounted to $177 million and $88 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Of the total of $177 million, $21 million was used to fund Hanover Square Funding and $30 million of the total borrowed fund was subsequently settled on January 2, 2015. Interest expense and commitment fees of $1.2 million and $0.7 million and $0.1 million and $0.2 million in 2014 and 2013, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $133 thousand and $41 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2014 and 2013, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note A). For the years ended December 31, 2014 and 2013, the Company paid commissions to PAS which amounted to $54 million and $53 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0.2 million at December 31, 2014 and 2013, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2014, no intercompany receivable due to the Company is over 90 days past due.

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2014 and 2013, the Company’s separate accounts statement included legally insulated assets of $12,809 million and $12,161 million, respectively, of which $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2014 and 2013. Fees and expenses due or accrued to the Company’s general account were $264 million and $255 million as of December 31, 2014 and 2013, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate accounts liabilities of $134 million and $120 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $236 million and $215 million for the years ended December 31, 2014 and 2013, respectively.

The general account of the Company had paid $0.07 million and $0.13 million towards separate accounts guarantees for the years ended December 31, 2014 and 2013, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2014 and 2013 were as follows:

December 31, 2014	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,343	$1,343

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,522	$12,522
Market value/not subject to discretionary withdrawals	—	21	21

Total reserves for separate accounts	—	12,543	12,543

Charges for investment management administration and contract guarantees	—	51	51
Accrued expense allowances	—	213	213

Separate accounts liabilities	$—	$12,807	$12,807

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2013	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,243	$1,243

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$11,885	$11,885
Market value/not subject to discretionary withdrawals	—	19	19

Total reserves for separate accounts	—	11,904	11,904

Charges for investment management administration and contract guarantees	—	46	46
Accrued expense allowances	—	209	209

Separate accounts liabilities	$—	$12,159	$12,159

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2014	2013
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,343	1,243
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,654)	(1,416)

Net transfers (from) to separate accounts	(311)	(173)

Reconciling Adjustments:
Mortality and expense guarantees—variable	149	136
Administrative fees—variable annuity	87	77
Cost of insurance	17	18

Total adjustments	253	231

Net transfers (from) to separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(58)	$58

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2014 and 2013 were as follows:

December 31, 2014	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	40	—	—	40	0%
At fair value	—	9,123	2,869	11,992	83%

Total with adjustment or at market value	126	9,123	2,869	12,118	84%
At book value without adjustment (minimal or no charge or adjustment)	1,099	—	—	1,099	8%
Not subjected to discretionary withdrawal	1,139	21	—	1,160	8%

Total (gross)	2,364	9,144	2,869	14,377	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,364	$9,144	$2,869	$14,377	100%

December 31, 2013	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	52	—	—	52	0%
At fair value	—	8,702	2,647	11,349	85%

Total with adjustment or at market value	138	8,702	2,647	11,487	86%
At book value without adjustment (minimal or no charge or adjustment)	1,140	—	—	1,140	8%
Not subjected to discretionary withdrawal	777	19	—	796	6%

Total (gross)	2,055	8,721	2,647	13,423	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,055	$8,721	$2,647	$13,423	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2014, the maximum amount of dividends the Company could pay The Guardian in 2015 without prior approval from the state insurance regulatory authorities was $49 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net (loss) gain:

	2014	2013
	(In millions)
Statutory net loss	$—	$(83)
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(12)	(8)
Change in deferred policy acquisition costs	94	(42)
Future policy benefits	(160)	259
Reinsurance	1	(5)
Deferred federal income tax benefit (expense)	29	(69)
Transfer to interest maintenance reserve	3	1
Amortization of interest maintenance reserve	(3)	(2)

Consolidated GAAP net (loss) gain	$(48)	$51

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2014	2013
	(In millions)
Statutory capital and surplus	$227	$181
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	532	441
Elimination of asset valuation reserve	19	15
Future policy benefits	(7)	158
Establishment of additional deferred federal income taxes	(71)	(82)
Unrealized gains on investments	77	19
Separate account accrued expense allowances	(213)	(209)
Other liabilities	(64)	(69)

Consolidated GAAP stockholder’s equity	$500	$454

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 3, 2015, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2014.

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2014	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$499,616
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	76,359,344
Bonds of affiliates	156,790
Preferred stocks (unaffiliated)	165,680
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	272,189
Mortgage loans	3,332,092
Real estate	—
Contract loans	7,064,881
Cash, cash equivalents and short-term investments	48,928
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	199,480

Total gross investment income	$88,099,000

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	127,737,451

Total mortgage loans	$127,737,451

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	25,418,602	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	109,901

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2014	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$226,795,849
Over 1 year through 5 years	1,031,076,828
Over 5 years through 10 years	597,752,357
Over 10 years through 20 years	232,010,854
Over 20 years	419,920,656

Total by Maturity	$2,507,556,544

Bonds by Class—Statement Value
Class 1	$1,539,409,836
Class 2	916,153,350
Class 3	34,528,520
Class 4	—
Class 5	17,464,838
Class 6	—

Total by Class	$2,507,556,544

Total Bonds Publicly Traded	2,040,884,480
Total Bonds Privately Placed	466,672,064
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	109,901	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	35,875,123	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(448,181,957)	Schedule DB, Part B, Sec. 1
Cash on Deposit	(13,960,394)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	712,705,000
Credit Life	—
Group Life	25,406,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	23,091,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	993,104,000
Credit Life	—
Group Life	239,548,000

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2014

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2014	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	96,217,373
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,060,104,671

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,139,148,050

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Certificates, Income Contracts, Payable and Account Value In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	892,919,917
Dividend Accumulations—Account Balance	—

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.
$2,847,537,407

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Medtronic Inc.	Bonds	$22,332,737	0.8%
b.	Bank of America Corp.	Bonds	$22,281,157	0.8%
c.	JP Morgan Chase & Co.	Bonds	$21,895,833	0.8%
d.	Goldman Sachs Group Inc.	Bonds	$21,134,984	0.7%
e.	Park Avenue Securities	Other Invested Asset	$20,804,339	0.7%
f.	Oracle Corp.	Bonds	$18,978,675	0.7%
g.	Morgan Stanley	Bonds	$18,044,862	0.6%
h.	Sysco Corporation	Bonds	$17,788,703	0.6%
i.	Wells Fargo & Company	Bonds	$17,637,879	0.6%
j.	Consolidated Edison Co.	Bonds	$17,625,670	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,539,409,836	54.1%	P/RP-1	$—	0.0%
NAIC-2	$916,153,350	32.2%	P/RP-2	$—	0.0%
NAIC-3	$34,528,520	1.2%	P/RP-3	$—	0.0%
NAIC-4	$—	0.0%	P/RP-4	$—	0.0%
NAIC-5	$17,464,838	0.6%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’stotal admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$350,724,297	12.3%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$322,783,957	11.3%
Countries rated NAIC-2	$24,940,340	0.9%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$122,910,352	4.3%
Country: Australia	$50,010,478	1.8%
Countries rated NAIC-2:
Country: Mexico	$20,940,340	0.7%
Country: Iceland	$2,000,000	0.1%
Countries rated NAIC-3 or below
Country: Turks & Caicos	$3,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Rabobank Nederland	1FE	$12,101,914	0.4%
2.	Deutsche Bank AG London	1FE	$12,085,698	0.4%
3.	Barclays Bank PLC	1FE/2FE	$11,944,687	0.4%
4.	BP Capital Markets PLC	1FE	$10,651,471	0.4%
5.	Rio Tinto Fin USA	1FE	$10,303,890	0.4%
6.	Swedbank AB	1FE	$10,039,530	0.4%
7.	Vodafone Group PLC	2FE	$9,882,128	0.3%
8.	Astrazeneca PLC	1FE	$9,208,428	0.3%
9.	HSBC Bank PLC	1FE	$8,948,004	0.3%
10.	Petroleos Mexicanos	2FE	$8,937,033	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?

Yes {  }    No  {X}

Total admitted assets held in Canada investments.	$72,347,797	2.5%

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$9,000,000	0.3%
b.	Commercial	$5,000,000	0.2%
c.	Commercial	$5,000,000	0.2%
d.	Commercial	$5,000,000	0.2%
e.	Commercial	$5,000,000	0.2%
f.	Commercial	$5,000,000	0.2%
g.	Commercial	$5,000,000	0.2%
h.	Commercial	$5,000,000	0.2%
i.	Commercial	$5,000,000	0.2%
j.	Commercial	$5,000,000	0.2%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$127,737,452	4.5%	$—	0.0%

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2014

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$15,000,000	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$31,433,000	1.1%	$25,302,255	$22,262,925	$30,502,050
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2014

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$80,264,976	2.89%	$80,264,976	2.89%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,607,031	0.20%	5,607,031	0.20%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	12,954,079	0.47%	12,954,079	0.47%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	14,171	0.00%	14,171	0.00%
Issued or guaranteed by FNMA and FHLMC	141,735	0.01%	141,735	0.01%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	107,510,430	3.88%	107,510,430	3.88%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,837,117,105	66.23%	1,837,117,105	66.23%
Unaffiliated non-U.S. securities (including Canada)	423,072,094	15.25%	423,072,094	15.25%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2014

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	109,901	0.00%	109,901	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	127,737,452	4.61%	127,737,452	4.61%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	120,265,125	4.34%	120,265,125	4.34%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	6,541,177	0.24%	6,541,177	0.24%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	26,914,529	0.97%	26,914,529	0.97%
Other Invested Assets	25,418,602	0.92%	25,418,602	0.92%

Total Invested Assets	$2,773,668,407	100.00%	$2,773,668,407	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-124

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. which comprise the statutory basis balance sheets as of December 31, 2014 and 2013, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note B and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014 and 2013, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note B.

B-125

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 3, 2015

B-126

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2014

Statement of Operations for the Year Ended December 31, 2014

Statements of Changes in Net Assets for the Years Ended December 31, 2014 and 2013

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2014 and 2013

Statutory Basis Statements of Operations for the Years Ended December 31, 2014 and 2013

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2014 and 2013

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2014 and 2013

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)

(b) Form of GIAC Selling Agreement(4)

4	(a) Specimen of ProFreedom Variable Annuity Contract(2)

(b) Specimen of ProStrategies Variable Annuity Contract(2)

(c) Highest Accumulation Value Death Benefit Rider (HAVDB)(2)

(d) Return of Premium Death Benefit Rider (ROPDB)(2)

(e) Deferred Income Annuity Payout Option Rider (DIA)(2)

(h) Payments for a 10 Year Period Certain(1)

5	Form of Application for Variable Annuity Contract(1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

9	Opinion and consent of Counsel(3)

10	Consent of PricewaterhouseCoopers LLP(4)

11	Not Applicable

12	Not Applicable

13	Powers of Attorney executed by (a) Michael B. Cefole, (b) Marc Costantini, (c) Donald P. Sullivan, Jr., and (d) Michael Slipowitz(3)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 4, 2013.
(2)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)	Incorporated by reference to the Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 28, 2014.
(4)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 8, 2015.

POSITION with GIAC	Name
Director & President	Michael B. Cefole
Director	Marc Costantini
Director	Donald P. Sullivan, Jr.
Director, Senior Vice President & Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Senior Vice President, Chief Financial Officer	Gordon Bailey
Senior Vice President, Product Management	Douglas Dubitsky
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary- Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director, Investments; Asset Liability and Equity Portfolio Management	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Douglas Gaylor
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director	David J. Marmon
Managing Director	Robert A. Reale
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Corporate Tax	Bruce P. Chapin
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President, Head of FP&A and Financial Reporting	Kevin Lyons
Second Vice President & NRO Controller, Individual Life Finance	Paul Iannelli
Second Vice President, Retirement Services	Travis Ovitt
Senior Director	Demetrios Tsaparas
Second Vice President & Chief Compliance Officer	Linda Senker
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Fixed Income Trading	John Gargana
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director	John Paul Gillin
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	ChengWang
Vice President, Strategic Initiatives & Distribution Support	Robert Chamerda
Vice President, Retirement Product Fund Management	Stuart Carlisle
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Head of Client Services Second Vice President, Head of 401(k) Business Growth Initiatives	Christopher Pic Matthew Butler
Assistant Vice President & Actuary	Mordechai Shapiro
Assistant Vice President , Annuity Operations and Customer Service	Christian Mele
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Director, Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance & Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon
Director, Financial Reporting & Sales Support, Retirement Solutions	Sanjay Patel

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2014. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Park Avenue Securities LLC	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Hanover Square Funding, LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	96.19%
RS Investments (Hong Kong) Limited	Hong Kong	100% (indirectly owned)
RS Investments (UK) Limited	England	100% (indirectly owned)
RS Funds Distributor LLC	Delaware	100% (indirectly owned)
RS Investment Management (Singapore) Pte Ltd.	Singapore	100% (indirectly owned)
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Berkshire Acquisition II, LLC	Delaware	100%
First Commonwealth, Inc.	Delaware	100%
Managed DentalGuard, Inc.	Ohio	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%
Access Professional Dental Care, LLC	Delaware	100%
Access Professional Dental Services, LLC	Delaware	100%
Premier Access Administrators	California	100%
Premier Access Insurance Company	California	100%
Sacramento Access Dental, Inc.	California	100%
Bay Access Dental, Inc.	California	100%
Data Telesis Private Limited	India	100%
Premier Group, Inc.	California	100%
Access Dental Plan of Utah, Inc.	Utah	100%
AAA Access Dental Plan of Texas, Inc.	Texas	100%
Access Dental Plan of Nevada, Inc.	Nevada	100%
Blue Hills Dental Plan of Arizona, Inc.	Arizona	100%
Access Dental Plan	California	100%
Blue Hills Dental Management, Inc.	California	100%
Managed Dental Care	California	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian Distributors, LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
RS Global Fund	Massachusetts	82.05%
RS High Yield Fund	Massachusetts	44.29%
RS Strategic Income Fund	Massachusetts	48.42%
RS China Fund	Massachusetts	92.67%
RS Investors Fund	Massachusetts	21.14%
RS Emerging Markets Small Cap Fund	Massachusetts	92.54%
Guardian Shores, LLC	Delaware	100%
Shores, LLC	Delaware	50%
Guardian LCP Commercial I LLC	Delaware	100%
LEI LCP-GL Commercial, LLC	Delaware	75%
Hanover Acquisition LLC	Delaware	100%
Guardian Parkside Commons LLC	Delaware	100%
Guardian Ledges, LLC	Delaware	100%
Guardian Quincy, LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Spencer Airport Center LLC	Delaware	100%
Hanover Acquisition II LLC	Delaware	100%
Guardian Cliffside LLC	Delaware	60%
Guardian Juanita Village, LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Guardian Eldorado, LLC	Delaware	75%
Guardian Campus Holdings LLC	Delaware	100%
Campus Drive Land Partners LLC	Delaware	100%
Campus Drive Fee Owner LLC	Delaware	100%
Campus Drive Manager LLC	Delaware	90%
Guardian Westwood Holdings LLC	Delaware	100%
Westwood Drive Land Partners LLC	Delaware	100%
Westwood Drive Fee Owner LLC	Delaware	100%
Guardian Tyron Village LLC	Delaware	100%
Guardian Park Place LLC	Delaware	100%
Spencer Airport Center Phase III, LLC	Delaware	100%
Spencer Airport Center Phase IV, LLC	Delaware	100%
Guardian Piazza D’Oro	Delaware	100%
Guardian CapCo, LLC	Delaware	100%
901 Hawthorne/250 Spring Lake, LLC	Delaware	60%
360 S. Acacia Partnership	New York	53%
Airside Business Park LP	Pennsylvania	25%
B.A. Ventures, LLC	New York	50%
Broadway Denver LLC	Delaware	60%
G-M Joint Venture	Tennessee	90%
GH Scottsdale I LLC	Delaware	50%
GH Warner LLC	Delaware	50%
Golden State II	California	50%
Lowe Capital Partners, LLC	Delaware	80%
Guardian KW/Santa Maria Land Partners, LLC	Delaware	60%
Guardian/KW Hayward Member, LLC	Delaware	60%
Guardian Forest Creek LLC	Delaware	90%
Guardian Park Potomac LLC	Delaware	100%
Guardian Santa Fe Partnership	Colorado	75%
Guardian Timber Ridge LLC	Delaware	90%
Space Center Apartments, LLC	Delaware	50%
TruAmerica Multifamily LLC	Delaware	80%
TruAmerica Properties LLC	Delaware	80%
Campus Drive Manager LLC	Delaware	90%
Westwood Drive Manager	Delaware	90%
TruAmerica Properties II LLC	Delaware	40%
Deasil Manager LLC	Delaware	39.61% (indirectly owned)
Deasil Lender LLC	Delaware	39.61% (indirectly owned)
Mediterranean Operator LLC	Delaware	39.61% (indirectly owned)
Galena Way Manager LLC	Delaware	37% (indirectly owned)
Galena Way Land Partners LLC	Delaware	3.7% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Land Partners LLC	Delaware	3.7% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	3.7% (indirectly owned)
Hanover Acquisition VI, LLC	Delaware	100%
Guardian/Abbey, LLC	Delaware	72%
400 Columbus Avenue LLC	New York	100%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Guardian Hilltop LLC	Delaware	100%
Guardian/KW Hilltop, LLC	Delaware	50%
Guardian Mercury, LLC	Delaware	100%
The Mercury Homes, LLC	Delaware	27%
Guardian/Mile High, LLC	Delaware	100%
Guardian/DCC, LLC	Delaware	90%
Guardian LCP Hospitality I LLC	Delaware	100%
LEI LCP-GL, LLC	Delaware	75%
Guardian LCP Hospitality Finance LLC	Delaware	100%
LEI LCP-GL II, LLC	Delaware	73%
Guardian Deasil Holdings, LLC	Delaware	100%
Deasil Land Partners LLC	Delaware	15.35% (indirectly owned)
Bayridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Crest Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colonnade Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colony Fee Owner LLC	Delaware	15.35% (indirectly owned)
Forest Park Fee Owner LLC	Delaware	15.35% (indirectly owned)
Harborview Fee Owner LL	Delaware	15.35% (indirectly owned)
Hidden Hills Fee Owner LLC	Delaware	15.35% (indirectly owned)
Mediterranean Fee Owner LP	Delaware	15.35% (indirectly owned)
Mountain Summit Fee Owner LLC	Delaware	15.35% (indirectly owned)
Reche Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Towne Center Fee Owner LLC	Delaware	15.35% (indirectly owned)
Tuscan Village Fee Owner LLC	Delaware	15.35% (indirectly owned)
Waterstone Magnolia Fee Owner LLC	Delaware	15.35% (indirectly owned)
Guardian Lowry LLC	Delaware	100%
Monaco Parkway Land Partners LLC	Delaware	25% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Ponderosa LLC	Delaware	100%
Galena Way Land Partners LLC	Delaware	25% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Carriages LLC	Delaware	100%
Petrovitsky Road Land Partners LLC	Delaware	25% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian LCP2A, LLC	Delaware	100%
Lowe Capital Partners 2A , LLC	Delaware	93.33%
Guardian LCP2B, LLC	Delaware	100%
Lowe Capital Partners 2B, LLC	Delaware	50%
Willowbrook Center Joint Venture	Illinois	90%
GR Lenexa, LLC*	Delaware	50%
Guardian/KW NOHO Manager, LLC*	Delaware	50%
Guardian Wakefield LLC*	Delaware	100%
Guardian Blossom Hill, LLC*	Delaware	100%
Guardian/KW Blossom Hill, LLC*	Delaware	85%
Guardian Wakefield LLC*	Delaware	100%
* Inactive

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2014:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of March 31, 2015
Non-Qualified	12,147
Qualified	34,286

Total	46,433

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of April 8, 2015. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

POSITION with PAS	NAME
Manager & President	John Palazzetti
Manager, Senior Vice President, Principal Executive Officer, Wholesale Division	Michael B. Cefole
Manager	Marc Constantini
Manager	D. Scott Dolfi
Manager	Michael N. Ferik
Manager	Donald P. Sullivan, Jr.
Executive Vice President, General Counsel & Associate Corporate Secretary	Tracy L. Rich
Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Wholesale Division	Douglas Dubitsky
Vice President, Financial Officer, Wholsale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Field Vice President, National Sales Manager, Wholesale Division	James Lake
Second Vice President, Business Technology Services	Domenica Grittani
Second Vice President, Chief Compliance Officer, Wholesale Division	Linda Senker
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, Head of Business Management Distribution	Frank Kulak
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division Second Vice President, Wholesale Division	Robert Chamerda Nahulan Ethirveerasingam
Assistant Vice President & Chief Operations Officer	Michael Ryniker
Assistant Vice President & Head of Finance	James Conway
Director, Agent Contracting & Licensing	Gregory Blazinski
Director, Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Assistant Corporate Secretary	Robert D. Grauer

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R certifies that it meets all the requirements for effectiveness for this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the day of 27th April, 2015.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

	/s/ Michael B. Cefole*	President & Director
Michael B. Cefole (Principal Executive Officer)

	/s/ Gordon Bailey	Vice President & Chief Financial Officer
Gordon Bailey
(Principal Financial Officer)

	/s/ Marc Costantini* Marc Costantini	Director

	/s/ Michael Slipowitz* Michael Slipowitz	Senior Vice President & Corporate Chief Actuary & Director

	/s/ Donald P. Sullivan, Jr.* Donald P. Sullivan, Jr.	Director

By:	/s/ Richard T. Potter, Jr. Richard T. Potter, Jr.	Date: April 27, 2015
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to a Power of Attorney incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 as filed by the Registrant on April 28, 2014 (Reg. No. 333-187762).

Exhibit Index

Number	Description
3	(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC

(b) Form of GIAC Selling Agreement

10	Consent of PricewaterhouseCoopers LLP